UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF
and Schwab Fundamental Index ETFs
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: August 31, 2024

Item 1: Report(s) to Shareholders.

Semiannual Report |
August 31, 2024
Schwab U.S. REIT ETF
Ticker Symbol: SCHH
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2024, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shar
eholders
and other information about the fund are available from your financial intermediary.
FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. REIT ETF	$4	0.07%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. REIT ETF (01/13/2011)
Market Price Return 2	14.43%	21.47%	2.41%	5.02%
NAV Return 2	14.42%	21.59%	2.40%	5.02%
S&P 500 ® Index 3	11.59%	27.14%	15.92%	12.98%
Dow Jones Equity All REIT Capped Index 4	14.50%	21.69%	N/A	N/A
REIT Spliced Index 5	14.50%	21.69%	2.45%	5.10%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a
product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF
is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow
Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones Equity All REIT Capped Index to the S&P 500
®
Index. The S&P
500
®
Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.
4
The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
5
An internally calculated index, comprised of the Dow Jones U.S. Select REIT Index from inception of the Schwab U.S. REIT ETF until the close of business on June 19, 2020, and the Dow Jones Equity All REIT Capped Index thereafter. The REIT Spliced Index is published with the permission of S&P Dow Jones Indices LLC, but is not calculated, sponsored or endorsed by S&P Dow Jones Indices LLC.
Schwab
U.S.
REIT
ETF |
Semiannual
Report
1
REG125436-00  00303714

Statistics

Net Assets (millions)	$7,294
Number of Holdings (excludes derivatives)	117
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	4%
Weighted Average Market Cap (millions)	$44,964
Price/Earnings Ratio (P/E)	37.7
Price/Book Ratio (P/B)	2.6
Industry Weightings % of Investments
1

Top Equity Holdings % of Net Assets
2

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index
does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
This list is not a recommendation of any security by the investment adviser.
2
Schwab U.S. REIT ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. REIT ETF | Semiannual Report
3

Semiannual Report |
August 31, 2024
Schwab Fundamental U.S. Broad Market ETF
(formerly Schwab Fundamental U.S. Broad Market Index ETF)
Ticker Symbol: FNDB
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2024, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or ho
ld fun
d shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Broad Market ETF	$13	0.25%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Broad Market ETF (08/15/2013)
Market Price Return 2	10.60%	23.26%	15.26%	11.27%
NAV Return 2	10.42%	23.20%	15.23%	11.26%
Russell 3000 ® Index 3	10.89%	26.14%	15.19%	12.36%
RAFI Fundamental High Liquidity US All Index 4	10.53%	N/A	N/A	N/A
Russell RAFI™ US Index	10.66%	23.61%	15.52%	11.54%
Fundamental US All Spliced Index 5	10.55%	23.48%	15.49%	11.53%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US All Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental
U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Index to the Russell 3000
®
Index. The Russell 3000
®
Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Index to the RAFI Fundamental High Liquidity US All Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High
Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
5
The Fundamental US All Spliced Index is an internally calculated index comprised of the Russell RAFI™ US Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US All Index from June 22, 2024, forward.
Schwab
Fundamental
U.S.
Broad
Market ETF | Semiannual Report
1
REG125417-00  00303692

Statistics

Net Assets (thousands)	$827,169
Number of Holdings (excludes derivatives)	1,734
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	5%
Weighted Average Market Cap (millions)	$464,319
Price/Earnings Ratio (P/E)	19.3
Price/Book Ratio (P/B)	2.5
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities a nd i
ts return is not
inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
2
Schwab Fundamental U.S. Broad Market ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental U.S. Broad Market ETF | Semiannual Report
3

Semiannual Report |
August 31, 2024
Schwab Fundamental U.S. Large Company ETF
(formerly Schwab Fundamental U.S. Large Company Index ETF)
Ticker Symbol: FNDX
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2024, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or ho
ld fund
shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Large Company ETF	$13	0.25%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company ETF (08/15/2013)
Market Price Return 2	10.74%	23.76%	15.51%	11.45%
NAV Return 2	10.66%	23.77%	15.49%	11.45%
Russell 1000 ® Index 3	11.02%	26.60%	15.55%	12.66%
RAFI Fundamental High Liquidity US Large Index 4	10.78%	N/A	N/A	N/A
Russell RAFI™ US Large Company Index	10.90%	24.15%	15.78%	11.74%
Fundamental US Large Spliced Index 5	10.80%	24.04%	15.76%	11.73%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which
would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i)
make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Large Company Index to the Russell 1000
®
Index. The
Russell 1000
®
Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
5
The Fundamental US Large Spliced Index is an internally calculated index comprised of the Russell RAFI™ US Large Company Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Large Index from June 22, 2024, forward.
Schwab
Fundamental
U.S. Large Company ETF | Semiannual Report
1
REG125418
-00  00303693

Statistics

Net Assets (millions)	$16,765
Number of Holdings (excludes derivatives)	736
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	5%
Weighted Average Market Cap (millions)	$499,333
Price/Earnings Ratio (P/E)	19.4
Price/Book Ratio (P/B)	2.6
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the ex clus
ive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.
3
This list is not a recommendation of any security by the investment adviser.
2
Schwab Fundamental U.S. Large Company ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental U.S. Large Company ETF | Semiannual Report
3

Semiannual Report |
August 31, 2024
Schwab Fundamental U.S. Small Company ETF
(formerly Schwab Fundamental U.S. Small Company Index ETF)
Ticker Symbol: FNDA
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2024, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Small Company ETF	$13	0.25%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company ETF (08/15/2013)
Market Price Return 2	7.36%	16.58%	11.69%	8.70%
NAV Return 2	7.32%	16.51%	11.68%	8.69%
S&P 500 ® Index 3	11.59%	27.14%	15.92%	12.98%
RAFI Fundamental High Liquidity US Small Index 4	7.42%	N/A	N/A	N/A
Russell RAFI™ US Small Company Index	7.64%	16.95%	11.90%	8.92%
Fundamental US Small Spliced Index 5	7.41%	16.70%	11.85%	8.90%
Russell 2000 ® Index	8.71%	18.47%	9.68%	8.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Small Company Index to the S&P 500
®
Index. The S&P
500
®
Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
5
The Fundamental US Small Spliced Index is an internally calculated index comprised of the Russell RAFI™ US Small Company Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Small Index from June 22, 2024, forward.
Schwab Fundamental U.S. Small
Company
ETF |
Semiannual
Report
1
REG125419-00  00303695

Statistics

Net Assets (millions)	$8,942
Number of Holdings (excludes derivatives)	1,040
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	15%
Weighted Average Market Cap (millions)	$6,605
Price/Earnings Ratio (P/E)	18.4
Price/Book Ratio (P/B)	1.7
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive
of
trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by
a
nd is the exclusive
property
of MSCI
Inc
.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the
investment
adviser.
2
Schwab Fundamental U.S. Small Company ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental U.S. Small Company ETF | Semiannual Report
3

Semiannual Report |
August 31, 2024
Schwab Fundamental International Equity ETF
(formerly Schwab Fundamental International Large Company Index ETF)
Ticker Symbol: FNDF
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2024, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Equity ETF	$13	0.25%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Equity ETF (08/15/2013)
Market Price Return 2	9.28%	17.94%	10.38%	5.48%
NAV Return 2,3	9.20%	17.77%	10.38%	5.51%
MSCI EAFE ® Index (Net) 4,5	9.31%	19.40%	8.61%	5.20%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) 4,6	9.17%	N/A	N/A	N/A
Russell RAFI™ Developed ex US Large Company Index (Net) 4	9.19%	17.85%	10.43%	5.57%
Fundamental Developed ex US Large Spliced Index 4,7	9.13%	17.79%	10.42%	5.56%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Large Company Index (Net) to the MSCI
EAFE
®
Index (Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.
7
The Fundamental Developed ex US Large Spliced Index is an internally calculated index comprised of the Russell RAFI™ Developed ex US Large Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) from June 22, 2024, forward.
Schwab
Fundamental
International
Equity
ETF
| Semiannual Report
1
REG125415-00  00303690

Statistics

Net Assets (millions)	$13,960
Number of Holdings (excludes derivatives)	958
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	6%
Weighted Average Market Cap (millions)	$74,817
Price/Earnings Ratio (P/E)	12.5
Price/Book Ratio (P/B)	1.2
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actu all
y hold a portfolio of securities and its return is not
inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
2
Schwab Fundamental International Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental International Equity ETF | Semiannual Report
3

Semiannual Report |
August 31, 2024
Schwab Fundamental International Small Equity ETF
(formerly Schwab Fundamental International Small Company Index ETF)
Ticker Symbol: FNDC
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2024, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Small Equity ETF	$20	0.39%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Equity ETF (08/15/2013)
Market Price Return 2	9.04%	14.05%	7.15%	5.02%
NAV Return 2,3	9.36%	14.35%	7.17%	5.11%
MSCI EAFE ® Index (Net) 4,5	9.31%	19.40%	8.61%	5.20%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) 4,6	9.53%	N/A	N/A	N/A
Russell RAFI™ Developed ex US Small Company Index (Net) 4	9.45%	14.61%	7.44%	5.38%
Fundamental Developed ex US Small Spliced Index 4,7	9.44%	14.60%	7.43%	5.38%
S&P Developed ex-U.S. Small Cap Index (Net) 4	9.06%	12.55%	6.06%	4.58%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Small Company Index (Net) to the MSCI
EAFE
®
Index (Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.
7
The Fundamental Developed ex US Small Spliced Index is an internally calculated index comprised of the Russell RAFI™ Developed ex US Small Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) from June 22, 2024, forward.
Schwab Fundamental International Small Equity ETF | Semiannual Report
1
REG125416-00  00303691

Statistics

Net A ssets (millions)	$3,328
Number of Holdings (excludes derivatives)	1,993
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	18%
Weighted Average Market Cap (millions)	$4,393
Price/Earnings Ratio (P/E)	12.6
Price/Book Ratio (P/B)	1.1
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Country Weightings % of Investments
1

Portfolio holdings may have changed since the repo
rt d
ate.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the
fund
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of
1
940, as amended.
3
This list is not a recommendation of any security by the investment adviser.
2
Schwab Fundamental International Small Equity
ETF
 | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental International Small Equity ETF | Semiannual Report
3

Semiannual Report |
August 31, 2024
Schwab Fundamental Emerging Markets Equity ETF
(formerly Schwab Fundamental Emerging Markets Large Company Index ETF)
Ticker Symbol: FNDE
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2024, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other in
for
mation about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Emerging Markets Equity ETF	$20	0.39%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns
and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Equity ETF (08/15/2013)
Market Price Return 2	12.18%	18.78%	6.76%	3.67%
NAV Return 2,3	11.47%	19.08%	6.71%	3.70%
MSCI Emerging Markets Index (Net) 4,5	9.66%	15.07%	4.79%	2.56%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) 4,6	12.18%	N/A	N/A	N/A
Russell RAFI™ Emerging Markets Large Company Index (Net) 4	12.13%	20.57%	7.13%	4.20%
Fundamental Emerging Markets Spliced Index 4,7	12.05%	20.49%	7.12%	4.19%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the MSCI
Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
7
The Fundamental Emerging Markets Spliced Index is an internally calculated index comprised of the Russell RAFI™ Emerging Markets Large Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Emerging Markets Index (Net) from June 22, 2024, forward.
Schwab Fundamental Emerging Markets Equity ETF | Semiannual Report
1
REG125414-00  00303689

Statistics

Net Assets ( mill ions)	$6,208
Number of Holdings (excludes derivatives)	393
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	9%
Weighted Average Market Cap (millions)	$113,281
Price/Earnings Ratio (P/E)	9.7
Price/Book Ratio (P/B)	1.3
Sector Weightings % of Investments
1

Top Equity Holdings % of Net A
sse
ts
3

Country Weightings % of Investments
1

Portfolio holdings may have changed since t
he
report date.
An index is a statistical composite of a specified financial marke
t or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mu
tua
l funds registered under the Investment Company Act of 1940, as am
ended.
3
This list is not a recommendation of any security by the investment adviser.
2
Schwab Fundamental Emerging Markets Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental Emerging Markets Equity ETF | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | August 31, 2024
Schwab U.S. REIT ETF

    Ticker Symbol SCHH

In This Report

Financial Statements and Portfolio Holdings	2
Financial Notes	8
Investment Advisory Agreement Approval	18
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
1

Schwab U.S. REIT ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 8/31/24*	3/1/23– 2/29/24	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]	3/1/19– 2/29/20[1]
Per-Share Data
Net asset value at beginning of period	$20.05	$19.96	$23.30	$19.48	$21.15	$21.65
Income (loss) from investment operations:
Net investment income (loss)[2]	0.33	0.64	0.60	0.43	0.42	0.66
Net realized and unrealized gains (losses)	2.52	0.12	(3.45)	3.79	(1.54)	(0.50)
Total from investment operations	2.85	0.76	(2.85)	4.22	(1.12)	0.16
Less distributions:
Distributions from net investment income	(0.30)	(0.67)	(0.49)	(0.40)	(0.55)	(0.66)
Net asset value at end of period	$22.60	$20.05	$19.96	$23.30	$19.48	$21.15
Total return	14.42%[3]	4.06%	(12.22%)	21.56%	(4.98%)	0.59%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07%[4]	0.07%	0.07%[5]	0.07%	0.07%	0.07%
Net investment income (loss)	3.22%[4]	3.34%	2.82%[5]	1.81%	2.33%	2.88%
Portfolio turnover rate[6]	4%[3]	6%	6%	5%	59%	6%
Net assets, end of period (x 1,000,000)	$7,294	$6,361	$5,780	$6,648	$4,892	$5,717

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022 (see financial note 11 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Data Center REITs 9.2%
Digital Realty Trust, Inc.	1,701,665	257,989,431
Equinix, Inc.	493,708	411,930,207
		669,919,638

Diversified REITs 2.1%
Alexander & Baldwin, Inc.	381,445	7,548,797
American Assets Trust, Inc.	255,605	6,965,236
Armada Hoffler Properties, Inc.	353,062	4,346,193
Broadstone Net Lease, Inc.	987,147	18,064,790
Empire State Realty Trust, Inc., Class A	698,016	7,531,593
Essential Properties Realty Trust, Inc.	918,924	29,322,865
Global Net Lease, Inc.	1,024,560	8,831,707
WP Carey, Inc.	1,147,504	68,873,190
		151,484,371

Health Care REITs 11.3%
Alexandria Real Estate Equities, Inc.	825,369	98,689,371
American Healthcare REIT, Inc.	343,149	7,182,109
CareTrust REIT, Inc.	745,028	22,261,437
Global Medical REIT, Inc.	322,668	3,004,039
Healthcare Realty Trust, Inc.	1,985,794	35,347,133
Healthpeak Properties, Inc.	3,690,579	82,226,101
LTC Properties, Inc.	227,863	8,369,408
Medical Properties Trust, Inc. (a)	3,146,509	14,159,290
National Health Investors, Inc.	227,488	18,524,348
Omega Healthcare Investors, Inc.	1,295,771	51,234,785
Sabra Health Care REIT, Inc.	1,214,193	20,689,849
Ventas, Inc.	2,122,606	131,835,059
Welltower, Inc.	2,749,390	331,796,385
		825,319,314

Hotel & Resort REITs 2.5%
Apple Hospitality REIT, Inc.	1,180,535	17,046,925
DiamondRock Hospitality Co.	1,100,006	9,669,053
Host Hotels & Resorts, Inc.	3,697,197	65,440,387
Park Hotels & Resorts, Inc.	1,103,370	16,859,494
Pebblebrook Hotel Trust	631,213	8,395,133
RLJ Lodging Trust	804,237	7,640,252
Ryman Hospitality Properties, Inc.	313,891	32,632,108
Service Properties Trust	870,805	4,084,075
Summit Hotel Properties, Inc.	564,996	3,836,323
Sunstone Hotel Investors, Inc.	1,069,315	11,152,955
Xenia Hotels & Resorts, Inc.	534,707	7,614,228
		184,370,933

Industrial REITs 12.5%
Americold Realty Trust, Inc.	1,400,283	40,608,207
EastGroup Properties, Inc.	252,044	46,981,001
First Industrial Realty Trust, Inc.	694,161	39,379,753
Innovative Industrial Properties, Inc.	148,681	18,478,075
LXP Industrial Trust	1,542,397	15,979,233
Plymouth Industrial REIT, Inc.	193,216	4,625,591
Prologis, Inc.	4,816,279	615,616,782
Rexford Industrial Realty, Inc.	1,139,936	58,045,541
STAG Industrial, Inc.	955,041	38,755,564
Terreno Realty Corp.	507,320	35,025,373
		913,495,120

SECURITY	NUMBER OF SHARES	VALUE ($)
Multi-Family Residential REITs 9.6%
Apartment Investment & Management Co., Class A *	696,514	6,477,580
AvalonBay Communities, Inc.	744,601	168,078,784
Camden Property Trust	558,664	69,944,733
Centerspace	78,277	5,855,120
Elme Communities	461,690	8,153,445
Equity Residential	1,808,438	135,415,837
Essex Property Trust, Inc.	336,708	101,615,107
Independence Realty Trust, Inc.	1,178,148	24,481,915
Mid-America Apartment Communities, Inc.	612,631	99,472,895
NexPoint Residential Trust, Inc.	120,056	5,678,649
UDR, Inc.	1,588,707	70,713,349
Veris Residential, Inc.	420,979	7,383,972
		703,271,386

Office REITs 3.4%
Brandywine Realty Trust	906,023	4,738,500
BXP, Inc.	757,718	56,995,548
COPT Defense Properties	589,019	17,546,876
Cousins Properties, Inc.	797,503	22,736,811
Douglas Emmett, Inc.	877,997	14,047,952
Easterly Government Properties, Inc.	540,860	7,096,083
Equity Commonwealth *	562,462	11,401,105
Highwoods Properties, Inc.	555,436	17,896,148
Hudson Pacific Properties, Inc.	661,879	3,408,677
JBG SMITH Properties	439,176	7,641,662
Kilroy Realty Corp.	560,275	20,321,174
NET Lease Office Properties	77,794	2,357,936
Paramount Group, Inc.	868,361	4,385,223
Piedmont Office Realty Trust, Inc., Class A	650,643	6,350,276
SL Green Realty Corp.	339,857	22,648,070
Vornado Realty Trust	838,904	28,833,131
		248,405,172

Other Specialized REITs 7.5%
EPR Properties	397,178	18,854,040
Farmland Partners, Inc.	228,025	2,334,976
Four Corners Property Trust, Inc.	482,489	13,678,563
Gaming & Leisure Properties, Inc.	1,423,732	74,062,539
Iron Mountain, Inc.	1,537,162	174,098,968
Lamar Advertising Co., Class A	460,528	57,925,212
Outfront Media, Inc.	766,072	13,061,528
Safehold, Inc.	236,356	5,923,081
Uniti Group, Inc.	1,262,666	5,505,224
VICI Properties, Inc.	5,470,359	183,147,619
		548,591,750

Retail REITs 14.4%
Acadia Realty Trust	540,970	12,177,235
Agree Realty Corp.	526,619	38,448,453
Brixmor Property Group, Inc.	1,580,233	43,282,582
Federal Realty Investment Trust	391,502	45,022,730
Getty Realty Corp.	257,752	8,191,359
InvenTrust Properties Corp.	355,434	10,549,281
Kimco Realty Corp.	3,499,656	81,401,999
Kite Realty Group Trust	1,151,181	30,022,801
Macerich Co.	1,132,318	18,083,118
NETSTREIT Corp.	383,714	6,404,187
NNN REIT, Inc.	961,472	45,179,569
See financial notes
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
3

Schwab U.S. REIT ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Phillips Edison & Co., Inc.	641,858	23,723,072
Realty Income Corp.	4,566,266	283,610,781
Regency Centers Corp.	862,383	62,686,620
Retail Opportunity Investments Corp.	667,560	10,206,992
Simon Property Group, Inc.	1,709,186	286,032,277
SITE Centers Corp.	236,162	14,252,377
Tanger, Inc.	572,978	17,441,450
Urban Edge Properties	623,448	13,185,925
		1,049,902,808

Self Storage REITs 7.7%
CubeSmart	1,179,739	61,145,872
Extra Space Storage, Inc.	1,110,265	196,516,905
National Storage Affiliates Trust	365,248	17,071,692
Public Storage	829,341	285,061,088
		559,795,557

Single-Family Residential REITs 4.7%
American Homes 4 Rent, Class A	1,687,519	67,112,631
Equity LifeStyle Properties, Inc.	977,972	71,108,344
Invitation Homes, Inc.	3,019,367	111,233,480
Sun Communities, Inc.	653,572	88,389,077
UMH Properties, Inc.	347,269	6,757,855
		344,601,387

Telecom Tower REITs 12.7%
American Tower Corp.	2,429,227	544,292,601
Crown Castle, Inc.	2,278,599	255,248,660
SBA Communications Corp.	563,424	127,705,684
		927,246,945

Timber REITs 2.2%
PotlatchDeltic Corp.	416,532	18,102,481
Rayonier, Inc.	718,276	22,130,084
Weyerhaeuser Co.	3,822,903	116,560,312
		156,792,877
Total Common Stocks (Cost $6,627,797,197)		7,283,197,258

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (b)	6,019,061	6,019,061
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (b)(c)	12,761,175	12,761,175
		18,780,236
Total Short-Term Investments (Cost $18,780,236)		18,780,236
Total Investments in Securities (Cost $6,646,577,433)		7,301,977,494

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 09/20/24	280	10,668,000	386,894

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,092,850.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$7,283,197,258	$—	$—	$7,283,197,258
Short-Term Investments[1]	18,780,236	—	—	18,780,236
Futures Contracts[2]	386,894	—	—	386,894
Total	$7,302,364,388	$—	$—	$7,302,364,388

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
4
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of August 31, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $6,646,577,433) including securities on loan of $12,092,850		$7,301,977,494
Deposit with broker for futures contracts		630,000
Receivables:
Fund shares sold		9,041,501
Dividends		4,680,713
Variation margin on future contracts		95,421
Income from securities on loan	+	19,679
Total assets		7,316,444,808

Liabilities
Collateral held for securities on loan		12,761,175
Payables:
Investments bought		9,000,254
Management fees	+	447,167
Total liabilities		22,208,596
Net assets		$7,294,236,212

Net Assets by Source
Capital received from investors		$7,572,208,697
Total distributable loss	+	(277,972,485)
Net assets		$7,294,236,212

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,294,236,212		322,700,000		$22.60

See financial notes
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
5

Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2024 through August 31, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers		$108,144,227
Other Interest		31,417
Securities on loan, net	+	181,304
Total investment income		108,356,948

Expenses
Management fees		2,317,714
Total expenses	–	2,317,714
Net investment income		106,039,234

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(49,945,599)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		101,118,642
Net realized gains on futures contracts	+	577,145
Net realized gains		51,750,188
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		765,897,288
Net change in unrealized appreciation (depreciation) on futures contracts	+	284,428
Net change in unrealized appreciation (depreciation)	+	766,181,716
Net realized and unrealized gains		817,931,904
Increase in net assets resulting from operations		$923,971,138
See financial notes
6
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/24-8/31/24		3/1/23-2/29/24
Net investment income		$106,039,234	$195,582,106
Net realized gains		51,750,188	80,346,364
Net change in unrealized appreciation (depreciation)	+	766,181,716	(4,544,025)
Increase in net assets resulting from operations		$923,971,138	$271,384,445

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($95,295,705 )	($203,691,040 )

TRANSACTIONS IN FUND SHARES
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		28,450,000	$571,810,712	78,200,000	$1,485,104,716
Shares redeemed	+	(23,050,000)	(467,425,196)	(50,450,000)	(971,438,472)
Net transactions in fund shares		5,400,000	$104,385,516	27,750,000	$513,666,244

SHARES OUTSTANDING AND NET ASSETS
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		317,300,000	$6,361,175,263	289,550,000	$5,779,815,614
Total increase	+	5,400,000	933,060,949	27,750,000	581,359,649
End of period		322,700,000	$7,294,236,212	317,300,000	$6,361,175,263
See financial notes
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
7

Schwab U.S. REIT ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. REIT ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab International Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab Ultra-Short Income ETF	Schwab Crypto Thematic ETF
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Municipal Bond ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab U.S. REIT ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. real estate investment trusts classified as equities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
8
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchage-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
9

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting  fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of August 31, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreements.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2024, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2024, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly, and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date.  Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other  types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Real Estate Investment Risk. Due to the composition of the index, the fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The principal types of derivatives used by the fund are futures contracts. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk, market risk and operational risk are discussed elsewhere in this section. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility and could cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex  may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of August 31, 2024, as applicable:
Schwab MarketTrack All Equity Portfolio	0.6%
Schwab MarketTrack Balanced Portfolio	0.2%
Schwab MarketTrack Conservative Portfolio	0.1%
Schwab MarketTrack Growth Portfolio	0.5%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.3%
Schwab Target 2030 Index Fund	0.7%
Schwab Target 2035 Index Fund	0.6%
Schwab Target 2040 Index Fund	0.9%
Schwab Target 2045 Index Fund	0.6%
Schwab Target 2050 Index Fund	0.8%
Schwab Target 2055 Index Fund	0.6%
Schwab Target 2060 Index Fund	0.6%
Schwab Target 2065 Index Fund	0.1%
Schwab VIT Balanced Portfolio	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended August 31, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $6,818,091 and $52,298,677, respectively, and includes realized losses of $8,028,185.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.
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Financial Notes, unaudited (continued)

 6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser.  The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
As of August 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$386,894	$386,894

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$577,145	$577,145
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$284,428	$284,428

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended August 31, 2024, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$18,226,894	531

8. Purchases and Sales of Investment Securities:
For the period ended August 31, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$303,871,675	$240,447,386
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Financial Notes, unaudited (continued)

 9. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended August 31, 2024, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$551,969,185	$446,654,652
For the period ended August 31, 2024, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2024, are disclosed in the fund’s Statement of Operations, if any.

10. Federal Income Taxes:
As of August 31, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$6,793,298,484	$946,445,179	($437,379,275 )	$509,065,904

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 29, 2024, the fund had capital loss carryforwards of $882,499,697.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2024. The tax basis components of distributions paid during the fiscal year ended February 29, 2024, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$203,691,040
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
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Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):
As of February 29, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the period ended February 29, 2024, the fund did not incur any interest or penalties.

11. Share Splits:
The Board authorized a 2-for-1 share split for the Schwab U.S. REIT ETF which applied to shareholders of record as of the close of U.S. markets on March 8, 2022, and paid after the close of U.S. markets on March 10, 2022. Shares began trading at their post-split price on March 11, 2022. The share split increased the number of shares outstanding and decreased the NAV per share. The share split did not change the total value of a shareholder’s investment. The Financial Highlights for the fund have been retroactively adjusted for the period ended February 28, 2023, and prior report periods, to reflect the above share split.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab U.S. REIT ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
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financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Fund had closely tracked its index in 2023, performing in its expected performance range. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking U.S. REIT indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
19

Schwab U.S. REIT ETF
continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
20
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

MFR63740-13
00303684

Semiannual Holdings and Financial Statements | August 31, 2024
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market ETF (formerly Schwab Fundamental U.S. Broad Market Index ETF)	FNDB
Schwab Fundamental U.S. Large Company ETF (formerly Schwab Fundamental U.S. Large Company Index ETF)	FNDX
Schwab Fundamental U.S. Small Company ETF (formerly Schwab Fundamental U.S. Small Company Index ETF)	FNDA
Schwab Fundamental International Equity ETF (formerly Schwab Fundamental International Large Company Index ETF)	FNDF
Schwab Fundamental International Small Equity ETF (formerly Schwab Fundamental International Small Company Index ETF)	FNDC
Schwab Fundamental Emerging Markets Equity ETF (formerly Schwab Fundamental Emerging Markets Large Company Index ETF)	FNDE
*
SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 8/31/24*,1	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]	3/1/19– 2/29/20[1]
Per-Share Data
Net asset value at beginning of period	$21.17	$18.11	$18.78	$16.09	$12.39	$12.53
Income (loss) from investment operations:
Net investment income (loss)[2]	0.20	0.38	0.36	0.33	0.31	0.31
Net realized and unrealized gains (losses)	1.99	3.05	(0.68)	2.67	3.71	(0.14)
Total from investment operations	2.19	3.43	(0.32)	3.00	4.02	0.17
Less distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.35)	(0.31)	(0.32)	(0.31)
Net asset value at end of period	$23.17	$21.17	$18.11	$18.78	$16.09	$12.39
Total return	10.42%[3]	19.24%	(1.63%)	18.80%	33.35%	1.25%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[4]	0.25%	0.25%[5]	0.25%	0.25%	0.25%
Net investment income (loss)	1.84%[4]	2.03%	2.02%	1.79%	2.36%	2.38%
Portfolio turnover rate[6]	5%[3]	11%	12%	13%	14%	13%
Net assets, end of period (x 1,000)	$827,169	$705,005	$486,280	$425,341	$284,726	$262,018

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.5%
Adient PLC *	5,185	117,285
American Axle & Manufacturing Holdings, Inc. *	7,945	51,086
Aptiv PLC *	4,813	344,274
Autoliv, Inc.	1,945	199,304
BorgWarner, Inc.	11,155	380,051
Cooper-Standard Holdings, Inc. *	2,183	33,727
Dana, Inc.	11,857	133,866
Dorman Products, Inc. *	605	68,619
Ford Motor Co.	221,703	2,480,857
Fox Factory Holding Corp. *	689	27,891
General Motors Co.	113,046	5,627,430
Gentex Corp.	6,765	211,947
Gentherm, Inc. *	1,000	50,540
Goodyear Tire & Rubber Co. *	27,857	245,699
Harley-Davidson, Inc.	5,328	199,480
LCI Industries	918	108,177
Lear Corp.	3,855	449,686
Modine Manufacturing Co. *	875	106,356
Patrick Industries, Inc.	818	105,702
Phinia, Inc.	1,996	95,728
Standard Motor Products, Inc.	831	26,850
Stoneridge, Inc. *	1,100	15,774
Tesla, Inc. *	6,084	1,302,645
Thor Industries, Inc.	2,907	311,805
Visteon Corp. *	567	57,397
Winnebago Industries, Inc.	1,467	87,521
		12,839,697

Banks 7.5%
1st Source Corp.	296	18,188
Ameris Bancorp	1,160	71,491
Associated Banc-Corp.	5,013	114,697
Atlantic Union Bankshares Corp.	686	27,220
Axos Financial, Inc. *	866	60,126
BancFirst Corp.	176	18,726
Bancorp, Inc. *	100	5,240
Bank of America Corp.	237,188	9,665,411
Bank of Hawaii Corp.	1,157	76,790
Bank of NT Butterfield & Son Ltd.	1,104	42,228
Bank OZK	2,401	104,083
BankUnited, Inc.	4,560	175,241
Banner Corp.	1,093	65,110
BOK Financial Corp.	657	68,952
Brookline Bancorp, Inc.	2,156	22,056
Cadence Bank	3,571	115,272
Capitol Federal Financial, Inc.	4,219	25,356
Cathay General Bancorp	1,976	86,924
Central Pacific Financial Corp.	925	25,447
Citigroup, Inc.	136,788	8,568,400
Citizens Financial Group, Inc.	19,170	825,269
City Holding Co.	245	29,091
Columbia Banking System, Inc.	4,412	111,094
Comerica, Inc.	7,884	450,255
Commerce Bancshares, Inc.	1,864	119,221
Community Financial System, Inc.	985	60,243
ConnectOne Bancorp, Inc.	646	16,150
Credicorp Ltd.	1,559	278,048
Cullen/Frost Bankers, Inc.	954	107,067
Customers Bancorp, Inc. *	737	38,191
CVB Financial Corp.	2,958	54,486
SECURITY	NUMBER OF SHARES	VALUE ($)
Eagle Bancorp, Inc.	953	20,747
East West Bancorp, Inc.	2,575	216,480
Eastern Bankshares, Inc.	2,296	38,963
Enterprise Financial Services Corp.	603	31,905
Fifth Third Bancorp	23,044	983,748
First BanCorp	2,475	52,916
First Bancorp/Southern Pines NC	664	28,207
First Busey Corp.	1,521	41,143
First Citizens BancShares, Inc., Class A	79	160,425
First Commonwealth Financial Corp.	2,077	35,766
First Financial Bancorp	2,488	65,857
First Financial Bankshares, Inc.	1,260	46,078
First Hawaiian, Inc.	4,684	113,962
First Horizon Corp.	13,286	220,415
First Interstate BancSystem, Inc., Class A	2,021	62,752
First Merchants Corp.	1,337	52,143
FNB Corp.	8,527	127,734
Fulton Financial Corp.	4,245	82,141
Glacier Bancorp, Inc.	1,909	90,296
Hancock Whitney Corp.	2,083	111,920
Hanmi Financial Corp.	782	15,491
Heartland Financial USA, Inc.	1,089	60,723
Heritage Financial Corp.	891	20,350
Hilltop Holdings, Inc.	2,034	66,817
Home BancShares, Inc.	1,445	40,229
HomeStreet, Inc.	2,177	34,832
Hope Bancorp, Inc.	5,395	69,002
Huntington Bancshares, Inc.	34,584	517,723
Independent Bank Corp.	689	43,621
Independent Bank Group, Inc.	856	49,836
International Bancshares Corp.	1,048	66,213
JPMorgan Chase & Co.	70,773	15,909,770
Kearny Financial Corp.	1,794	12,217
KeyCorp	44,511	759,358
Lakeland Financial Corp.	335	22,830
M&T Bank Corp.	4,309	741,622
NBT Bancorp, Inc.	980	47,981
New York Community Bancorp, Inc.	7,616	82,557
Nicolet Bankshares, Inc.	50	4,915
Northwest Bancshares, Inc.	3,439	47,630
OceanFirst Financial Corp.	1,131	20,211
OFG Bancorp	653	30,031
Old National Bancorp	4,831	95,895
Pacific Premier Bancorp, Inc.	2,296	59,007
Park National Corp.	269	47,288
Pathward Financial, Inc.	586	40,329
Pinnacle Financial Partners, Inc.	1,224	121,874
PNC Financial Services Group, Inc.	12,232	2,264,021
Popular, Inc.	2,149	220,273
Premier Financial Corp.	826	20,700
Prosperity Bancshares, Inc.	1,724	126,852
Provident Financial Services, Inc.	3,237	61,730
Regions Financial Corp.	26,006	609,061
Renasant Corp.	362	12,670
S&T Bancorp, Inc.	907	38,974
Sandy Spring Bancorp, Inc.	1,775	55,558
Seacoast Banking Corp. of Florida	407	11,136
ServisFirst Bancshares, Inc.	126	10,214
Simmons First National Corp., Class A	4,012	85,937
Southside Bancshares, Inc.	731	25,022
SouthState Corp.	309	30,001
Synovus Financial Corp.	4,262	196,563
Texas Capital Bancshares, Inc. *	974	65,472
Tompkins Financial Corp.	349	21,408
Towne Bank	1,497	51,871
TriCo Bancshares	518	23,548
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Truist Financial Corp.	40,474	1,799,474
Trustmark Corp.	1,976	65,821
U.S. Bancorp	51,732	2,443,302
UMB Financial Corp.	845	87,534
United Bankshares, Inc.	2,681	104,210
United Community Banks, Inc.	1,730	52,713
Valley National Bancorp	11,255	97,693
Veritex Holdings, Inc.	1,436	36,173
WaFd, Inc.	2,665	97,726
Washington Trust Bancorp, Inc.	524	17,187
Webster Financial Corp.	2,430	115,255
Wells Fargo & Co.	155,093	9,068,288
WesBanco, Inc.	1,764	56,818
Westamerica BanCorp	366	18,955
Western Alliance Bancorp	1,921	156,907
Wintrust Financial Corp.	1,068	116,198
WSFS Financial Corp.	954	52,222
Zions Bancorp NA	8,350	413,826
		61,789,336

Capital Goods 7.1%
3M Co.	22,795	3,070,259
A.O. Smith Corp.	2,387	199,840
AAON, Inc.	420	40,114
AAR Corp. *	1,068	70,253
Acuity Brands, Inc.	1,074	273,548
Advanced Drainage Systems, Inc.	516	80,888
AECOM	3,339	334,367
AerCap Holdings NV	2,223	216,565
AGCO Corp.	2,334	212,487
Air Lease Corp.	3,228	149,360
Alamo Group, Inc.	200	37,080
Albany International Corp., Class A	674	63,464
Allegion PLC	1,032	143,283
Allison Transmission Holdings, Inc.	3,810	353,377
Ameresco, Inc., Class A *	201	6,120
American Woodmark Corp. *	881	78,946
AMETEK, Inc.	2,078	355,442
API Group Corp. *	2,203	78,317
Apogee Enterprises, Inc.	1,023	68,316
Applied Industrial Technologies, Inc.	628	128,815
Arcosa, Inc.	1,113	101,828
Argan, Inc.	335	26,569
Armstrong World Industries, Inc.	983	124,605
Astec Industries, Inc.	845	28,586
Atkore, Inc.	662	61,784
AZEK Co., Inc. *	1,085	46,254
AZZ, Inc.	842	70,029
Barnes Group, Inc.	2,225	89,089
Beacon Roofing Supply, Inc. *	1,567	141,970
BlueLinx Holdings, Inc. *	321	32,305
Boeing Co. *	6,479	1,125,661
Boise Cascade Co.	1,959	265,680
Builders FirstSource, Inc. *	1,618	281,532
BWX Technologies, Inc.	1,254	129,162
Carlisle Cos., Inc.	879	372,520
Carrier Global Corp.	13,061	950,580
Caterpillar, Inc.	8,663	3,084,894
Chart Industries, Inc. *	85	10,404
CNH Industrial NV	25,378	262,408
Columbus McKinnon Corp.	780	26,684
Comfort Systems USA, Inc.	361	127,621
Construction Partners, Inc., Class A *	644	42,491
Core & Main, Inc., Class A *	1,297	62,295
Crane Co.	761	120,527
CSW Industrials, Inc.	122	41,191
Cummins, Inc.	4,359	1,363,713
SECURITY	NUMBER OF SHARES	VALUE ($)
Curtiss-Wright Corp.	636	200,887
Deere & Co.	4,211	1,624,351
DNOW, Inc. *	6,256	81,453
Donaldson Co., Inc.	2,303	167,497
Douglas Dynamics, Inc.	556	15,479
Dover Corp.	2,493	463,773
Ducommun, Inc. *	282	18,353
DXP Enterprises, Inc. *	502	27,610
Dycom Industries, Inc. *	906	159,420
Eaton Corp. PLC	5,290	1,623,660
EMCOR Group, Inc.	1,078	423,719
Emerson Electric Co.	10,899	1,148,646
Enerpac Tool Group Corp.	666	27,466
EnerSys	1,215	123,116
Enpro, Inc.	385	61,920
Esab Corp.	848	89,015
ESCO Technologies, Inc.	392	47,005
Fastenal Co.	7,099	484,720
Federal Signal Corp.	817	77,198
Flowserve Corp.	3,062	152,733
Fluor Corp. *	4,439	222,261
Fortive Corp.	3,317	246,785
Fortune Brands Innovations, Inc.	3,731	296,279
Franklin Electric Co., Inc.	727	75,506
FTAI Aviation Ltd.	1,102	140,847
Gates Industrial Corp. PLC *	4,417	80,213
GATX Corp.	911	128,542
GE Vernova, Inc. *	1,625	326,625
Generac Holdings, Inc. *	1,032	161,539
General Dynamics Corp.	5,768	1,726,708
General Electric Co.	7,757	1,354,527
Gibraltar Industries, Inc. *	716	49,884
Global Industrial Co.	81	2,713
GMS, Inc. *	1,281	111,178
Graco, Inc.	1,790	149,196
GrafTech International Ltd. *	27,611	18,936
Granite Construction, Inc.	1,674	125,818
Great Lakes Dredge & Dock Corp. *	2,696	26,825
Greenbrier Cos., Inc.	1,956	94,768
Griffon Corp.	833	55,136
H&E Equipment Services, Inc.	1,124	54,121
Hayward Holdings, Inc. *	1,219	18,090
HEICO Corp.	558	143,160
Helios Technologies, Inc.	319	14,097
Herc Holdings, Inc.	727	106,411
Hexcel Corp.	1,588	100,505
Hillenbrand, Inc.	1,836	60,515
Hillman Solutions Corp. *	3,827	38,079
Honeywell International, Inc.	12,608	2,621,329
Howmet Aerospace, Inc.	5,092	492,193
Hubbell, Inc.	641	256,349
Huntington Ingalls Industries, Inc.	1,294	365,904
IDEX Corp.	855	176,540
Illinois Tool Works, Inc.	4,397	1,113,232
Ingersoll Rand, Inc.	2,469	225,790
ITT, Inc.	1,461	203,400
JELD-WEN Holding, Inc. *	6,664	94,895
John Bean Technologies Corp.	602	54,084
Johnson Controls International PLC	15,641	1,139,447
Kadant, Inc.	128	41,105
Kennametal, Inc.	3,702	95,771
Kratos Defense & Security Solutions, Inc. *	1,352	31,015
L3Harris Technologies, Inc.	5,200	1,230,684
Lennox International, Inc.	383	226,043
Leonardo DRS, Inc. *	653	18,637
Lincoln Electric Holdings, Inc.	741	143,465
Lindsay Corp.	220	27,291
Lockheed Martin Corp.	5,313	3,018,315
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Manitowoc Co., Inc. *	2,061	20,795
Masco Corp.	5,399	429,544
MasTec, Inc. *	2,081	235,424
Masterbrand, Inc. *	2,929	46,981
McGrath RentCorp	442	47,802
MDU Resources Group, Inc.	6,759	173,639
Mercury Systems, Inc. *	1,056	40,022
Middleby Corp. *	956	134,433
Moog, Inc., Class A	691	136,403
MRC Global, Inc. *	3,557	46,810
MSC Industrial Direct Co., Inc., Class A	1,457	119,824
Mueller Industries, Inc.	3,176	230,927
Mueller Water Products, Inc., Class A	3,471	74,522
MYR Group, Inc. *	373	37,598
National Presto Industries, Inc.	159	12,448
Nordson Corp.	587	150,601
Northrop Grumman Corp.	3,107	1,625,613
nVent Electric PLC	2,437	165,619
Oshkosh Corp.	2,591	279,595
Otis Worldwide Corp.	3,898	369,102
Owens Corning	2,652	447,472
PACCAR, Inc.	10,064	967,955
Parker-Hannifin Corp.	1,487	892,497
Pentair PLC	2,956	262,168
Primoris Services Corp.	443	25,003
Proto Labs, Inc. *	784	23,975
Quanex Building Products Corp.	1,291	35,670
Quanta Services, Inc.	1,811	498,260
RBC Bearings, Inc. *	176	52,422
Regal Rexnord Corp.	1,377	231,074
Resideo Technologies, Inc. *	7,238	145,918
REV Group, Inc.	2,077	66,132
Rockwell Automation, Inc.	1,527	415,390
RTX Corp.	22,937	2,829,050
Rush Enterprises, Inc., Class A	3,096	163,159
Sensata Technologies Holding PLC	4,663	179,759
Shyft Group, Inc.	1,478	20,973
Simpson Manufacturing Co., Inc.	546	99,951
SiteOne Landscape Supply, Inc. *	592	83,981
Snap-on, Inc.	1,191	337,934
Spirit AeroSystems Holdings, Inc., Class A *	4,034	142,037
SPX Technologies, Inc. *	375	61,177
Standex International Corp.	200	35,730
Stanley Black & Decker, Inc.	6,237	638,419
Sterling Infrastructure, Inc. *	372	44,465
Stratasys Ltd. *	1,027	7,055
Sunrun, Inc. *	793	16,272
Tennant Co.	392	38,287
Terex Corp.	2,035	115,527
Textron, Inc.	5,308	484,090
Thermon Group Holdings, Inc. *	134	4,212
Timken Co.	1,787	151,055
Titan International, Inc. *	406	3,382
Titan Machinery, Inc. *	866	13,085
Toro Co.	1,706	157,976
TPI Composites, Inc. *	4,160	18,013
Trane Technologies PLC	1,825	660,029
TransDigm Group, Inc.	428	587,734
Trex Co., Inc. *	929	59,214
Trinity Industries, Inc.	3,354	110,716
Tutor Perini Corp. *	6,986	167,454
UFP Industries, Inc.	2,174	264,511
United Rentals, Inc.	1,295	959,932
Valmont Industries, Inc.	445	127,163
Vertiv Holdings Co.	1,253	104,037
Wabash National Corp.	2,236	43,513
Watsco, Inc.	532	252,923
Watts Water Technologies, Inc., Class A	376	73,959
SECURITY	NUMBER OF SHARES	VALUE ($)
WESCO International, Inc.	1,498	247,739
Westinghouse Air Brake Technologies Corp.	2,599	440,712
WillScot Holdings Corp. *	1,468	56,577
Woodward, Inc.	901	150,152
WW Grainger, Inc.	557	548,600
Xylem, Inc.	2,196	302,016
Zurn Elkay Water Solutions Corp.	1,084	35,154
		58,753,359

Commercial & Professional Services 1.5%
ABM Industries, Inc.	3,312	189,281
ACCO Brands Corp.	6,851	37,543
Alight, Inc., Class A *	4,030	30,064
Automatic Data Processing, Inc.	3,936	1,085,982
Barrett Business Services, Inc.	582	21,249
Booz Allen Hamilton Holding Corp., Class A	1,784	283,263
Brady Corp., Class A	289	21,398
BrightView Holdings, Inc. *	3,725	59,488
Brink's Co.	935	103,720
Broadridge Financial Solutions, Inc.	1,268	269,906
CACI International, Inc., Class A *	529	258,215
Casella Waste Systems, Inc., Class A *	336	36,241
CBIZ, Inc. *	658	48,429
Cimpress PLC *	459	45,386
Cintas Corp.	806	648,927
Clarivate PLC *	3,231	22,165
Clean Harbors, Inc. *	672	165,245
Concentrix Corp.	1,750	131,652
Conduent, Inc. *	10,652	40,691
Copart, Inc. *	3,577	189,438
CoreCivic, Inc. *	8,165	112,514
CRA International, Inc.	103	17,366
CSG Systems International, Inc.	828	40,175
Dayforce, Inc. *	239	13,664
Deluxe Corp.	2,985	61,461
Dun & Bradstreet Holdings, Inc.	5,995	71,940
Ennis, Inc.	953	22,786
Enviri Corp. *	4,428	52,915
Equifax, Inc.	932	286,245
ExlService Holdings, Inc. *	1,881	68,732
Exponent, Inc.	431	46,664
FTI Consulting, Inc. *	598	136,529
Genpact Ltd.	4,722	185,244
GEO Group, Inc. *	10,686	148,215
Healthcare Services Group, Inc. *	4,389	47,796
Heidrick & Struggles International, Inc.	566	21,848
HNI Corp.	2,181	117,447
Huron Consulting Group, Inc. *	323	35,672
ICF International, Inc.	343	56,856
Insperity, Inc.	482	45,303
Interface, Inc.	2,624	49,541
Jacobs Solutions, Inc.	2,940	443,587
KBR, Inc.	2,341	162,372
Kelly Services, Inc., Class A	3,831	80,872
Kforce, Inc.	809	53,062
Korn Ferry	1,672	122,140
Leidos Holdings, Inc.	3,701	586,645
ManpowerGroup, Inc.	5,326	393,698
Matthews International Corp., Class A	860	21,784
Maximus, Inc.	1,626	150,015
MillerKnoll, Inc.	3,635	107,051
MSA Safety, Inc.	334	60,998
NV5 Global, Inc. *	230	22,110
OPENLANE, Inc. *	4,440	76,945
Parsons Corp. *	659	62,908
Paychex, Inc.	3,407	446,998
Paycom Software, Inc.	242	39,393
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pitney Bowes, Inc.	11,150	78,830
Republic Services, Inc.	2,473	514,903
Resources Connection, Inc.	1,715	17,887
Robert Half, Inc.	3,834	240,277
Rollins, Inc.	1,698	85,206
Science Applications International Corp.	1,520	198,497
SS&C Technologies Holdings, Inc.	3,877	291,124
Steelcase, Inc., Class A	7,296	103,165
Stericycle, Inc. *	1,914	113,424
Tetra Tech, Inc.	625	148,587
TransUnion	2,158	208,916
TriNet Group, Inc.	638	65,606
TrueBlue, Inc. *	2,805	22,356
TTEC Holdings, Inc.	793	4,052
UniFirst Corp.	519	98,449
Veralto Corp.	1,387	155,940
Verisk Analytics, Inc.	1,177	321,109
Verra Mobility Corp. *	1,078	29,764
Vestis Corp.	5,670	79,777
VSE Corp.	95	8,838
Waste Management, Inc.	5,529	1,172,369
		12,116,850

Consumer Discretionary Distribution & Retail 4.3%
1-800-Flowers.com, Inc., Class A *	1,930	15,498
Aaron's Co., Inc.	3,755	37,888
Abercrombie & Fitch Co., Class A *	1,819	268,430
Academy Sports & Outdoors, Inc.	2,678	148,575
Advance Auto Parts, Inc.	4,825	218,621
A-Mark Precious Metals, Inc.	1,601	62,391
Amazon.com, Inc. *	56,969	10,168,966
American Eagle Outfitters, Inc.	7,069	145,480
America's Car-Mart, Inc. *	141	8,535
Arko Corp.	2,165	13,553
Asbury Automotive Group, Inc. *	793	194,792
AutoNation, Inc. *	2,318	412,558
AutoZone, Inc. *	147	467,678
Bath & Body Works, Inc.	6,459	198,679
Best Buy Co., Inc.	14,362	1,441,945
Beyond, Inc. *	2,014	19,798
Big Lots, Inc. *(a)	21,853	11,934
Boot Barn Holdings, Inc. *	503	67,487
Buckle, Inc.	1,278	53,548
Burlington Stores, Inc. *	853	228,809
Caleres, Inc.	1,140	48,028
Camping World Holdings, Inc., Class A	1,268	27,820
CarMax, Inc. *	6,468	546,869
Children's Place, Inc. *(a)	1,014	5,780
Citi Trends, Inc. *	853	12,198
ContextLogic, Inc., Class A *	4,427	23,906
Coupang, Inc., Class A *	1,913	42,373
Designer Brands, Inc., Class A	3,314	22,005
Dick's Sporting Goods, Inc.	1,688	399,988
Dillard's, Inc., Class A	163	55,252
eBay, Inc.	23,111	1,365,860
Etsy, Inc. *	1,213	66,824
Five Below, Inc. *	435	32,812
Floor & Decor Holdings, Inc., Class A *	727	81,744
Foot Locker, Inc.	10,081	313,922
GameStop Corp., Class A *	7,198	168,577
Gap, Inc.	14,478	324,742
Genesco, Inc. *	1,135	34,266
Genuine Parts Co.	2,987	427,918
Group 1 Automotive, Inc.	997	375,630
Guess?, Inc.	1,841	38,146
Haverty Furniture Cos., Inc.	836	22,906
Home Depot, Inc.	15,680	5,778,080
SECURITY	NUMBER OF SHARES	VALUE ($)
Kohl's Corp.	26,199	507,999
Leslie's, Inc. *	1,196	3,612
Lithia Motors, Inc.	1,445	435,061
LKQ Corp.	9,643	401,052
Lowe's Cos., Inc.	12,413	3,084,630
Macy's, Inc.	27,001	420,406
MarineMax, Inc. *	1,328	42,124
MercadoLibre, Inc. *	25	51,541
Monro, Inc.	1,048	28,390
Murphy USA, Inc.	681	353,868
National Vision Holdings, Inc. *	2,882	30,434
Nordstrom, Inc.	8,249	184,283
ODP Corp. *	3,878	119,636
Ollie's Bargain Outlet Holdings, Inc. *	1,081	96,814
OneWater Marine, Inc., Class A *	189	4,542
O'Reilly Automotive, Inc. *	687	776,289
Penske Automotive Group, Inc.	1,035	176,053
Petco Health & Wellness Co., Inc. *	5,435	17,338
PetMed Express, Inc. *	2,522	8,045
Pool Corp.	445	156,471
Qurate Retail, Inc. *	314,466	188,711
RH *	254	64,440
Ross Stores, Inc.	4,016	604,850
Sally Beauty Holdings, Inc. *	8,382	109,385
Shoe Carnival, Inc.	737	29,804
Signet Jewelers Ltd.	1,337	112,442
Sleep Number Corp. *	3,397	51,668
Sonic Automotive, Inc., Class A	1,403	87,463
Sportsman's Warehouse Holdings, Inc. *	1,815	3,811
Stitch Fix, Inc., Class A *	6,902	26,090
TJX Cos., Inc.	15,070	1,767,259
Tractor Supply Co.	1,637	437,979
Ulta Beauty, Inc. *	572	201,824
Upbound Group, Inc.	2,562	85,315
Urban Outfitters, Inc. *	2,908	105,619
Valvoline, Inc. *	2,433	102,673
Victoria's Secret & Co. *	4,624	108,479
Vroom, Inc. *(a)	413	3,159
Wayfair, Inc., Class A *	627	26,679
Williams-Sonoma, Inc.	2,908	390,632
Zumiez, Inc. *	1,475	40,916
		35,848,597

Consumer Durables & Apparel 1.8%
Acushnet Holdings Corp.	741	49,640
Beazer Homes USA, Inc. *	1,215	38,005
Brunswick Corp.	2,561	202,447
Capri Holdings Ltd. *	4,887	174,564
Carter's, Inc.	2,052	135,227
Cavco Industries, Inc. *	179	73,984
Century Communities, Inc.	1,221	122,185
Champion Homes, Inc. *	925	86,404
Columbia Sportswear Co.	1,191	96,149
Crocs, Inc. *	878	128,337
Deckers Outdoor Corp. *	260	249,415
DR Horton, Inc.	7,830	1,477,991
Ethan Allen Interiors, Inc.	798	25,121
Garmin Ltd.	1,853	339,636
G-III Apparel Group Ltd. *	3,665	97,013
GoPro, Inc., Class A *	5,983	7,658
Green Brick Partners, Inc. *	270	21,271
Hanesbrands, Inc. *	38,246	242,862
Hasbro, Inc.	3,957	269,709
Helen of Troy Ltd. *	887	47,348
Hovnanian Enterprises, Inc., Class A *	30	6,487
Installed Building Products, Inc.	297	66,026
iRobot Corp. *	1,630	11,932
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
KB Home	2,987	250,042
Kontoor Brands, Inc.	1,038	77,694
La-Z-Boy, Inc.	2,159	87,591
Leggett & Platt, Inc.	9,297	117,514
Lennar Corp., Class A	7,820	1,423,709
Levi Strauss & Co., Class A	478	9,211
LGI Homes, Inc. *	805	86,843
Lululemon Athletica, Inc. *	513	133,108
M/I Homes, Inc. *	1,013	161,442
Mattel, Inc. *	5,659	107,408
Meritage Homes Corp.	1,400	277,298
Mohawk Industries, Inc. *	3,714	576,190
Movado Group, Inc.	433	10,331
Newell Brands, Inc.	28,345	200,966
NIKE, Inc., Class B	17,217	1,434,520
NVR, Inc. *	66	605,382
Oxford Industries, Inc.	425	36,967
Peloton Interactive, Inc., Class A *	5,120	23,859
Polaris, Inc.	2,191	185,468
PulteGroup, Inc.	7,074	931,292
PVH Corp.	3,151	310,972
Ralph Lauren Corp.	1,228	210,307
SharkNinja, Inc.	1,178	112,876
Skechers USA, Inc., Class A *	2,854	195,442
Smith & Wesson Brands, Inc.	2,602	38,353
Sonos, Inc. *	2,264	27,689
Steven Madden Ltd.	2,436	109,864
Sturm Ruger & Co., Inc.	633	26,662
Tapestry, Inc.	6,857	280,931
Taylor Morrison Home Corp. *	4,290	288,846
Tempur Sealy International, Inc.	2,994	156,975
Toll Brothers, Inc.	2,963	426,879
TopBuild Corp. *	374	146,990
Topgolf Callaway Brands Corp. *	3,277	32,967
Tri Pointe Homes, Inc. *	5,343	237,443
Tupperware Brands Corp. *(a)(b)	20,843	25,012
Under Armour, Inc., Class A *	14,607	112,328
VF Corp.	25,968	472,877
Vista Outdoor, Inc. *	1,876	75,115
Whirlpool Corp.	5,071	508,571
Wolverine World Wide, Inc.	5,308	72,773
Worthington Enterprises, Inc.	1,192	54,594
YETI Holdings, Inc. *	1,139	45,925
		14,676,637

Consumer Services 1.7%
ADT, Inc.	14,258	103,941
Adtalem Global Education, Inc. *	1,496	113,262
Airbnb, Inc., Class A *	436	51,147
Aramark	6,178	226,300
Arcos Dorados Holdings, Inc., Class A	1,876	16,509
BJ's Restaurants, Inc. *	514	15,744
Bloomin' Brands, Inc.	2,594	45,395
Booking Holdings, Inc.	392	1,532,418
Boyd Gaming Corp.	1,626	97,593
Bright Horizons Family Solutions, Inc. *	681	95,830
Brinker International, Inc. *	1,218	87,111
Caesars Entertainment, Inc. *	3,429	129,068
Carnival Corp. *	21,813	359,914
Carriage Services, Inc.	438	14,520
Cheesecake Factory, Inc.	1,015	39,900
Chipotle Mexican Grill, Inc. *	4,940	277,035
Choice Hotels International, Inc. (a)	309	39,425
Churchill Downs, Inc.	635	88,246
Cracker Barrel Old Country Store, Inc.	1,410	55,808
Darden Restaurants, Inc.	2,196	347,297
Dave & Buster's Entertainment, Inc. *	929	29,115
SECURITY	NUMBER OF SHARES	VALUE ($)
Denny's Corp. *	1,848	12,086
Dine Brands Global, Inc.	334	10,561
Domino's Pizza, Inc.	653	270,479
DoorDash, Inc., Class A *	632	81,345
Everi Holdings, Inc. *	1,356	17,696
Expedia Group, Inc. *	1,577	219,345
Frontdoor, Inc. *	1,049	50,436
Golden Entertainment, Inc.	258	8,357
Graham Holdings Co., Class B	160	127,230
Grand Canyon Education, Inc. *	875	126,884
H&R Block, Inc.	3,193	202,149
Hilton Grand Vacations, Inc. *	1,439	55,517
Hilton Worldwide Holdings, Inc.	2,038	447,626
Hyatt Hotels Corp., Class A	598	90,848
International Game Technology PLC	3,444	77,111
Jack in the Box, Inc.	1,111	54,839
Las Vegas Sands Corp.	5,779	225,323
Laureate Education, Inc.	5,341	82,358
Light & Wonder, Inc. *	1,192	130,905
Marriott International, Inc., Class A	2,553	599,164
Marriott Vacations Worldwide Corp.	1,352	100,048
McDonald's Corp.	8,832	2,549,445
MGM Resorts International *	11,048	415,294
Papa John's International, Inc.	330	15,632
Penn Entertainment, Inc. *	7,317	136,243
Perdoceo Education Corp.	2,081	46,698
Planet Fitness, Inc., Class A *	814	66,105
Red Rock Resorts, Inc., Class A	893	52,044
Royal Caribbean Cruises Ltd. *	1,416	233,102
Sabre Corp. *	10,374	31,641
Service Corp. International	2,528	197,867
Starbucks Corp.	20,783	1,965,448
Strategic Education, Inc.	527	50,855
Stride, Inc. *	768	63,237
Texas Roadhouse, Inc.	900	151,875
Travel & Leisure Co.	3,186	141,012
United Parks & Resorts, Inc. *	718	35,340
Vail Resorts, Inc.	604	109,747
Wendy's Co.	3,958	66,969
Wingstop, Inc.	96	37,067
Wyndham Hotels & Resorts, Inc.	1,305	102,703
Wynn Resorts Ltd.	1,132	87,028
Yum! Brands, Inc.	4,552	614,156
		13,925,393

Consumer Staples Distribution & Retail 3.3%
Albertsons Cos., Inc., Class A	7,590	148,916
Andersons, Inc.	2,241	114,224
BJ's Wholesale Club Holdings, Inc. *	2,119	169,435
Casey's General Stores, Inc.	1,064	385,498
Chefs' Warehouse, Inc. *	787	33,707
Costco Wholesale Corp.	6,028	5,379,267
Dollar General Corp.	7,459	618,873
Dollar Tree, Inc. *	4,955	418,648
Grocery Outlet Holding Corp. *	2,271	43,013
Ingles Markets, Inc., Class A	1,410	104,340
Kroger Co.	40,391	2,149,205
Performance Food Group Co. *	5,325	397,458
PriceSmart, Inc.	1,120	100,330
SpartanNash Co.	5,161	114,006
Sprouts Farmers Market, Inc. *	3,460	360,013
Sysco Corp.	10,148	791,239
Target Corp.	18,972	2,914,479
U.S. Foods Holding Corp. *	9,173	543,133
United Natural Foods, Inc. *	8,047	121,751
Walgreens Boots Alliance, Inc.	115,435	1,067,774
Walmart, Inc.	142,500	11,005,275
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Weis Markets, Inc.	1,336	90,287
		27,070,871

Energy 6.6%
Antero Midstream Corp.	3,810	56,655
Antero Resources Corp. *	6,303	170,118
APA Corp.	10,402	296,353
Archrock, Inc.	3,899	78,877
Baker Hughes Co.	31,262	1,099,485
Berry Corp.	3,402	21,058
Cactus, Inc., Class A	503	29,939
California Resources Corp.	1,823	95,653
ChampionX Corp.	1,866	58,089
Cheniere Energy, Inc.	2,187	405,164
Chesapeake Energy Corp.	1,888	140,637
Chevron Corp.	57,609	8,523,252
Chord Energy Corp.	410	60,856
Civitas Resources, Inc.	907	55,626
CNX Resources Corp. *	6,025	166,712
Comstock Resources, Inc.	2,751	29,243
ConocoPhillips	30,632	3,485,615
CONSOL Energy, Inc.	786	80,392
Core Laboratories, Inc.	1,032	20,186
Coterra Energy, Inc.	4,782	116,346
Crescent Energy Co., Class A	1,493	17,812
CVR Energy, Inc.	1,612	40,977
Delek U.S. Holdings, Inc.	4,883	99,711
Devon Energy Corp.	15,348	687,283
DHT Holdings, Inc.	3,046	32,988
Diamond Offshore Drilling, Inc. *	1,487	21,324
Diamondback Energy, Inc.	2,016	393,342
Dorian LPG Ltd.	868	33,843
Dril-Quip, Inc. *	874	14,255
DT Midstream, Inc.	1,436	112,855
EOG Resources, Inc.	12,867	1,657,527
EQT Corp.	8,831	295,927
Expro Group Holdings NV *	669	13,286
Exxon Mobil Corp.	129,543	15,278,301
Golar LNG Ltd.	1,048	34,888
Green Plains, Inc. *	2,308	32,704
Halliburton Co.	15,796	491,098
Helix Energy Solutions Group, Inc. *	4,341	48,706
Helmerich & Payne, Inc.	3,481	113,585
Hess Corp.	2,644	365,031
HF Sinclair Corp.	8,249	405,356
International Seaways, Inc.	463	23,997
Kinder Morgan, Inc.	68,621	1,480,155
Kosmos Energy Ltd. *	10,278	50,054
Liberty Energy, Inc.	3,748	77,171
Magnolia Oil & Gas Corp., Class A	1,884	48,249
Marathon Oil Corp.	22,705	650,498
Marathon Petroleum Corp.	19,283	3,415,405
Matador Resources Co.	1,558	88,370
Murphy Oil Corp.	4,405	164,218
Nabors Industries Ltd. *	538	40,549
Noble Corp. PLC	156	5,951
Northern Oil & Gas, Inc.	449	17,861
NOV, Inc.	10,057	178,713
Occidental Petroleum Corp.	16,282	927,748
Oceaneering International, Inc. *	1,888	50,957
Oil States International, Inc. *	1,828	9,670
ONEOK, Inc.	10,413	961,745
Ovintiv, Inc.	8,723	373,606
Par Pacific Holdings, Inc. *	1,098	24,639
Patterson-UTI Energy, Inc.	10,641	98,004
PBF Energy, Inc., Class A	6,622	225,545
Peabody Energy Corp.	7,259	169,933
SECURITY	NUMBER OF SHARES	VALUE ($)
Permian Resources Corp.	2,415	34,390
Phillips 66	21,514	3,018,629
ProPetro Holding Corp. *	4,208	33,412
Range Resources Corp.	2,102	62,808
REX American Resources Corp. *	104	4,716
RPC, Inc.	3,864	24,807
Schlumberger NV	20,837	916,620
Scorpio Tankers, Inc.	457	32,694
Select Water Solutions, Inc.	1,946	22,437
SFL Corp. Ltd.	3,477	41,237
SM Energy Co.	3,262	148,845
Southwestern Energy Co. *	33,670	214,815
Talos Energy, Inc. *	3,548	40,696
Targa Resources Corp.	3,103	455,831
TechnipFMC PLC	6,553	175,883
Teekay Corp. *	833	6,922
Teekay Tankers Ltd., Class A	374	21,273
Texas Pacific Land Corp.	84	72,987
Transocean Ltd. *	14,064	66,663
Tsakos Energy Navigation Ltd.	798	19,926
Valaris Ltd. *	355	21,676
Valero Energy Corp.	21,360	3,134,153
Vital Energy, Inc. *	463	16,617
Vitesse Energy, Inc.	266	6,879
Weatherford International PLC	299	31,377
Williams Cos., Inc.	24,724	1,131,617
World Kinect Corp.	24,236	697,754
		54,719,757

Equity Real Estate Investment Trusts (REITs) 2.3%
Acadia Realty Trust	2,239	50,400
Agree Realty Corp.	547	39,936
Alexander & Baldwin, Inc.	2,997	59,311
Alexandria Real Estate Equities, Inc.	2,001	239,260
American Assets Trust, Inc.	1,366	37,224
American Homes 4 Rent, Class A	2,846	113,185
American Tower Corp.	4,592	1,028,884
Americold Realty Trust, Inc.	3,977	115,333
Apple Hospitality REIT, Inc.	6,443	93,037
AvalonBay Communities, Inc.	1,786	403,154
Brandywine Realty Trust	11,701	61,196
Brixmor Property Group, Inc.	6,664	182,527
Broadstone Net Lease, Inc.	2,084	38,137
BXP, Inc.	5,081	382,193
Camden Property Trust	1,459	182,667
CareTrust REIT, Inc.	415	12,400
CBL & Associates Properties, Inc.	1,026	27,086
Centerspace	201	15,035
Chatham Lodging Trust	1,868	15,990
COPT Defense Properties	2,780	82,816
Cousins Properties, Inc.	3,896	111,075
Crown Castle, Inc.	6,944	777,867
CubeSmart	2,271	117,706
DiamondRock Hospitality Co.	8,178	71,885
Digital Realty Trust, Inc.	3,765	570,812
Diversified Healthcare Trust (b)	38,120	132,658
Douglas Emmett, Inc.	7,222	115,552
Easterly Government Properties, Inc.	2,413	31,659
EastGroup Properties, Inc.	276	51,446
Elme Communities	2,350	41,501
Empire State Realty Trust, Inc., Class A	5,544	59,820
EPR Properties	1,875	89,006
Equinix, Inc.	721	601,574
Equity LifeStyle Properties, Inc.	1,771	128,769
Equity Residential	5,752	430,710
Essential Properties Realty Trust, Inc.	899	28,687
Essex Property Trust, Inc.	860	259,539
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Extra Space Storage, Inc.	1,628	288,156
Federal Realty Investment Trust	1,250	143,750
First Industrial Realty Trust, Inc.	1,192	67,622
Four Corners Property Trust, Inc.	1,007	28,548
Gaming & Leisure Properties, Inc.	3,154	164,071
Getty Realty Corp.	535	17,002
Global Net Lease, Inc.	6,340	54,651
Healthcare Realty Trust, Inc.	5,721	101,834
Healthpeak Properties, Inc.	13,033	290,375
Highwoods Properties, Inc.	4,224	136,097
Host Hotels & Resorts, Inc.	17,032	301,466
Hudson Pacific Properties, Inc.	14,230	73,285
Independence Realty Trust, Inc.	1,939	40,292
Industrial Logistics Properties Trust	7,420	36,729
InvenTrust Properties Corp.	290	8,607
Invitation Homes, Inc.	5,979	220,266
Iron Mountain, Inc.	4,855	549,877
JBG SMITH Properties	4,718	82,093
Kilroy Realty Corp.	3,300	119,691
Kimco Realty Corp.	9,977	232,065
Kite Realty Group Trust	2,383	62,149
Lamar Advertising Co., Class A	1,399	175,966
LTC Properties, Inc.	729	26,776
LXP Industrial Trust	5,186	53,727
Macerich Co.	9,218	147,211
Medical Properties Trust, Inc. (a)	28,940	130,230
Mid-America Apartment Communities, Inc.	1,683	273,269
National Health Investors, Inc.	750	61,073
National Storage Affiliates Trust	920	43,001
NNN REIT, Inc.	2,255	105,962
Office Properties Income Trust	8,222	18,088
Omega Healthcare Investors, Inc.	4,214	166,622
Outfront Media, Inc.	5,135	87,552
Paramount Group, Inc.	11,626	58,711
Park Hotels & Resorts, Inc.	12,702	194,087
Peakstone Realty Trust	502	6,697
Pebblebrook Hotel Trust	3,280	43,624
Phillips Edison & Co., Inc.	1,641	60,651
Piedmont Office Realty Trust, Inc., Class A	8,412	82,101
PotlatchDeltic Corp.	2,163	94,004
Prologis, Inc.	4,727	604,205
Public Storage	1,307	449,242
Rayonier, Inc.	2,609	80,383
Realty Income Corp.	5,086	315,891
Regency Centers Corp.	2,592	188,412
Retail Opportunity Investments Corp.	2,832	43,301
Rexford Industrial Realty, Inc.	961	48,934
RLJ Lodging Trust	7,261	68,980
Ryman Hospitality Properties, Inc.	508	52,812
Sabra Health Care REIT, Inc.	6,284	107,079
SBA Communications Corp.	678	153,675
Service Properties Trust	18,587	87,173
Simon Property Group, Inc.	4,974	832,399
SITE Centers Corp.	1,130	68,196
SL Green Realty Corp.	3,956	263,628
STAG Industrial, Inc.	1,832	74,343
Sun Communities, Inc.	1,419	191,906
Sunstone Hotel Investors, Inc.	6,199	64,656
Tanger, Inc.	1,984	60,393
Terreno Realty Corp.	443	30,585
UDR, Inc.	4,197	186,808
Uniti Group, Inc.	22,091	96,317
Urban Edge Properties	2,794	59,093
Ventas, Inc.	10,384	644,950
Veris Residential, Inc.	1,820	31,923
VICI Properties, Inc.	5,555	185,981
Vornado Realty Trust	9,667	332,255
Welltower, Inc.	6,472	781,041
SECURITY	NUMBER OF SHARES	VALUE ($)
Weyerhaeuser Co.	21,988	670,414
WP Carey, Inc.	2,598	155,932
Xenia Hotels & Resorts, Inc.	4,478	63,767
		18,642,689

Financial Services 8.4%
Affiliated Managers Group, Inc.	1,573	273,435
AGNC Investment Corp.	13,197	134,741
Ally Financial, Inc.	22,763	983,134
American Express Co.	10,800	2,793,420
Ameriprise Financial, Inc.	2,106	946,521
Annaly Capital Management, Inc.	9,959	200,773
Apollo Commercial Real Estate Finance, Inc.	5,093	53,935
Apollo Global Management, Inc.	2,318	268,262
Arbor Realty Trust, Inc. (a)	3,659	49,762
ARES Management Corp., Class A	526	77,006
Artisan Partners Asset Management, Inc., Class A	1,860	77,357
B Riley Financial, Inc. (a)	1,021	5,018
Bank of New York Mellon Corp.	28,581	1,949,796
Berkshire Hathaway, Inc., Class B *	38,142	18,152,541
BGC Group, Inc., Class A	8,034	79,376
BlackRock, Inc.	2,172	1,958,731
Blackstone Mortgage Trust, Inc., Class A (a)	4,392	81,076
Blackstone, Inc.	5,782	823,126
Block, Inc. *	2,127	140,552
Bread Financial Holdings, Inc.	8,239	479,263
Brightsphere Investment Group, Inc.	2,094	51,073
BrightSpire Capital, Inc.	1,804	10,734
Cannae Holdings, Inc.	1,305	26,126
Capital One Financial Corp.	21,119	3,103,015
Carlyle Group, Inc.	4,985	200,048
Cboe Global Markets, Inc.	604	124,062
Charles Schwab Corp. (c)	12,146	790,705
Chimera Investment Corp.	7,306	113,097
Claros Mortgage Trust, Inc.	1,737	13,896
CME Group, Inc.	2,783	600,404
Cohen & Steers, Inc.	494	44,144
Coinbase Global, Inc., Class A *	1,030	188,861
Compass Diversified Holdings	2,036	45,097
Corebridge Financial, Inc.	7,901	233,554
Corpay, Inc. *	1,232	388,758
Credit Acceptance Corp. *	196	91,440
Diamond Hill Investment Group, Inc.	77	12,168
Discover Financial Services	12,213	1,694,065
Donnelley Financial Solutions, Inc. *	596	39,729
Encore Capital Group, Inc. *	1,457	72,967
Enova International, Inc. *	1,232	105,619
Equitable Holdings, Inc.	8,738	371,540
Essent Group Ltd.	1,744	112,122
Euronet Worldwide, Inc. *	1,026	110,716
Evercore, Inc., Class A	1,260	309,632
EVERTEC, Inc.	667	22,845
FactSet Research Systems, Inc.	242	102,327
Federal Agricultural Mortgage Corp., Class C	41	8,096
Federated Hermes, Inc.	825	28,297
Fidelity National Information Services, Inc.	11,822	974,724
FirstCash Holdings, Inc.	847	101,716
Fiserv, Inc. *	4,857	848,032
Franklin BSP Realty Trust, Inc.	1,144	15,581
Franklin Resources, Inc.	14,959	302,770
Global Payments, Inc.	5,290	587,243
Goldman Sachs Group, Inc.	8,919	4,550,920
Granite Point Mortgage Trust, Inc.	3,591	9,444
Green Dot Corp., Class A *	2,117	23,647
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
HA Sustainable Infrastructure Capital, Inc.	598	19,363
Hamilton Lane, Inc., Class A	38	5,808
Houlihan Lokey, Inc.	657	102,899
Interactive Brokers Group, Inc., Class A	367	47,303
Intercontinental Exchange, Inc.	5,916	955,730
Invesco Ltd.	20,520	350,687
Jack Henry & Associates, Inc.	969	167,666
Jackson Financial, Inc., Class A	3,465	311,746
Janus Henderson Group PLC	5,840	219,642
Jefferies Financial Group, Inc.	6,912	414,374
KKR & Co., Inc.	7,066	874,559
KKR Real Estate Finance Trust, Inc.	1,682	20,066
Ladder Capital Corp.	3,632	44,892
Lazard, Inc., Class A	3,045	152,585
LPL Financial Holdings, Inc.	940	210,880
MarketAxess Holdings, Inc.	281	68,112
Mastercard, Inc., Class A	4,343	2,099,146
MFA Financial, Inc.	5,507	68,948
MGIC Investment Corp.	7,909	201,126
Moelis & Co., Class A	1,634	109,135
Moody's Corp.	1,216	593,092
Morgan Stanley	27,167	2,814,773
Morningstar, Inc.	204	64,009
Mr. Cooper Group, Inc. *	1,350	126,643
MSCI, Inc.	374	217,141
Nasdaq, Inc.	3,379	243,558
Navient Corp.	10,041	169,994
Nelnet, Inc., Class A	345	39,875
New York Mortgage Trust, Inc.	3,369	22,471
NMI Holdings, Inc., Class A *	1,103	45,300
Northern Trust Corp.	5,795	528,562
OneMain Holdings, Inc.	8,530	421,467
Pagseguro Digital Ltd., Class A *	3,214	35,579
PayPal Holdings, Inc. *	19,975	1,446,789
PennyMac Financial Services, Inc.	995	107,460
PennyMac Mortgage Investment Trust	3,846	54,652
Piper Sandler Cos.	329	89,718
PJT Partners, Inc., Class A	252	31,122
PRA Group, Inc. *	1,639	38,221
PROG Holdings, Inc.	3,358	157,020
Radian Group, Inc.	4,479	161,916
Raymond James Financial, Inc.	2,564	306,577
Ready Capital Corp.	1,813	15,030
Redwood Trust, Inc.	3,877	29,349
Rithm Capital Corp.	17,666	210,932
Rocket Cos., Inc., Class A *	1,024	20,122
S&P Global, Inc.	2,183	1,120,403
SEI Investments Co.	2,724	184,224
SLM Corp.	13,062	288,148
Starwood Property Trust, Inc.	8,165	170,159
State Street Corp.	8,568	746,273
StepStone Group, Inc., Class A	480	26,256
Stifel Financial Corp.	1,673	147,458
StoneCo Ltd., Class A *	2,088	27,687
StoneX Group, Inc. *	68	5,634
Synchrony Financial	44,210	2,221,995
T. Rowe Price Group, Inc.	8,203	869,846
Toast, Inc., Class A *	551	13,698
TPG RE Finance Trust, Inc.	3,637	32,951
TPG, Inc.	1,512	76,280
Tradeweb Markets, Inc., Class A	433	51,198
Two Harbors Investment Corp.	3,045	43,117
Victory Capital Holdings, Inc., Class A	167	9,113
Virtu Financial, Inc., Class A	3,939	120,967
Virtus Investment Partners, Inc.	50	10,583
Visa, Inc., Class A	9,142	2,526,575
Voya Financial, Inc.	2,779	196,837
Walker & Dunlop, Inc.	872	93,356
SECURITY	NUMBER OF SHARES	VALUE ($)
Western Union Co.	23,152	282,454
WEX, Inc. *	405	77,363
World Acceptance Corp. *	181	21,331
XP, Inc., Class A	1,519	27,965
		69,784,949

Food, Beverage & Tobacco 3.4%
Adecoagro SA	3,418	37,632
Altria Group, Inc.	55,092	2,962,297
Archer-Daniels-Midland Co.	28,307	1,726,444
B&G Foods, Inc.	4,959	42,003
Boston Beer Co., Inc., Class A *	177	48,094
Brown-Forman Corp., Class B	2,552	116,346
Bunge Global SA	8,252	836,588
Calavo Growers, Inc.	908	20,902
Cal-Maine Foods, Inc.	1,310	94,372
Campbell Soup Co.	5,350	266,002
Coca-Cola Co.	45,292	3,282,311
Coca-Cola Consolidated, Inc.	66	88,598
Coca-Cola Europacific Partners PLC	2,980	239,860
Conagra Brands, Inc.	15,840	494,208
Constellation Brands, Inc., Class A	2,249	541,357
Darling Ingredients, Inc. *	3,959	165,209
Dole PLC	4,639	74,734
Flowers Foods, Inc.	5,993	139,277
Fresh Del Monte Produce, Inc.	3,737	109,270
General Mills, Inc.	13,461	973,096
Hain Celestial Group, Inc. *	5,762	46,096
Hershey Co.	1,594	307,738
Hormel Foods Corp.	7,939	258,414
Ingredion, Inc.	2,560	343,834
J&J Snack Foods Corp.	293	49,866
J.M. Smucker Co.	3,748	429,821
John B Sanfilippo & Son, Inc.	317	30,074
Kellanova	6,642	535,412
Keurig Dr. Pepper, Inc.	16,667	610,179
Kraft Heinz Co.	22,871	810,320
Lamb Weston Holdings, Inc.	1,527	94,552
Lancaster Colony Corp.	327	55,839
McCormick & Co., Inc. - Non Voting Shares	3,497	279,865
MGP Ingredients, Inc.	54	4,838
Mission Produce, Inc. *	1,480	15,866
Molson Coors Beverage Co., Class B	6,503	350,967
Mondelez International, Inc., Class A	23,188	1,665,130
Monster Beverage Corp. *	5,962	280,989
National Beverage Corp.	267	12,058
Nomad Foods Ltd.	5,462	102,686
PepsiCo, Inc.	19,265	3,330,533
Philip Morris International, Inc.	30,711	3,786,359
Pilgrim's Pride Corp. *	1,911	89,014
Post Holdings, Inc. *	1,485	171,918
Seaboard Corp.	6	18,662
Seneca Foods Corp., Class A *	508	30,617
Simply Good Foods Co. *	743	23,471
TreeHouse Foods, Inc. *	2,337	96,027
Tyson Foods, Inc., Class A	24,641	1,584,663
Universal Corp.	1,730	93,939
Vector Group Ltd.	4,055	60,744
WK Kellogg Co.	2,355	40,435
		27,869,526

Health Care Equipment & Services 5.8%
Abbott Laboratories	22,119	2,505,419
Acadia Healthcare Co., Inc. *	1,385	113,473
AdaptHealth Corp. *	2,151	23,639
Addus HomeCare Corp. *	286	38,041
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
agilon health, Inc. *	2,834	11,563
Align Technology, Inc. *	676	160,361
Amedisys, Inc. *	804	78,800
AMN Healthcare Services, Inc. *	1,555	82,462
Astrana Health, Inc. *	264	12,617
Avanos Medical, Inc. *	959	23,227
Baxter International, Inc.	16,274	617,436
Becton Dickinson & Co.	3,572	865,888
Boston Scientific Corp. *	8,393	686,463
Brookdale Senior Living, Inc. *	7,839	55,735
Cardinal Health, Inc.	4,891	551,313
Cencora, Inc.	827	198,124
Centene Corp. *	25,291	1,993,690
Chemed Corp.	238	139,508
Cigna Group	11,371	4,114,141
Clover Health Investments Corp. *	5,844	15,370
Community Health Systems, Inc. *	24,479	133,411
CONMED Corp.	391	28,629
Cooper Cos., Inc. *	1,885	199,301
Cross Country Healthcare, Inc. *	896	13,368
CVS Health Corp.	88,769	5,081,138
DaVita, Inc. *	3,165	477,662
DENTSPLY SIRONA, Inc.	5,337	134,973
Dexcom, Inc. *	548	37,998
Edwards Lifesciences Corp. *	4,116	287,955
Elevance Health, Inc.	6,949	3,869,829
Embecta Corp.	3,738	61,079
Encompass Health Corp.	2,051	190,846
Enhabit, Inc. *	3,824	32,275
Enovis Corp. *	1,238	57,691
Ensign Group, Inc.	563	85,216
Envista Holdings Corp. *	4,841	88,397
Fulgent Genetics, Inc. *	573	12,927
GE HealthCare Technologies, Inc.	6,067	514,603
Globus Medical, Inc., Class A *	1,299	94,437
Haemonetics Corp. *	644	48,673
HCA Healthcare, Inc.	4,839	1,914,260
HealthEquity, Inc. *	403	32,063
Henry Schein, Inc. *	4,617	325,729
Hologic, Inc. *	4,061	329,916
Humana, Inc.	4,772	1,691,531
ICU Medical, Inc. *	495	81,838
IDEXX Laboratories, Inc. *	381	183,387
Insulet Corp. *	113	22,913
Integer Holdings Corp. *	606	78,822
Integra LifeSciences Holdings Corp. *	1,410	28,679
Intuitive Surgical, Inc. *	1,328	654,213
Labcorp Holdings, Inc.	2,947	677,486
LivaNova PLC *	506	25,497
Masimo Corp. *	563	66,164
McKesson Corp.	1,419	796,172
Medtronic PLC	22,880	2,026,710
Merit Medical Systems, Inc. *	513	49,597
ModivCare, Inc. *	461	13,304
Molina Healthcare, Inc. *	1,089	380,921
Multiplan Corp. *	24,474	5,751
National HealthCare Corp.	499	68,428
Neogen Corp. *	1,806	31,153
OmniAb, Inc., Class A *(d)	52	0
OmniAb, Inc., Class B *(d)	52	0
Omnicell, Inc. *	964	42,879
OPKO Health, Inc. *(a)	11,275	18,942
Option Care Health, Inc. *	2,042	65,385
Owens & Minor, Inc. *	6,497	100,963
Patterson Cos., Inc.	4,394	98,821
Pediatrix Medical Group, Inc. *	4,290	46,589
Penumbra, Inc. *	82	16,590
Premier, Inc., Class A	5,148	104,865
SECURITY	NUMBER OF SHARES	VALUE ($)
Privia Health Group, Inc. *	604	12,165
Quest Diagnostics, Inc.	3,562	559,127
QuidelOrtho Corp. *	1,535	64,854
RadNet, Inc. *	436	28,902
ResMed, Inc.	1,155	282,998
Select Medical Holdings Corp.	3,655	131,836
Solventum Corp. *	4,391	281,507
STERIS PLC	1,001	241,341
Stryker Corp.	2,621	944,661
Surgery Partners, Inc. *	284	9,074
Teladoc Health, Inc. *	2,255	16,168
Teleflex, Inc.	684	167,696
Tenet Healthcare Corp. *	3,826	634,504
U.S. Physical Therapy, Inc.	143	12,241
UnitedHealth Group, Inc.	15,983	9,433,167
Universal Health Services, Inc., Class B	3,411	811,716
Varex Imaging Corp. *	931	11,619
Veeva Systems, Inc., Class A *	399	86,360
Zimmer Biomet Holdings, Inc.	3,236	373,629
Zimvie, Inc. *	1,783	30,917
		47,851,728

Household & Personal Products 1.2%
BellRing Brands, Inc. *	406	22,708
Central Garden & Pet Co. *	140	5,526
Central Garden & Pet Co., Class A *	1,512	51,710
Church & Dwight Co., Inc.	3,041	309,817
Clorox Co.	1,791	283,533
Colgate-Palmolive Co.	11,491	1,223,791
Coty, Inc., Class A *	4,340	40,709
Edgewell Personal Care Co.	1,763	70,908
Energizer Holdings, Inc.	1,732	56,117
Estee Lauder Cos., Inc., Class A	3,329	305,136
Herbalife Ltd. *	8,013	65,386
Inter Parfums, Inc.	171	22,032
Kenvue, Inc.	9,301	204,157
Kimberly-Clark Corp.	6,045	874,470
Medifast, Inc.	451	8,253
Nu Skin Enterprises, Inc., Class A	4,249	37,943
Procter & Gamble Co.	36,492	6,259,838
Reynolds Consumer Products, Inc.	1,244	39,186
Spectrum Brands Holdings, Inc.	1,507	142,140
USANA Health Sciences, Inc. *	635	25,921
WD-40 Co.	127	33,381
		10,082,662

Insurance 3.5%
Aflac, Inc.	15,694	1,731,990
Allstate Corp.	11,784	2,226,469
Ambac Financial Group, Inc. *	1,194	13,970
American Financial Group, Inc.	2,550	340,731
American International Group, Inc.	29,171	2,247,626
AMERISAFE, Inc.	141	7,067
Aon PLC, Class A	2,702	928,731
Arch Capital Group Ltd. *	3,156	356,912
Arthur J Gallagher & Co.	1,341	392,336
Assurant, Inc.	1,102	216,378
Assured Guaranty Ltd.	1,632	130,691
Axis Capital Holdings Ltd.	1,246	99,531
Brown & Brown, Inc.	1,870	196,593
Chubb Ltd.	7,565	2,149,822
Cincinnati Financial Corp.	3,965	543,324
CNA Financial Corp.	961	49,895
CNO Financial Group, Inc.	8,476	295,982
Employers Holdings, Inc.	1,109	53,177
Enstar Group Ltd. *	152	49,552
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Erie Indemnity Co., Class A	48	24,395
Everest Group Ltd.	524	205,534
Fidelity National Financial, Inc.	8,521	502,398
First American Financial Corp.	5,003	319,191
Genworth Financial, Inc., Class A *	35,069	244,782
Globe Life, Inc.	2,308	242,455
Hanover Insurance Group, Inc.	1,263	185,648
Hartford Financial Services Group, Inc.	10,103	1,172,958
Horace Mann Educators Corp.	1,038	36,963
James River Group Holdings Ltd.	1,698	12,565
Kemper Corp.	2,562	160,151
Kinsale Capital Group, Inc.	21	10,313
Lincoln National Corp.	13,809	443,269
Loews Corp.	4,838	396,426
Markel Group, Inc. *	218	348,948
Marsh & McLennan Cos., Inc.	4,933	1,122,307
Mercury General Corp.	1,341	88,814
MetLife, Inc.	25,607	1,984,030
Old Republic International Corp.	10,436	374,339
Primerica, Inc.	690	181,629
Principal Financial Group, Inc.	7,699	626,853
ProAssurance Corp. *	1,980	26,532
Progressive Corp.	7,761	1,957,324
Prudential Financial, Inc.	14,982	1,815,219
Reinsurance Group of America, Inc.	1,493	329,595
RenaissanceRe Holdings Ltd.	451	114,910
RLI Corp.	391	60,253
Safety Insurance Group, Inc.	586	51,890
Selective Insurance Group, Inc.	881	80,153
Stewart Information Services Corp.	1,642	121,360
Travelers Cos., Inc.	9,623	2,194,718
United Fire Group, Inc.	780	15,967
Universal Insurance Holdings, Inc.	1,332	28,491
Unum Group	6,757	374,946
W.R. Berkley Corp.	4,660	278,202
White Mountains Insurance Group Ltd.	55	101,433
Willis Towers Watson PLC	1,763	514,990
		28,780,728

Materials 3.7%
AdvanSix, Inc.	1,108	32,753
Air Products & Chemicals, Inc.	3,080	858,858
Albemarle Corp.	1,677	151,349
Alcoa Corp.	10,929	350,821
Alpha Metallurgical Resources, Inc.	295	70,549
Alto Ingredients, Inc. *	11,205	15,463
Amcor PLC	11,732	134,214
American Vanguard Corp.	1,074	6,165
AptarGroup, Inc.	1,118	171,266
Arch Resources, Inc.	703	95,910
Ardagh Metal Packaging SA	1,227	4,393
Ashland, Inc.	1,237	110,712
ATI, Inc. *	897	57,300
Avery Dennison Corp.	1,450	321,683
Avient Corp.	2,726	133,928
Axalta Coating Systems Ltd. *	4,834	176,441
Balchem Corp.	329	58,243
Ball Corp.	7,367	470,088
Berry Global Group, Inc.	4,793	330,046
Cabot Corp.	1,255	131,913
Carpenter Technology Corp.	1,081	156,496
Celanese Corp.	3,579	467,417
CF Industries Holdings, Inc.	5,733	476,355
Chemours Co.	7,752	150,699
Clearwater Paper Corp. *	898	29,876
Cleveland-Cliffs, Inc. *	17,512	228,707
Coeur Mining, Inc. *	7,987	49,040
SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial Metals Co.	4,129	221,273
Compass Minerals International, Inc.	1,335	11,788
Constellium SE *	3,204	53,731
Corteva, Inc.	11,569	662,904
Crown Holdings, Inc.	3,241	293,019
Dow, Inc.	29,370	1,573,645
DuPont de Nemours, Inc.	16,712	1,407,986
Eagle Materials, Inc.	671	172,950
Eastman Chemical Co.	5,991	613,299
Ecolab, Inc.	2,776	702,828
Ecovyst, Inc. *	3,427	24,606
Element Solutions, Inc.	4,692	125,464
Ferroglobe PLC	843	3,726
FMC Corp.	3,437	221,962
Freeport-McMoRan, Inc.	24,300	1,076,004
Graphic Packaging Holding Co.	8,412	251,771
Greif, Inc., Class A	1,197	74,836
Hawkins, Inc.	383	48,515
HB Fuller Co.	1,359	116,412
Hecla Mining Co.	9,045	53,637
Huntsman Corp.	11,953	263,564
Ingevity Corp. *	1,376	54,393
Innospec, Inc.	568	65,468
International Flavors & Fragrances, Inc.	4,378	455,268
International Paper Co.	24,155	1,169,585
Kaiser Aluminum Corp.	789	58,820
Knife River Corp. *	1,300	102,531
Koppers Holdings, Inc.	986	39,026
Linde PLC	5,677	2,715,025
Louisiana-Pacific Corp.	2,733	265,238
LyondellBasell Industries NV, Class A	12,430	1,226,841
Martin Marietta Materials, Inc.	604	322,633
Materion Corp.	411	47,692
Mativ Holdings, Inc.	2,447	46,395
Mercer International, Inc.	3,120	18,720
Metallus, Inc. *	1,400	22,764
Minerals Technologies, Inc.	1,171	90,284
Mosaic Co.	16,260	464,548
MP Materials Corp. *(a)	397	5,121
Myers Industries, Inc.	883	13,501
NewMarket Corp.	149	85,492
Newmont Corp.	27,468	1,466,517
Nucor Corp.	9,442	1,434,334
O-I Glass, Inc. *	9,935	126,075
Olin Corp.	5,166	225,599
Olympic Steel, Inc.	513	20,571
Orion SA	1,870	34,876
Packaging Corp. of America	2,514	526,784
Pactiv Evergreen, Inc.	3,393	40,037
Perimeter Solutions SA *	706	8,267
PPG Industries, Inc.	4,936	640,347
Quaker Chemical Corp.	214	36,224
Radius Recycling, Inc., Class A	2,024	30,643
Rayonier Advanced Materials, Inc. *	1,584	12,640
Reliance, Inc.	2,118	607,125
Royal Gold, Inc.	551	77,234
RPM International, Inc.	2,204	256,215
Ryerson Holding Corp.	2,199	44,024
Scotts Miracle-Gro Co.	1,705	121,021
Sealed Air Corp.	5,553	194,077
Sensient Technologies Corp.	1,222	95,121
Sherwin-Williams Co.	1,782	658,217
Silgan Holdings, Inc.	1,097	57,340
Smurfit WestRock PLC	18,208	863,423
Sonoco Products Co.	3,592	203,199
Southern Copper Corp.	1,294	131,615
Steel Dynamics, Inc.	6,091	727,935
Stepan Co.	924	71,730
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Summit Materials, Inc., Class A *	2,263	91,652
SunCoke Energy, Inc.	3,698	33,134
Sylvamo Corp.	2,048	161,976
TriMas Corp.	1,432	36,530
Trinseo PLC	8,219	35,753
Tronox Holdings PLC	6,264	87,258
U.S. Steel Corp.	15,892	602,466
Vulcan Materials Co.	1,299	318,528
Warrior Met Coal, Inc.	2,673	163,882
Westlake Corp.	914	132,932
		30,859,251

Media & Entertainment 6.1%
Alphabet, Inc., Class A	59,312	9,690,395
Alphabet, Inc., Class C	51,270	8,465,190
AMC Entertainment Holdings, Inc., Class A *	3,438	16,571
AMC Networks, Inc., Class A *	5,331	52,510
Bumble, Inc., Class A *	843	5,657
Cable One, Inc.	175	61,726
Cargurus, Inc. *	1,409	40,833
Cars.com, Inc. *	1,122	20,016
Charter Communications, Inc., Class A *	7,147	2,483,868
Cinemark Holdings, Inc. *	3,135	85,836
Clear Channel Outdoor Holdings, Inc. *	27,799	41,698
Comcast Corp., Class A	143,741	5,687,831
EchoStar Corp., Class A *	13,992	259,412
Electronic Arts, Inc.	4,295	652,067
Endeavor Group Holdings, Inc., Class A (a)	223	6,128
EW Scripps Co., Class A *	3,159	6,223
Fox Corp., Class A	16,714	691,458
Gannett Co., Inc. *	10,573	55,931
Gray Television, Inc.	7,516	38,332
IAC, Inc. *	1,373	72,467
iHeartMedia, Inc., Class A *	13,948	21,759
Interpublic Group of Cos., Inc.	9,478	309,078
John Wiley & Sons, Inc., Class A	1,747	84,398
Liberty Broadband Corp., Class C *	489	30,504
Liberty Media Corp.-Liberty Formula One, Class C *	1,181	92,177
Liberty Media Corp.-Liberty SiriusXM, Class C *	16,296	388,334
Lions Gate Entertainment Corp., Class A *	5,498	42,719
Live Nation Entertainment, Inc. *	101	9,865
Match Group, Inc. *	2,725	101,397
Meta Platforms, Inc., Class A	26,402	13,763,627
Netflix, Inc. *	1,620	1,136,187
New York Times Co., Class A	2,093	114,968
News Corp., Class A	11,697	331,376
Nexstar Media Group, Inc.	1,457	248,972
Omnicom Group, Inc.	6,053	607,903
Paramount Global, Class B	69,006	722,493
Pinterest, Inc., Class A *	1,706	54,660
Roku, Inc. *	676	45,812
Scholastic Corp.	1,336	42,592
Shutterstock, Inc.	459	16,469
Sinclair, Inc.	2,156	30,012
Sirius XM Holdings, Inc. (a)	19,548	64,313
Snap, Inc., Class A *	819	7,649
Spotify Technology SA *	423	145,038
Taboola.com Ltd. *	3,891	13,618
Take-Two Interactive Software, Inc. *	1,222	197,610
TEGNA, Inc.	9,955	138,175
Thryv Holdings, Inc. *	1,616	29,444
TKO Group Holdings, Inc.	104	12,296
Trade Desk, Inc., Class A *	387	40,453
TripAdvisor, Inc. *	2,476	35,927
Walt Disney Co.	31,328	2,831,425
SECURITY	NUMBER OF SHARES	VALUE ($)
Warner Bros Discovery, Inc. *	58,074	455,300
Warner Music Group Corp., Class A	193	5,522
WideOpenWest, Inc. *	3,557	19,635
Yelp, Inc. *	2,211	77,230
Ziff Davis, Inc. *	1,435	70,128
ZoomInfo Technologies, Inc. *	1,736	17,169
		50,790,383

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	23,356	4,585,016
Agilent Technologies, Inc.	3,247	464,061
Alkermes PLC *	684	19,460
Amgen, Inc.	10,977	3,664,452
Amphastar Pharmaceuticals, Inc. *	82	3,997
Avantor, Inc. *	7,651	197,702
Azenta, Inc. *	547	27,087
Biogen, Inc. *	3,964	811,669
BioMarin Pharmaceutical, Inc. *	681	62,114
Bio-Rad Laboratories, Inc., Class A *	307	103,557
Bio-Techne Corp.	829	61,338
Bristol-Myers Squibb Co.	54,791	2,736,810
Bruker Corp.	1,008	67,728
Catalent, Inc. *	2,895	176,479
Charles River Laboratories International, Inc. *	573	113,311
Corcept Therapeutics, Inc. *	1,148	40,524
Danaher Corp.	4,694	1,264,141
Elanco Animal Health, Inc. *	8,506	131,588
Eli Lilly & Co.	2,138	2,052,523
Emergent BioSolutions, Inc. *(b)	15,620	129,802
Exact Sciences Corp. *	395	24,368
Exelixis, Inc. *	3,593	93,526
Gilead Sciences, Inc.	31,656	2,500,824
GRAIL, Inc. *	260	3,669
Halozyme Therapeutics, Inc. *	734	46,866
ICON PLC *	429	138,164
Illumina, Inc. *	1,561	205,115
Incyte Corp. *	1,674	109,915
Innoviva, Inc. *	1,951	37,810
IQVIA Holdings, Inc. *	2,604	655,036
Ironwood Pharmaceuticals, Inc. *	1,212	6,133
Jazz Pharmaceuticals PLC *	1,197	138,828
Johnson & Johnson	45,810	7,598,047
Medpace Holdings, Inc. *	112	39,790
Merck & Co., Inc.	33,261	3,939,765
Mettler-Toledo International, Inc. *	192	276,303
Moderna, Inc. *	4,162	322,139
Myriad Genetics, Inc. *	1,103	31,248
Neurocrine Biosciences, Inc. *	316	40,151
Organon & Co.	24,250	541,987
Pacira BioSciences, Inc. *	160	2,490
Perrigo Co. PLC	4,942	143,812
Pfizer, Inc.	192,518	5,584,947
Prestige Consumer Healthcare, Inc. *	839	62,623
Regeneron Pharmaceuticals, Inc. *	1,029	1,219,046
Repligen Corp. *	157	23,696
Revvity, Inc.	1,840	225,474
Royalty Pharma PLC, Class A	3,685	106,976
Supernus Pharmaceuticals, Inc. *	876	30,800
Thermo Fisher Scientific, Inc.	3,585	2,205,026
United Therapeutics Corp. *	533	193,772
Vertex Pharmaceuticals, Inc. *	1,208	599,035
Viatris, Inc.	61,327	740,830
Vir Biotechnology, Inc. *	1,180	9,747
Waters Corp. *	846	293,012
West Pharmaceutical Services, Inc.	401	125,766
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zoetis, Inc.	3,190	585,333
		45,615,428

Real Estate Management & Development 0.3%
Anywhere Real Estate, Inc. *	18,666	91,277
CBRE Group, Inc., Class A *	7,978	918,587
Compass, Inc., Class A *	6,793	34,848
CoStar Group, Inc. *	1,276	98,635
Cushman & Wakefield PLC *	8,653	112,489
DigitalBridge Group, Inc.	8,832	110,312
eXp World Holdings, Inc.	2,388	28,083
Howard Hughes Holdings, Inc. *	547	41,145
Jones Lang LaSalle, Inc. *	2,666	680,443
Kennedy-Wilson Holdings, Inc.	4,376	48,661
Marcus & Millichap, Inc.	917	36,377
Newmark Group, Inc., Class A	5,456	75,456
Opendoor Technologies, Inc. *	18,670	40,141
Seaport Entertainment Group, Inc. *	60	1,847
Zillow Group, Inc., Class C *	1,981	109,549
		2,427,850

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	4,703	698,678
Allegro MicroSystems, Inc. *	136	3,336
Alpha & Omega Semiconductor Ltd. *	185	7,735
Amkor Technology, Inc.	3,729	122,684
Analog Devices, Inc.	4,559	1,070,636
Applied Materials, Inc.	10,354	2,042,430
Axcelis Technologies, Inc. *	245	26,786
Broadcom, Inc.	31,242	5,086,822
Cirrus Logic, Inc. *	1,313	191,291
Cohu, Inc. *	927	24,946
Diodes, Inc. *	971	67,669
Enphase Energy, Inc. *	301	36,433
Entegris, Inc.	966	111,930
First Solar, Inc. *	811	184,397
FormFactor, Inc. *	940	45,844
GLOBALFOUNDRIES, Inc. *	589	27,495
Ichor Holdings Ltd. *	775	24,025
Intel Corp.	231,784	5,108,519
KLA Corp.	990	811,236
Kulicke & Soffa Industries, Inc.	986	43,197
Lam Research Corp.	1,567	1,286,523
Lattice Semiconductor Corp. *	411	19,465
Marvell Technology, Inc.	3,767	287,196
MaxLinear, Inc. *	645	9,791
Microchip Technology, Inc.	5,275	433,394
Micron Technology, Inc.	30,592	2,944,174
MKS Instruments, Inc.	1,299	154,880
Monolithic Power Systems, Inc.	115	107,488
NVIDIA Corp.	24,174	2,885,650
NXP Semiconductors NV	2,539	650,898
ON Semiconductor Corp. *	4,068	316,775
Onto Innovation, Inc. *	242	51,599
Photronics, Inc. *	1,650	42,669
Power Integrations, Inc.	706	47,373
Qorvo, Inc. *	3,495	405,036
QUALCOMM, Inc.	21,237	3,722,846
Rambus, Inc. *	193	8,631
Semtech Corp. *	1,753	76,816
Silicon Laboratories, Inc. *	743	87,949
Skyworks Solutions, Inc.	3,702	405,702
SMART Global Holdings, Inc. *	1,317	27,288
SolarEdge Technologies, Inc. *	319	7,761
Synaptics, Inc. *	635	51,702
Teradyne, Inc.	2,748	375,734
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Instruments, Inc.	13,224	2,834,432
Ultra Clean Holdings, Inc. *	1,222	46,069
Universal Display Corp.	257	49,786
Wolfspeed, Inc. *	800	7,800
		33,081,516

Software & Services 4.8%
Accenture PLC, Class A	7,366	2,518,804
ACI Worldwide, Inc. *	2,221	111,850
Adobe, Inc. *	2,804	1,610,646
Akamai Technologies, Inc. *	2,672	272,116
Alarm.com Holdings, Inc. *	306	18,219
Amdocs Ltd.	3,384	294,306
ANSYS, Inc. *	433	139,175
AppLovin Corp., Class A *	686	63,709
ASGN, Inc. *	1,633	157,029
Autodesk, Inc. *	864	223,258
Bentley Systems, Inc., Class B	665	34,228
Blackbaud, Inc. *	379	31,684
Cadence Design Systems, Inc. *	841	226,170
Cerence, Inc. *	1,091	3,600
Check Point Software Technologies Ltd. *	1,146	220,605
Cognizant Technology Solutions Corp., Class A	18,035	1,402,582
CommVault Systems, Inc. *	552	85,781
Consensus Cloud Solutions, Inc. *	739	17,803
Dolby Laboratories, Inc., Class A	1,016	72,502
Dropbox, Inc., Class A *	4,609	115,870
DXC Technology Co. *	17,758	367,058
Dynatrace, Inc. *	219	11,086
Envestnet, Inc. *	586	36,772
EPAM Systems, Inc. *	573	115,035
Fair Isaac Corp. *	107	185,139
Fortinet, Inc. *	2,737	209,955
Gartner, Inc. *	497	244,504
Gen Digital, Inc.	10,967	290,187
Globant SA *	155	31,347
GoDaddy, Inc., Class A *	1,265	211,774
Guidewire Software, Inc. *	257	38,234
InterDigital, Inc.	495	68,587
International Business Machines Corp.	21,795	4,405,423
Intuit, Inc.	1,230	775,220
Kyndryl Holdings, Inc. *	15,815	374,657
LiveRamp Holdings, Inc. *	1,587	41,135
Manhattan Associates, Inc. *	252	66,636
Microsoft Corp.	44,669	18,633,227
NCR Voyix Corp. *	6,157	83,058
Okta, Inc. *	122	9,605
Oracle Corp.	21,784	3,077,861
Palantir Technologies, Inc., Class A *	1,689	53,170
Palo Alto Networks, Inc. *	692	251,002
Pegasystems, Inc.	299	21,193
Perficient, Inc. *	360	27,061
Progress Software Corp.	510	29,657
PTC, Inc. *	346	61,965
Qualys, Inc. *	244	30,541
RingCentral, Inc., Class A *	1,503	50,095
Roper Technologies, Inc.	721	399,730
Salesforce, Inc.	3,490	882,621
ServiceNow, Inc. *	176	150,480
Snowflake, Inc., Class A *	128	14,621
SPS Commerce, Inc. *	104	20,773
Synopsys, Inc. *	456	236,928
Teradata Corp. *	2,454	69,301
Twilio, Inc., Class A *	1,049	65,835
Tyler Technologies, Inc. *	150	88,181
Unisys Corp. *	5,267	29,127
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Verint Systems, Inc. *	696	21,959
VeriSign, Inc. *	641	117,880
Workday, Inc., Class A *	248	65,271
Zoom Video Communications, Inc., Class A *	1,480	102,238
		39,686,066

Technology Hardware & Equipment 6.9%
ADTRAN Holdings, Inc. *	2,366	13,202
Advanced Energy Industries, Inc.	573	60,790
Amphenol Corp., Class A	10,206	688,395
Apple, Inc.	152,264	34,868,456
Arista Networks, Inc. *	765	270,336
Arrow Electronics, Inc. *	5,030	679,452
Avnet, Inc.	10,975	605,600
Badger Meter, Inc.	189	39,112
Belden, Inc.	866	92,904
Benchmark Electronics, Inc.	3,152	133,992
Calix, Inc. *	312	11,619
CDW Corp.	1,956	441,352
Ciena Corp. *	3,576	206,156
Cisco Systems, Inc.	111,061	5,613,023
Cognex Corp.	2,019	81,527
Coherent Corp. *	688	53,630
CommScope Holding Co., Inc. *	21,065	81,311
Comtech Telecommunications Corp. *	1,707	5,394
Corning, Inc.	24,308	1,017,290
Crane NXT Co.	774	45,472
CTS Corp.	615	30,289
Dell Technologies, Inc., Class C	608	70,248
ePlus, Inc. *	923	88,571
F5, Inc. *	1,108	225,090
Fabrinet *	384	93,562
Flex Ltd. *	13,569	440,857
Hewlett Packard Enterprise Co.	80,058	1,550,723
HP, Inc.	45,401	1,642,608
Insight Enterprises, Inc. *	888	192,758
IPG Photonics Corp. *	858	58,661
Itron, Inc. *	729	74,518
Jabil, Inc.	3,553	388,272
Juniper Networks, Inc.	10,718	416,716
Keysight Technologies, Inc. *	1,652	254,606
Kimball Electronics, Inc. *	211	3,893
Knowles Corp. *	2,594	47,859
Littelfuse, Inc.	393	106,975
Lumentum Holdings, Inc. *	1,637	94,308
Methode Electronics, Inc.	1,392	14,505
Motorola Solutions, Inc.	1,111	491,106
NetApp, Inc.	5,209	628,830
NETGEAR, Inc. *	2,225	36,112
NetScout Systems, Inc. *	2,571	55,225
Novanta, Inc. *	179	32,807
OSI Systems, Inc. *	352	52,754
PC Connection, Inc.	721	52,691
Plexus Corp. *	1,024	131,185
Pure Storage, Inc., Class A *	665	34,108
Rogers Corp. *	386	41,402
Sanmina Corp. *	3,600	249,768
ScanSource, Inc. *	1,804	91,896
Seagate Technology Holdings PLC	7,452	741,847
Super Micro Computer, Inc. *	253	110,738
TD SYNNEX Corp.	1,712	207,871
TE Connectivity Ltd.	5,613	862,157
Teledyne Technologies, Inc. *	417	180,478
Trimble, Inc. *	3,468	196,601
TTM Technologies, Inc. *	6,020	117,089
Viasat, Inc. *	3,629	56,975
SECURITY	NUMBER OF SHARES	VALUE ($)
Viavi Solutions, Inc. *	5,506	47,407
Vishay Intertechnology, Inc.	5,434	109,495
Vontier Corp.	2,565	89,852
Western Digital Corp. *	16,003	1,049,637
Xerox Holdings Corp.	15,253	172,816
Zebra Technologies Corp., Class A *	789	272,505
		56,917,384

Telecommunication Services 3.1%
AT&T, Inc.	477,030	9,492,897
ATN International, Inc.	344	9,206
Cogent Communications Holdings, Inc.	584	40,868
Consolidated Communications Holdings, Inc. *	7,491	34,234
Frontier Communications Parent, Inc. *	8,228	236,966
GCI Liberty, Inc. *(d)	188	0
Iridium Communications, Inc.	1,383	35,681
Liberty Global Ltd., Class C *	37,149	730,721
Liberty Latin America Ltd., Class C *	15,773	149,370
Lumen Technologies, Inc. *	711,799	3,736,945
Shenandoah Telecommunications Co.	1,524	23,043
Telephone & Data Systems, Inc.	14,652	346,080
T-Mobile U.S., Inc.	8,758	1,740,390
U.S. Cellular Corp. *	163	9,066
Verizon Communications, Inc.	225,555	9,423,688
		26,009,155

Transportation 2.0%
Air Transport Services Group, Inc. *	2,651	44,696
Alaska Air Group, Inc. *	2,030	73,303
Allegiant Travel Co.	263	11,067
American Airlines Group, Inc. *	5,781	61,394
ArcBest Corp.	933	99,178
Avis Budget Group, Inc.	1,800	147,582
CH Robinson Worldwide, Inc.	5,564	575,930
Costamare, Inc.	1,744	24,747
Covenant Logistics Group, Inc., Class A	336	17,697
CSX Corp.	47,629	1,632,246
Danaos Corp.	263	21,576
Delta Air Lines, Inc.	3,701	157,255
Expeditors International of Washington, Inc.	1,283	158,335
FedEx Corp.	8,523	2,546,417
Forward Air Corp.	2,054	65,256
Genco Shipping & Trading Ltd.	843	14,828
GXO Logistics, Inc. *	2,626	131,431
Heartland Express, Inc.	2,326	28,796
Hertz Global Holdings, Inc. *	14,105	42,879
Hub Group, Inc., Class A	3,208	151,193
JB Hunt Transport Services, Inc.	1,843	319,208
JetBlue Airways Corp. *	11,277	57,287
Kirby Corp. *	972	116,562
Knight-Swift Transportation Holdings, Inc.	5,670	296,995
Landstar System, Inc.	1,029	187,854
Lyft, Inc., Class A *	2,488	29,035
Marten Transport Ltd.	2,322	40,519
Matson, Inc.	672	92,938
Norfolk Southern Corp.	6,134	1,571,285
Old Dominion Freight Line, Inc.	1,856	357,837
RXO, Inc. *	4,982	141,788
Ryder System, Inc.	3,528	512,407
Saia, Inc. *	251	94,333
Schneider National, Inc., Class B	2,807	76,098
SkyWest, Inc. *	1,051	81,495
Southwest Airlines Co.	5,972	172,710
Star Bulk Carriers Corp.	1,223	26,135
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Uber Technologies, Inc. *	4,005	292,886
U-Haul Holding Co., Non Voting Shares	2,211	151,122
Union Pacific Corp.	12,048	3,085,372
United Airlines Holdings, Inc. *	2,718	119,701
United Parcel Service, Inc., Class B	14,782	1,900,226
Werner Enterprises, Inc.	3,451	127,549
XPO, Inc. *	1,309	150,038
ZIM Integrated Shipping Services Ltd. (a)	17,470	319,177
		16,326,363

Utilities 3.5%
AES Corp.	26,727	457,834
ALLETE, Inc.	1,549	98,439
Alliant Energy Corp.	5,524	321,884
Ameren Corp.	6,075	501,248
American Electric Power Co., Inc.	13,432	1,346,961
American States Water Co.	413	33,626
American Water Works Co., Inc.	2,426	347,209
Atlantica Sustainable Infrastructure PLC	2,009	43,816
Atmos Energy Corp.	2,152	281,353
Avangrid, Inc.	2,461	87,833
Avista Corp.	2,454	94,823
Black Hills Corp.	2,271	134,262
California Water Service Group	863	47,750
CenterPoint Energy, Inc.	15,677	427,982
Chesapeake Utilities Corp.	307	36,355
Clearway Energy, Inc., Class C	1,839	53,257
CMS Energy Corp.	6,954	471,898
Consolidated Edison, Inc.	9,686	983,710
Constellation Energy Corp.	3,907	768,507
Dominion Energy, Inc.	24,979	1,396,326
DTE Energy Co.	5,011	626,475
Duke Energy Corp.	21,972	2,503,709
Edison International	9,455	822,869
Entergy Corp.	6,433	776,399
Essential Utilities, Inc.	3,306	128,901
Evergy, Inc.	9,051	535,276
Eversource Energy	9,864	666,116
Exelon Corp.	33,743	1,285,271
FirstEnergy Corp.	17,404	764,384
Hawaiian Electric Industries, Inc. *	8,718	93,544
IDACORP, Inc.	1,129	115,056
MGE Energy, Inc.	537	46,561
National Fuel Gas Co.	2,503	149,579
New Jersey Resources Corp.	2,114	97,899
NextEra Energy, Inc.	26,017	2,094,629
NiSource, Inc.	10,062	332,650
Northwest Natural Holding Co.	1,220	49,068
Northwestern Energy Group, Inc.	1,851	100,676
NRG Energy, Inc.	9,939	844,914
OGE Energy Corp.	5,832	230,714
ONE Gas, Inc.	1,524	105,065
Ormat Technologies, Inc.	673	50,159
Otter Tail Corp.	683	57,748
PG&E Corp.	10,572	208,268
Pinnacle West Capital Corp.	3,809	333,364
Portland General Electric Co.	3,077	148,034
PPL Corp.	26,952	860,038
Public Service Enterprise Group, Inc.	10,353	836,005
Sempra	11,262	925,511
SJW Group	524	30,911
Southern Co.	24,309	2,100,298
Southwest Gas Holdings, Inc.	2,084	151,548
SECURITY	NUMBER OF SHARES	VALUE ($)
Spire, Inc.	1,702	112,281
TXNM Energy, Inc.	2,345	96,098
UGI Corp.	14,435	359,576
Unitil Corp.	364	21,949
Vistra Corp.	10,630	908,121
WEC Energy Group, Inc.	6,671	620,603
Xcel Energy, Inc.	13,635	834,871
		28,960,211
Total Common Stocks (Cost $595,474,762)		825,426,386

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Core S&P Total U.S. Stock Market ETF	3,100	383,098
Total Investment Companies (Cost $337,261)		383,098

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (e)	495,381	495,381
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (e)(f)	660,895	660,895
		1,156,276
Total Short-Term Investments (Cost $1,156,276)		1,156,276
Total Investments in Securities (Cost $596,968,299)		826,965,760

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/20/24	5	1,415,250	31,732

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $631,137.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value at August 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/24	BALANCE OF SHARES HELD AT 8/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$334	($12,279 )	($35,567 )	$32,859	$—	—	$—
Tupperware Brands Corp.	—	6,935	(8,400)	(42,582)	38,752	25,012	20,843	—
						25,012

Equity Real Estate Investment Trusts (REITs) 0.0%
Ashford Hospitality Trust, Inc.	—	360	(13,252)	(20,460)	15,237	—	—	—
Diversified Healthcare Trust	—	11,991	(81,031)	26,866	(41,592)	132,658	38,120	857
						132,658

Financial Services 0.1%
Charles Schwab Corp.	701,858	148,253	(37,714)	(3,629)	(18,063)	790,705	12,146	6,009

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	21,771	(32,698)	(30,646)	129,036	129,802	15,620	—

Transportation 0.0%
Daseke, Inc.	—	15,895	(123,504)	25,417	(24,678)	—	—	—
Total	$701,858	$205,539	($308,878 )	($80,601 )	$131,551	$1,078,177		$6,866

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$751,565,503	$—	$—	$751,565,503
Health Care Equipment & Services	47,851,728	—	0 *	47,851,728
Telecommunication Services	26,009,155	—	0 *	26,009,155
Investment Companies[1]	383,098	—	—	383,098
Short-Term Investments[1]	1,156,276	—	—	1,156,276
Futures Contracts[2]	31,732	—	—	31,732
Total	$826,997,492	$—	$0	$826,997,492

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Assets and Liabilities

As of August 31, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $821,267) including securities on loan of $21,120		$1,078,177
Investments in securities, at value - unaffiliated issuers (cost $596,147,032) including securities on loan of $610,017		825,887,583
Cash		169
Deposit with broker for futures contracts		82,800
Receivables:
Fund shares sold		3,475,502
Dividends		1,507,235
Variation margin on future contracts		15,229
Income from securities on loan		10,204
Foreign tax reclaims	+	2,489
Total assets		832,059,388

Liabilities
Collateral held for securities on loan		660,895
Payables:
Investments bought		4,049,464
Management fees	+	179,632
Total liabilities		4,889,991
Net assets		$827,169,397

Net Assets by Source
Capital received from investors		$614,361,412
Total distributable earnings	+	212,807,985
Net assets		$827,169,397

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding[1]	=	NAV[1]
$827,169,397		35,700,000		$23.17

[1]
Net Asset Value and Shares Outstanding have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Operations

For the period March 1, 2024 through August 31, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $7,118)		$7,946,597
Dividends received from securities - affiliated issuers		6,866
Other Interest		1,788
Securities on loan, net	+	29,516
Total investment income		7,984,767

Expenses
Management fees		960,616
Total expenses	–	960,616
Net investment income		7,024,151

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(109,575)
Net realized losses on sales of securities - unaffiliated issuers		(3,269,888)
Net realized gains on sales of in-kind redemptions - affiliated issuers		28,974
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		9,361,949
Net realized gains on futures contracts	+	79,739
Net realized gains		6,091,199
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		131,551
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		62,997,467
Net change in unrealized appreciation (depreciation) on futures contracts	+	19,260
Net change in unrealized appreciation (depreciation)	+	63,148,278
Net realized and unrealized gains		69,239,477
Increase in net assets resulting from operations		$76,263,628
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/24-8/31/24		3/1/23-2/29/24
Net investment income		$7,024,151	$11,139,189
Net realized gains		6,091,199	10,640,494
Net change in unrealized appreciation (depreciation)	+	63,148,278	83,991,078
Increase in net assets resulting from operations		$76,263,628	$105,770,761

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,562,535 )	($10,452,300 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,000,000	$65,292,339	7,650,000	$145,817,434
Shares redeemed	+	(600,000)	(12,829,519)	(1,200,000)	(22,410,331)
Net transactions in fund shares		2,400,000	$52,462,820	6,450,000	$123,407,103

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,300,000	$705,005,484	26,850,000	$486,279,920
Total increase	+	2,400,000	122,163,913	6,450,000	218,725,564
End of period		35,700,000	$827,169,397	33,300,000	$705,005,484

[1]
For the period ended August 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 11 for additional information).

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 8/31/24*,1	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]	3/1/19– 2/29/20[1]
Per-Share Data
Net asset value at beginning of period	$21.54	$18.30	$18.99	$16.16	$12.56	$12.61
Income (loss) from investment operations:
Net investment income (loss)[2]	0.21	0.39	0.37	0.34	0.33	0.33
Net realized and unrealized gains (losses)	2.07	3.23	(0.69)	2.81	3.62	(0.06)
Total from investment operations	2.28	3.62	(0.32)	3.15	3.95	0.27
Less distributions:
Distributions from net investment income	(0.20)	(0.38)	(0.37)	(0.32)	(0.35)	(0.32)
Net asset value at end of period	$23.62	$21.54	$18.30	$18.99	$16.16	$12.56
Total return	10.66%[3]	20.06%	(1.61%)	19.61%	32.40%	1.98%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[4]	0.25%	0.25%[5]	0.25%	0.25%	0.25%
Net investment income (loss)	1.84%[4]	2.05%	2.07%	1.84%	2.49%	2.47%
Portfolio turnover rate[6]	5%[3]	10%	12%	11%	13%	12%
Net assets, end of period (x 1,000,000)	$16,765	$14,508	$10,373	$9,889	$5,863	$5,558

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	112,669	2,548,573
Aptiv PLC *	104,978	7,509,076
Autoliv, Inc.	42,679	4,373,317
BorgWarner, Inc.	242,982	8,278,397
Dana, Inc.	258,313	2,916,354
Ford Motor Co.	4,840,554	54,165,799
General Motors Co.	2,465,871	122,751,058
Gentex Corp.	148,720	4,659,398
Goodyear Tire & Rubber Co. *	601,455	5,304,833
Harley-Davidson, Inc.	115,207	4,313,350
Lear Corp.	84,146	9,815,631
Tesla, Inc. *	132,626	28,396,553
Thor Industries, Inc.	62,957	6,752,768
		261,785,107

Banks 7.3%
Bank of America Corp.	5,173,463	210,818,617
Citigroup, Inc.	2,983,996	186,917,509
Citizens Financial Group, Inc.	417,205	17,960,675
Comerica, Inc.	171,758	9,809,099
Credicorp Ltd.	34,242	6,107,061
East West Bancorp, Inc.	55,073	4,629,987
Fifth Third Bancorp	502,982	21,472,302
First Citizens BancShares, Inc., Class A	1,728	3,509,050
First Horizon Corp.	290,075	4,812,344
Huntington Bancshares, Inc.	753,675	11,282,515
JPMorgan Chase & Co.	1,543,866	347,061,077
KeyCorp	969,855	16,545,726
M&T Bank Corp.	93,977	16,174,381
New York Community Bancorp, Inc.	166,411	1,803,895
PNC Financial Services Group, Inc.	266,729	49,368,871
Popular, Inc.	45,985	4,713,463
Regions Financial Corp.	566,359	13,264,128
Synovus Financial Corp.	93,001	4,289,206
Truist Financial Corp.	882,200	39,222,612
U.S. Bancorp	1,129,068	53,325,882
Wells Fargo & Co.	3,383,413	197,828,158
Zions Bancorp NA	181,918	9,015,856
		1,229,932,414

Capital Goods 6.8%
3M Co.	497,194	66,967,060
A.O. Smith Corp.	51,727	4,330,584
Acuity Brands, Inc.	23,455	5,973,989
AECOM	73,021	7,312,323
AerCap Holdings NV	48,709	4,745,231
AGCO Corp.	50,993	4,642,403
Air Lease Corp.	72,276	3,344,211
Allegion PLC	22,431	3,114,320
Allison Transmission Holdings, Inc.	81,890	7,595,297
AMETEK, Inc.	45,398	7,765,328
Beacon Roofing Supply, Inc. *	34,639	3,138,293
Boeing Co. *	141,253	24,541,296
Boise Cascade Co.	42,875	5,814,708
Builders FirstSource, Inc. *	35,401	6,159,774
Carlisle Cos., Inc.	19,260	8,162,388
Carrier Global Corp.	285,056	20,746,376
Caterpillar, Inc.	188,876	67,258,744
CNH Industrial NV	553,598	5,724,203
Cummins, Inc.	93,952	29,392,883
SECURITY	NUMBER OF SHARES	VALUE ($)
Curtiss-Wright Corp.	13,957	4,408,458
Deere & Co.	91,716	35,378,530
Donaldson Co., Inc.	50,199	3,650,973
Dover Corp.	54,655	10,167,470
Eaton Corp. PLC	115,620	35,487,247
EMCOR Group, Inc.	23,656	9,298,227
Emerson Electric Co.	238,507	25,136,253
Fastenal Co.	154,745	10,565,989
Fluor Corp. *	94,978	4,755,548
Fortive Corp.	72,458	5,390,875
Fortune Brands Innovations, Inc.	81,534	6,474,615
GE Vernova, Inc. *	35,530	7,141,530
Generac Holdings, Inc. *	22,437	3,512,064
General Dynamics Corp.	125,629	37,608,297
General Electric Co.	169,374	29,576,088
Graco, Inc.	39,224	3,269,320
Honeywell International, Inc.	275,428	57,264,235
Howmet Aerospace, Inc.	111,699	10,796,825
Hubbell, Inc.	13,728	5,490,102
Huntington Ingalls Industries, Inc.	27,932	7,898,332
IDEX Corp.	18,664	3,853,743
Illinois Tool Works, Inc.	95,732	24,237,428
Ingersoll Rand, Inc.	54,385	4,973,508
ITT, Inc.	31,337	4,362,737
Johnson Controls International PLC	341,236	24,859,043
L3Harris Technologies, Inc.	113,276	26,809,031
Lennox International, Inc.	8,441	4,981,794
Lincoln Electric Holdings, Inc.	16,012	3,100,083
Lockheed Martin Corp.	115,784	65,776,890
Masco Corp.	118,079	9,394,365
MasTec, Inc. *	45,243	5,118,341
MDU Resources Group, Inc.	147,811	3,797,265
Middleby Corp. *	21,243	2,987,191
MSC Industrial Direct Co., Inc., Class A	23,187	1,906,899
Mueller Industries, Inc.	70,290	5,110,786
Nordson Corp.	13,024	3,341,437
Northrop Grumman Corp.	67,689	35,415,562
nVent Electric PLC	52,445	3,564,162
Oshkosh Corp.	56,815	6,130,907
Otis Worldwide Corp.	84,438	7,995,434
Owens Corning	57,828	9,757,318
PACCAR, Inc.	220,585	21,215,865
Parker-Hannifin Corp.	32,538	19,529,308
Pentair PLC	64,569	5,726,625
Quanta Services, Inc.	39,671	10,914,682
Regal Rexnord Corp.	29,987	5,032,118
Resideo Technologies, Inc. *	160,409	3,233,845
Rockwell Automation, Inc.	33,347	9,071,384
RTX Corp.	500,446	61,725,010
Rush Enterprises, Inc., Class A	66,851	3,523,048
Sensata Technologies Holding PLC	102,569	3,954,035
Snap-on, Inc.	26,061	7,394,548
Stanley Black & Decker, Inc.	136,289	13,950,542
Textron, Inc.	115,832	10,563,878
Timken Co.	38,389	3,245,022
Toro Co.	37,075	3,433,145
Trane Technologies PLC	40,048	14,483,760
TransDigm Group, Inc.	9,351	12,840,887
UFP Industries, Inc.	46,816	5,696,103
United Rentals, Inc.	28,343	21,009,532
Watsco, Inc.	11,307	5,375,574
WESCO International, Inc.	32,566	5,385,765
Westinghouse Air Brake Technologies Corp.	56,950	9,657,011
WW Grainger, Inc.	12,224	12,039,662
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xylem, Inc.	47,015	6,465,973
		1,132,941,635

Commercial & Professional Services 1.1%
ABM Industries, Inc.	75,751	4,329,170
Automatic Data Processing, Inc.	85,802	23,673,630
Booz Allen Hamilton Holding Corp., Class A	39,075	6,204,328
Broadridge Financial Solutions, Inc.	27,495	5,852,586
CACI International, Inc., Class A *	11,414	5,571,402
Cintas Corp.	17,671	14,227,275
Concentrix Corp.	15,345	1,154,404
Copart, Inc. *	77,089	4,082,633
Equifax, Inc.	20,335	6,245,489
Genpact Ltd.	102,806	4,033,079
Jacobs Solutions, Inc.	63,358	9,559,455
KBR, Inc.	50,336	3,491,305
Leidos Holdings, Inc.	80,935	12,829,007
ManpowerGroup, Inc.	116,549	8,615,302
Maximus, Inc.	25,649	2,366,377
Paychex, Inc.	74,425	9,764,560
Republic Services, Inc.	54,171	11,278,944
Robert Half, Inc.	84,123	5,271,988
Science Applications International Corp.	32,435	4,235,687
SS&C Technologies Holdings, Inc.	84,831	6,369,960
TransUnion	47,239	4,573,208
Verisk Analytics, Inc.	25,744	7,023,478
Waste Management, Inc.	120,703	25,593,864
		186,347,131

Consumer Discretionary Distribution & Retail 4.3%
Academy Sports & Outdoors, Inc.	58,646	3,253,680
Advance Auto Parts, Inc.	104,932	4,754,469
Amazon.com, Inc. *	1,242,721	221,825,698
American Eagle Outfitters, Inc.	115,518	2,377,360
Asbury Automotive Group, Inc. *	17,279	4,244,414
AutoNation, Inc. *	50,417	8,973,218
AutoZone, Inc. *	3,204	10,193,462
Bath & Body Works, Inc.	140,985	4,336,699
Best Buy Co., Inc.	313,426	31,467,970
Big Lots, Inc. *(a)	480,460	262,379
Burlington Stores, Inc. *	19,257	5,165,498
CarMax, Inc. *	141,635	11,975,239
Dick's Sporting Goods, Inc.	36,479	8,644,064
eBay, Inc.	504,503	29,816,127
Foot Locker, Inc.	219,434	6,833,175
Gap, Inc.	316,356	7,095,865
Genuine Parts Co.	65,240	9,346,282
Group 1 Automotive, Inc.	21,805	8,215,252
Home Depot, Inc.	342,058	126,048,373
Kohl's Corp.	569,530	11,043,187
Lithia Motors, Inc.	31,568	9,504,493
LKQ Corp.	210,616	8,759,519
Lowe's Cos., Inc.	270,883	67,314,425
Macy's, Inc.	584,515	9,100,899
Murphy USA, Inc.	14,577	7,574,646
Nordstrom, Inc.	142,623	3,186,198
ODP Corp. *	84,880	2,618,548
O'Reilly Automotive, Inc. *	15,016	16,967,630
Penske Automotive Group, Inc.	22,388	3,808,199
Pool Corp.	9,818	3,452,205
Qurate Retail, Inc. *	6,849,786	4,110,557
Ross Stores, Inc.	87,455	13,171,598
TJX Cos., Inc.	328,618	38,537,033
Tractor Supply Co.	35,374	9,464,314
SECURITY	NUMBER OF SHARES	VALUE ($)
Ulta Beauty, Inc. *	12,504	4,411,911
Williams-Sonoma, Inc.	63,531	8,534,119
		726,388,705

Consumer Durables & Apparel 1.6%
Brunswick Corp.	56,096	4,434,389
Capri Holdings Ltd. *	106,533	3,805,359
Carter's, Inc.	45,113	2,972,947
Deckers Outdoor Corp. *	5,690	5,458,360
DR Horton, Inc.	171,125	32,301,555
Garmin Ltd.	40,659	7,452,388
Hanesbrands, Inc. *	834,733	5,300,555
Hasbro, Inc.	86,012	5,862,578
KB Home	63,103	5,282,352
Leggett & Platt, Inc.	201,965	2,552,838
Lennar Corp., Class A	170,984	31,129,347
Lululemon Athletica, Inc. *	11,196	2,905,026
Meritage Homes Corp.	30,022	5,946,458
Mohawk Industries, Inc. *	79,985	12,408,873
Newell Brands, Inc.	618,115	4,382,435
NIKE, Inc., Class B	376,023	31,330,236
NVR, Inc. *	1,436	13,171,653
Polaris, Inc.	48,316	4,089,949
PulteGroup, Inc.	154,500	20,339,925
PVH Corp.	68,640	6,774,082
Ralph Lauren Corp.	26,839	4,596,447
Skechers USA, Inc., Class A *	61,907	4,239,391
Tapestry, Inc.	149,809	6,137,675
Taylor Morrison Home Corp. *	93,994	6,328,616
Tempur Sealy International, Inc.	64,358	3,374,290
Toll Brothers, Inc.	64,785	9,333,575
TopBuild Corp. *	6,243	2,453,624
Tri Pointe Homes, Inc. *	116,269	5,166,994
VF Corp.	565,950	10,305,949
Whirlpool Corp.	110,939	11,126,072
		270,963,938

Consumer Services 1.4%
Aramark	133,616	4,894,354
Booking Holdings, Inc.	8,535	33,365,278
Caesars Entertainment, Inc. *	74,263	2,795,259
Carnival Corp. *	475,834	7,851,261
Chipotle Mexican Grill, Inc. *	107,652	6,037,124
Darden Restaurants, Inc.	47,696	7,543,122
Domino's Pizza, Inc.	14,338	5,938,943
Expedia Group, Inc. *	34,452	4,791,929
H&R Block, Inc.	54,813	3,470,211
Hilton Worldwide Holdings, Inc.	44,490	9,771,784
Las Vegas Sands Corp.	125,378	4,888,488
Marriott International, Inc., Class A	55,616	13,052,519
Marriott Vacations Worldwide Corp.	29,479	2,181,446
McDonald's Corp.	192,373	55,530,390
MGM Resorts International *	240,885	9,054,867
Penn Entertainment, Inc. *	158,856	2,957,899
Service Corp. International	54,329	4,252,331
Starbucks Corp.	453,280	42,866,690
Travel & Leisure Co.	54,114	2,395,086
Vail Resorts, Inc.	13,303	2,417,155
Yum! Brands, Inc.	98,501	13,289,755
		239,345,891

Consumer Staples Distribution & Retail 3.5%
Albertsons Cos., Inc., Class A	165,650	3,250,053
Andersons, Inc.	33,550	1,710,044
BJ's Wholesale Club Holdings, Inc. *	46,017	3,679,519
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Casey's General Stores, Inc.	23,352	8,460,663
Costco Wholesale Corp.	131,510	117,356,894
Dollar General Corp.	162,791	13,506,769
Dollar Tree, Inc. *	108,191	9,141,058
Kroger Co.	882,110	46,937,073
Performance Food Group Co. *	115,645	8,631,743
SpartanNash Co.	112,416	2,483,270
Sprouts Farmers Market, Inc. *	75,861	7,893,337
Sysco Corp.	221,128	17,241,350
Target Corp.	414,160	63,623,259
U.S. Foods Holding Corp. *	199,997	11,841,822
United Natural Foods, Inc. *	175,194	2,650,685
Walgreens Boots Alliance, Inc.	2,512,684	23,242,327
Walmart, Inc.	3,108,404	240,062,041
		581,711,907

Energy 6.8%
Antero Resources Corp. *	136,177	3,675,417
APA Corp.	208,315	5,934,894
Baker Hughes Co.	682,837	24,015,377
Cheniere Energy, Inc.	47,549	8,808,928
Chesapeake Energy Corp.	41,029	3,056,250
Chevron Corp.	1,256,318	185,872,248
CNX Resources Corp. *	98,612	2,728,594
ConocoPhillips	667,179	75,918,298
Coterra Energy, Inc.	104,484	2,542,096
Delek U.S. Holdings, Inc.	103,450	2,112,449
Devon Energy Corp.	334,855	14,994,807
Diamondback Energy, Inc.	43,998	8,584,450
EOG Resources, Inc.	280,059	36,077,200
EQT Corp.	171,378	5,742,877
Exxon Mobil Corp.	2,825,003	333,180,854
Halliburton Co.	343,740	10,686,877
Hess Corp.	57,070	7,879,084
HF Sinclair Corp.	180,043	8,847,313
Kinder Morgan, Inc.	1,494,793	32,242,685
Marathon Oil Corp.	493,049	14,125,854
Marathon Petroleum Corp.	420,642	74,504,111
Murphy Oil Corp.	95,388	3,556,065
NOV, Inc.	227,206	4,037,451
Occidental Petroleum Corp.	355,305	20,245,279
ONEOK, Inc.	228,500	21,104,260
Ovintiv, Inc.	190,089	8,141,512
PBF Energy, Inc., Class A	144,568	4,923,986
Peabody Energy Corp.	158,130	3,701,823
Phillips 66	469,037	65,810,581
Schlumberger NV	457,615	20,130,484
SM Energy Co.	72,010	3,285,816
Southwestern Energy Co. *	732,049	4,670,473
Targa Resources Corp.	67,727	9,949,096
TechnipFMC PLC	112,029	3,006,858
Valero Energy Corp.	465,812	68,348,595
Williams Cos., Inc.	535,721	24,519,950
World Kinect Corp.	528,587	15,218,020
		1,142,180,912

Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.	43,478	5,198,664
American Tower Corp.	100,112	22,431,095
AvalonBay Communities, Inc.	39,569	8,931,910
Brixmor Property Group, Inc.	145,576	3,987,327
BXP, Inc.	112,071	8,429,981
Camden Property Trust	31,804	3,981,861
Crown Castle, Inc.	151,259	16,944,033
Digital Realty Trust, Inc.	82,137	12,452,791
Equinix, Inc.	15,710	13,107,796
SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Residential	125,517	9,398,713
Essex Property Trust, Inc.	18,631	5,622,649
Extra Space Storage, Inc.	35,410	6,267,570
Gaming & Leisure Properties, Inc.	67,829	3,528,465
Healthpeak Properties, Inc.	289,768	6,456,031
Host Hotels & Resorts, Inc.	366,626	6,489,280
Invitation Homes, Inc.	129,966	4,787,947
Iron Mountain, Inc.	105,887	11,992,762
Kimco Realty Corp.	212,111	4,933,702
Lamar Advertising Co., Class A	31,386	3,947,731
Medical Properties Trust, Inc. (a)	631,547	2,841,961
Mid-America Apartment Communities, Inc.	36,403	5,910,755
Park Hotels & Resorts, Inc.	277,079	4,233,767
Prologis, Inc.	102,983	13,163,287
Public Storage	28,452	9,779,521
Realty Income Corp.	112,415	6,982,096
Regency Centers Corp.	56,108	4,078,490
SBA Communications Corp.	14,798	3,354,115
Simon Property Group, Inc.	108,771	18,202,827
SL Green Realty Corp.	71,773	4,782,953
Sun Communities, Inc.	30,794	4,164,581
UDR, Inc.	89,908	4,001,805
Ventas, Inc.	226,250	14,052,387
VICI Properties, Inc.	118,938	3,982,044
Vornado Realty Trust	210,479	7,234,163
Welltower, Inc.	140,860	16,998,985
Weyerhaeuser Co.	476,682	14,534,034
WP Carey, Inc.	56,231	3,374,985
		300,563,064

Financial Services 8.5%
Affiliated Managers Group, Inc.	34,208	5,946,377
Ally Financial, Inc.	496,437	21,441,114
American Express Co.	235,756	60,978,289
Ameriprise Financial, Inc.	46,040	20,692,218
Annaly Capital Management, Inc.	219,497	4,425,060
Apollo Global Management, Inc.	44,448	5,143,967
Bank of New York Mellon Corp.	622,611	42,474,522
Berkshire Hathaway, Inc., Class B *	831,778	395,859,786
BlackRock, Inc.	47,365	42,714,231
Blackstone, Inc.	126,020	17,940,207
Block, Inc. *	46,459	3,070,011
Bread Financial Holdings, Inc.	179,891	10,464,259
Capital One Financial Corp.	460,940	67,725,914
Carlyle Group, Inc.	107,722	4,322,884
Cboe Global Markets, Inc.	12,770	2,622,958
Charles Schwab Corp. (b)	265,639	17,293,099
CME Group, Inc.	60,715	13,098,654
Corebridge Financial, Inc.	171,548	5,070,959
Corpay, Inc. *	26,943	8,501,864
Discover Financial Services	266,960	37,030,022
Equitable Holdings, Inc.	190,325	8,092,619
Evercore, Inc., Class A	27,651	6,794,957
Fidelity National Information Services, Inc.	258,252	21,292,877
Fiserv, Inc. *	106,167	18,536,758
Franklin Resources, Inc.	325,166	6,581,360
Global Payments, Inc.	115,585	12,831,091
Goldman Sachs Group, Inc.	194,543	99,265,566
Intercontinental Exchange, Inc.	129,216	20,874,845
Invesco Ltd.	447,852	7,653,791
Jack Henry & Associates, Inc.	21,246	3,676,195
Jackson Financial, Inc., Class A	76,038	6,841,139
Janus Henderson Group PLC	124,354	4,676,954
Jefferies Financial Group, Inc.	152,943	9,168,933
KKR & Co., Inc.	154,477	19,119,618
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lazard, Inc., Class A	65,892	3,301,848
LPL Financial Holdings, Inc.	20,861	4,679,957
Mastercard, Inc., Class A	94,822	45,831,265
MGIC Investment Corp.	171,344	4,357,278
Moody's Corp.	26,405	12,878,775
Morgan Stanley	592,923	61,432,752
MSCI, Inc.	8,054	4,676,072
Nasdaq, Inc.	72,524	5,227,530
Navient Corp.	222,213	3,762,066
Northern Trust Corp.	126,151	11,506,233
OneMain Holdings, Inc.	186,967	9,238,039
PayPal Holdings, Inc. *	435,480	31,541,816
Raymond James Financial, Inc.	56,161	6,715,171
Rithm Capital Corp.	377,423	4,506,431
S&P Global, Inc.	47,664	24,463,071
SEI Investments Co.	58,069	3,927,206
SLM Corp.	284,799	6,282,666
Starwood Property Trust, Inc.	179,623	3,743,343
State Street Corp.	186,832	16,273,067
Synchrony Financial	963,447	48,422,846
T. Rowe Price Group, Inc.	178,725	18,951,999
Visa, Inc., Class A	199,456	55,123,655
Voya Financial, Inc.	60,080	4,255,466
Western Union Co.	520,216	6,346,635
		1,429,668,285

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	1,201,923	64,627,400
Archer-Daniels-Midland Co.	616,975	37,629,305
Brown-Forman Corp., Class B	26,931	1,227,784
Bunge Global SA	180,262	18,274,962
Campbell Soup Co.	115,560	5,745,643
Coca-Cola Co.	986,816	71,514,555
Coca-Cola Europacific Partners PLC	65,724	5,290,125
Conagra Brands, Inc.	345,696	10,785,715
Constellation Brands, Inc., Class A	49,116	11,822,712
Darling Ingredients, Inc. *	86,664	3,616,489
Flowers Foods, Inc.	128,077	2,976,509
General Mills, Inc.	293,576	21,222,609
Hershey Co.	34,843	6,726,790
Hormel Foods Corp.	171,652	5,587,273
Ingredion, Inc.	55,948	7,514,376
J.M. Smucker Co.	81,756	9,375,778
Kellanova	144,355	11,636,456
Keurig Dr. Pepper, Inc.	362,803	13,282,218
Kraft Heinz Co.	499,374	17,692,821
Lamb Weston Holdings, Inc.	33,584	2,079,521
McCormick & Co., Inc. - Non Voting Shares	76,378	6,112,531
Molson Coors Beverage Co., Class B	142,198	7,674,426
Mondelez International, Inc., Class A	505,075	36,269,436
Monster Beverage Corp. *	129,608	6,108,425
PepsiCo, Inc.	419,962	72,603,030
Philip Morris International, Inc.	669,213	82,507,271
Post Holdings, Inc. *	31,927	3,696,189
Tyson Foods, Inc., Class A	537,518	34,567,783
		578,168,132

Health Care Equipment & Services 5.9%
Abbott Laboratories	482,287	54,628,648
Align Technology, Inc. *	15,197	3,605,032
Baxter International, Inc.	354,935	13,466,234
Becton Dickinson & Co.	77,945	18,894,647
Boston Scientific Corp. *	182,626	14,936,981
Cardinal Health, Inc.	106,605	12,016,516
Cencora, Inc.	17,786	4,260,992
SECURITY	NUMBER OF SHARES	VALUE ($)
Centene Corp. *	551,791	43,497,685
Chemed Corp.	3,745	2,195,207
Cigna Group	247,912	89,697,041
Community Health Systems, Inc. *	541,781	2,952,706
Cooper Cos., Inc. *	40,462	4,278,047
CVS Health Corp.	1,935,895	110,810,630
DaVita, Inc. *	68,824	10,386,918
DENTSPLY SIRONA, Inc.	114,860	2,904,809
Edwards Lifesciences Corp. *	89,986	6,295,421
Elevance Health, Inc.	151,787	84,528,662
Encompass Health Corp.	43,359	4,034,555
GE HealthCare Technologies, Inc.	132,284	11,220,329
HCA Healthcare, Inc.	105,346	41,673,824
Henry Schein, Inc. *	99,998	7,054,859
Hologic, Inc. *	88,605	7,198,270
Humana, Inc.	104,269	36,960,232
IDEXX Laboratories, Inc. *	8,335	4,011,886
Intuitive Surgical, Inc. *	28,987	14,279,866
Labcorp Holdings, Inc.	64,016	14,716,638
McKesson Corp.	30,930	17,354,204
Medtronic PLC	499,724	44,265,552
Molina Healthcare, Inc. *	23,783	8,319,056
Quest Diagnostics, Inc.	77,621	12,184,168
ResMed, Inc.	25,246	6,185,775
Solventum Corp. *	95,773	6,140,007
STERIS PLC	21,436	5,168,220
Stryker Corp.	57,191	20,612,780
Teleflex, Inc.	15,063	3,692,996
Tenet Healthcare Corp. *	83,544	13,854,937
UnitedHealth Group, Inc.	348,529	205,701,816
Universal Health Services, Inc., Class B	74,351	17,693,307
Zimmer Biomet Holdings, Inc.	69,999	8,082,085
		989,761,538

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	66,341	6,758,821
Clorox Co.	38,995	6,173,298
Colgate-Palmolive Co.	250,522	26,680,593
Estee Lauder Cos., Inc., Class A	72,738	6,667,165
Kenvue, Inc.	200,068	4,391,493
Kimberly-Clark Corp.	131,228	18,983,442
Procter & Gamble Co.	795,964	136,539,665
		206,194,477

Insurance 3.6%
Aflac, Inc.	342,168	37,761,660
Allstate Corp.	256,965	48,550,967
American Financial Group, Inc.	55,690	7,441,298
American International Group, Inc.	636,657	49,054,422
Aon PLC, Class A	58,988	20,275,355
Arch Capital Group Ltd. *	68,899	7,791,788
Arthur J Gallagher & Co.	29,311	8,575,519
Assurant, Inc.	24,085	4,729,090
Brown & Brown, Inc.	40,649	4,273,429
Chubb Ltd.	165,048	46,903,341
Cincinnati Financial Corp.	86,555	11,860,632
CNO Financial Group, Inc.	184,081	6,428,109
Everest Group Ltd.	11,310	4,436,234
Fidelity National Financial, Inc.	185,663	10,946,690
First American Financial Corp.	109,328	6,975,126
Genworth Financial, Inc., Class A *	761,981	5,318,627
Globe Life, Inc.	50,254	5,279,183
Hanover Insurance Group, Inc.	27,998	4,115,426
Hartford Financial Services Group, Inc.	220,179	25,562,782
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lincoln National Corp.	300,879	9,658,216
Loews Corp.	105,876	8,675,479
Markel Group, Inc. *	4,782	7,654,452
Marsh & McLennan Cos., Inc.	107,527	24,463,468
MetLife, Inc.	559,020	43,312,870
Old Republic International Corp.	225,256	8,079,933
Primerica, Inc.	15,210	4,003,728
Principal Financial Group, Inc.	167,664	13,651,203
Progressive Corp.	169,270	42,689,894
Prudential Financial, Inc.	327,215	39,645,369
Reinsurance Group of America, Inc.	32,581	7,192,582
Travelers Cos., Inc.	210,202	47,940,770
Unum Group	147,599	8,190,269
W.R. Berkley Corp.	102,580	6,124,026
Willis Towers Watson PLC	38,445	11,230,169
		598,792,106

Materials 3.6%
Air Products & Chemicals, Inc.	67,315	18,770,788
Albemarle Corp.	36,512	3,295,208
Alcoa Corp.	238,425	7,653,442
Amcor PLC	249,948	2,859,405
AptarGroup, Inc.	24,223	3,710,721
Arch Resources, Inc.	15,398	2,100,749
Avery Dennison Corp.	31,393	6,964,537
Axalta Coating Systems Ltd. *	105,848	3,863,452
Ball Corp.	161,519	10,306,527
Berry Global Group, Inc.	104,613	7,203,651
Celanese Corp.	78,118	10,202,211
CF Industries Holdings, Inc.	125,062	10,391,402
Chemours Co.	169,183	3,288,918
Cleveland-Cliffs, Inc. *	382,596	4,996,704
Commercial Metals Co.	90,437	4,846,519
Corteva, Inc.	252,613	14,474,725
Crown Holdings, Inc.	70,662	6,388,551
Dow, Inc.	640,968	34,343,065
DuPont de Nemours, Inc.	364,392	30,700,026
Eagle Materials, Inc.	14,568	3,754,902
Eastman Chemical Co.	131,109	13,421,628
Ecolab, Inc.	60,529	15,324,732
FMC Corp.	75,091	4,849,377
Freeport-McMoRan, Inc.	530,100	23,472,828
Graphic Packaging Holding Co.	186,493	5,581,735
Huntsman Corp.	260,967	5,754,322
International Flavors & Fragrances, Inc.	95,483	9,929,277
International Paper Co.	526,857	25,510,416
Linde PLC	123,854	59,233,175
Louisiana-Pacific Corp.	59,706	5,794,467
LyondellBasell Industries NV, Class A	271,248	26,772,178
Martin Marietta Materials, Inc.	13,080	6,986,813
Mosaic Co.	352,061	10,058,383
Newmont Corp.	599,720	32,019,051
Nucor Corp.	206,082	31,305,917
O-I Glass, Inc. *	217,479	2,759,809
Olin Corp.	112,891	4,929,950
Packaging Corp. of America	54,390	11,396,881
PPG Industries, Inc.	107,919	14,000,332
Reliance, Inc.	46,395	13,299,127
RPM International, Inc.	48,754	5,667,653
Sealed Air Corp.	121,199	4,235,905
Sherwin-Williams Co.	38,968	14,393,610
Smurfit WestRock PLC	396,588	18,806,203
Sonoco Products Co.	80,183	4,535,952
Steel Dynamics, Inc.	133,161	15,914,071
U.S. Steel Corp.	345,630	13,102,833
Vulcan Materials Co.	28,555	7,001,972
SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	19,396	2,820,954
		598,995,054

Media & Entertainment 6.4%
Alphabet, Inc., Class A	1,293,417	211,318,470
Alphabet, Inc., Class C	1,118,492	184,674,214
Charter Communications, Inc., Class A *	155,705	54,113,716
Comcast Corp., Class A	3,135,111	124,056,342
Electronic Arts, Inc.	93,790	14,239,198
Fox Corp., Class A	361,715	14,964,150
Interpublic Group of Cos., Inc.	206,894	6,746,813
Liberty Media Corp.-Liberty SiriusXM, Class C *	356,037	8,484,362
Meta Platforms, Inc., Class A	575,982	300,265,176
Netflix, Inc. *	35,311	24,765,370
News Corp., Class A	254,813	7,218,852
Nexstar Media Group, Inc.	31,543	5,390,068
Omnicom Group, Inc.	132,294	13,286,286
Paramount Global, Class B	1,508,039	15,789,168
Take-Two Interactive Software, Inc. *	26,570	4,296,635
TEGNA, Inc.	216,890	3,010,433
Walt Disney Co.	682,832	61,714,356
Warner Bros Discovery, Inc. *	1,260,883	9,885,323
		1,064,218,932

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie, Inc.	509,286	99,977,935
Agilent Technologies, Inc.	70,968	10,142,747
Amgen, Inc.	239,583	79,979,993
Avantor, Inc. *	166,853	4,311,482
Biogen, Inc. *	86,455	17,702,526
Bristol-Myers Squibb Co.	1,194,012	59,640,899
Catalent, Inc. *	63,790	3,888,638
Charles River Laboratories International, Inc. *	8,951	1,770,060
Danaher Corp.	102,555	27,619,087
Eli Lilly & Co.	46,721	44,853,094
Gilead Sciences, Inc.	690,388	54,540,652
GRAIL, Inc. *	5,612	79,185
ICON PLC *	9,318	3,000,955
Illumina, Inc. *	33,789	4,439,875
IQVIA Holdings, Inc. *	56,922	14,318,729
Jazz Pharmaceuticals PLC *	18,357	2,129,045
Johnson & Johnson	998,662	165,638,079
Merck & Co., Inc.	725,183	85,897,926
Mettler-Toledo International, Inc. *	4,181	6,016,793
Moderna, Inc. *	91,516	7,083,338
Organon & Co.	529,362	11,831,241
Perrigo Co. PLC	108,635	3,161,279
Pfizer, Inc.	4,197,537	121,770,548
Regeneron Pharmaceuticals, Inc. *	22,437	26,580,890
Revvity, Inc.	39,876	4,886,405
Thermo Fisher Scientific, Inc.	78,165	48,076,947
Vertex Pharmaceuticals, Inc. *	26,187	12,985,871
Viatris, Inc.	1,338,053	16,163,680
Waters Corp. *	18,671	6,466,701
West Pharmaceutical Services, Inc.	8,941	2,804,166
Zoetis, Inc.	70,250	12,890,173
		960,648,939

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	411,172	2,010,631
CBRE Group, Inc., Class A *	173,774	20,008,338
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jones Lang LaSalle, Inc. *	58,599	14,956,223
		36,975,192

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc. *	102,648	15,249,387
Analog Devices, Inc.	99,270	23,312,567
Applied Materials, Inc.	225,706	44,522,766
Broadcom, Inc.	681,694	110,993,417
First Solar, Inc. *	13,294	3,022,657
Intel Corp.	5,054,749	111,406,668
KLA Corp.	21,583	17,685,758
Lam Research Corp.	34,267	28,133,550
Marvell Technology, Inc.	82,110	6,260,066
Microchip Technology, Inc.	114,992	9,447,743
Micron Technology, Inc.	667,072	64,199,009
MKS Instruments, Inc.	27,375	3,263,921
NVIDIA Corp.	527,976	63,024,495
NXP Semiconductors NV	55,313	14,180,041
ON Semiconductor Corp. *	88,613	6,900,294
Qorvo, Inc. *	76,240	8,835,454
QUALCOMM, Inc.	463,167	81,193,175
Skyworks Solutions, Inc.	80,645	8,837,885
Teradyne, Inc.	60,003	8,204,210
Texas Instruments, Inc.	288,686	61,876,957
		690,550,020

Software & Services 4.9%
Accenture PLC, Class A	160,576	54,908,963
Adobe, Inc. *	61,255	35,185,485
Akamai Technologies, Inc. *	58,519	5,959,575
Amdocs Ltd.	74,187	6,452,043
ANSYS, Inc. *	9,553	3,070,525
ASGN, Inc. *	35,401	3,404,160
Autodesk, Inc. *	19,118	4,940,091
Cadence Design Systems, Inc. *	18,413	4,951,808
Check Point Software Technologies Ltd. *	25,047	4,821,548
Cognizant Technology Solutions Corp., Class A	393,074	30,569,365
Dropbox, Inc., Class A *	68,652	1,725,911
DXC Technology Co. *	387,619	8,012,085
EPAM Systems, Inc. *	12,522	2,513,917
Fortinet, Inc. *	59,752	4,583,576
Gartner, Inc. *	10,782	5,304,313
Gen Digital, Inc.	242,137	6,406,945
GoDaddy, Inc., Class A *	27,706	4,638,261
International Business Machines Corp.	475,462	96,105,134
Intuit, Inc.	26,842	16,917,439
Kyndryl Holdings, Inc. *	345,591	8,187,051
Microsoft Corp.	974,349	406,439,942
Oracle Corp.	474,990	67,111,337
Palo Alto Networks, Inc. *	15,203	5,514,432
Roper Technologies, Inc.	15,714	8,711,999
Salesforce, Inc.	76,374	19,314,985
ServiceNow, Inc. *	2,760	2,359,800
Synopsys, Inc. *	9,756	5,069,022
VeriSign, Inc. *	10,062	1,850,402
		825,030,114

Technology Hardware & Equipment 7.1%
Amphenol Corp., Class A	224,505	15,142,862
Apple, Inc.	3,320,850	760,474,650
Arista Networks, Inc. *	16,669	5,890,491
Arrow Electronics, Inc. *	109,664	14,813,413
SECURITY	NUMBER OF SHARES	VALUE ($)
Avnet, Inc.	239,060	13,191,331
CDW Corp.	42,504	9,590,603
Ciena Corp. *	77,946	4,493,587
Cisco Systems, Inc.	2,423,538	122,485,611
Coherent Corp. *	14,918	1,162,858
Corning, Inc.	531,715	22,252,273
Dell Technologies, Inc., Class C	13,162	1,520,737
F5, Inc. *	24,217	4,919,684
Flex Ltd. *	296,580	9,635,884
Hewlett Packard Enterprise Co.	1,742,741	33,756,893
HP, Inc.	986,225	35,681,621
Insight Enterprises, Inc. *	19,564	4,246,758
Jabil, Inc.	77,659	8,486,576
Juniper Networks, Inc.	233,875	9,093,060
Keysight Technologies, Inc. *	36,303	5,595,018
Motorola Solutions, Inc.	24,273	10,729,637
NetApp, Inc.	113,632	13,717,655
Sanmina Corp. *	79,161	5,492,190
Seagate Technology Holdings PLC	162,560	16,182,848
TD SYNNEX Corp.	37,003	4,492,904
TE Connectivity Ltd.	122,560	18,825,216
Teledyne Technologies, Inc. *	9,053	3,918,138
Trimble, Inc. *	75,025	4,253,167
Vishay Intertechnology, Inc.	85,414	1,721,092
Western Digital Corp. *	349,304	22,910,849
Xerox Holdings Corp.	332,811	3,770,749
Zebra Technologies Corp., Class A *	17,077	5,898,054
		1,194,346,409

Telecommunication Services 3.4%
AT&T, Inc.	10,405,077	207,061,032
Frontier Communications Parent, Inc. *	179,290	5,163,552
Liberty Global Ltd., Class C *	810,822	15,948,869
Liberty Latin America Ltd., Class C *	253,235	2,398,135
Lumen Technologies, Inc. *	15,553,351	81,655,093
Telephone & Data Systems, Inc.	317,433	7,497,768
T-Mobile U.S., Inc.	191,212	37,997,649
Verizon Communications, Inc.	4,919,935	205,554,884
		563,276,982

Transportation 2.0%
Alaska Air Group, Inc. *	23,838	860,790
American Airlines Group, Inc. *	60,195	639,271
Avis Budget Group, Inc.	39,352	3,226,471
CH Robinson Worldwide, Inc.	121,344	12,560,317
CSX Corp.	1,037,698	35,561,910
Delta Air Lines, Inc.	79,680	3,385,603
Expeditors International of Washington, Inc.	27,838	3,435,488
FedEx Corp.	186,085	55,596,615
GXO Logistics, Inc. *	56,223	2,813,961
Hertz Global Holdings, Inc. *	309,331	940,366
Hub Group, Inc., Class A	69,673	3,283,689
JB Hunt Transport Services, Inc.	40,684	7,046,469
Knight-Swift Transportation Holdings, Inc.	123,859	6,487,734
Landstar System, Inc.	22,383	4,086,241
Matson, Inc.	9,141	1,264,200
Norfolk Southern Corp.	133,890	34,297,262
Old Dominion Freight Line, Inc.	40,831	7,872,217
Ryder System, Inc.	77,111	11,199,602
Southwest Airlines Co.	128,380	3,712,750
Uber Technologies, Inc. *	87,654	6,410,137
U-Haul Holding Co., Non Voting Shares	48,207	3,294,948
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Union Pacific Corp.	262,612	67,252,307
United Parcel Service, Inc., Class B	322,744	41,488,741
Werner Enterprises, Inc.	79,110	2,923,906
ZIM Integrated Shipping Services Ltd. (a)	381,386	6,967,922
		326,608,917

Utilities 3.5%
AES Corp.	584,015	10,004,177
Alliant Energy Corp.	119,657	6,972,413
Ameren Corp.	132,969	10,971,272
American Electric Power Co., Inc.	294,208	29,503,178
American Water Works Co., Inc.	53,060	7,593,947
Atmos Energy Corp.	47,479	6,207,404
CenterPoint Energy, Inc.	342,775	9,357,758
CMS Energy Corp.	152,127	10,323,338
Consolidated Edison, Inc.	211,107	21,440,027
Constellation Energy Corp.	85,219	16,762,577
Dominion Energy, Inc.	544,532	30,439,339
DTE Energy Co.	109,884	13,737,698
Duke Energy Corp.	478,732	54,551,511
Edison International	205,625	17,895,544
Entergy Corp.	141,443	17,070,756
Essential Utilities, Inc.	49,544	1,931,721
Evergy, Inc.	196,794	11,638,397
Eversource Energy	214,734	14,500,987
Exelon Corp.	735,323	28,008,453
FirstEnergy Corp.	379,112	16,650,599
National Fuel Gas Co.	55,430	3,312,497
NextEra Energy, Inc.	567,655	45,701,904
NiSource, Inc.	222,445	7,354,032
NRG Energy, Inc.	216,957	18,443,515
OGE Energy Corp.	125,992	4,984,244
PG&E Corp.	232,311	4,576,527
Pinnacle West Capital Corp.	82,562	7,225,826
Portland General Electric Co.	66,681	3,208,023
PPL Corp.	585,409	18,680,401
Public Service Enterprise Group, Inc.	224,278	18,110,448
Sempra	244,653	20,105,584
Southern Co.	530,006	45,792,518
UGI Corp.	314,006	7,821,889
Vistra Corp.	232,103	19,828,559
SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	145,994	13,581,822
Xcel Energy, Inc.	297,264	18,201,475
		592,490,360
Total Common Stocks (Cost $12,972,714,593)		16,727,886,161

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (c)	6,604,331	6,604,331
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (c)(d)	9,013,145	9,013,145
		15,617,476
Total Short-Term Investments (Cost $15,617,476)		15,617,476
Total Investments in Securities (Cost $12,988,332,069)		16,743,503,637

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/20/24	136	38,494,800	927,293

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,530,061.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value at August 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/24	BALANCE OF SHARES HELD AT 8/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$15,600,142	$3,241,147	($1,101,282 )	($128,529 )	($318,379 )	$17,293,099	265,639	$132,438

Transportation 0.0%
Daseke, Inc.	—	2,707,756	(2,724,143)	16,387	—	—	—	—
Total	$15,600,142	$5,948,903	($3,825,425 )	($112,142 )	($318,379 )	$17,293,099		$132,438
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$16,727,886,161	$—	$—	$16,727,886,161
Short-Term Investments[1]	15,617,476	—	—	15,617,476
Futures Contracts[2]	927,293	—	—	927,293
Total	$16,744,430,930	$—	$—	$16,744,430,930

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Assets and Liabilities

As of August 31, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $15,816,482)		$17,293,099
Investments in securities, at value - unaffiliated issuers (cost $12,972,515,587) including securities on loan of $8,530,061		16,726,210,538
Deposit with broker for futures contracts		1,973,400
Receivables:
Dividends		31,507,299
Fund shares sold		7,087,251
Variation margin on future contracts		323,875
Income from securities on loan		54,761
Foreign tax reclaims	+	54,144
Total assets		16,784,504,367

Liabilities
Collateral held for securities on loan		9,013,145
Payables:
Investments bought		6,941,827
Management fees	+	3,645,177
Total liabilities		19,600,149
Net assets		$16,764,904,218

Net Assets by Source
Capital received from investors		$13,347,701,218
Total distributable earnings	+	3,417,203,000
Net assets		$16,764,904,218

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding[1]	=	NAV[1]
$16,764,904,218		709,650,000		$23.62

[1]
Net Asset Value and Shares Outstanding have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Operations

For the period March 1, 2024 through August 31, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $152,497)		$163,101,024
Dividends received from securities - affiliated issuers		132,438
Other Interest		37,695
Securities on loan, net	+	187,854
Total investment income		163,459,011

Expenses
Management fees		19,607,926
Total expenses	–	19,607,926
Net investment income		143,851,085

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(154,108)
Net realized losses on sales of securities - unaffiliated issuers		(90,903,731)
Net realized gains on sales of in-kind redemptions - affiliated issuers		41,966
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		328,712,434
Net realized gains on futures contracts	+	2,049,405
Net realized gains		239,745,966
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(318,379)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,198,342,089
Net change in unrealized appreciation (depreciation) on futures contracts	+	491,080
Net change in unrealized appreciation (depreciation)	+	1,198,514,790
Net realized and unrealized gains		1,438,260,756
Increase in net assets resulting from operations		$1,582,111,841
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/24-8/31/24		3/1/23-2/29/24
Net investment income		$143,851,085	$242,156,848
Net realized gains		239,745,966	173,018,677
Net change in unrealized appreciation (depreciation)	+	1,198,514,790	1,881,532,599
Increase in net assets resulting from operations		$1,582,111,841	$2,296,708,124

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($137,284,700 )	($228,247,615 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		64,650,000	$1,438,107,259	136,950,000	$2,651,107,570
Shares redeemed	+	(28,500,000)	(626,242,790)	(30,150,000)	(584,267,432)
Net transactions in fund shares		36,150,000	$811,864,469	106,800,000	$2,066,840,138

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		673,500,000	$14,508,212,608	566,700,000	$10,372,911,961
Total increase	+	36,150,000	2,256,691,610	106,800,000	4,135,300,647
End of period		709,650,000	$16,764,904,218	673,500,000	$14,508,212,608

[1]
For the period ended August 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 11 for additional information).

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 8/31/24*,1	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]	3/1/19– 2/29/20[1]
Per-Share Data
Net asset value at beginning of period	$27.64	$25.59	$26.51	$24.38	$17.37	$19.04
Income (loss) from investment operations:
Net investment income (loss)[2]	0.25	0.37	0.38	0.33	0.25	0.28
Net realized and unrealized gains (losses)	1.75	2.06	(0.98)	2.12	7.04	(1.67)
Total from investment operations	2.00	2.43	(0.60)	2.45	7.29	(1.39)
Less distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.32)	(0.32)	(0.28)	(0.28)
Net asset value at end of period	$29.45	$27.64	$25.59	$26.51	$24.38	$17.37
Total return	7.32%[3]	9.66%	(2.13%)	10.06%	42.73%	(7.46%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[4]	0.25%	0.25%[5]	0.25%	0.25%	0.25%
Net investment income (loss)	1.74%[4]	1.48%	1.54%	1.21%	1.40%	1.43%
Portfolio turnover rate[6]	15%[3]	21%	24%	25%	24%	26%
Net assets, end of period (x 1,000,000)	$8,942	$7,958	$6,433	$4,843	$4,086	$3,425

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	1,240,184	7,974,383
Cooper-Standard Holdings, Inc. *	332,747	5,140,941
Dorman Products, Inc. *	91,713	10,402,089
Fox Factory Holding Corp. *	105,555	4,272,866
Gentherm, Inc. *	148,605	7,510,497
LCI Industries	140,338	16,537,430
Modine Manufacturing Co. *	137,288	16,687,356
Patrick Industries, Inc.	125,592	16,228,998
Phinia, Inc.	305,012	14,628,376
Standard Motor Products, Inc.	135,423	4,375,517
Stoneridge, Inc. *	155,953	2,236,366
Visteon Corp. *	85,348	8,639,778
Winnebago Industries, Inc.	227,358	13,564,178
		128,198,775

Banks 9.2%
1st Source Corp.	44,962	2,762,690
Ameris Bancorp	180,598	11,130,255
Associated Banc-Corp.	760,625	17,403,100
Atlantic Union Bankshares Corp.	106,082	4,209,334
Axos Financial, Inc. *	134,758	9,356,248
BancFirst Corp.	25,354	2,697,666
Bancorp, Inc. *	11,628	609,307
Bank of Hawaii Corp.	172,620	11,456,789
Bank of NT Butterfield & Son Ltd.	175,350	6,707,138
Bank OZK	372,278	16,138,251
BankUnited, Inc.	694,810	26,701,548
Banner Corp.	160,540	9,563,368
Berkshire Hills Bancorp, Inc.	27,435	755,560
BOK Financial Corp.	95,626	10,035,949
Brookline Bancorp, Inc.	261,258	2,672,669
Cadence Bank	549,172	17,727,272
Capitol Federal Financial, Inc.	642,317	3,860,325
Cathay General Bancorp	301,251	13,252,032
Central Pacific Financial Corp.	132,056	3,632,861
City Holding Co.	33,939	4,029,917
Columbia Banking System, Inc.	672,100	16,923,478
Commerce Bancshares, Inc.	280,302	17,928,116
Community Financial System, Inc.	156,165	9,551,051
ConnectOne Bancorp, Inc.	111,119	2,777,975
Cullen/Frost Bankers, Inc.	147,268	16,527,888
Customers Bancorp, Inc. *	112,161	5,812,183
CVB Financial Corp.	458,130	8,438,755
Eagle Bancorp, Inc.	166,760	3,630,365
Eastern Bankshares, Inc.	333,859	5,665,587
Enterprise Financial Services Corp.	95,004	5,026,662
FB Financial Corp.	13,927	671,560
First BanCorp	372,957	7,973,821
First Bancorp/Southern Pines NC	97,955	4,161,128
First Busey Corp.	211,247	5,714,231
First Commonwealth Financial Corp.	341,929	5,888,017
First Financial Bancorp	370,136	9,797,500
First Financial Bankshares, Inc.	202,625	7,409,996
First Hawaiian, Inc.	698,020	16,982,827
First Interstate BancSystem, Inc., Class A	301,873	9,373,157
First Merchants Corp.	197,123	7,687,797
FNB Corp.	1,295,412	19,405,272
Fulton Financial Corp.	638,660	12,358,071
Glacier Bancorp, Inc.	290,517	13,741,454
SECURITY	NUMBER OF SHARES	VALUE ($)
Hancock Whitney Corp.	330,440	17,754,541
Hanmi Financial Corp.	123,402	2,444,594
Heartland Financial USA, Inc.	154,671	8,624,455
Heritage Financial Corp.	113,329	2,588,434
Hilltop Holdings, Inc.	311,507	10,233,005
Home BancShares, Inc.	218,948	6,095,512
HomeStreet, Inc.	326,688	5,227,008
Hope Bancorp, Inc.	805,497	10,302,307
Independent Bank Corp.	116,234	7,358,775
Independent Bank Group, Inc.	133,973	7,799,908
International Bancshares Corp.	149,961	9,474,536
Kearny Financial Corp.	289,983	1,974,784
Lakeland Financial Corp.	54,110	3,687,597
Midland States Bancorp, Inc.	19,284	439,097
National Bank Holdings Corp., Class A	15,289	669,811
NBT Bancorp, Inc.	141,257	6,915,943
Nicolet Bankshares, Inc.	5,841	574,170
Northwest Bancshares, Inc.	522,017	7,229,935
NU Holdings Ltd., Class A *	75,139	1,124,831
OceanFirst Financial Corp.	168,717	3,014,973
OFG Bancorp	112,266	5,163,113
Old National Bancorp	708,713	14,067,953
Pacific Premier Bancorp, Inc.	350,333	9,003,558
Park National Corp.	42,045	7,391,091
Pathward Financial, Inc.	83,017	5,713,230
Peoples Bancorp, Inc.	16,975	543,200
Pinnacle Financial Partners, Inc.	181,178	18,039,893
Preferred Bank	7,147	592,129
Premier Financial Corp.	115,017	2,882,326
Prosperity Bancshares, Inc.	258,815	19,043,608
Provident Financial Services, Inc.	471,287	8,987,443
Renasant Corp.	57,836	2,024,260
S&T Bancorp, Inc.	145,619	6,257,248
Sandy Spring Bancorp, Inc.	256,456	8,027,073
Seacoast Banking Corp. of Florida	58,893	1,611,312
ServisFirst Bancshares, Inc.	20,373	1,651,435
Simmons First National Corp., Class A	607,353	13,009,501
Southside Bancshares, Inc.	95,957	3,284,608
SouthState Corp.	48,127	4,672,650
Texas Capital Bancshares, Inc. *	152,770	10,269,199
Tompkins Financial Corp.	41,161	2,524,816
Towne Bank	225,841	7,825,391
TriCo Bancshares	65,965	2,998,769
Trustmark Corp.	286,804	9,553,441
UMB Financial Corp.	135,298	14,015,520
United Bankshares, Inc.	421,958	16,401,507
United Community Banks, Inc.	280,649	8,551,375
Valley National Bancorp	1,717,412	14,907,136
Veritex Holdings, Inc.	197,553	4,976,360
WaFd, Inc.	409,830	15,028,466
Washington Trust Bancorp, Inc.	77,131	2,529,897
Webster Financial Corp.	371,241	17,607,961
WesBanco, Inc.	280,372	9,030,782
Westamerica BanCorp	51,874	2,686,554
Western Alliance Bancorp	294,649	24,066,930
Wintrust Financial Corp.	162,577	17,688,378
WSFS Financial Corp.	151,962	8,318,400
		822,629,899

Capital Goods 11.6%
AAON, Inc.	62,811	5,999,079
AAR Corp. *	164,391	10,813,640
Advanced Drainage Systems, Inc.	77,449	12,140,905
Alamo Group, Inc.	32,546	6,034,028
Albany International Corp., Class A	99,031	9,324,759
Ameresco, Inc., Class A *	20,797	633,269
American Woodmark Corp. *	130,459	11,690,431
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
API Group Corp. *	349,072	12,409,510
Apogee Enterprises, Inc.	161,908	10,812,216
Applied Industrial Technologies, Inc.	95,706	19,631,215
Arcosa, Inc.	168,083	15,377,914
Argan, Inc.	53,269	4,224,764
Armstrong World Industries, Inc.	148,255	18,792,804
Astec Industries, Inc.	129,003	4,364,171
Atkore, Inc.	102,300	9,547,659
AZEK Co., Inc. *	155,621	6,634,123
AZZ, Inc.	126,989	10,561,675
Barnes Group, Inc.	330,825	13,246,233
BlueLinx Holdings, Inc. *	50,677	5,100,133
BWX Technologies, Inc.	195,937	20,181,511
Chart Industries, Inc. *	13,471	1,648,850
Columbus McKinnon Corp.	117,530	4,020,701
Comfort Systems USA, Inc.	55,933	19,773,434
Construction Partners, Inc., Class A *	83,307	5,496,596
Core & Main, Inc., Class A *	204,486	9,821,463
Crane Co.	116,593	18,465,999
CSW Industrials, Inc.	18,913	6,385,596
DNOW, Inc. *	968,921	12,615,351
Douglas Dynamics, Inc.	80,026	2,227,924
Ducommun, Inc. *	47,768	3,108,741
DXP Enterprises, Inc. *	81,476	4,481,180
Dycom Industries, Inc. *	137,323	24,163,355
Enerpac Tool Group Corp.	114,426	4,718,928
EnerSys	179,002	18,138,273
Enpro, Inc.	52,763	8,485,873
Esab Corp.	125,997	13,225,905
ESCO Technologies, Inc.	57,692	6,917,848
Federal Signal Corp.	120,976	11,431,022
Flowserve Corp.	472,045	23,545,605
Franklin Electric Co., Inc.	107,337	11,148,021
FTAI Aviation Ltd.	167,203	21,370,215
Gates Industrial Corp. PLC *	671,107	12,187,303
GATX Corp.	141,311	19,938,982
Gibraltar Industries, Inc. *	107,294	7,475,173
Global Industrial Co.	10,846	363,341
GMS, Inc. *	194,673	16,895,670
GrafTech International Ltd. *	4,180,885	2,867,251
Granite Construction, Inc.	262,284	19,713,265
Great Lakes Dredge & Dock Corp. *	347,605	3,458,670
Greenbrier Cos., Inc.	297,379	14,408,013
Griffon Corp.	126,455	8,370,056
H&E Equipment Services, Inc.	177,385	8,541,088
Hayward Holdings, Inc. *	190,319	2,824,334
HEICO Corp.	85,319	21,889,443
Helios Technologies, Inc.	48,660	2,150,285
Herc Holdings, Inc.	110,749	16,210,331
Hexcel Corp.	248,237	15,710,920
Hillenbrand, Inc.	270,984	8,931,633
Hillman Solutions Corp. *	613,604	6,105,360
Hyster-Yale, Inc.	6,627	417,236
Insteel Industries, Inc.	23,285	801,004
JELD-WEN Holding, Inc. *	1,021,025	14,539,396
John Bean Technologies Corp.	88,019	7,907,627
Kadant, Inc.	19,816	6,363,512
Kennametal, Inc.	566,345	14,651,345
Kratos Defense & Security Solutions, Inc. *	216,697	4,971,029
Leonardo DRS, Inc. *	105,585	3,013,396
Lindsay Corp.	29,037	3,602,040
Manitowoc Co., Inc. *	282,877	2,854,229
Masterbrand, Inc. *	462,383	7,416,623
McGrath RentCorp (a)	67,372	7,286,282
Mercury Systems, Inc. *	157,641	5,974,594
Moog, Inc., Class A	101,077	19,952,600
MRC Global, Inc. *	506,411	6,664,369
SECURITY	NUMBER OF SHARES	VALUE ($)
MSC Industrial Direct Co., Inc., Class A	61,920	5,092,301
Mueller Water Products, Inc., Class A	497,598	10,683,429
MYR Group, Inc. *	60,387	6,087,010
National Presto Industries, Inc.	28,419	2,224,923
Primoris Services Corp.	70,233	3,963,951
Proto Labs, Inc. *	103,955	3,178,944
Quanex Building Products Corp.	200,119	5,529,288
RBC Bearings, Inc. *	26,023	7,750,951
REV Group, Inc.	276,428	8,801,467
Shyft Group, Inc.	221,722	3,146,235
Simpson Manufacturing Co., Inc.	84,210	15,415,483
SiteOne Landscape Supply, Inc. *	90,475	12,834,783
Spirit AeroSystems Holdings, Inc., Class A *	615,486	21,671,262
SPX Technologies, Inc. *	60,204	9,821,681
Standex International Corp.	31,851	5,690,181
Sterling Infrastructure, Inc. *	57,288	6,847,635
Stratasys Ltd. *	177,359	1,218,456
Sunrun, Inc. *	113,776	2,334,684
Tennant Co.	62,299	6,084,743
Terex Corp.	307,625	17,463,871
Thermon Group Holdings, Inc. *	16,631	522,712
Titan International, Inc. *	47,523	395,867
Titan Machinery, Inc. *	128,018	1,934,352
TPI Composites, Inc. *(a)	626,639	2,713,347
Trex Co., Inc. *	143,113	9,122,023
Trinity Industries, Inc.	523,329	17,275,090
Tutor Perini Corp. *	1,063,490	25,491,855
Valmont Industries, Inc.	68,763	19,649,715
Vertiv Holdings Co.	194,093	16,115,542
Wabash National Corp.	349,691	6,804,987
Watts Water Technologies, Inc., Class A	57,751	11,359,622
WillScot Holdings Corp. *	224,459	8,650,650
Woodward, Inc.	132,920	22,151,118
Zurn Elkay Water Solutions Corp.	155,159	5,031,806
		1,036,227,283

Commercial & Professional Services 6.1%
ACCO Brands Corp.	1,084,246	5,941,668
Alight, Inc., Class A *	626,473	4,673,489
Barrett Business Services, Inc.	87,865	3,207,951
Brady Corp., Class A	45,723	3,385,331
BrightView Holdings, Inc. *	479,407	7,656,130
Brink's Co.	144,369	16,014,853
Casella Waste Systems, Inc., Class A *	47,989	5,176,093
CBIZ, Inc. *	98,089	7,219,350
Cimpress PLC *	69,141	6,836,662
Clarivate PLC *	523,661	3,592,314
Clean Harbors, Inc. *	100,003	24,590,738
Concentrix Corp.	158,018	11,887,694
Conduent, Inc. *	1,619,310	6,185,764
CoreCivic, Inc. *	1,249,612	17,219,653
CRA International, Inc.	19,450	3,279,270
CSG Systems International, Inc.	139,738	6,780,088
Dayforce, Inc. *	31,728	1,813,890
Deluxe Corp.	457,350	9,416,836
Dun & Bradstreet Holdings, Inc.	905,794	10,869,528
Ennis, Inc.	140,835	3,367,365
Enviri Corp. *	674,102	8,055,519
ExlService Holdings, Inc. *	276,772	10,113,249
Exponent, Inc.	63,003	6,821,335
FTI Consulting, Inc. *	88,567	20,220,732
GEO Group, Inc. *	1,560,754	21,647,658
Healthcare Services Group, Inc. *	672,234	7,320,628
Heidrick & Struggles International, Inc.	82,432	3,181,875
HNI Corp.	321,648	17,320,745
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Huron Consulting Group, Inc. *	44,174	4,878,576
ICF International, Inc.	54,408	9,018,670
Insperity, Inc.	81,211	7,633,022
Interface, Inc.	406,242	7,669,849
Kelly Services, Inc., Class A	585,472	12,359,314
Kforce, Inc.	116,186	7,620,640
Korn Ferry	262,842	19,200,608
Matthews International Corp., Class A	134,123	3,397,336
Maximus, Inc.	66,603	6,144,793
MillerKnoll, Inc.	562,235	16,557,821
MSA Safety, Inc.	49,509	9,041,829
NV5 Global, Inc. *	34,046	3,272,842
OPENLANE, Inc. *	685,129	11,873,286
Parsons Corp. *	100,940	9,635,732
Paycom Software, Inc.	36,644	5,964,910
Pitney Bowes, Inc.	1,772,669	12,532,770
Resources Connection, Inc.	218,270	2,276,556
Rollins, Inc.	261,499	13,122,020
Steelcase, Inc., Class A	1,119,295	15,826,831
Stericycle, Inc. *	288,641	17,104,866
Tetra Tech, Inc.	92,500	21,990,950
TriNet Group, Inc.	99,647	10,246,701
TrueBlue, Inc. *	467,612	3,726,868
TTEC Holdings, Inc.	107,783	550,771
UniFirst Corp.	79,672	15,112,982
Veralto Corp.	213,928	24,051,925
Verra Mobility Corp. *	188,414	5,202,110
Vestis Corp.	871,697	12,264,777
VSE Corp.	18,931	1,761,151
		543,836,914

Consumer Discretionary Distribution & Retail 4.3%
1-800-Flowers.com, Inc., Class A *	249,793	2,005,838
Aaron's Co., Inc.	530,074	5,348,447
Abercrombie & Fitch Co., Class A *	278,157	41,047,628
A-Mark Precious Metals, Inc.	244,615	9,532,647
American Eagle Outfitters, Inc.	236,540	4,867,993
America's Car-Mart, Inc. *	27,006	1,634,673
Arko Corp.	330,191	2,066,996
Beyond, Inc. *	300,498	2,953,895
Boot Barn Holdings, Inc. *	70,939	9,517,886
Buckle, Inc.	193,582	8,111,086
Caleres, Inc.	175,002	7,372,834
Camping World Holdings, Inc., Class A	204,212	4,480,411
Children's Place, Inc. *(a)	151,170	861,669
Citi Trends, Inc. *	126,468	1,808,492
ContextLogic, Inc., Class A *	678,231	3,662,447
Coupang, Inc., Class A *	294,662	6,526,763
Designer Brands, Inc., Class A	493,842	3,279,111
Dillard's, Inc., Class A	24,960	8,460,691
Etsy, Inc. *	184,340	10,155,291
Five Below, Inc. *	67,271	5,074,252
Floor & Decor Holdings, Inc., Class A *	108,148	12,160,161
GameStop Corp., Class A *	1,100,838	25,781,626
Genesco, Inc. *	173,803	5,247,113
Guess?, Inc.	292,438	6,059,315
Haverty Furniture Cos., Inc.	131,548	3,604,415
Leslie's, Inc. *	282,894	854,340
MarineMax, Inc. *	199,138	6,316,657
MercadoLibre, Inc. *	4,013	8,273,442
Monro, Inc.	159,659	4,325,162
National Vision Holdings, Inc. *	440,950	4,656,432
Nordstrom, Inc.	260,350	5,816,219
Ollie's Bargain Outlet Holdings, Inc. *	164,202	14,705,931
OneWater Marine, Inc., Class A *	22,372	537,599
Petco Health & Wellness Co., Inc. *	817,418	2,607,563
PetMed Express, Inc. *	239,287	763,326
SECURITY	NUMBER OF SHARES	VALUE ($)
RH *	41,187	10,449,142
Sally Beauty Holdings, Inc. *	1,287,476	16,801,562
Shoe Carnival, Inc.	124,133	5,019,939
Signet Jewelers Ltd.	204,730	17,217,793
Sleep Number Corp. *	514,867	7,831,127
Sonic Automotive, Inc., Class A	219,858	13,705,948
Sportsman's Warehouse Holdings, Inc. *	198,507	416,865
Stitch Fix, Inc., Class A *	912,953	3,450,962
Upbound Group, Inc.	374,380	12,466,854
Urban Outfitters, Inc. *	436,734	15,862,179
Valvoline, Inc. *	362,160	15,283,152
Victoria's Secret & Co. *	708,448	16,620,190
Vroom, Inc. *(a)	90,475	692,134
Wayfair, Inc., Class A *	92,798	3,948,555
Zumiez, Inc. *	239,160	6,634,298
		386,879,051

Consumer Durables & Apparel 3.9%
Acushnet Holdings Corp.	105,585	7,073,139
Beazer Homes USA, Inc. *	174,842	5,469,058
Cavco Industries, Inc. *	28,530	11,792,020
Century Communities, Inc.	192,403	19,253,768
Champion Homes, Inc. *	142,623	13,322,414
Columbia Sportswear Co.	193,841	15,648,784
Crocs, Inc. *	135,352	19,784,402
Ethan Allen Interiors, Inc.	120,003	3,777,694
G-III Apparel Group Ltd. *	560,520	14,836,964
GoPro, Inc., Class A *	645,777	826,595
Green Brick Partners, Inc. *	42,585	3,354,846
Helen of Troy Ltd. *	137,144	7,320,747
Hovnanian Enterprises, Inc., Class A *	3,590	776,266
Installed Building Products, Inc.	41,609	9,250,097
iRobot Corp. *	245,813	1,799,351
Kontoor Brands, Inc.	162,296	12,147,856
La-Z-Boy, Inc.	341,283	13,845,851
Levi Strauss & Co., Class A	76,912	1,482,094
LGI Homes, Inc. *	122,627	13,229,001
M/I Homes, Inc. *	155,427	24,770,401
Malibu Boats, Inc., Class A *	19,713	716,962
Mattel, Inc. *	869,540	16,503,869
Movado Group, Inc.	76,164	1,817,273
Oxford Industries, Inc.	66,009	5,741,463
Peloton Interactive, Inc., Class A *	732,922	3,415,416
SharkNinja, Inc.	181,619	17,402,733
Smith & Wesson Brands, Inc.	399,121	5,883,044
Sonos, Inc. *	357,979	4,378,083
Steven Madden Ltd.	373,801	16,858,425
Sturm Ruger & Co., Inc.	103,771	4,370,834
TopBuild Corp. *	14,013	5,507,389
Topgolf Callaway Brands Corp. *	500,846	5,038,511
Tupperware Brands Corp. *(a)(b)	3,183,276	3,819,931
Under Armour, Inc., Class A *	2,218,288	17,058,635
Vista Outdoor, Inc. *	305,150	12,218,206
Wolverine World Wide, Inc.	795,813	10,910,596
Worthington Enterprises, Inc.	182,872	8,375,538
YETI Holdings, Inc. *	169,151	6,820,168
		346,598,424

Consumer Services 5.0%
ADT, Inc.	2,150,545	15,677,473
Adtalem Global Education, Inc. *	225,510	17,073,362
Airbnb, Inc., Class A *	67,756	7,948,456
Arcos Dorados Holdings, Inc., Class A	281,516	2,477,341
BJ's Restaurants, Inc. *	88,021	2,696,083
Bloomin' Brands, Inc.	392,205	6,863,588
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Boyd Gaming Corp.	246,212	14,777,644
Bright Horizons Family Solutions, Inc. *	104,059	14,643,183
Brinker International, Inc. *	171,692	12,279,412
Carriage Services, Inc.	76,341	2,530,704
Cheesecake Factory, Inc.	144,409	5,676,718
Chegg, Inc. *	58,493	126,345
Choice Hotels International, Inc. (a)	50,065	6,387,793
Churchill Downs, Inc.	98,935	13,748,997
Cracker Barrel Old Country Store, Inc.	216,549	8,571,009
Dave & Buster's Entertainment, Inc. *	136,965	4,292,483
Denny's Corp. *	258,944	1,693,494
Dine Brands Global, Inc.	49,692	1,571,261
DoorDash, Inc., Class A *	98,002	12,613,837
Everi Holdings, Inc. *	241,409	3,150,387
Frontdoor, Inc. *	153,194	7,365,568
Golden Entertainment, Inc.	46,520	1,506,783
Graham Holdings Co., Class B	23,696	18,842,822
Grand Canyon Education, Inc. *	131,276	19,036,333
H&R Block, Inc.	105,672	6,690,094
Hilton Grand Vacations, Inc. *	222,818	8,596,318
Hyatt Hotels Corp., Class A	85,970	13,060,562
International Game Technology PLC	527,319	11,806,672
Jack in the Box, Inc.	173,488	8,563,368
Krispy Kreme, Inc.	40,350	454,745
Laureate Education, Inc.	819,408	12,635,271
Light & Wonder, Inc. *	176,445	19,377,190
Papa John's International, Inc.	57,062	2,703,027
Perdoceo Education Corp.	337,746	7,579,020
Planet Fitness, Inc., Class A *	128,793	10,459,280
Red Rock Resorts, Inc., Class A	141,341	8,237,354
Royal Caribbean Cruises Ltd. *	216,541	35,646,979
Sabre Corp. *	1,752,321	5,344,579
Strategic Education, Inc.	84,609	8,164,769
Stride, Inc. *	124,290	10,234,039
Texas Roadhouse, Inc.	137,363	23,180,006
Travel & Leisure Co.	125,209	5,541,750
United Parks & Resorts, Inc. *	109,463	5,387,769
Wendy's Co.	627,155	10,611,463
Wingstop, Inc.	12,592	4,861,897
Wyndham Hotels & Resorts, Inc.	209,717	16,504,728
Wynn Resorts Ltd.	173,038	13,303,161
		450,495,117

Consumer Staples Distribution & Retail 0.7%
Andersons, Inc.	109,770	5,594,977
Chefs' Warehouse, Inc. *	115,856	4,962,112
Grocery Outlet Holding Corp. *	361,654	6,849,727
Ingles Markets, Inc., Class A	214,810	15,895,940
PriceSmart, Inc.	173,642	15,554,850
Weis Markets, Inc.	213,525	14,430,020
		63,287,626

Energy 3.9%
Antero Midstream Corp.	572,851	8,518,294
Archrock, Inc.	587,376	11,882,617
Berry Corp.	512,654	3,173,328
Bristow Group, Inc. *	19,447	774,185
Cactus, Inc., Class A	83,005	4,940,458
California Resources Corp.	274,766	14,416,972
ChampionX Corp.	313,392	9,755,893
Chord Energy Corp.	63,766	9,464,787
Civitas Resources, Inc.	140,340	8,607,052
CNX Resources Corp. *	225,265	6,233,083
Comstock Resources, Inc. (a)	417,718	4,440,342
CONSOL Energy, Inc.	117,366	12,004,195
Core Laboratories, Inc.	147,690	2,888,816
SECURITY	NUMBER OF SHARES	VALUE ($)
Crescent Energy Co., Class A	217,226	2,591,506
CVR Energy, Inc.	244,044	6,203,599
DHT Holdings, Inc.	502,548	5,442,595
Diamond Offshore Drilling, Inc. *	165,321	2,370,703
Dorian LPG Ltd.	113,333	4,418,854
Dril-Quip, Inc. *	123,290	2,010,860
DT Midstream, Inc.	223,944	17,599,759
Expro Group Holdings NV *	100,688	1,999,664
Golar LNG Ltd.	151,889	5,056,385
Green Plains, Inc. *	354,729	5,026,510
Helix Energy Solutions Group, Inc. *	606,424	6,804,077
Helmerich & Payne, Inc.	523,306	17,075,475
International Seaways, Inc.	69,367	3,595,292
Kosmos Energy Ltd. *	1,550,864	7,552,708
Liberty Energy, Inc.	606,265	12,482,996
Magnolia Oil & Gas Corp., Class A	274,506	7,030,099
Matador Resources Co.	237,766	13,486,088
Nabors Industries Ltd. *	80,897	6,097,207
Newpark Resources, Inc. *	91,596	753,835
Noble Corp. PLC	44,673	1,704,275
Northern Oil & Gas, Inc.	67,183	2,672,540
Oceaneering International, Inc. *	281,903	7,608,562
Oil States International, Inc. *	361,462	1,912,134
Par Pacific Holdings, Inc. *	166,612	3,738,773
Patterson-UTI Energy, Inc.	1,588,707	14,631,991
Permian Resources Corp.	361,654	5,149,953
ProPetro Holding Corp. *	666,579	5,292,637
Range Resources Corp.	321,741	9,613,621
REX American Resources Corp. *	13,161	596,851
RPC, Inc.	543,101	3,486,708
Scorpio Tankers, Inc.	78,280	5,600,151
Select Water Solutions, Inc.	328,498	3,787,582
SFL Corp. Ltd.	498,810	5,915,887
Talos Energy, Inc. *	597,099	6,848,726
TechnipFMC PLC	216,073	5,799,399
Teekay Corp. *	88,688	736,997
Teekay Tankers Ltd., Class A	58,002	3,299,154
Texas Pacific Land Corp.	12,606	10,953,227
Transocean Ltd. *	2,160,127	10,239,002
Tsakos Energy Navigation Ltd.	126,800	3,166,196
Valaris Ltd. *	52,487	3,204,856
Viper Energy, Inc.	18,535	882,266
Vital Energy, Inc. *	70,971	2,547,149
Vitesse Energy, Inc.	29,808	770,835
W&T Offshore, Inc.	171,887	393,621
Weatherford International PLC	45,978	4,824,931
		350,076,258

Equity Real Estate Investment Trusts (REITs) 8.3%
Acadia Realty Trust	336,281	7,569,685
Agree Realty Corp.	84,772	6,189,204
Alexander & Baldwin, Inc.	431,501	8,539,405
American Assets Trust, Inc.	231,537	6,309,383
American Homes 4 Rent, Class A	433,296	17,232,182
Americold Realty Trust, Inc.	638,915	18,528,535
Apple Hospitality REIT, Inc.	962,727	13,901,778
Brandywine Realty Trust	1,917,346	10,027,720
Broadstone Net Lease, Inc.	291,266	5,330,168
CareTrust REIT, Inc.	64,617	1,930,756
CBL & Associates Properties, Inc.	161,641	4,267,322
Centerspace	38,896	2,909,421
Chatham Lodging Trust	238,181	2,038,829
COPT Defense Properties	435,367	12,969,583
Cousins Properties, Inc.	595,365	16,973,856
CubeSmart	341,891	17,720,211
DiamondRock Hospitality Co.	1,199,127	10,540,326
Diversified Healthcare Trust (b)	5,779,742	20,113,502
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Douglas Emmett, Inc.	1,128,599	18,057,584
Easterly Government Properties, Inc.	366,114	4,803,416
EastGroup Properties, Inc.	42,484	7,919,018
Elme Communities	364,148	6,430,854
Empire State Realty Trust, Inc., Class A	826,667	8,919,737
EPR Properties	271,719	12,898,501
Equity LifeStyle Properties, Inc.	265,346	19,293,308
Essential Properties Realty Trust, Inc.	138,830	4,430,065
Federal Realty Investment Trust	188,774	21,709,010
First Industrial Realty Trust, Inc.	184,508	10,467,139
Four Corners Property Trust, Inc.	150,066	4,254,371
Getty Realty Corp.	67,533	2,146,199
Global Net Lease, Inc.	949,278	8,182,776
Healthcare Realty Trust, Inc.	944,410	16,810,498
Highwoods Properties, Inc.	643,967	20,748,617
Hudson Pacific Properties, Inc.	2,350,898	12,107,125
Independence Realty Trust, Inc.	305,166	6,341,349
Industrial Logistics Properties Trust	1,117,157	5,529,927
Innovative Industrial Properties, Inc.	5,519	685,901
InvenTrust Properties Corp.	86,826	2,576,996
JBG SMITH Properties	720,319	12,533,551
Kilroy Realty Corp.	500,382	18,148,855
Kite Realty Group Trust	354,310	9,240,405
LTC Properties, Inc.	108,033	3,968,052
LXP Industrial Trust	828,527	8,583,540
Macerich Co.	1,409,271	22,506,058
National Health Investors, Inc.	113,330	9,228,462
National Storage Affiliates Trust	142,375	6,654,608
NNN REIT, Inc.	346,563	16,284,995
Office Properties Income Trust	1,249,848	2,749,666
Omega Healthcare Investors, Inc.	626,120	24,756,785
Outfront Media, Inc.	833,373	14,209,010
Paramount Group, Inc.	1,732,678	8,750,024
Peakstone Realty Trust	65,666	875,984
Pebblebrook Hotel Trust	525,304	6,986,543
Phillips Edison & Co., Inc.	262,228	9,691,947
Piedmont Office Realty Trust, Inc., Class A	1,271,358	12,408,454
PotlatchDeltic Corp.	343,551	14,930,726
Rayonier, Inc.	407,015	12,540,132
Retail Opportunity Investments Corp.	418,704	6,401,984
Rexford Industrial Realty, Inc.	143,722	7,318,324
RLJ Lodging Trust	1,138,005	10,811,047
Ryman Hospitality Properties, Inc.	76,886	7,993,069
Sabra Health Care REIT, Inc.	970,012	16,529,004
Service Properties Trust	2,813,062	13,193,261
SITE Centers Corp.	178,758	10,788,045
SL Green Realty Corp.	103,822	6,918,698
STAG Industrial, Inc.	270,981	10,996,409
Sunstone Hotel Investors, Inc.	927,731	9,676,234
Tanger, Inc.	294,296	8,958,370
Terreno Realty Corp.	71,368	4,927,247
Uniti Group, Inc.	3,381,530	14,743,471
Urban Edge Properties	422,713	8,940,380
Veris Residential, Inc.	266,130	4,667,920
Xenia Hotels & Resorts, Inc.	675,602	9,620,572
		744,936,089

Financial Services 7.3%
AGNC Investment Corp.	2,012,022	20,542,745
Apollo Commercial Real Estate Finance, Inc.	775,478	8,212,312
Apollo Global Management, Inc.	44,435	5,142,463
Arbor Realty Trust, Inc. (a)	560,638	7,624,677
ARES Management Corp., Class A	82,496	12,077,414
Artisan Partners Asset Management, Inc., Class A	284,289	11,823,580
SECURITY	NUMBER OF SHARES	VALUE ($)
B Riley Financial, Inc. (a)	154,412	758,935
BGC Group, Inc., Class A	1,175,136	11,610,344
Blackstone Mortgage Trust, Inc., Class A (a)	670,678	12,380,716
Brightsphere Investment Group, Inc.	318,801	7,775,556
BrightSpire Capital, Inc.	377,282	2,244,828
Cannae Holdings, Inc.	184,595	3,695,592
Chimera Investment Corp.	1,094,440	16,941,931
Claros Mortgage Trust, Inc.	263,839	2,110,712
Cohen & Steers, Inc.	72,759	6,501,744
Coinbase Global, Inc., Class A *	153,364	28,120,823
Compass Diversified Holdings	292,631	6,481,777
Credit Acceptance Corp. *	30,387	14,176,447
Diamond Hill Investment Group, Inc.	14,521	2,294,754
Donnelley Financial Solutions, Inc. *	92,619	6,173,983
Encore Capital Group, Inc. *	219,819	11,008,536
Enova International, Inc. *	187,347	16,061,258
Essent Group Ltd.	259,252	16,667,311
Euronet Worldwide, Inc. *	152,221	16,426,168
EVERTEC, Inc.	110,192	3,774,076
FactSet Research Systems, Inc.	36,941	15,620,132
Federal Agricultural Mortgage Corp., Class C	8,389	1,656,576
Federated Hermes, Inc.	128,043	4,391,875
FirstCash Holdings, Inc.	128,718	15,457,745
Franklin BSP Realty Trust, Inc.	182,143	2,480,788
Granite Point Mortgage Trust, Inc.	443,997	1,167,712
Green Dot Corp., Class A *	314,437	3,512,261
HA Sustainable Infrastructure Capital, Inc.	82,634	2,675,689
Hamilton Lane, Inc., Class A	4,493	686,710
Houlihan Lokey, Inc.	100,852	15,795,440
Interactive Brokers Group, Inc., Class A	60,033	7,737,653
KKR Real Estate Finance Trust, Inc.	254,383	3,034,789
Ladder Capital Corp.	594,528	7,348,366
MarketAxess Holdings, Inc.	46,577	11,289,799
MFA Financial, Inc.	825,764	10,338,565
Moelis & Co., Class A	250,475	16,729,225
Morningstar, Inc.	29,971	9,404,001
Mr. Cooper Group, Inc. *	210,387	19,736,404
Nelnet, Inc., Class A	53,618	6,197,168
New York Mortgage Trust, Inc.	552,716	3,686,616
NMI Holdings, Inc., Class A *	170,290	6,993,810
Pagseguro Digital Ltd., Class A *	479,117	5,303,825
PennyMac Financial Services, Inc.	153,196	16,545,168
PennyMac Mortgage Investment Trust	575,149	8,172,867
Piper Sandler Cos.	52,013	14,183,945
PJT Partners, Inc., Class A	40,221	4,967,293
PRA Group, Inc. *	247,642	5,775,011
PROG Holdings, Inc.	514,681	24,066,484
Radian Group, Inc.	682,213	24,662,000
Ready Capital Corp.	268,939	2,229,504
Redwood Trust, Inc.	533,159	4,036,014
Rocket Cos., Inc., Class A *	160,547	3,154,749
StepStone Group, Inc., Class A	71,903	3,933,094
Stifel Financial Corp.	252,192	22,228,203
StoneCo Ltd., Class A *	324,914	4,308,360
StoneX Group, Inc. *	7,945	658,323
Toast, Inc., Class A *	84,840	2,109,122
TPG RE Finance Trust, Inc.	530,105	4,802,751
TPG, Inc.	232,125	11,710,706
Tradeweb Markets, Inc., Class A	68,226	8,067,042
Two Harbors Investment Corp.	464,018	6,570,495
Victory Capital Holdings, Inc., Class A	39,745	2,168,885
Virtu Financial, Inc., Class A	613,018	18,825,783
Virtus Investment Partners, Inc.	8,404	1,778,791
Walker & Dunlop, Inc.	132,598	14,195,942
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WEX, Inc. *	60,043	11,469,414
World Acceptance Corp. *	31,081	3,662,896
XP, Inc., Class A	219,096	4,033,557
		650,190,230

Food, Beverage & Tobacco 2.3%
Adecoagro SA	510,281	5,618,194
B&G Foods, Inc.	769,579	6,518,334
Boston Beer Co., Inc., Class A *	27,077	7,357,362
Brown-Forman Corp., Class B	210,636	9,602,895
Calavo Growers, Inc.	138,377	3,185,438
Cal-Maine Foods, Inc.	203,121	14,632,837
Coca-Cola Consolidated, Inc.	10,426	13,995,862
Dole PLC	729,400	11,750,634
Fresh Del Monte Produce, Inc.	597,555	17,472,508
Hain Celestial Group, Inc. *	861,912	6,895,296
J&J Snack Foods Corp.	41,431	7,051,142
John B Sanfilippo & Son, Inc.	48,610	4,611,631
Lancaster Colony Corp.	49,951	8,529,633
MGP Ingredients, Inc.	5,752	515,322
Mission Produce, Inc. *	219,295	2,350,842
National Beverage Corp.	46,695	2,108,746
Nomad Foods Ltd.	814,817	15,318,560
Pilgrim's Pride Corp. *	293,880	13,688,930
Seaboard Corp.	1,013	3,150,805
Seneca Foods Corp., Class A *	74,419	4,485,233
Simply Good Foods Co. *	121,476	3,837,427
TreeHouse Foods, Inc. *	354,374	14,561,228
Universal Corp.	262,143	14,234,365
Vector Group Ltd.	658,504	9,864,390
WK Kellogg Co.	360,675	6,192,790
		207,530,404

Health Care Equipment & Services 4.2%
Acadia Healthcare Co., Inc. *	218,813	17,927,349
AdaptHealth Corp. *	326,594	3,589,268
Addus HomeCare Corp. *	40,218	5,349,396
agilon health, Inc. *	435,510	1,776,881
Amedisys, Inc. *	121,025	11,861,660
AMN Healthcare Services, Inc. *	237,445	12,591,708
Astrana Health, Inc. *	40,628	1,941,612
Avanos Medical, Inc. *	140,270	3,397,339
Brookdale Senior Living, Inc. *	1,199,259	8,526,731
Chemed Corp.	9,524	5,582,683
Clover Health Investments Corp. *	742,168	1,951,902
CONMED Corp.	61,922	4,533,929
CorVel Corp. *	1,857	595,596
Cross Country Healthcare, Inc. *	133,300	1,988,836
Dexcom, Inc. *	84,424	5,853,960
Embecta Corp.	547,572	8,947,326
Enhabit, Inc. *	566,007	4,777,099
Enovis Corp. *	192,470	8,969,102
Ensign Group, Inc.	87,202	13,198,895
Envista Holdings Corp. *	729,189	13,314,991
Evolent Health, Inc., Class A *	16,607	531,092
Fulgent Genetics, Inc. *	81,606	1,841,031
Globus Medical, Inc., Class A *	197,304	14,344,001
Haemonetics Corp. *	96,845	7,319,545
HealthEquity, Inc. *	61,860	4,921,582
ICU Medical, Inc. *	75,372	12,461,253
Inmode Ltd. *	26,146	436,900
Insulet Corp. *	16,505	3,346,719
Integer Holdings Corp. *	88,514	11,513,016
Integra LifeSciences Holdings Corp. *	214,982	4,372,734
LivaNova PLC *	75,920	3,825,609
Masimo Corp. *	89,352	10,500,647
SECURITY	NUMBER OF SHARES	VALUE ($)
Merit Medical Systems, Inc. *	82,245	7,951,447
ModivCare, Inc. *	65,931	1,902,769
Multiplan Corp. *	3,883,280	912,571
National HealthCare Corp.	76,500	10,490,445
Neogen Corp. *	269,426	4,647,598
OmniAb, Inc., Class A *(c)	9,356	0
OmniAb, Inc., Class B *(c)	9,356	0
Omnicell, Inc. *	145,154	6,456,450
OPKO Health, Inc. *(a)	1,702,533	2,860,255
Option Care Health, Inc. *	305,183	9,771,960
Owens & Minor, Inc. *	971,614	15,098,882
Patterson Cos., Inc.	666,702	14,994,128
Pediatrix Medical Group, Inc. *	734,095	7,972,272
Penumbra, Inc. *	12,923	2,614,581
Premier, Inc., Class A	779,536	15,879,148
Privia Health Group, Inc. *	85,644	1,724,870
QuidelOrtho Corp. *	234,696	9,915,906
RadNet, Inc. *	64,320	4,263,773
Select Medical Holdings Corp.	568,018	20,488,409
Surgery Partners, Inc. *	83,586	2,670,573
Teladoc Health, Inc. *	386,749	2,772,990
U.S. Physical Therapy, Inc.	21,326	1,825,506
Varex Imaging Corp. *	131,411	1,640,009
Veeva Systems, Inc., Class A *	61,097	13,223,835
Zimvie, Inc. *	272,694	4,728,514
		376,897,283

Household & Personal Products 1.1%
BellRing Brands, Inc. *	65,169	3,644,902
Central Garden & Pet Co. *	11,047	436,025
Central Garden & Pet Co., Class A *	227,847	7,792,367
Coty, Inc., Class A *	658,185	6,173,775
Edgewell Personal Care Co.	271,167	10,906,337
Energizer Holdings, Inc.	264,896	8,582,631
Herbalife Ltd. *	1,255,977	10,248,772
Inter Parfums, Inc.	24,523	3,159,543
Medifast, Inc.	72,906	1,334,180
Nu Skin Enterprises, Inc., Class A	641,656	5,729,988
Reynolds Consumer Products, Inc.	198,565	6,254,798
Spectrum Brands Holdings, Inc.	230,500	21,740,760
USANA Health Sciences, Inc. *	92,141	3,761,196
WD-40 Co.	20,188	5,306,214
		95,071,488

Insurance 2.3%
Ambac Financial Group, Inc. *	189,373	2,215,664
AMERISAFE, Inc.	17,090	856,551
Assured Guaranty Ltd.	250,161	20,032,893
Axis Capital Holdings Ltd.	194,496	15,536,341
CNA Financial Corp.	140,526	7,296,110
Employers Holdings, Inc.	166,694	7,992,977
Enstar Group Ltd. *	23,755	7,744,130
Erie Indemnity Co., Class A	7,793	3,960,636
Horace Mann Educators Corp.	163,961	5,838,651
James River Group Holdings Ltd.	202,642	1,499,551
Kemper Corp.	398,297	24,897,546
Kinsale Capital Group, Inc.	3,460	1,699,171
Mercury General Corp.	206,039	13,645,963
ProAssurance Corp. *	308,128	4,128,915
RenaissanceRe Holdings Ltd.	68,985	17,576,688
RLI Corp.	62,572	9,642,345
Safety Insurance Group, Inc.	85,716	7,590,152
Selective Insurance Group, Inc.	136,786	12,444,790
Stewart Information Services Corp.	249,338	18,428,572
United Fire Group, Inc.	126,373	2,586,855
Universal Insurance Holdings, Inc.	179,292	3,835,056
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
White Mountains Insurance Group Ltd.	8,378	15,451,043
		204,900,600

Materials 5.8%
AdvanSix, Inc.	166,616	4,925,169
Alpha Metallurgical Resources, Inc.	45,439	10,866,737
Alto Ingredients, Inc. *	1,690,778	2,333,274
American Vanguard Corp.	156,615	898,970
Ardagh Metal Packaging SA	128,295	459,296
Ashland, Inc.	196,858	17,618,791
ATI, Inc. *	127,656	8,154,665
Avient Corp.	412,108	20,246,866
Balchem Corp.	50,246	8,895,049
Cabot Corp.	191,299	20,107,438
Carpenter Technology Corp.	157,821	22,847,746
Clearwater Paper Corp. *	131,835	4,386,150
Coeur Mining, Inc. *	1,273,762	7,820,899
Compass Minerals International, Inc.	199,615	1,762,600
Constellium SE *	472,242	7,919,498
Ecovyst, Inc. *	509,604	3,658,957
Element Solutions, Inc.	716,857	19,168,756
Ferroglobe PLC	92,255	407,767
Greif, Inc., Class A	194,084	12,134,132
Hawkins, Inc.	60,034	7,604,507
Haynes International, Inc.	7,793	468,671
HB Fuller Co.	204,640	17,529,462
Hecla Mining Co.	1,324,064	7,851,700
Ingevity Corp. *	209,505	8,281,733
Innospec, Inc.	92,089	10,614,178
Kaiser Aluminum Corp.	123,100	9,177,105
Knife River Corp. *	194,667	15,353,386
Koppers Holdings, Inc.	151,806	6,008,481
LSB Industries, Inc. *	72,263	573,046
Materion Corp.	57,335	6,653,153
Mativ Holdings, Inc.	371,232	7,038,559
Mercer International, Inc.	477,317	2,863,902
Metallus, Inc. *	229,939	3,738,808
Minerals Technologies, Inc.	172,721	13,316,789
MP Materials Corp. *(a)	60,940	786,126
Myers Industries, Inc.	135,522	2,072,131
NewMarket Corp.	23,164	13,290,808
Olympic Steel, Inc.	79,352	3,182,015
Orion SA	298,708	5,570,904
Pactiv Evergreen, Inc.	532,666	6,285,459
Perimeter Solutions SA *	80,549	943,229
Quaker Chemical Corp.	30,223	5,115,847
Radius Recycling, Inc., Class A	306,577	4,641,576
Rayonier Advanced Materials, Inc. *	255,570	2,039,449
Royal Gold, Inc.	85,868	12,036,118
Ryerson Holding Corp.	338,844	6,783,657
Scotts Miracle-Gro Co.	262,266	18,615,641
Sensient Technologies Corp.	175,632	13,671,195
Silgan Holdings, Inc.	168,862	8,826,417
Southern Copper Corp.	187,835	19,106,539
Stepan Co.	140,290	10,890,713
Summit Materials, Inc., Class A *	339,232	13,738,896
SunCoke Energy, Inc.	568,940	5,097,702
Sylvamo Corp.	316,274	25,014,111
TriMas Corp.	206,107	5,257,790
Trinseo PLC	1,248,220	5,429,757
Tronox Holdings PLC	961,563	13,394,573
Warrior Met Coal, Inc.	408,349	25,035,877
		518,512,770

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 3.4%
AMC Entertainment Holdings, Inc., Class A *(a)	523,496	2,523,251
AMC Networks, Inc., Class A *	807,819	7,957,017
Bumble, Inc., Class A *	144,142	967,193
Cable One, Inc.	27,365	9,652,183
Cargurus, Inc. *	193,516	5,608,094
Cars.com, Inc. *	168,252	3,001,616
Cinemark Holdings, Inc. *	478,478	13,100,728
Clear Channel Outdoor Holdings, Inc. *	4,345,343	6,518,014
EchoStar Corp., Class A *	2,126,503	39,425,366
Endeavor Group Holdings, Inc., Class A (a)	34,399	945,285
EW Scripps Co., Class A *	565,863	1,114,750
Gannett Co., Inc. *	1,632,000	8,633,280
Gray Television, Inc.	1,133,919	5,782,987
IAC, Inc. *	211,502	11,163,076
iHeartMedia, Inc., Class A *	2,260,819	3,526,878
John Wiley & Sons, Inc., Class A	274,816	13,276,361
Liberty Broadband Corp., Class C *	74,167	4,626,537
Liberty Media Corp.-Liberty Formula One, Class C *	180,481	14,086,542
Lions Gate Entertainment Corp., Class A *	832,881	6,471,485
Live Nation Entertainment, Inc. *	16,099	1,572,389
Match Group, Inc. *	415,823	15,472,774
New York Times Co., Class A	311,978	17,136,952
Pinterest, Inc., Class A *	250,421	8,023,489
Roku, Inc. *	101,931	6,907,864
Scholastic Corp.	207,267	6,607,672
Shutterstock, Inc.	78,904	2,831,075
Sinclair, Inc.	327,295	4,555,946
Sirius XM Holdings, Inc. (a)	2,982,322	9,811,839
Snap, Inc., Class A *	127,713	1,192,839
Spotify Technology SA *	64,055	21,963,178
Taboola.com Ltd. *	575,673	2,014,855
Thryv Holdings, Inc. *	270,084	4,920,930
TKO Group Holdings, Inc.	16,330	1,930,696
Trade Desk, Inc., Class A *	57,449	6,005,144
TripAdvisor, Inc. *	368,823	5,351,622
Warner Music Group Corp., Class A	30,094	860,989
WideOpenWest, Inc. *	536,930	2,963,854
Yelp, Inc. *	338,313	11,817,273
Ziff Davis, Inc. *	218,444	10,675,358
ZoomInfo Technologies, Inc. *	261,302	2,584,277
		303,581,658

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Alkermes PLC *	103,157	2,934,817
Amphastar Pharmaceuticals, Inc. *	8,954	436,418
Azenta, Inc. *	93,348	4,622,593
BioMarin Pharmaceutical, Inc. *	109,185	9,958,764
Bio-Rad Laboratories, Inc., Class A *	46,797	15,785,564
Bio-Techne Corp.	127,725	9,450,373
Bruker Corp.	154,244	10,363,654
Charles River Laboratories International, Inc. *	24,934	4,930,699
Corcept Therapeutics, Inc. *	172,561	6,091,403
Elanco Animal Health, Inc. *	1,297,599	20,073,857
Emergent BioSolutions, Inc. *(b)	2,363,620	19,641,682
Exact Sciences Corp. *	60,771	3,748,963
Exelixis, Inc. *	536,078	13,954,110
Halozyme Therapeutics, Inc. *	108,770	6,944,965
Incyte Corp. *	249,694	16,394,908
Innoviva, Inc. *	282,085	5,466,807
Ironwood Pharmaceuticals, Inc. *	174,557	883,258
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jazz Pharmaceuticals PLC *	52,480	6,086,630
Ligand Pharmaceuticals, Inc. *	6,973	737,743
Medpace Holdings, Inc. *	17,633	6,264,476
Myriad Genetics, Inc. *	165,688	4,693,941
Neurocrine Biosciences, Inc. *	46,565	5,916,549
Pacira BioSciences, Inc. *	15,850	246,626
Prestige Consumer Healthcare, Inc. *	128,012	9,554,816
Repligen Corp. *	23,241	3,507,764
Royalty Pharma PLC, Class A	601,825	17,470,980
Supernus Pharmaceuticals, Inc. *	131,781	4,633,420
United Therapeutics Corp. *	80,846	29,391,563
Vir Biotechnology, Inc. *	177,118	1,462,995
		241,650,338

Real Estate Management & Development 1.3%
Compass, Inc., Class A *	1,054,659	5,410,401
CoStar Group, Inc. *	195,010	15,074,273
Cushman & Wakefield PLC *	1,398,588	18,181,644
DigitalBridge Group, Inc.	1,345,343	16,803,334
eXp World Holdings, Inc. (a)	363,238	4,271,679
Howard Hughes Holdings, Inc. *	75,293	5,663,539
Kennedy-Wilson Holdings, Inc.	666,880	7,415,705
Marcus & Millichap, Inc.	130,342	5,170,667
Newmark Group, Inc., Class A	867,323	11,995,077
Opendoor Technologies, Inc. *	2,772,606	5,961,103
Seaport Entertainment Group, Inc. *	8,355	257,167
Zillow Group, Inc., Class C *	302,616	16,734,665
		112,939,254

Semiconductors & Semiconductor Equipment 2.5%
Allegro MicroSystems, Inc. *	14,961	366,993
Alpha & Omega Semiconductor Ltd. *	21,570	901,842
Amkor Technology, Inc.	571,543	18,803,765
Axcelis Technologies, Inc. *	34,472	3,768,824
Cirrus Logic, Inc. *	206,164	30,036,033
Cohu, Inc. *	136,153	3,663,877
Diodes, Inc. *	166,471	11,601,364
Enphase Energy, Inc. *	46,424	5,619,161
Entegris, Inc.	143,345	16,609,385
First Solar, Inc. *	29,265	6,653,983
FormFactor, Inc. *	143,870	7,016,540
GLOBALFOUNDRIES, Inc. *	107,649	5,025,055
Ichor Holdings Ltd. *	129,481	4,013,911
Kulicke & Soffa Industries, Inc.	147,292	6,452,862
Lattice Semiconductor Corp. *	60,294	2,855,524
MaxLinear, Inc. *	96,453	1,464,157
Monolithic Power Systems, Inc.	17,857	16,690,581
Onto Innovation, Inc. *	38,065	8,116,219
Photronics, Inc. *	251,727	6,509,660
Power Integrations, Inc.	106,197	7,125,819
Rambus, Inc. *	30,705	1,373,128
Semtech Corp. *	282,603	12,383,663
Silicon Laboratories, Inc. *	113,400	13,423,158
SMART Global Holdings, Inc. *	212,940	4,412,117
SolarEdge Technologies, Inc. *	47,641	1,159,106
Synaptics, Inc. *	92,241	7,510,262
Ultra Clean Holdings, Inc. *	194,635	7,337,739
Universal Display Corp.	36,629	7,095,770
Wolfspeed, Inc. *	112,173	1,093,687
		219,084,185

Software & Services 3.2%
ACI Worldwide, Inc. *	335,994	16,920,658
Alarm.com Holdings, Inc. *	53,959	3,212,719
AppLovin Corp., Class A *	110,857	10,295,290
SECURITY	NUMBER OF SHARES	VALUE ($)
Bentley Systems, Inc., Class B	107,894	5,553,304
Blackbaud, Inc. *	62,802	5,250,247
Cerence, Inc. *	130,556	430,835
CommVault Systems, Inc. *	89,024	13,834,330
Consensus Cloud Solutions, Inc. *	96,550	2,325,889
Dolby Laboratories, Inc., Class A	149,759	10,686,802
Dropbox, Inc., Class A *	223,829	5,627,061
Dynatrace, Inc. *	33,301	1,685,697
Envestnet, Inc. *	87,583	5,495,833
Fair Isaac Corp. *	16,186	28,006,150
Globant SA *	22,860	4,623,206
Guidewire Software, Inc. *	35,279	5,248,457
InterDigital, Inc.	74,478	10,319,672
LiveRamp Holdings, Inc. *	246,016	6,376,735
Manhattan Associates, Inc. *	38,416	10,158,343
NCR Voyix Corp. *	938,753	12,663,778
Okta, Inc. *	19,300	1,519,489
Palantir Technologies, Inc., Class A *	258,949	8,151,715
Pegasystems, Inc.	46,009	3,261,118
Perficient, Inc. *	58,285	4,381,283
Progress Software Corp.	76,149	4,428,064
PTC, Inc. *	55,347	9,912,094
Qualys, Inc. *	36,464	4,564,199
RingCentral, Inc., Class A *	226,245	7,540,746
ServiceNow, Inc. *	8,012	6,850,260
Snowflake, Inc., Class A *	20,100	2,296,023
SPS Commerce, Inc. *	16,720	3,339,653
Teradata Corp. *	372,051	10,506,720
Twilio, Inc., Class A *	160,396	10,066,453
Tyler Technologies, Inc. *	21,903	12,876,117
Unisys Corp. *	811,382	4,486,942
Verint Systems, Inc. *	116,952	3,689,836
VeriSign, Inc. *	30,738	5,652,718
Workday, Inc., Class A *	38,023	10,007,273
Zoom Video Communications, Inc., Class A *	224,584	15,514,263
		287,759,972

Technology Hardware & Equipment 3.7%
ADTRAN Holdings, Inc. *	330,408	1,843,677
Advanced Energy Industries, Inc.	84,968	9,014,255
Badger Meter, Inc.	28,784	5,956,561
Belden, Inc.	127,671	13,696,545
Benchmark Electronics, Inc.	459,721	19,542,740
Calix, Inc. *	47,958	1,785,956
Cognex Corp.	312,686	12,626,261
CommScope Holding Co., Inc. *	3,180,355	12,276,170
Comtech Telecommunications Corp. *(a)	211,470	668,245
Crane NXT Co.	123,378	7,248,457
CTS Corp.	92,292	4,545,381
ePlus, Inc. *	130,298	12,503,396
Fabrinet *	60,137	14,652,380
IPG Photonics Corp. *	130,451	8,918,935
Itron, Inc. *	111,462	11,393,646
Kimball Electronics, Inc. *	43,763	807,427
Knowles Corp. *	380,256	7,015,723
Littelfuse, Inc.	60,469	16,459,662
Lumentum Holdings, Inc. *	251,367	14,481,253
Methode Electronics, Inc.	206,369	2,150,365
NETGEAR, Inc. *	339,047	5,502,733
NetScout Systems, Inc. *	392,349	8,427,656
Novanta, Inc. *	25,987	4,762,897
OSI Systems, Inc. *	56,294	8,436,782
PC Connection, Inc.	113,019	8,259,429
Plexus Corp. *	151,902	19,460,165
Pure Storage, Inc., Class A *	94,472	4,845,469
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rogers Corp. *	55,669	5,971,057
ScanSource, Inc. *	260,938	13,292,182
Super Micro Computer, Inc. *	38,669	16,925,421
TTM Technologies, Inc. *	905,169	17,605,537
Viasat, Inc. *	554,589	8,707,047
Viavi Solutions, Inc. *	879,781	7,574,914
Vishay Intertechnology, Inc.	257,041	5,179,376
Vontier Corp.	383,087	13,419,538
		325,957,238

Telecommunication Services 0.3%
ATN International, Inc.	58,600	1,568,136
Cogent Communications Holdings, Inc.	93,314	6,530,114
Consolidated Communications Holdings, Inc. *	1,126,160	5,146,551
GCI Liberty, Inc. *(c)	31,423	0
Iridium Communications, Inc.	209,395	5,402,391
Liberty Latin America Ltd., Class C *	629,781	5,964,026
Shenandoah Telecommunications Co.	216,782	3,277,744
U.S. Cellular Corp. *	26,224	1,458,579
		29,347,541

Transportation 2.3%
Air Transport Services Group, Inc. *	397,201	6,696,809
Alaska Air Group, Inc. *	130,988	4,729,977
Allegiant Travel Co.	40,757	1,715,055
American Airlines Group, Inc. *	462,636	4,913,194
ArcBest Corp.	143,864	15,292,743
Costamare, Inc.	244,126	3,464,148
Covenant Logistics Group, Inc., Class A	55,549	2,925,766
Danaos Corp.	41,865	3,434,605
Forward Air Corp.	317,191	10,077,158
Genco Shipping & Trading Ltd.	158,980	2,796,458
Global Ship Lease, Inc., Class A	41,437	1,039,240
Heartland Express, Inc.	342,566	4,240,967
JetBlue Airways Corp. *	1,768,230	8,982,608
Kirby Corp. *	148,105	17,760,752
Lyft, Inc., Class A *	380,327	4,438,416
Marten Transport Ltd.	331,422	5,783,314
Matson, Inc.	36,973	5,113,366
RXO, Inc. *	760,749	21,650,916
Saia, Inc. *	37,999	14,281,164
Schneider National, Inc., Class B	431,030	11,685,223
SkyWest, Inc. *	161,019	12,485,413
Star Bulk Carriers Corp.	201,616	4,308,534
United Airlines Holdings, Inc. *	412,474	18,165,355
XPO, Inc. *	200,600	22,992,772
		208,973,953

Utilities 3.1%
ALLETE, Inc.	241,240	15,330,802
American States Water Co.	66,423	5,408,161
Atlantica Sustainable Infrastructure PLC	299,031	6,521,866
Avangrid, Inc.	378,645	13,513,840
Avista Corp.	389,407	15,046,686
Black Hills Corp.	341,451	20,186,583
California Water Service Group	135,704	7,508,502
SECURITY	NUMBER OF SHARES	VALUE ($)
Chesapeake Utilities Corp.	47,302	5,601,503
Clearway Energy, Inc., Class C	279,034	8,080,825
Essential Utilities, Inc.	145,420	5,669,926
Hawaiian Electric Industries, Inc. *	1,336,530	14,340,967
IDACORP, Inc.	167,564	17,076,447
MGE Energy, Inc.	88,369	7,662,034
New Jersey Resources Corp.	325,237	15,061,725
Northwest Natural Holding Co.	177,526	7,140,096
Northwestern Energy Group, Inc.	277,003	15,066,193
ONE Gas, Inc.	232,865	16,053,713
Ormat Technologies, Inc.	108,620	8,095,449
Otter Tail Corp.	104,761	8,857,542
SJW Group	72,982	4,305,208
Southwest Gas Holdings, Inc.	320,098	23,277,527
Spire, Inc.	258,273	17,038,270
TXNM Energy, Inc.	381,217	15,622,273
Unitil Corp.	53,704	3,238,351
		275,704,489
Total Common Stocks (Cost $7,521,193,613)		8,931,266,839

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)	8,164,863	8,164,863
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)(e)	43,934,442	43,934,442
		52,099,305
Total Short-Term Investments (Cost $52,099,305)		52,099,305
Total Investments in Securities (Cost $7,573,292,918)		8,983,366,144

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/20/24	100	11,115,500	424,868

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $42,448,329.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value at August 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/24	BALANCE OF SHARES HELD AT 8/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Consumer Durables & Apparel 0.1%
Fossil Group, Inc.	$—	$171,200	($2,008,625 )	($4,815,951 )	$4,400,006	$—	—	$—
Tupperware Brands Corp.	—	1,173,657	(1,446,883)	(7,263,452)	6,677,511	3,819,931	3,183,276	—
						3,819,931

Equity Real Estate Investment Trusts (REITs) 0.2%
Ashford Hospitality Trust, Inc.	—	183,080	(2,168,913)	(3,336,646)	2,535,293	—	—	—
Diversified Healthcare Trust	—	4,156,367	(15,162,149)	4,217,525	(6,768,107)	20,113,502	5,779,742	130,409
						20,113,502

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Emergent BioSolutions, Inc.	—	3,768,629	(5,522,860)	(3,971,020)	18,829,323	19,641,682	2,363,620	—

Transportation 0.0%
Daseke, Inc.	—	1,535,237	(18,118,057)	3,725,718	(3,729,879)	—	—	—
Total	$—	$10,988,170	($44,427,487 )	($11,443,826 )	$21,944,147	$43,575,115		$130,409

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$8,525,022,015	$—	$—	$8,525,022,015
Health Care Equipment & Services	376,897,283	—	0 *	376,897,283
Telecommunication Services	29,347,541	—	0 *	29,347,541
Short-Term Investments[1]	52,099,305	—	—	52,099,305
Futures Contracts[2]	424,868	—	—	424,868
Total	$8,983,791,012	$—	$0	$8,983,791,012

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Assets and Liabilities

As of August 31, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $22,537,382) including securities on loan of $3,243,360		$43,575,115
Investments in securities, at value - unaffiliated issuers (cost $7,550,755,536) including securities on loan of $39,204,969		8,939,791,029
Cash		61,169
Deposit with broker for futures contracts		1,088,000
Receivables:
Dividends		9,835,928
Income from securities on loan		1,121,358
Variation margin on future contracts	+	83,048
Total assets		8,995,555,647

Liabilities
Collateral held for securities on loan		43,934,442
Payables:
Investments bought		7,277,120
Management fees	+	1,956,832
Total liabilities		53,168,394
Net assets		$8,942,387,253

Net Assets by Source
Capital received from investors		$8,314,891,932
Total distributable earnings	+	627,495,321
Net assets		$8,942,387,253

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding[1]	=	NAV[1]
$8,942,387,253		303,600,000		$29.45

[1]
Net Asset Value and Shares Outstanding have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 11 for additional information).

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Operations

For the period March 1, 2024 through August 31, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $25,075)		$80,474,679
Dividends received from securities - affiliated issuers		130,409
Other Interest		32,662
Securities on loan, net	+	3,160,694
Total investment income		83,798,444

Expenses
Management fees		10,595,143
Total expenses	–	10,595,143
Net investment income		73,203,301

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(21,183,832)
Net realized losses on sales of securities - unaffiliated issuers		(365,629,379)
Net realized gains on sales of in-kind redemptions - affiliated issuers		9,740,006
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		376,771,762
Net realized gains on futures contracts	+	1,205,506
Net realized gains		904,063
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		21,944,147
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		496,008,969
Net change in unrealized appreciation (depreciation) on futures contracts	+	276,845
Net change in unrealized appreciation (depreciation)	+	518,229,961
Net realized and unrealized gains		519,134,024
Increase in net assets resulting from operations		$592,337,325
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/24-8/31/24		3/1/23-2/29/24
Net investment income		$73,203,301	$98,643,979
Net realized gains		904,063	165,137,207
Net change in unrealized appreciation (depreciation)	+	518,229,961	432,458,649
Increase in net assets resulting from operations		$592,337,325	$696,239,835

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($54,244,320 )	($100,406,860 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		46,700,000	$1,298,857,771	67,900,000	$1,703,422,320
Shares redeemed	+	(31,100,000)	(852,841,281)	(31,300,000)	(773,969,779)
Net transactions in fund shares		15,600,000	$446,016,490	36,600,000	$929,452,541

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		288,000,000	$7,958,277,758	251,400,000	$6,432,992,242
Total increase	+	15,600,000	984,109,495	36,600,000	1,525,285,516
End of period		303,600,000	$8,942,387,253	288,000,000	$7,958,277,758

[1]
For the period ended August 31, 2024, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 11 for additional information).

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 8/31/24*	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20
Per-Share Data
Net asset value at beginning of period	$34.11	$30.98	$32.25	$30.94	$25.24	$27.54
Income (loss) from investment operations:
Net investment income (loss)[1]	0.78	1.06	1.03	1.04	0.70	0.91
Net realized and unrealized gains (losses)	2.34	3.22	(1.40)	1.42	5.64	(2.29)
Total from investment operations	3.12	4.28	(0.37)	2.46	6.34	(1.38)
Less distributions:
Distributions from net investment income	(0.32)	(1.15)	(0.90)	(1.15)	(0.64)	(0.92)
Net asset value at end of period	$36.91	$34.11	$30.98	$32.25	$30.94	$25.24
Total return	9.20%[2]	14.06%	(0.91%)	7.95%	25.47%	(5.32%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[3]	0.25%	0.25%[4]	0.25%	0.25%	0.25%
Net investment income (loss)	4.33%[3]	3.31%	3.50%	3.16%	2.74%	3.27%
Portfolio turnover rate[5]	6%[2]	11%	15%	15%	15%	20%
Net assets, end of period (x 1,000,000)	$13,960	$12,251	$9,343	$7,382	$5,721	$4,417

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 5.0%
AGL Energy Ltd.	1,318,496	10,386,303
Ampol Ltd.	354,783	6,964,039
ANZ Group Holdings Ltd.	2,139,292	44,125,903
APA Group	773,469	3,983,223
Aristocrat Leisure Ltd.	169,450	6,290,110
Aurizon Holdings Ltd.	2,361,385	5,415,436
BHP Group Ltd.	3,798,466	105,074,882
BlueScope Steel Ltd.	742,762	10,411,899
Brambles Ltd.	871,026	10,773,771
Coles Group Ltd.	998,564	12,730,710
Commonwealth Bank of Australia	715,333	67,706,821
Computershare Ltd.	182,489	3,520,169
CSL Ltd.	87,377	18,210,075
Downer EDI Ltd.	1,647,919	6,250,253
Endeavour Group Ltd.	1,163,890	4,216,996
Fortescue Ltd.	1,294,763	16,050,138
Goodman Group	205,284	4,652,127
Incitec Pivot Ltd.	1,954,173	4,017,497
Insurance Australia Group Ltd.	1,254,977	6,428,841
JB Hi-Fi Ltd.	118,908	6,419,636
Lendlease Corp. Ltd.	1,296,559	5,946,877
Macquarie Group Ltd.	141,102	20,645,841
Medibank Pvt Ltd.	2,122,552	5,558,986
Metcash Ltd.	1,684,322	4,091,270
Mineral Resources Ltd.	70,814	1,929,100
Mirvac Group	2,653,393	3,672,668
National Australia Bank Ltd.	1,776,657	46,012,487
Northern Star Resources Ltd.	300,151	3,107,737
Orica Ltd.	282,601	3,405,388
Origin Energy Ltd.	1,114,596	7,532,286
QBE Insurance Group Ltd.	650,751	6,971,832
Ramsay Health Care Ltd.	124,290	3,503,944
Rio Tinto Ltd.	430,460	32,580,094
Santos Ltd.	1,589,203	7,785,142
Scentre Group	2,900,329	6,769,486
Sims Ltd.	342,112	2,548,711
Sonic Healthcare Ltd.	318,415	5,980,115
South32 Ltd.	4,662,797	9,934,045
Stockland	1,486,940	5,064,623
Suncorp Group Ltd.	1,035,847	12,418,871
Telstra Group Ltd.	4,346,990	11,591,273
Transurban Group	803,288	7,385,171
Treasury Wine Estates Ltd.	437,067	3,389,567
Viva Energy Group Ltd.	1,335,825	2,610,310
Wesfarmers Ltd.	601,867	29,647,434
Westpac Banking Corp.	2,555,505	54,167,366
Whitehaven Coal Ltd.	568,878	2,582,232
Woodside Energy Group Ltd.	794,681	14,660,608
Woolworths Group Ltd.	657,720	15,922,668
Worley Ltd.	327,764	3,386,968
		694,431,929

Austria 0.3%
ams-OSRAM AG *	1,292,388	1,590,256
BAWAG Group AG *	77,601	5,939,746
Erste Group Bank AG	254,618	13,953,733
OMV AG	262,739	11,452,720
Raiffeisen Bank International AG	255,345	5,062,107
voestalpine AG	262,950	6,426,590
SECURITY	NUMBER OF SHARES	VALUE ($)
Wienerberger AG	123,122	4,069,433
		48,494,585

Belgium 0.7%
Ageas SA	203,761	10,492,262
Anheuser-Busch InBev SA	578,496	35,410,648
Colruyt Group NV	60,790	3,135,642
Groupe Bruxelles Lambert NV	95,348	7,361,464
KBC Group NV	178,731	13,915,878
Proximus SADP	531,180	4,004,029
Syensqo SA	56,829	4,680,059
UCB SA	57,914	10,493,989
Umicore SA	341,591	4,310,421
		93,804,392

Canada 7.8%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limitee	148,721	12,116,168
Algonquin Power & Utilities Corp.	575,972	3,123,988
Alimentation Couche-Tard, Inc.	592,894	33,842,579
AltaGas Ltd.	193,815	4,964,195
ARC Resources Ltd.	264,792	4,899,954
Atco Ltd., Class I	135,629	4,575,812
AtkinsRealis Group, Inc.	108,876	4,263,755
B2Gold Corp.	1,109,303	3,119,465
Bank of Montreal	350,278	29,293,143
Bank of Nova Scotia	969,514	48,391,176
Barrick Gold Corp.	1,274,064	25,722,338
Bausch Health Cos., Inc. *	541,286	3,208,959
BCE, Inc.	334,822	11,728,397
Brookfield Corp.	405,086	20,378,283
Brookfield Infrastructure Corp., Class A (a)	57,568	2,342,871
Canadian Imperial Bank of Commerce	599,595	35,039,215
Canadian National Railway Co.	212,838	25,076,272
Canadian Natural Resources Ltd.	1,235,175	44,705,499
Canadian Pacific Kansas City Ltd.	188,085	15,611,997
Canadian Tire Corp. Ltd., Class A	72,364	8,249,308
CCL Industries, Inc., Class B	19,234	1,099,595
Cenovus Energy, Inc.	718,060	13,314,279
CGI, Inc. *	104,073	11,724,284
CI Financial Corp.	270,172	3,496,049
Constellation Software, Inc.	1,618	5,283,114
Dollarama, Inc.	60,681	6,145,766
Emera, Inc.	196,528	7,400,331
Empire Co. Ltd., Class A	73,049	2,036,862
Enbridge, Inc.	1,433,433	57,667,028
Fairfax Financial Holdings Ltd.	11,775	14,214,397
Finning International, Inc.	148,931	4,420,137
First Quantum Minerals Ltd. *	461,448	5,810,256
Fortis, Inc.	314,613	13,842,739
Franco-Nevada Corp.	24,936	3,044,681
George Weston Ltd.	75,704	12,312,046
Gildan Activewear, Inc.	131,609	5,997,718
Great-West Lifeco, Inc. (a)	148,148	4,869,565
Hydro One Ltd.	150,868	5,128,001
iA Financial Corp., Inc.	57,197	4,395,819
Imperial Oil Ltd.	155,837	11,736,194
Intact Financial Corp.	49,252	9,268,622
Interfor Corp. *	138,909	1,721,224
Keyera Corp.	160,141	4,796,804
Kinross Gold Corp.	1,148,495	10,379,276
Linamar Corp.	76,503	3,587,453
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Loblaw Cos. Ltd.	128,756	16,802,527
Lundin Mining Corp.	467,917	4,853,630
Magna International, Inc.	561,453	23,595,398
Manulife Financial Corp.	1,211,957	33,460,894
MEG Energy Corp. *	153,389	3,054,692
Methanex Corp.	77,650	3,626,835
Metro, Inc.	185,302	11,639,894
National Bank of Canada	146,781	13,449,071
Northland Power, Inc. (a)	161,050	2,465,191
Nutrien Ltd.	561,315	27,183,847
Onex Corp.	155,965	11,019,097
Open Text Corp.	130,543	4,153,355
Parkland Corp.	151,530	4,100,389
Pembina Pipeline Corp.	305,373	12,301,020
Power Corp. of Canada	385,414	11,830,515
Quebecor, Inc., Class B	40,850	1,014,468
Restaurant Brands International, Inc.	87,090	6,050,259
RioCan Real Estate Investment Trust	182,259	2,522,078
Rogers Communications, Inc., Class B	54,080	2,192,091
Royal Bank of Canada	649,933	78,594,754
Russel Metals, Inc.	66,777	1,864,950
Saputo, Inc.	257,329	5,722,241
Stelco Holdings, Inc.	63,317	3,077,176
Sun Life Financial, Inc.	287,287	15,658,767
Suncor Energy, Inc.	1,473,742	59,769,792
TC Energy Corp.	685,120	31,730,804
Teck Resources Ltd., Class B	322,808	15,455,982
TELUS Corp.	366,982	5,927,804
TFI International, Inc.	33,601	4,972,524
Thomson Reuters Corp.	40,795	6,986,683
Toromont Industries Ltd.	32,406	2,901,452
Toronto-Dominion Bank	949,523	56,890,360
Tourmaline Oil Corp.	106,803	4,867,253
Veren, Inc.	535,779	3,875,975
Vermilion Energy, Inc.	239,294	2,462,629
Waste Connections, Inc.	54,903	10,237,968
West Fraser Timber Co. Ltd.	132,183	11,695,658
Wheaton Precious Metals Corp.	68,531	4,235,168
Whitecap Resources, Inc.	105,064	799,819
WSP Global, Inc.	37,136	6,190,298
		1,093,578,922

China 0.1%
China Gas Holdings Ltd.	1,158,570	980,278
GCL Technology Holdings Ltd. *	5,787,850	860,713
Kingboard Holdings Ltd.	482,215	982,926
SITC International Holdings Co. Ltd.	1,219,965	2,868,335
Xinyi Glass Holdings Ltd.	1,868,002	1,690,695
		7,382,947

Denmark 0.9%
AP Moller - Maersk AS, Class A	6,488	9,430,736
AP Moller - Maersk AS, Class B	11,967	17,874,315
Carlsberg AS, Class B	49,950	5,870,715
Coloplast AS, Class B	33,595	4,587,618
Danske Bank AS	380,463	11,890,527
DSV AS	78,440	14,026,682
Novo Nordisk AS, Class B	303,099	42,195,289
Novonesis (Novozymes) B, Class B	18,225	1,265,738
Orsted AS *	106,916	6,197,339
Pandora AS	37,126	6,506,664
Rockwool AS, Class B	2,009	871,741
Svitzer Group AS *(a)	26,856	1,032,417
SECURITY	NUMBER OF SHARES	VALUE ($)
Vestas Wind Systems AS *	338,010	7,769,826
		129,519,607

Finland 1.0%
Elisa OYJ	84,623	4,235,721
Fortum OYJ	536,344	8,584,601
Huhtamaki OYJ	65,529	2,688,112
Kesko OYJ, B Shares	344,438	7,001,811
Kone OYJ, B Shares	160,028	8,644,188
Neste OYJ	362,182	8,479,019
Nokia OYJ	5,120,801	22,548,157
Nordea Bank Abp	2,351,740	27,801,545
Outokumpu OYJ	1,007,504	3,752,669
Sampo OYJ, A Shares	285,646	12,776,896
Stora Enso OYJ, R Shares	735,786	9,524,893
UPM-Kymmene OYJ	483,697	16,372,660
Valmet OYJ	82,194	2,356,396
Wartsila OYJ Abp	289,647	6,418,617
		141,185,285

France 7.9%
Accor SA	91,998	3,876,766
Air Liquide SA	207,540	38,759,374
Alstom SA *	347,381	7,103,933
Arkema SA	85,923	8,003,352
Atos SE *(a)	844,287	765,950
AXA SA	1,268,495	48,300,939
Ayvens SA	486,003	3,383,748
BNP Paribas SA	1,090,825	75,561,230
Bollore SE	678,918	4,475,149
Bouygues SA	417,385	14,973,532
Bureau Veritas SA	119,493	3,946,841
Capgemini SE	66,271	13,754,131
Carrefour SA	1,359,338	21,937,814
Cie de Saint-Gobain SA	481,846	42,177,739
Cie Generale des Etablissements Michelin SCA	779,528	30,640,142
Credit Agricole SA	1,092,141	17,111,850
Danone SA	434,178	30,181,153
Dassault Systemes SE	84,857	3,313,787
Edenred SE	38,352	1,622,084
Eiffage SA	100,139	10,507,998
Elis SA	193,951	4,800,342
Engie SA	1,968,274	34,706,411
EssilorLuxottica SA	84,922	20,134,834
Eurazeo SE	52,455	4,139,852
Forvia SE	418,790	4,284,209
Hermes International SCA	2,600	6,242,252
Kering SA	37,344	10,706,043
Klepierre SA	121,390	3,635,960
Legrand SA	91,437	10,242,615
L'Oreal SA	60,522	26,568,948
LVMH Moet Hennessy Louis Vuitton SE	52,712	39,343,322
Orange SA	3,747,340	42,723,685
Pernod Ricard SA	67,939	9,685,976
Publicis Groupe SA	122,526	13,483,741
Renault SA	499,152	23,730,362
Rexel SA	338,003	8,545,255
Rubis SCA	181,362	5,845,828
Safran SA	84,983	18,620,697
Sanofi SA	702,167	78,655,538
Schneider Electric SE	176,004	44,749,884
SCOR SE	170,944	3,570,542
SEB SA	6,026	630,999
Societe Generale SA	1,391,858	33,632,337
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sodexo SA	51,933	4,627,513
Teleperformance SE	44,858	4,908,727
Thales SA	36,240	6,097,336
TotalEnergies SE	2,621,793	180,479,273
Unibail-Rodamco-Westfield *	54,643	4,382,695
Valeo SE	652,748	6,986,834
Veolia Environnement SA	546,892	18,124,321
Vinci SA	312,759	37,440,765
Vivendi SE	454,621	5,105,167
Wendel SE	30,664	3,114,177
		1,100,343,952

Germany 7.3%
adidas AG	102,594	26,346,221
Allianz SE	269,951	83,935,379
Aurubis AG (a)	100,608	7,606,092
BASF SE	1,549,620	78,645,328
Bayer AG	1,031,914	31,828,116
Bayerische Motoren Werke AG	478,895	44,432,048
Beiersdorf AG	28,520	4,127,619
BioNTech SE, ADR *	50,211	4,429,614
Brenntag SE	114,455	8,516,118
Commerzbank AG	477,293	7,068,863
Continental AG	210,676	14,243,689
Covestro AG *	355,072	21,773,817
Daimler Truck Holding AG	357,404	13,711,859
Deutsche Bank AG	1,349,339	22,027,367
Deutsche Boerse AG	39,573	8,887,700
Deutsche Lufthansa AG	757,236	4,935,230
Deutsche Post AG	1,064,697	46,197,713
Deutsche Telekom AG	3,659,352	104,139,297
E.ON SE	1,955,895	27,733,395
Evonik Industries AG	327,294	7,263,748
Freenet AG	150,502	4,391,330
Fresenius Medical Care AG	327,139	12,623,160
Fresenius SE & Co. KGaA *	823,355	30,412,471
GEA Group AG	99,566	4,672,887
Hannover Rueck SE	26,605	7,547,798
Hapag-Lloyd AG (a)	10,013	1,622,608
Heidelberg Materials AG	177,527	18,797,633
Henkel AG & Co. KGaA	79,674	6,627,565
Infineon Technologies AG	360,809	13,179,523
K&S AG	329,311	3,903,949
KION Group AG	125,346	4,863,029
Kloeckner & Co. SE	334,185	1,916,131
Knorr-Bremse AG	35,660	2,934,747
Lanxess AG	203,951	5,763,483
Mercedes-Benz Group AG	1,130,077	77,979,996
Merck KGaA	45,022	8,763,458
METRO AG	475,564	2,510,936
MTU Aero Engines AG	18,265	5,458,733
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	55,474	30,045,060
ProSiebenSat.1 Media SE (a)	320,701	2,039,383
Puma SE	58,414	2,527,499
Rheinmetall AG	14,265	8,558,141
RWE AG	294,246	10,627,620
Salzgitter AG	85,273	1,493,229
SAP SE	295,136	64,592,362
Siemens AG	345,522	64,987,313
Siemens Healthineers AG	88,995	5,179,580
Symrise AG	41,124	5,419,174
thyssenkrupp AG	1,781,017	6,300,619
United Internet AG	146,474	3,108,072
Volkswagen AG	85,537	9,562,771
Vonovia SE	438,260	15,125,729
SECURITY	NUMBER OF SHARES	VALUE ($)
Zalando SE *	140,344	3,641,328
		1,015,026,530

Hong Kong 1.2%
AIA Group Ltd.	4,039,869	28,717,852
BOC Hong Kong Holdings Ltd.	2,048,124	6,459,137
CK Asset Holdings Ltd.	1,964,057	7,943,951
CLP Holdings Ltd.	1,442,858	12,929,564
Galaxy Entertainment Group Ltd.	680,445	2,634,408
Hang Seng Bank Ltd.	492,681	5,956,082
HKT Trust & HKT Ltd.	889,575	1,130,159
Hong Kong & China Gas Co. Ltd.	6,886,366	5,605,921
Hong Kong Exchanges & Clearing Ltd.	154,723	4,768,398
Hongkong Land Holdings Ltd.	752,706	2,822,648
Jardine Matheson Holdings Ltd.	430,467	15,514,031
Lenovo Group Ltd.	7,030,653	8,643,654
Link REIT	922,042	4,361,744
MTR Corp. Ltd.	943,824	3,333,464
New World Development Co. Ltd. (a)	4,308,712	4,336,110
Orient Overseas International Ltd.	171,538	2,386,015
Pacific Basin Shipping Ltd.	8,751,189	2,412,063
PCCW Ltd.	4,377,238	2,474,696
Sun Hung Kai Properties Ltd.	1,396,220	13,684,044
Swire Pacific Ltd., A Shares	795,709	6,752,979
Techtronic Industries Co. Ltd.	509,378	6,863,190
WH Group Ltd.	21,686,268	15,791,242
Wharf Real Estate Investment Co. Ltd.	991,676	2,892,240
Yue Yuen Industrial Holdings Ltd.	464,990	805,941
		169,219,533

Ireland 0.8%
Allegion PLC	6,544	908,569
Bank of Ireland Group PLC	400,358	4,595,530
CRH PLC	353,604	31,341,000
DCC PLC	147,044	10,348,679
Flutter Entertainment PLC *	24,022	5,114,490
Glanbia PLC	155,653	2,756,677
Grafton Group PLC	179,260	2,542,986
ICON PLC *	3,380	1,088,563
James Hardie Industries PLC *	110,615	4,133,880
Kerry Group PLC, Class A	73,121	7,349,137
Kingspan Group PLC	50,349	4,386,054
Medtronic PLC	176,737	15,655,363
Perrigo Co. PLC	38,319	1,115,083
Ryanair Holdings PLC, ADR	13,181	1,469,154
Smurfit WestRock PLC	252,209	11,902,936
Trane Technologies PLC	8,869	3,207,563
		107,915,664

Isle Of Man 0.0%
Entain PLC	367,695	3,121,752

Israel 0.3%
Bank Hapoalim BM	682,680	6,790,102
Bank Leumi Le-Israel BM	953,778	9,181,510
Check Point Software Technologies Ltd. *	9,027	1,737,697
ICL Group Ltd.	824,994	3,754,831
Israel Corp. Ltd.	5,693	1,282,514
Israel Discount Bank Ltd., A Shares	670,175	3,707,901
Oil Refineries Ltd.	3,754,257	975,952
Teva Pharmaceutical Industries Ltd. *	428,486	8,093,690
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ZIM Integrated Shipping Services Ltd. (a)	202,691	3,703,165
		39,227,362

Italy 2.4%
A2A SpA	1,957,728	4,468,373
Banco BPM SpA	987,030	6,712,587
BPER Banca SpA	771,838	4,322,998
Enel SpA	8,864,798	67,352,620
Eni SpA	3,598,536	58,449,761
Generali	1,024,034	28,201,560
Hera SpA	979,429	3,772,772
Intesa Sanpaolo SpA	13,027,006	54,282,556
Leonardo SpA	319,641	8,123,492
Mediobanca Banca di Credito Finanziario SpA	377,506	6,387,011
Moncler SpA	39,328	2,412,552
Pirelli & C SpA	418,373	2,544,255
Poste Italiane SpA	328,174	4,558,860
Prysmian SpA	134,249	9,421,254
Snam SpA	1,201,581	5,962,524
Telecom Italia SpA *	42,545,418	11,264,771
Terna - Rete Elettrica Nazionale	573,047	4,986,912
UniCredit SpA	1,128,524	46,693,720
Unipol Gruppo SpA	504,206	5,346,652
		335,265,230

Japan 26.1%
Advantest Corp.	140,453	6,406,019
Aeon Co. Ltd. (a)	751,153	18,824,610
AGC, Inc.	344,661	10,874,439
Air Water, Inc.	295,480	4,130,693
Aisin Corp.	436,035	15,224,765
Ajinomoto Co., Inc.	218,744	8,408,435
Alfresa Holdings Corp.	531,601	8,747,749
Alps Alpine Co. Ltd.	651,310	6,957,953
Amada Co. Ltd.	352,837	3,634,872
ANA Holdings, Inc.	66,165	1,338,477
Asahi Group Holdings Ltd.	436,911	16,284,578
Asahi Kasei Corp.	2,638,706	18,702,274
Astellas Pharma, Inc.	1,354,112	16,897,919
Bandai Namco Holdings, Inc.	369,439	7,934,039
Bridgestone Corp.	691,393	26,980,495
Brother Industries Ltd.	402,318	7,461,693
Canon, Inc.	1,028,117	35,425,040
Central Japan Railway Co.	712,365	16,536,477
Chubu Electric Power Co., Inc.	1,334,372	16,669,913
Chugai Pharmaceutical Co. Ltd.	192,833	9,779,052
Chugoku Electric Power Co., Inc.	660,733	4,567,342
Coca-Cola Bottlers Japan Holdings, Inc.	311,801	4,417,743
COMSYS Holdings Corp.	167,989	3,698,862
Cosmo Energy Holdings Co. Ltd.	198,316	10,964,210
Dai Nippon Printing Co. Ltd.	313,162	11,289,360
Daicel Corp.	295,190	2,644,657
Daido Steel Co. Ltd.	241,809	2,401,400
Daifuku Co. Ltd.	175,834	3,390,968
Dai-ichi Life Holdings, Inc.	853,418	24,482,174
Daiichi Sankyo Co. Ltd.	342,479	14,366,689
Daikin Industries Ltd.	137,674	17,501,774
Daito Trust Construction Co. Ltd.	85,259	10,539,899
Daiwa House Industry Co. Ltd.	986,601	30,416,894
Daiwa Securities Group, Inc.	832,786	6,142,730
Daiwabo Holdings Co. Ltd.	189,268	3,581,800
Denka Co. Ltd.	218,252	3,394,332
Denso Corp.	1,725,114	26,545,228
SECURITY	NUMBER OF SHARES	VALUE ($)
Dentsu Group, Inc.	174,219	5,356,811
DIC Corp.	222,764	4,793,239
Disco Corp.	12,744	3,733,794
Dowa Holdings Co. Ltd.	102,494	3,553,379
East Japan Railway Co.	973,331	18,727,288
Ebara Corp.	338,645	4,585,273
EDION Corp.	244,918	3,081,555
Eisai Co. Ltd.	149,038	6,263,271
Electric Power Development Co. Ltd.	433,769	7,385,140
ENEOS Holdings, Inc.	10,235,098	55,496,788
EXEO Group, Inc.	333,060	3,582,102
FANUC Corp.	447,006	13,161,050
Fast Retailing Co. Ltd.	37,279	11,943,720
Fuji Electric Co. Ltd.	107,474	6,433,456
Fuji Media Holdings, Inc.	65,665	772,078
FUJIFILM Holdings Corp.	924,761	24,801,289
Fujikura Ltd.	340,242	9,830,693
Fujitsu Ltd.	1,812,739	33,334,080
Furukawa Electric Co. Ltd.	208,073	5,144,485
Hakuhodo DY Holdings, Inc.	360,521	3,047,982
Hankyu Hanshin Holdings, Inc.	167,868	5,154,616
Hanwa Co. Ltd.	111,286	3,890,290
Haseko Corp.	422,197	5,246,835
Hino Motors Ltd. *	1,309,811	3,956,285
Hitachi Construction Machinery Co. Ltd.	137,923	3,362,705
Hitachi Ltd.	3,730,948	91,528,081
Honda Motor Co. Ltd.	8,803,081	96,008,328
Hoya Corp.	89,167	12,612,166
Ibiden Co. Ltd.	23,770	824,575
Idemitsu Kosan Co. Ltd.	3,456,667	25,140,691
IHI Corp.	222,674	9,692,715
Iida Group Holdings Co. Ltd.	365,718	5,650,099
INFRONEER Holdings, Inc.	223,167	1,872,944
Inpex Corp.	1,061,506	15,816,334
Isetan Mitsukoshi Holdings Ltd.	358,339	5,397,050
Isuzu Motors Ltd.	841,552	12,689,313
ITOCHU Corp.	1,198,716	63,440,854
Iwatani Corp.	78,327	4,759,708
Japan Airlines Co. Ltd.	82,745	1,395,137
Japan Exchange Group, Inc.	109,418	2,530,956
Japan Post Bank Co. Ltd.	436,811	4,091,963
Japan Post Holdings Co. Ltd.	2,666,075	25,991,508
Japan Post Insurance Co. Ltd.	296,609	5,591,784
Japan Tobacco, Inc.	868,799	25,078,549
JFE Holdings, Inc.	1,318,745	18,249,862
JGC Holdings Corp.	213,306	1,948,401
JTEKT Corp.	682,309	5,257,723
Kajima Corp.	589,429	10,761,972
Kaneka Corp.	168,093	4,348,795
Kansai Electric Power Co., Inc.	1,109,555	19,698,497
Kansai Paint Co. Ltd.	60,275	1,076,923
Kao Corp.	407,859	18,333,417
Kawasaki Heavy Industries Ltd.	207,033	7,324,110
Kawasaki Kisen Kaisha Ltd.	357,372	5,248,721
KDDI Corp.	1,633,594	55,098,246
Kewpie Corp.	198,091	5,070,466
Keyence Corp.	25,390	12,138,305
Kikkoman Corp.	369,093	4,164,828
Kinden Corp.	155,408	3,330,057
Kintetsu Group Holdings Co. Ltd.	115,543	2,691,679
Kirin Holdings Co. Ltd.	828,166	12,527,287
Kobe Steel Ltd.	708,269	8,699,832
Koito Manufacturing Co. Ltd.	369,257	5,434,688
Komatsu Ltd.	914,962	25,487,352
Konica Minolta, Inc.	1,688,643	5,046,039
K's Holdings Corp.	472,822	5,098,249
Kubota Corp.	992,712	13,874,310
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kuraray Co. Ltd.	556,596	7,301,249
Kurita Water Industries Ltd.	56,960	2,281,842
Kyocera Corp.	1,172,482	14,434,078
Kyushu Electric Power Co., Inc.	1,210,919	12,836,465
Kyushu Railway Co.	111,241	2,987,207
Lixil Corp.	633,064	7,523,899
LY Corp.	1,623,056	4,455,448
Makita Corp.	227,606	7,611,096
Marubeni Corp.	1,514,880	25,874,843
MatsukiyoCocokara & Co.	272,577	4,395,528
Mazda Motor Corp.	1,571,237	13,186,715
Medipal Holdings Corp.	481,579	8,442,227
MEIJI Holdings Co. Ltd.	402,675	10,027,812
Minebea Mitsumi, Inc.	400,278	8,409,398
MISUMI Group, Inc.	222,903	4,209,140
Mitsubishi Chemical Group Corp.	3,003,059	17,506,243
Mitsubishi Corp.	3,480,813	72,028,361
Mitsubishi Electric Corp.	2,472,635	41,452,574
Mitsubishi Estate Co. Ltd.	872,336	14,980,778
Mitsubishi Gas Chemical Co., Inc.	313,666	5,821,794
Mitsubishi Heavy Industries Ltd.	2,890,213	38,558,008
Mitsubishi Materials Corp.	391,066	6,919,965
Mitsubishi Motors Corp.	1,279,904	3,662,896
Mitsubishi UFJ Financial Group, Inc.	5,926,711	62,195,765
Mitsui & Co. Ltd.	2,399,109	51,457,144
Mitsui Chemicals, Inc.	313,929	8,389,119
Mitsui Fudosan Co. Ltd.	1,892,933	20,384,732
Mitsui Mining & Smelting Co. Ltd.	126,211	4,060,110
Mitsui OSK Lines Ltd.	317,376	11,415,117
Mizuho Financial Group, Inc.	1,648,804	34,073,358
Morinaga Milk Industry Co. Ltd.	110,750	2,564,809
MS&AD Insurance Group Holdings, Inc.	1,112,899	25,566,754
Murata Manufacturing Co. Ltd.	1,151,816	23,992,706
Nagase & Co. Ltd.	226,180	4,953,731
Nagoya Railroad Co. Ltd.	215,862	2,583,287
NEC Corp.	300,343	26,536,951
NGK Insulators Ltd.	374,165	4,989,124
NH Foods Ltd.	246,917	9,265,853
NHK Spring Co. Ltd.	329,147	3,769,463
Nichirei Corp.	150,490	4,522,813
NIDEC Corp.	273,239	11,158,127
Nikon Corp.	415,135	4,446,297
Nintendo Co. Ltd.	481,394	26,125,307
NIPPON EXPRESS HOLDINGS, Inc.	80,075	4,088,304
Nippon Paint Holdings Co. Ltd.	259,930	1,646,286
Nippon Paper Industries Co. Ltd.	509,305	3,235,515
Nippon Sanso Holdings Corp.	67,400	2,303,834
Nippon Steel Corp.	1,460,691	33,205,503
Nippon Telegraph & Telephone Corp.	35,463,094	37,921,800
Nippon Yusen KK	581,295	21,051,259
Nissan Chemical Corp.	57,286	1,963,237
Nissan Motor Co. Ltd.	6,640,412	19,405,208
Nisshin Seifun Group, Inc.	357,608	4,638,183
Nissin Foods Holdings Co. Ltd.	115,183	3,013,166
Nissui Corp.	565,525	3,595,388
Niterra Co. Ltd.	203,143	6,002,000
Nitori Holdings Co. Ltd.	46,586	6,949,266
Nitto Denko Corp.	136,595	11,365,327
NOK Corp.	202,919	3,326,587
Nomura Holdings, Inc.	1,960,736	11,423,319
Nomura Research Institute Ltd.	164,883	5,560,081
NSK Ltd.	1,041,299	5,368,656
NTT Data Group Corp.	530,776	8,067,081
Obayashi Corp.	1,127,646	14,435,851
Oji Holdings Corp.	2,272,866	9,097,396
Olympus Corp.	478,094	8,732,468
Omron Corp.	175,678	7,270,599
SECURITY	NUMBER OF SHARES	VALUE ($)
Ono Pharmaceutical Co. Ltd.	272,660	4,037,327
ORIX Corp.	828,663	20,738,628
Osaka Gas Co. Ltd.	592,657	14,628,682
Otsuka Corp.	188,097	4,477,485
Otsuka Holdings Co. Ltd.	341,529	20,064,140
PALTAC Corp.	76,902	2,360,324
Pan Pacific International Holdings Corp.	197,705	5,034,787
Panasonic Holdings Corp.	4,114,235	34,260,568
Persol Holdings Co. Ltd.	2,660,606	5,202,256
Recruit Holdings Co. Ltd.	549,258	34,127,517
Renesas Electronics Corp.	381,578	6,588,284
Rengo Co. Ltd.	453,164	3,126,288
Resona Holdings, Inc.	1,323,838	9,369,287
Resonac Holdings Corp.	335,971	8,212,086
Ricoh Co. Ltd.	1,364,341	14,242,631
Rohm Co. Ltd.	284,949	3,571,525
Ryohin Keikaku Co. Ltd. (a)	268,850	5,061,075
Sankyu, Inc.	93,655	3,064,909
Sanwa Holdings Corp.	204,527	4,659,291
SBI Holdings, Inc.	213,510	5,231,988
Secom Co. Ltd.	143,011	10,430,801
Seiko Epson Corp.	395,781	7,367,634
Seino Holdings Co. Ltd.	244,842	3,893,628
Sekisui Chemical Co. Ltd.	526,380	8,009,305
Sekisui House Ltd.	775,530	19,994,778
Seven & i Holdings Co. Ltd.	2,437,747	35,133,492
SG Holdings Co. Ltd.	499,695	5,424,044
Sharp Corp. *	148,255	1,016,571
Shimadzu Corp.	142,598	4,744,942
Shimamura Co. Ltd.	67,157	3,588,348
Shimano, Inc.	39,294	7,394,359
Shimizu Corp.	1,049,723	7,019,061
Shin-Etsu Chemical Co. Ltd.	888,129	39,171,487
Shionogi & Co. Ltd.	140,084	6,548,895
Shiseido Co. Ltd.	239,554	5,365,101
SMC Corp.	19,268	8,866,152
SoftBank Corp.	2,870,292	40,174,823
SoftBank Group Corp.	1,105,324	63,804,459
Sojitz Corp.	339,529	8,103,178
Sompo Holdings, Inc.	826,028	19,458,645
Sony Group Corp.	676,560	65,980,921
Stanley Electric Co. Ltd.	227,312	4,350,159
Subaru Corp.	1,098,345	20,823,333
SUMCO Corp.	313,834	3,597,328
Sumitomo Chemical Co. Ltd.	5,278,782	15,150,599
Sumitomo Corp.	1,173,187	27,765,547
Sumitomo Electric Industries Ltd.	1,633,441	27,019,283
Sumitomo Forestry Co. Ltd.	166,727	6,972,293
Sumitomo Heavy Industries Ltd.	234,901	5,459,325
Sumitomo Metal Mining Co. Ltd.	316,609	8,880,404
Sumitomo Mitsui Financial Group, Inc.	804,356	52,756,429
Sumitomo Mitsui Trust Holdings, Inc.	450,749	11,153,797
Sumitomo Realty & Development Co. Ltd.	269,297	9,182,786
Sumitomo Rubber Industries Ltd.	445,677	4,551,504
Sundrug Co. Ltd.	69,073	2,011,397
Suntory Beverage & Food Ltd.	137,355	5,046,868
Suzuken Co. Ltd.	230,280	8,160,742
Suzuki Motor Corp.	2,368,910	27,552,276
Sysmex Corp.	219,026	4,241,979
T&D Holdings, Inc.	292,173	4,913,194
Taiheiyo Cement Corp.	304,308	6,928,203
Taisei Corp.	285,076	12,927,831
Taiyo Yuden Co. Ltd.	143,018	3,532,109
Takeda Pharmaceutical Co. Ltd.	1,331,315	39,618,062
TDK Corp.	301,510	20,390,570
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Teijin Ltd.	592,774	5,546,888
Terumo Corp.	477,688	8,823,474
TIS, Inc.	176,976	4,427,894
Tobu Railway Co. Ltd.	151,637	2,616,065
Toho Gas Co. Ltd.	173,355	5,112,368
Tohoku Electric Power Co., Inc.	1,449,918	13,189,220
Tokio Marine Holdings, Inc.	965,903	36,525,270
Tokyo Electric Power Co. Holdings, Inc. *	5,063,621	24,162,658
Tokyo Electron Ltd.	135,274	23,974,078
Tokyo Gas Co. Ltd.	665,712	16,660,517
Tokyu Corp.	433,666	5,308,950
Tokyu Fudosan Holdings Corp.	660,537	4,736,105
TOPPAN Holdings, Inc.	395,815	11,914,818
Toray Industries, Inc.	2,909,040	14,992,230
Tosoh Corp.	621,347	8,001,275
TOTO Ltd.	178,249	6,185,860
Toyo Seikan Group Holdings Ltd.	295,625	4,705,271
Toyo Suisan Kaisha Ltd.	62,809	3,918,957
Toyoda Gosei Co. Ltd.	120,352	2,157,748
Toyota Industries Corp.	134,304	10,552,095
Toyota Motor Corp.	9,522,247	180,465,235
Toyota Tsusho Corp.	954,474	18,305,475
Tsuruha Holdings, Inc.	55,707	3,381,329
UBE Corp.	268,154	4,874,858
Unicharm Corp.	142,249	4,961,936
West Japan Railway Co.	394,005	7,519,933
Yakult Honsha Co. Ltd.	138,681	2,930,678
Yamada Holdings Co. Ltd.	2,130,809	6,617,574
Yamaha Corp.	152,579	3,664,495
Yamaha Motor Co. Ltd.	1,294,439	11,263,722
Yamato Holdings Co. Ltd.	625,910	7,273,375
Yamazaki Baking Co. Ltd.	171,077	3,170,573
Yaskawa Electric Corp.	103,702	3,432,874
Yokogawa Electric Corp.	173,017	4,857,618
Yokohama Rubber Co. Ltd.	196,989	4,498,392
		3,649,516,247

Jersey 1.0%
Amcor PLC	764,328	8,655,378
Aptiv PLC *	40,220	2,876,937
Experian PLC	220,671	10,684,225
Glencore PLC *	20,824,019	109,690,846
Man Group PLC	1,043,521	3,066,558
WPP PLC	979,944	9,326,912
		144,300,856

Luxembourg 0.4%
Aperam SA	107,336	3,024,908
ArcelorMittal SA	1,376,249	32,249,742
B&M European Value Retail SA	685,812	4,010,913
Eurofins Scientific SE	59,508	3,401,496
Millicom International Cellular SA *	46,386	1,197,686
SES SA, Class A	753,215	4,060,283
Subsea 7 SA	187,413	3,347,609
Tenaris SA	263,646	3,844,857
		55,137,494

Mauritius 0.0%
Golden Agri-Resources Ltd.	7,363,964	1,497,143

Netherlands 3.1%
Aalberts NV	77,925	3,037,907
ABN AMRO Bank NV, GDR	567,352	9,727,750
SECURITY	NUMBER OF SHARES	VALUE ($)
Aegon Ltd.	1,580,548	9,664,285
AerCap Holdings NV	20,309	1,978,503
Airbus SE	122,155	18,770,319
Akzo Nobel NV	259,319	16,562,219
ASM International NV	3,864	2,613,285
ASML Holding NV	49,879	44,831,384
ASR Nederland NV	134,981	6,611,413
EXOR NV	167,319	18,631,663
Ferrari NV	13,398	6,632,086
Ferrovial SE	113,142	4,726,440
Heineken Holding NV	104,460	7,868,402
Heineken NV	124,256	11,203,924
IMCD NV	12,816	2,096,695
ING Groep NV, Series N	2,600,343	47,187,171
Iveco Group NV	298,666	3,148,571
Koninklijke Ahold Delhaize NV	1,668,802	57,373,935
Koninklijke KPN NV	2,823,122	11,540,306
Koninklijke Philips NV *	876,058	26,385,770
NN Group NV	404,522	19,831,529
NXP Semiconductors NV	16,748	4,293,517
Prosus NV	169,348	6,285,242
Randstad NV	213,859	10,309,179
SBM Offshore NV	166,165	3,139,652
Signify NV	199,601	4,913,669
Stellantis NV	3,035,708	50,867,088
STMicroelectronics NV	195,319	6,220,034
STMicroelectronics NV	38,461	1,224,384
Universal Music Group NV	46,513	1,216,596
Wolters Kluwer NV	55,433	9,458,457
		428,351,375

New Zealand 0.0%
Fletcher Building Ltd.	1,570,206	3,015,966
Spark New Zealand Ltd.	1,414,689	3,177,509
		6,193,475

Norway 0.7%
Aker BP ASA	193,718	4,643,511
DNB Bank ASA	681,273	14,413,746
Equinor ASA	1,177,768	31,300,551
Mowi ASA	313,581	5,468,025
Norsk Hydro ASA	1,773,519	9,945,717
Orkla ASA	661,117	5,879,536
Telenor ASA	958,632	11,901,221
Yara International ASA	288,255	8,403,650
		91,955,957

Poland 0.3%
Bank Polska Kasa Opieki SA	20,671	848,067
KGHM Polska Miedz SA	162,304	5,833,043
ORLEN SA *	835,931	13,926,051
PGE Polska Grupa Energetyczna SA *	2,104,342	3,694,218
Powszechna Kasa Oszczednosci Bank Polski SA	349,473	5,237,435
Powszechny Zaklad Ubezpieczen SA	512,584	6,190,134
		35,728,948

Portugal 0.2%
EDP SA	2,814,767	11,827,066
Galp Energia SGPS SA	538,957	11,191,681
Jeronimo Martins SGPS SA	179,664	3,329,085
		26,347,832

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 5.9%
BNK Financial Group, Inc.	625,265	4,755,543
CJ CheilJedang Corp.	20,081	4,840,425
CJ Corp.	72,614	6,082,649
Coway Co. Ltd.	63,939	3,216,455
DB Insurance Co. Ltd.	67,159	5,831,825
DL E&C Co. Ltd.	171,907	4,246,683
Doosan Enerbility Co. Ltd. *	298,445	4,043,758
E-MART, Inc.	114,248	5,447,915
GS Engineering & Construction Corp. *	323,262	4,960,790
GS Holdings Corp.	241,636	8,166,984
Hana Financial Group, Inc.	398,707	18,475,101
Hankook Tire & Technology Co. Ltd.	133,064	4,323,073
Hanwha Corp.	238,459	5,185,638
Hanwha Solutions Corp.	136,730	2,640,741
HD Hyundai Co. Ltd.	105,268	6,375,103
HMM Co. Ltd.	449,595	5,711,440
Hyundai Engineering & Construction Co. Ltd.	193,778	4,641,910
Hyundai Glovis Co. Ltd.	81,726	6,852,051
Hyundai Marine & Fire Insurance Co. Ltd.	107,693	2,805,492
Hyundai Mobis Co. Ltd.	119,559	19,466,319
Hyundai Motor Co.	189,180	36,183,321
Hyundai Steel Co.	333,930	6,349,382
Industrial Bank of Korea	427,201	4,416,398
KB Financial Group, Inc.	419,062	26,947,206
Kia Corp.	356,443	28,310,516
Korea Electric Power Corp.	982,799	15,964,920
Korea Gas Corp. *	176,600	6,900,865
Korea Zinc Co. Ltd.	12,285	4,920,070
Korean Air Lines Co. Ltd.	252,390	4,166,036
KT Corp.	78,416	2,265,866
KT&G Corp.	105,925	8,579,620
Kumho Petrochemical Co. Ltd.	34,919	3,578,554
LG Chem Ltd.	40,819	9,823,939
LG Corp.	60,975	3,615,091
LG Display Co. Ltd. *	1,055,899	8,900,268
LG Electronics, Inc.	276,513	20,575,208
LG H&H Co. Ltd.	14,572	3,867,031
LG Innotek Co. Ltd.	22,368	4,654,942
LG Uplus Corp.	790,559	5,770,072
Lotte Chemical Corp.	62,851	3,890,989
Lotte Shopping Co. Ltd.	42,672	1,993,287
NAVER Corp.	38,610	4,887,488
POSCO Holdings, Inc.	144,623	36,809,387
Posco International Corp.	40,538	1,711,527
Samsung C&T Corp.	100,186	11,077,196
Samsung Electro-Mechanics Co. Ltd.	62,604	6,692,257
Samsung Electronics Co. Ltd.	4,832,731	268,796,581
Samsung Fire & Marine Insurance Co. Ltd.	38,908	10,092,167
Samsung Life Insurance Co. Ltd.	90,568	6,589,969
Samsung SDI Co. Ltd.	20,804	5,513,056
Samsung SDS Co. Ltd.	43,836	4,945,230
Shinhan Financial Group Co. Ltd.	622,099	26,125,504
SK Hynix, Inc.	475,715	61,857,016
SK Innovation Co. Ltd. *	117,884	9,707,108
SK Telecom Co. Ltd.	61,529	2,542,502
SK, Inc.	139,463	14,950,108
S-Oil Corp.	79,739	3,724,755
Woori Financial Group, Inc.	1,004,563	12,047,086
		827,812,413

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore 0.7%
ComfortDelGro Corp. Ltd.	3,208,233	3,495,102
DBS Group Holdings Ltd.	868,298	24,221,347
Jardine Cycle & Carriage Ltd.	100,919	2,142,337
Olam Group Ltd.	2,630,900	2,280,806
Oversea-Chinese Banking Corp. Ltd.	1,688,513	18,848,336
Singapore Airlines Ltd.	811,777	3,911,128
Singapore Telecommunications Ltd.	5,931,349	14,243,064
United Overseas Bank Ltd.	644,028	15,509,639
Venture Corp. Ltd.	301,125	3,238,922
Wilmar International Ltd.	3,639,573	8,767,701
		96,658,382

Spain 2.9%
Acciona SA	21,355	2,890,909
Acerinox SA	318,396	3,355,158
ACS Actividades de Construccion y Servicios SA	272,830	12,418,056
Aena SME SA	23,013	4,651,386
Amadeus IT Group SA	95,072	6,413,033
Banco Bilbao Vizcaya Argentaria SA	5,260,996	55,846,371
Banco de Sabadell SA	5,352,945	11,512,614
Banco Santander SA	20,756,452	103,297,021
CaixaBank SA	1,006,187	6,081,066
Cellnex Telecom SA *	58,889	2,276,885
Enagas SA	213,529	3,299,519
Endesa SA	338,790	7,162,627
Grifols SA *	260,354	2,887,622
Iberdrola SA	4,226,978	59,982,752
Industria de Diseno Textil SA	396,073	21,473,478
International Consolidated Airlines Group SA *	547,070	1,315,746
Mapfre SA	1,051,589	2,651,601
Naturgy Energy Group SA	88,453	2,257,773
Redeia Corp. SA	269,674	5,128,267
Repsol SA	2,189,866	30,190,454
Telefonica SA	13,140,335	59,547,379
		404,639,717

Sweden 2.1%
Alfa Laval AB	111,931	5,026,689
Assa Abloy AB, B Shares	387,562	12,530,506
Atlas Copco AB, A Shares	650,091	11,816,951
Atlas Copco AB, B Shares	394,516	6,287,138
Boliden AB	327,389	10,038,342
Electrolux AB, B Shares *	431,529	4,158,219
Epiroc AB, A Shares	201,026	3,882,816
Epiroc AB, B Shares	120,559	2,146,123
Essity AB, B Shares	443,278	13,487,823
H & M Hennes & Mauritz AB, B Shares	601,960	9,551,888
Hexagon AB, B Shares	539,167	5,528,163
Husqvarna AB, B Shares	134,617	908,598
Investor AB, A Shares	228,220	6,777,014
Investor AB, B Shares	674,084	20,099,265
Sandvik AB	586,601	12,504,455
Securitas AB, B Shares	664,509	7,786,645
Skandinaviska Enskilda Banken AB, A Shares	772,454	11,917,851
Skanska AB, B Shares	544,737	11,026,925
SKF AB, B Shares	388,983	7,378,361
SSAB AB, A Shares	436,113	2,122,062
SSAB AB, B Shares	929,342	4,436,739
Svenska Cellulosa AB SCA, B Shares	279,927	3,896,550
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Svenska Handelsbanken AB, A Shares	995,232	10,291,733
Svenska Handelsbanken AB, B Shares (a)	25,700	334,276
Swedbank AB, A Shares	671,537	14,387,151
Tele2 AB, B Shares	628,209	7,146,581
Telefonaktiebolaget LM Ericsson, B Shares	3,111,463	23,249,191
Telia Co. AB	4,623,830	14,376,168
Trelleborg AB, B Shares	112,881	4,411,296
Volvo AB, A Shares	187,301	5,051,635
Volvo AB, B Shares	1,249,057	33,248,828
Volvo Car AB, B Shares *	1,000,927	2,871,590
		288,677,572

Switzerland 5.3%
ABB Ltd.	544,125	31,187,222
Adecco Group AG	313,613	10,660,144
Alcon, Inc.	110,692	10,737,170
Baloise Holding AG	25,520	4,935,862
Barry Callebaut AG	2,036	3,301,946
Chocoladefabriken Lindt & Spruengli AG	24	3,139,843
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	248	3,279,580
Cie Financiere Richemont SA, Class A	141,500	22,322,794
Coca-Cola HBC AG	130,124	4,822,638
DKSH Holding AG	31,456	2,521,077
Galenica AG	27,087	2,351,297
Garmin Ltd.	10,028	1,838,032
Geberit AG	11,419	7,281,135
Georg Fischer AG	37,092	2,935,621
Givaudan SA	1,882	9,662,316
Holcim AG *	406,226	39,126,394
Julius Baer Group Ltd.	91,764	5,354,748
Kuehne & Nagel International AG	23,274	7,217,148
Logitech International SA	57,918	5,243,987
Lonza Group AG	14,905	9,760,408
Nestle SA	1,057,275	113,422,324
Novartis AG	744,840	89,649,432
Partners Group Holding AG	4,197	6,039,881
Roche Holding AG	419,559	142,020,561
Roche Holding AG, Bearer Shares	18,171	6,604,911
Sandoz Group AG	190,667	8,382,202
Schindler Holding AG	7,714	2,086,585
Schindler Holding AG, Participation Certificates	16,664	4,631,235
SGS SA	63,328	7,063,895
Siemens Energy AG *	557,621	16,078,859
Sika AG	29,913	9,589,647
Sonova Holding AG	13,532	4,717,739
Swatch Group AG	55,956	2,334,660
Swatch Group AG, Bearer Shares	22,511	4,717,374
Swiss Life Holding AG	15,714	12,705,291
Swiss Prime Site AG	22,166	2,497,577
Swiss Re AG	146,306	19,951,210
Swisscom AG	18,518	11,709,478
UBS Group AG	1,624,977	49,738,526
Zurich Insurance Group AG	77,085	44,645,611
		746,266,360

United Kingdom 13.9%
3i Group PLC	285,377	11,923,057
abrdn PLC	3,139,226	6,180,342
Admiral Group PLC	142,021	5,446,481
SECURITY	NUMBER OF SHARES	VALUE ($)
Anglo American PLC	1,681,635	48,820,877
Anglogold Ashanti PLC	54,528	1,617,846
Antofagasta PLC	215,218	5,241,217
ARM Holdings PLC, ADR *	7,836	1,041,248
Ashtead Group PLC	177,582	12,598,242
Associated British Foods PLC	301,147	9,854,986
AstraZeneca PLC	317,280	55,350,638
Aviva PLC	2,857,469	18,949,899
BAE Systems PLC	1,394,362	24,977,532
Balfour Beatty PLC	731,634	4,028,896
Barclays PLC	18,149,825	54,481,200
Barratt Developments PLC	1,605,381	10,701,274
Bellway PLC	179,509	7,157,806
Berkeley Group Holdings PLC	88,450	5,793,673
BP PLC	22,013,723	124,232,053
British American Tobacco PLC	2,578,034	96,088,849
BT Group PLC	16,656,748	30,428,682
Bunzl PLC	194,719	9,059,197
Burberry Group PLC	300,964	2,641,430
Centrica PLC	4,670,609	7,903,125
CK Hutchison Holdings Ltd.	5,843,594	32,250,490
Coca-Cola Europacific Partners PLC	18,613	1,498,160
Compass Group PLC	730,539	23,033,067
Croda International PLC	55,865	3,015,384
Currys PLC *	7,676,955	8,005,972
Diageo PLC	695,905	22,613,323
Direct Line Insurance Group PLC	2,622,278	6,554,920
Dowlais Group PLC	2,175,605	1,855,679
DS Smith PLC	1,753,970	10,788,129
Firstgroup PLC	2,071,308	4,273,881
GSK PLC	2,455,669	53,477,422
Haleon PLC	3,321,092	16,673,332
Harbour Energy PLC	830,362	3,266,272
Hays PLC	3,361,406	4,093,026
HSBC Holdings PLC	11,556,005	101,254,958
IG Group Holdings PLC	229,747	2,934,906
Imperial Brands PLC	1,094,181	31,349,007
Inchcape PLC	482,523	5,403,010
Informa PLC	375,789	4,118,966
InterContinental Hotels Group PLC	24,516	2,443,577
International Distribution Services PLC	2,535,432	11,296,133
Intertek Group PLC	82,186	5,346,643
ITV PLC	4,907,691	5,140,598
J Sainsbury PLC	4,258,856	16,366,222
John Wood Group PLC *	2,438,606	4,201,675
Johnson Matthey PLC	437,651	9,404,242
Kingfisher PLC	4,713,306	17,604,668
Legal & General Group PLC	4,854,502	14,278,510
Lloyds Banking Group PLC	67,824,542	52,145,983
London Stock Exchange Group PLC	52,808	7,113,801
M&G PLC	4,330,825	12,203,195
Marks & Spencer Group PLC	2,722,972	12,246,199
Melrose Industries PLC	708,853	4,489,430
Mondi PLC	582,636	11,271,540
National Grid PLC	2,768,823	36,338,323
NatWest Group PLC	4,468,854	20,274,263
Next PLC	56,779	7,585,308
Pearson PLC	577,693	8,017,503
Persimmon PLC	730,840	15,790,731
Phoenix Group Holdings PLC	533,805	3,967,285
Prudential PLC	1,187,499	10,175,575
Reckitt Benckiser Group PLC	256,157	14,698,333
RELX PLC	422,091	19,632,010
Rentokil Initial PLC	569,854	3,617,336
Rio Tinto PLC	1,254,809	78,663,656
RS Group PLC	203,448	2,093,598
Sage Group PLC	270,170	3,589,768
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Severn Trent PLC	141,155	4,769,540
Shell PLC	9,371,268	330,197,131
Smith & Nephew PLC	520,744	8,010,762
Smiths Group PLC	228,060	5,401,098
Spectris PLC	53,928	2,109,237
SSE PLC	845,747	20,974,446
St. James's Place PLC	240,368	2,288,723
Standard Chartered PLC	1,767,100	18,100,878
Tate & Lyle PLC	312,065	2,776,591
Taylor Wimpey PLC	5,149,474	10,899,378
Tesco PLC	11,841,462	55,045,080
Travis Perkins PLC	486,062	5,793,981
Unilever PLC	1,331,028	85,820,859
United Utilities Group PLC	398,169	5,334,980
Vodafone Group PLC	83,478,794	81,647,700
Whitbread PLC	55,512	2,104,800
		1,942,249,743

United States 0.2%
Autoliv, Inc.	11,049	1,132,191
CRH PLC	88,777	8,058,288
Ferguson Enterprises, Inc.	93,841	19,116,239
Lululemon Athletica, Inc. *	5,293	1,373,375
		29,680,093
Total Common Stocks (Cost $10,762,216,999)		13,753,531,297

PREFERRED STOCKS 1.1% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	90,687	7,849,828
Dr. Ing hc F Porsche AG	9,191	720,692
FUCHS SE	78,858	3,322,178
Henkel AG & Co. KGaA	126,671	11,603,956
Volkswagen AG	563,917	60,035,528
		83,532,182

Italy 0.1%
Telecom Italia SpA - RSP *	24,316,452	7,124,634

Republic of Korea 0.4%
Hyundai Motor Co.	31,563	4,288,419
Hyundai Motor Co. 2nd	47,794	6,618,924
LG Chem Ltd.	5,766	934,491
Samsung Electronics Co. Ltd.	876,208	39,355,077
		51,196,911

Spain 0.0%
Grifols SA, B Shares *	256,183	2,386,233
Total Preferred Stocks (Cost $147,521,937)		144,239,960

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	1,396	7,188
Total Warrants (Cost $0)		7,188

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (c)	19,405,776	19,405,776
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (c)(d)	36,794,882	36,794,882
		56,200,658
Total Short-Term Investments (Cost $56,200,658)		56,200,658
Total Investments in Securities (Cost $10,965,939,594)		13,953,979,103

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/20/24	515	63,306,375	2,523,093

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $34,844,388.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	19.7%
Industrials	15.5%
Consumer Discretionary	11.8%
Materials	10.5%
Energy	9.0%
Consumer Staples	8.4%
Information Technology	7.0%
Health Care	6.5%
Communication Services	5.5%
Utilities	4.4%
Real Estate	1.3%
Short-Term Investments	0.4%
Total	100.0%

(a)	Excludes derivatives.
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$13,753,531,297	$—	$—	$13,753,531,297
Preferred Stocks[1]	144,239,960	—	—	144,239,960
Warrants
Canada	—	—	7,188	7,188
Short-Term Investments[1]	56,200,658	—	—	56,200,658
Futures Contracts[2]	2,523,093	—	—	2,523,093
Total	$13,956,495,008	$—	$7,188	$13,956,502,196

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Assets and Liabilities

As of August 31, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $10,965,939,594) including securities on loan of $34,844,388		$13,953,979,103
Foreign currency, at value (cost $11,516,015)		11,567,557
Deposit with broker for futures contracts		3,810,160
Receivables:
Dividends		31,142,247
Fund shares sold		20,706,166
Foreign tax reclaims		13,176,952
Investments sold		664,936
Income from securities on loan		171,022
Variation margin on future contracts	+	124,749
Total assets		14,035,342,892

Liabilities
Collateral held for securities on loan		36,794,882
Payables:
Investments bought		35,187,128
Management fees	+	3,026,106
Total liabilities		75,008,116
Net assets		$13,960,334,776

Net Assets by Source
Capital received from investors		$11,362,045,353
Total distributable earnings	+	2,598,289,423
Net assets		$13,960,334,776

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$13,960,334,776		378,200,000		$36.91

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Operations

For the period March 1, 2024 through August 31, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $28,637,278)		$302,057,091
Other Interest		106,058
Interest received from securities - unaffiliated issuers		3,536
Securities on loan, net	+	961,168
Total investment income		303,127,853

Expenses
Management fees		16,647,457
Professional fees	+	30,857 [1]
Total expenses		16,678,314
Expense reduction	–	30,857 [1]
Net expenses	–	16,647,457
Net investment income		286,480,396

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		16,338,984
Net realized gains on futures contracts		2,507,860
Net realized losses on foreign currency transactions	+	(2,332,985)
Net realized gains		16,513,859
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		847,124,158
Net change in unrealized appreciation (depreciation) on futures contracts		812,196
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	1,505,785
Net change in unrealized appreciation (depreciation)	+	849,442,139
Net realized and unrealized gains		865,955,998
Increase in net assets resulting from operations		$1,152,436,394

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/24-8/31/24		3/1/23-2/29/24
Net investment income		$286,480,396	$352,049,801
Net realized gains (losses)		16,513,859	(62,231,974)
Net change in unrealized appreciation (depreciation)	+	849,442,139	1,154,358,186
Increase in net assets resulting from operations		$1,152,436,394	$1,444,176,013

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($118,014,610 )	($385,557,540 )

TRANSACTIONS IN FUND SHARES
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,000,000	$674,418,330	58,100,000	$1,865,833,766
Shares redeemed	+	—	—	(500,000)	(15,553,850)
Net transactions in fund shares		19,000,000	$674,418,330	57,600,000	$1,850,279,916

SHARES OUTSTANDING AND NET ASSETS
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		359,200,000	$12,251,494,662	301,600,000	$9,342,596,273
Total increase	+	19,000,000	1,708,840,114	57,600,000	2,908,898,389
End of period		378,200,000	$13,960,334,776	359,200,000	$12,251,494,662
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 8/31/24*	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20
Per-Share Data
Net asset value at beginning of period	$34.37	$32.72	$35.86	$36.11	$28.53	$31.23
Income (loss) from investment operations:
Net investment income (loss)[1]	0.59	0.85	0.80	0.73	0.53	0.80
Net realized and unrealized gains (losses)	2.61	1.80	(3.32)	(0.01)	7.66	(2.60)
Total from investment operations	3.20	2.65	(2.52)	0.72	8.19	(1.80)
Less distributions:
Distributions from net investment income	(0.26)	(1.00)	(0.62)	(0.97)	(0.61)	(0.90)
Net asset value at end of period	$37.31	$34.37	$32.72	$35.86	$36.11	$28.53
Total return	9.36%[2]	8.23%	(6.91%)	1.86%	28.97%	(6.06%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[3]	0.39%	0.39%[4]	0.39%	0.39%	0.39%
Net investment income (loss)	3.31%[3]	2.56%	2.53%	1.90%	1.78%	2.54%
Portfolio turnover rate[5]	18%[2]	22%	30%	28%	24%	31%
Net assets, end of period (x 1,000,000)	$3,328	$3,206	$2,850	$2,686	$2,293	$1,900

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 5.0%
Accent Group Ltd.	94,741	135,635
ALS Ltd.	301,540	3,206,003
Amotiv Ltd.	117,576	840,034
AMP Ltd.	4,840,681	4,204,036
Ansell Ltd.	220,926	4,471,467
ARB Corp. Ltd.	38,235	1,104,370
ASX Ltd.	70,978	2,948,269
Austal Ltd. *	942,811	1,496,892
Bank of Queensland Ltd.	814,746	3,493,729
Bapcor Ltd.	484,678	1,608,097
Beach Energy Ltd.	2,695,621	2,286,224
Bega Cheese Ltd.	604,646	2,092,287
Bendigo & Adelaide Bank Ltd.	636,348	5,202,735
Breville Group Ltd.	70,621	1,609,031
Brickworks Ltd.	16,661	298,099
CAR Group Ltd.	71,202	1,829,038
Challenger Ltd.	444,268	2,073,879
Champion Iron Ltd.	406,765	1,730,458
Charter Hall Group	227,833	2,239,933
Charter Hall Retail REIT	219,439	541,957
Cleanaway Waste Management Ltd.	1,674,626	3,272,354
Cochlear Ltd.	14,541	2,963,472
Collins Foods Ltd.	141,361	737,575
Credit Corp. Group Ltd.	68,008	695,843
Cromwell Property Group	2,336,076	657,787
Deterra Royalties Ltd.	29,447	73,526
Dexus	681,437	3,338,204
Domino's Pizza Enterprises Ltd.	44,514	906,687
Eagers Automotive Ltd.	327,439	2,319,428
Elders Ltd.	312,768	1,952,361
Evolution Mining Ltd.	1,786,732	5,140,143
EVT Ltd.	84,745	622,145
FleetPartners Group Ltd. *	656,515	1,420,971
Flight Centre Travel Group Ltd. (a)	75,808	1,078,607
G8 Education Ltd.	2,148,070	1,858,269
GPT Group	1,018,412	3,399,684
GrainCorp Ltd., Class A	600,413	3,568,652
Harvey Norman Holdings Ltd.	1,077,352	3,347,904
Healius Ltd. *	1,732,351	1,962,919
Helia Group Ltd.	435,702	1,212,058
HomeCo Daily Needs REIT	190,458	162,824
IDP Education Ltd. (a)	31,510	345,921
IGO Ltd.	265,802	1,000,924
Iluka Resources Ltd.	348,013	1,454,542
Inghams Group Ltd.	440,254	928,996
Insignia Financial Ltd.	992,521	1,562,348
IPH Ltd.	42,649	178,833
IRESS Ltd. *	207,090	1,360,143
Johns Lyng Group Ltd.	32,204	81,939
Lottery Corp. Ltd.	656,210	2,221,741
Lynas Rare Earths Ltd. *	181,683	870,300
Magellan Financial Group Ltd.	318,319	2,058,285
McMillan Shakespeare Ltd.	60,667	652,427
Monadelphous Group Ltd.	148,712	1,299,606
Myer Holdings Ltd.	291,578	165,193
National Storage REIT	304,419	499,846
New Hope Corp. Ltd.	260,937	793,165
nib holdings Ltd.	435,548	1,849,951
Nickel Industries Ltd.	653,707	372,574
Nine Entertainment Co. Holdings Ltd.	1,781,739	1,601,806
NRW Holdings Ltd.	1,148,476	2,774,098
Nufarm Ltd.	699,454	1,884,081
SECURITY	NUMBER OF SHARES	VALUE ($)
oOh!media Ltd.	888,092	759,239
Orora Ltd.	1,940,028	3,290,773
Perenti Ltd.	2,754,317	1,934,213
Perpetual Ltd.	91,272	1,216,886
Perseus Mining Ltd.	835,149	1,495,953
Pilbara Minerals Ltd.	61,809	124,554
Platinum Asset Management Ltd.	945,626	638,399
Premier Investments Ltd.	70,141	1,679,475
Qantas Airways Ltd. *	751,735	3,422,451
Qube Holdings Ltd.	1,202,678	3,149,826
Ramelius Resources Ltd.	929,127	1,399,516
REA Group Ltd.	8,421	1,251,289
Reece Ltd.	122,477	2,271,972
Region RE Ltd.	659,227	1,010,866
Regis Resources Ltd. *	1,504,064	1,908,349
Reliance Worldwide Corp. Ltd.	648,575	2,358,712
Resolute Mining Ltd. *	509,400	233,299
Ridley Corp. Ltd.	164,755	248,166
Sandfire Resources Ltd. *	381,090	2,231,456
SEEK Ltd.	140,726	2,200,874
Seven Group Holdings Ltd.	145,423	4,053,344
Sigma Healthcare Ltd.	2,796,436	2,390,702
SmartGroup Corp. Ltd.	31,681	172,179
Star Entertainment Group Ltd. *(b)	6,768,938	1,901,388
Steadfast Group Ltd.	292,182	1,282,649
Super Retail Group Ltd.	264,360	3,203,518
Tabcorp Holdings Ltd.	2,145,319	633,186
TPG Telecom Ltd. (a)	484,174	1,629,420
Ventia Services Group Pty. Ltd.	282,700	811,365
Vicinity Ltd.	3,179,526	4,789,226
Washington H Soul Pattinson & Co. Ltd.	67,267	1,574,603
Waypoint REIT Ltd.	314,933	557,710
West African Resources Ltd. *	229,389	222,566
Westgold Resources Ltd.	573,325	1,182,563
Yancoal Australia Ltd.	320,351	1,173,734
		166,464,726

Austria 0.6%
ANDRITZ AG	75,094	4,954,044
AT&S Austria Technologie & Systemtechnik AG *(a)	45,889	913,286
EVN AG	43,953	1,534,957
Kontron AG	42,566	799,092
Lenzing AG *(a)	37,408	1,277,403
Mayr Melnhof Karton AG (a)	17,135	1,845,463
Oesterreichische Post AG (a)	45,337	1,477,905
Palfinger AG	8,655	208,849
Schoeller-Bleckmann Oilfield Equipment AG	2,912	105,402
Strabag SE	11,747	509,708
Telekom Austria AG	51,559	507,358
UNIQA Insurance Group AG	152,612	1,307,489
Verbund AG	23,401	1,998,383
Vienna Insurance Group AG Wiener Versicherung Gruppe	54,415	1,876,226
		19,315,565

Belgium 1.1%
Ackermans & van Haaren NV	22,304	4,438,956
Aedifica SA	14,009	945,900
Azelis Group NV	31,636	662,538
Barco NV	73,286	997,779
Bekaert SA	74,615	3,088,916
bpost SA	583,095	1,652,295
Cofinimmo SA	22,641	1,547,537
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Colruyt Group NV	21,204	1,093,735
Deme Group NV	2,960	529,470
D'ieteren Group	13,949	3,381,392
Elia Group SA	23,583	2,586,909
Fagron	43,563	923,893
KBC Ancora	23,126	1,159,597
Lotus Bakeries NV	68	856,564
Melexis NV	12,918	1,166,793
Ontex Group NV *	245,173	2,453,293
Recticel SA	52,350	724,328
Sofina SA	9,393	2,287,365
Solvay SA	99,712	3,498,767
Tessenderlo Group SA	11,843	325,104
Titan Cement International SA	8,775	313,731
Warehouses De Pauw CVA	38,527	1,029,463
		35,664,325

Cambodia 0.0%
NagaCorp Ltd. *	385,920	164,750

Canada 7.4%
ADENTRA, Inc.	37,079	1,125,507
Advantage Energy Ltd. *	125,709	906,616
Aecon Group, Inc.	202,140	2,774,691
Ag Growth International, Inc.	11,793	491,058
Air Canada *	139,673	1,600,112
Alamos Gold, Inc., Class A	153,419	2,957,392
Algoma Steel Group, Inc.	396,318	4,207,984
Allied Properties Real Estate Investment Trust	137,381	1,772,625
Altus Group Ltd.	17,059	687,676
Aritzia, Inc. *	41,990	1,436,275
Artis Real Estate Investment Trust (a)	234,152	1,247,421
Athabasca Oil Corp. *	107,911	433,966
ATS Corp. *	27,994	751,907
AutoCanada, Inc. *	63,157	696,355
Badger Infrastructure Solution	32,122	857,540
Bausch & Lomb Corp. *	13,201	216,858
Baytex Energy Corp.	647,085	2,304,588
Birchcliff Energy Ltd.	355,050	1,551,656
Bird Construction, Inc.	11,255	191,487
BlackBerry Ltd. *	147,145	346,095
Boardwalk Real Estate Investment Trust	18,745	1,200,292
Bombardier, Inc., Class B *	65,050	4,467,467
Boralex, Inc., Class A	49,796	1,192,296
Boyd Group Services, Inc.	9,670	1,611,200
Brookfield Business Corp., Class A	16,171	375,554
Brookfield Infrastructure Corp., Class A (a)	30,051	1,222,999
Brookfield Reinsurance Ltd. *	10,327	521,656
Brookfield Renewable Corp., Class A	74,445	2,123,291
BRP, Inc.	30,591	2,218,486
CAE, Inc. *	173,530	3,104,291
Cameco Corp.	62,463	2,548,574
Canaccord Genuity Group, Inc.	179,458	1,114,497
Canada Goose Holdings, Inc. *	35,168	411,239
Canadian Apartment Properties REIT	87,933	3,417,496
Canadian Solar, Inc. *(a)	48,860	617,102
Canadian Utilities Ltd., Class A	44,357	1,119,004
Canadian Western Bank	109,492	4,181,453
Canfor Corp. *	293,272	3,166,097
Capital Power Corp.	126,642	4,223,749
Capstone Copper Corp. *	54,343	389,907
Cardinal Energy Ltd.	57,207	290,757
Cargojet, Inc.	3,103	307,986
SECURITY	NUMBER OF SHARES	VALUE ($)
Cascades, Inc.	388,213	2,670,180
Celestica, Inc. *	160,071	8,149,933
Centerra Gold, Inc.	579,500	4,106,270
CES Energy Solutions Corp.	410,564	2,437,034
Chartwell Retirement Residences	188,864	2,044,538
Chemtrade Logistics Income Fund	236,222	1,756,219
China Gold International Resources Corp. Ltd. *	48,590	233,594
Choice Properties Real Estate Investment Trust	144,677	1,582,296
Chorus Aviation, Inc. *	316,082	628,529
CI Financial Corp.	101,907	1,318,685
Cineplex, Inc. *	85,390	693,764
Cogeco Communications, Inc.	40,731	1,951,401
Cogeco, Inc.	23,345	934,146
Colliers International Group, Inc.	11,797	1,702,042
Crombie Real Estate Investment Trust	132,378	1,445,820
CT Real Estate Investment Trust	16,579	189,808
Curaleaf Holdings, Inc. *	32,510	94,316
Definity Financial Corp.	29,454	1,092,710
Descartes Systems Group, Inc. *	11,242	1,133,501
Doman Building Materials Group Ltd.	157,175	828,004
Dream Industrial Real Estate Investment Trust	78,991	799,434
Dundee Precious Metals, Inc.	168,236	1,638,983
Eldorado Gold Corp. *	138,219	2,386,463
Element Fleet Management Corp.	205,680	4,265,447
Enerflex Ltd.	318,826	1,873,568
Enghouse Systems Ltd.	33,399	728,322
Ensign Energy Services, Inc. *	485,253	910,918
EQB, Inc.	13,594	962,045
Equinox Gold Corp. *	204,330	1,165,867
ERO Copper Corp. *	41,993	863,384
Exchange Income Corp.	31,606	1,158,242
Fiera Capital Corp.	145,396	814,498
First Capital Real Estate Investment Trust	229,686	2,956,818
First Majestic Silver Corp.	24,498	137,236
FirstService Corp.	12,760	2,299,972
Fortuna Mining Corp. *	265,662	1,224,085
GFL Environmental, Inc.	65,258	2,827,726
Gibson Energy, Inc.	244,148	4,028,827
goeasy Ltd.	7,615	1,071,665
Granite Real Estate Investment Trust	21,440	1,217,757
H&R Real Estate Investment Trust	438,877	3,428,956
Hudbay Minerals, Inc.	357,221	2,915,549
IAMGOLD Corp. *	747,835	3,695,478
IGM Financial, Inc.	99,405	2,926,648
Innergex Renewable Energy, Inc.	166,334	1,123,086
Interfor Corp. *	81,769	1,013,201
International Petroleum Corp. *(c)	7,717	111,677
International Petroleum Corp. *(c)	95,160	1,443,904
Kelt Exploration Ltd. *	107,044	495,607
Killam Apartment Real Estate Investment Trust	67,135	992,766
Labrador Iron Ore Royalty Corp.	14,279	321,549
Lassonde Industries, Inc., Class A	1,795	230,463
Laurentian Bank of Canada	71,259	1,364,641
Leon's Furniture Ltd.	10,704	234,610
Major Drilling Group International, Inc. *	23,315	163,650
Maple Leaf Foods, Inc.	118,785	1,946,038
Martinrea International, Inc.	302,058	2,608,759
Mattr Corp. *	97,262	1,127,958
MDA Space Ltd. *	13,495	158,706
Mullen Group Ltd.	163,486	1,729,780
NFI Group, Inc. *	209,503	3,001,672
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
North American Construction Group Ltd.	5,498	108,430
North West Co., Inc.	81,668	2,768,017
NorthWest Healthcare Properties Real Estate Investment Trust	273,719	1,029,683
NuVista Energy Ltd. *	137,976	1,307,330
Obsidian Energy Ltd. *	132,828	912,623
OceanaGold Corp.	985,353	2,566,195
Pan American Silver Corp.	204,418	4,128,553
Paramount Resources Ltd., Class A	42,406	872,505
Parex Resources, Inc.	196,959	1,977,262
Pason Systems, Inc.	72,519	769,985
Peyto Exploration & Development Corp.	168,676	1,823,491
PrairieSky Royalty Ltd.	44,789	927,849
Precision Drilling Corp. *	28,570	2,066,622
Premium Brands Holdings Corp.	39,981	2,594,204
Primo Water Corp.	161,630	3,576,187
Quebecor, Inc., Class B	58,454	1,451,646
RB Global, Inc.	57,097	4,918,540
Richelieu Hardware Ltd.	49,055	1,431,886
RioCan Real Estate Investment Trust	81,255	1,124,397
Russel Metals, Inc.	38,069	1,063,192
Secure Energy Services, Inc.	286,281	2,636,058
Shopify, Inc., Class A *	52,631	3,897,681
Sienna Senior Living, Inc.	98,215	1,130,994
Sleep Country Canada Holdings, Inc.	52,756	1,362,594
SmartCentres Real Estate Investment Trust	115,944	2,197,151
Spartan Delta Corp. *	59,869	175,465
Spin Master Corp.	11,167	267,544
SSR Mining, Inc.	311,395	1,621,957
Stantec, Inc.	52,268	4,280,333
Stelco Holdings, Inc.	34,736	1,688,153
Stella-Jones, Inc.	58,417	4,022,332
Superior Plus Corp.	296,086	1,698,197
Tamarack Valley Energy Ltd.	153,000	449,549
Teekay Tankers Ltd., Class A	3,840	218,419
TELUS International CDA, Inc. *	43,325	158,802
TMX Group Ltd.	97,834	3,120,671
Torex Gold Resources, Inc. *	178,400	3,441,588
TransAlta Corp.	352,986	3,108,843
Transcontinental, Inc., Class A	308,661	3,845,237
Trican Well Service Ltd.	313,858	1,178,350
Wajax Corp.	14,299	270,543
Westshore Terminals Investment Corp.	32,654	579,304
Whitecap Resources, Inc.	167,840	1,277,714
Winpak Ltd.	31,851	1,078,125
		246,866,148

China 0.6%
AAC Technologies Holdings, Inc.	1,244,109	5,287,192
Alibaba Health Information Technology Ltd. *	684,165	264,004
Bosideng International Holdings Ltd.	615,215	302,071
Budweiser Brewing Co. APAC Ltd.	1,142,228	1,312,031
China Medical System Holdings Ltd.	531,325	484,980
China Water Affairs Group Ltd.	548,090	328,134
Chow Tai Fook Jewellery Group Ltd.	1,688,486	1,439,469
ESR Group Ltd.	131,811	204,466
Health & Happiness H&H International Holdings Ltd.	128,205	136,909
Hopson Development Holdings Ltd. *	1,276,800	438,673
Jinchuan Group International Resources Co. Ltd. (a)	16,741,313	1,137,492
JOYY, Inc., ADR	28,770	989,400
SECURITY	NUMBER OF SHARES	VALUE ($)
Kerry Logistics Network Ltd.	348,150	312,426
Lee & Man Paper Manufacturing Ltd.	1,345,980	376,165
Nexteer Automotive Group Ltd.	2,514,554	886,496
Powerlong Real Estate Holdings Ltd. *(a)	21,246,409	1,416,355
Shangri-La Asia Ltd.	255,410	157,167
Theme International Holdings Ltd.	2,271,544	115,027
Towngas Smart Energy Co. Ltd. *	533,195	199,596
VSTECS Holdings Ltd.	3,420,825	1,885,743
Want Want China Holdings Ltd.	1,570,600	908,082
Xinyi Glass Holdings Ltd.	682,340	617,574
		19,199,452

Cyprus 0.0%
Frontline PLC (c)	16,810	405,793
Frontline PLC (c)	15,992	391,187
		796,980

Denmark 1.8%
Alm Brand AS	649,232	1,176,375
Ambu AS, Class B *	6,260	118,862
D/S Norden AS	55,469	2,296,597
Demant AS *	46,219	1,958,886
Dfds AS	59,760	1,633,543
FLSmidth & Co. AS (a)	65,125	3,326,511
Genmab AS *	11,076	3,079,406
GN Store Nord AS *	115,748	2,640,084
H Lundbeck AS	381,389	2,712,160
ISS AS	264,054	4,886,406
Jyske Bank AS	38,786	3,116,763
Matas AS	41,738	775,472
Netcompany Group AS *	4,995	226,675
NKT AS *	24,010	2,287,481
Novonesis (Novozymes) B, Class B	115,823	8,043,980
Per Aarsleff Holding AS	39,163	2,336,320
Ringkjoebing Landbobank AS	6,501	1,067,003
Rockwool AS, Class B	6,413	2,782,716
Royal Unibrew AS *	35,107	2,917,508
Scandinavian Tobacco Group AS, A Shares	127,468	2,016,456
Schouw & Co. AS	24,852	2,139,044
Solar AS, B Shares	13,380	664,175
Spar Nord Bank AS	51,887	1,000,996
Sydbank AS	43,935	2,228,502
Topdanmark AS	38,539	2,135,527
Tryg AS	170,326	3,801,536
		61,368,984

Faeroe Islands 0.0%
Bakkafrost P	22,353	1,212,383

Finland 1.2%
Cargotec OYJ, B Shares	51,112	2,698,952
Finnair OYJ *	82,854	223,087
Fiskars OYJ Abp	11,552	204,591
Huhtamaki OYJ	27,594	1,131,953
Kalmar OYJ, B Shares *	49,886	1,427,130
Kemira OYJ	154,836	3,801,385
Kojamo OYJ *	123,845	1,298,186
Konecranes OYJ	85,341	5,998,461
Mandatum OYJ	487,523	2,310,195
Metsa Board OYJ, B Shares	253,766	1,759,798
Metso OYJ	292,615	2,973,361
Nokian Renkaat OYJ	536,177	5,088,620
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Orion OYJ, B Shares	82,620	4,386,956
Sanoma OYJ	45,975	342,488
Terveystalo OYJ	32,918	368,742
TietoEVRY OYJ	152,922	3,216,118
Tokmanni Group Corp.	76,436	925,601
Valmet OYJ	43,631	1,250,844
YIT OYJ *	652,075	1,883,851
		41,290,319

France 3.5%
Aeroports de Paris SA	20,262	2,657,719
Air France-KLM *(a)	241,809	2,200,687
Altarea SCA	1,706	188,082
Alten SA	23,525	2,645,646
Amundi SA	67,685	5,094,596
Beneteau SACA	58,974	586,852
BioMerieux	24,613	2,852,460
Carmila SA	59,442	1,102,747
Chargeurs SA *(a)	11,093	149,802
Cie de L'Odet SE	344	566,591
Clariane SE *(a)	1,200,747	2,567,834
Coface SA	128,578	2,069,376
Constellium SE *	39,377	660,352
Covivio SA	56,512	3,152,678
Criteo SA, ADR *	23,073	1,094,352
Dassault Aviation SA	10,552	2,275,266
Derichebourg SA	342,801	1,906,718
Edenred SE	21,577	912,592
Elior Group SA *	640,857	2,328,135
Emeis SA *(a)	46,577	463,077
Eramet SA	16,974	1,335,864
Euroapi SA *(a)	22,011	101,305
Eutelsat Communications SACA *(a)	684,963	3,261,714
Fnac Darty SA	81,177	2,677,674
Gaztransport Et Technigaz SA	11,489	1,695,199
Gecina SA	30,808	3,393,087
Getlink SE	128,689	2,324,004
ICADE	77,269	1,734,529
ID Logistics Group SACA *	747	345,625
Imerys SA	94,234	3,160,521
Ipsen SA	21,857	2,654,028
IPSOS SA	49,148	3,024,747
JCDecaux SE *	114,182	2,359,665
La Francaise des Jeux SAEM	51,243	2,091,866
LISI SA	5,951	187,734
Mercialys SA	150,126	1,927,624
Mersen SA	11,698	400,757
Metropole Television SA	154,802	2,104,182
Nexans SA	37,845	4,888,636
Nexity SA *	249,659	2,672,281
Opmobility	218,811	2,108,367
Quadient SA	96,799	1,862,212
Remy Cointreau SA (a)	11,650	951,679
Sartorius Stedim Biotech	5,395	1,098,797
SEB SA	26,670	2,792,689
SMCP SA *	143,100	364,314
Societe BIC SA	42,206	2,859,131
Societe LDC SADIR	1,909	301,113
SOITEC *	7,191	894,672
Sopra Steria Group	16,327	3,153,626
SPIE SA	127,555	5,153,458
Television Francaise 1 SA	303,727	2,711,416
Trigano SA	11,335	1,333,715
Ubisoft Entertainment SA *	138,506	2,635,438
Vallourec SACA *	118,889	1,906,200
Verallia SA	72,492	2,156,889
Vicat SACA	52,359	1,822,722
SECURITY	NUMBER OF SHARES	VALUE ($)
Virbac SACA	2,948	1,133,941
Viridien *	33,892	1,487,659
Worldline SA *	209,606	1,921,995
		116,466,637

Germany 2.9%
1&1 AG	133,497	2,130,812
AIXTRON SE	26,461	508,176
Auto1 Group SE *	202,455	2,074,022
BayWa AG *(a)	18,765	244,682
Bechtle AG	79,851	3,441,793
Bilfinger SE	60,726	3,199,558
BRANICKS Group AG *(a)	144,043	330,043
CANCOM SE	61,065	1,833,118
Carl Zeiss Meditec AG, Bearer Shares	14,591	1,071,604
Ceconomy AG *	991,110	2,911,596
Cewe Stiftung & Co. KGaA	2,070	233,253
CompuGroup Medical SE & Co. KGaA	19,845	342,457
CTS Eventim AG & Co. KGaA	14,061	1,321,394
Delivery Hero SE *	43,645	1,376,370
Deutsche Pfandbriefbank AG *(a)	312,891	1,736,890
Deutsche Wohnen SE	27,943	666,544
Deutz AG	374,655	1,967,363
Duerr AG	89,472	1,955,972
DWS Group GmbH & Co. KGaA	44,749	1,729,681
Encavis AG *	46,817	896,516
Evotec SE *	54,861	405,344
Fielmann Group AG	20,648	1,009,060
Fraport AG Frankfurt Airport Services Worldwide *	36,216	1,832,800
Gerresheimer AG	24,678	2,827,214
Grenke AG	37,413	1,049,806
Heidelberger Druckmaschinen AG *	421,430	489,805
Hella GmbH & Co. KGaA	2,252	224,346
HelloFresh SE *	276,737	2,272,283
Hensoldt AG	17,885	670,719
HOCHTIEF AG	27,653	3,385,367
Hornbach Holding AG & Co. KGaA	39,852	3,528,974
Hugo Boss AG	55,975	2,342,659
Indus Holding AG	16,546	410,251
Jenoptik AG	44,225	1,375,570
JOST Werke SE	6,096	271,593
Kloeckner & Co. SE	171,450	983,050
Knorr-Bremse AG	14,105	1,160,813
Krones AG	16,087	2,208,031
LEG Immobilien SE	47,285	4,556,700
METRO AG	193,635	1,022,376
Mutares SE & Co. KGaA	13,743	466,252
Nemetschek SE	10,217	1,065,892
Nordex SE *	91,154	1,453,945
Norma Group SE	77,699	1,269,434
ProSiebenSat.1 Media SE (a)	113,461	721,514
Rational AG	1,584	1,598,160
SAF-Holland SE	85,799	1,646,796
Salzgitter AG	35,975	629,964
Sartorius AG	431	93,984
Scout24 SE	29,246	2,236,933
Siltronic AG	32,199	2,639,221
Sixt SE	23,447	1,657,130
Stabilus SE	28,573	1,252,447
Stroeer SE & Co. KGaA	29,173	1,911,662
Suedzucker AG	124,649	1,680,523
TAG Immobilien AG *	208,326	3,419,739
Takkt AG	12,968	150,146
Talanx AG	54,445	4,691,643
TeamViewer SE *	47,499	656,156
Traton SE (a)	43,003	1,423,241
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TUI AG *	81,485	537,386
United Internet AG	43,595	925,054
Verbio SE	7,645	146,312
Vitesco Technologies Group AG, Class A	16,653	964,057
Wacker Chemie AG	23,720	2,287,394
Wacker Neuson SE	11,827	190,348
Wuestenrot & Wuerttembergische AG	29,625	402,685
		98,116,623

Gibraltar 0.0%
Evoke PLC *	481,089	421,093

Guernsey 0.0%
Burford Capital Ltd.	15,651	208,779
Sirius Real Estate Ltd.	756,187	972,452
		1,181,231

Hong Kong 1.7%
ASMPT Ltd.	363,155	4,087,612
Bank of East Asia Ltd.	466,470	592,028
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Cafe de Coral Holdings Ltd.	344,803	358,046
Cathay Pacific Airways Ltd. (a)	1,422,126	1,449,400
CITIC Telecom International Holdings Ltd.	2,274,843	667,836
CK Infrastructure Holdings Ltd.	199,259	1,479,039
Cowell e Holdings, Inc. *(a)	416,381	1,225,058
Dah Sing Financial Holdings Ltd.	85,025	251,247
DFI Retail Group Holdings Ltd.	252,270	469,222
Fortune Real Estate Investment Trust	1,440,096	784,628
Futu Holdings Ltd., ADR *	7,146	454,200
Giordano International Ltd.	740,327	162,294
Grand Pharmaceutical Group Ltd.	339,800	192,108
Hang Lung Group Ltd.	536,000	612,246
Hang Lung Properties Ltd.	1,987,740	1,518,759
Henderson Land Development Co. Ltd.	1,442,586	4,493,980
HK Electric Investments & HK Electric Investments Ltd.	613,780	417,034
HKBN Ltd.	2,844,577	980,964
Hongkong Land Holdings Ltd.	338,665	1,269,994
Hysan Development Co. Ltd.	729,541	1,174,688
Johnson Electric Holdings Ltd.	343,475	472,914
Kerry Properties Ltd.	2,022,057	3,795,051
Kingboard Laminates Holdings Ltd.	502,905	401,014
Luk Fook Holdings International Ltd.	776,980	1,440,328
Man Wah Holdings Ltd.	2,202,472	1,307,298
Melco International Development Ltd. *	1,484,349	787,806
Melco Resorts & Entertainment Ltd., ADR *	88,297	447,666
MMG Ltd. *	5,917,531	1,699,306
Nine Dragons Paper Holdings Ltd. *	1,997,465	781,020
NWS Holdings Ltd.	1,499,905	1,363,305
PAX Global Technology Ltd.	296,420	172,143
PCCW Ltd.	1,841,840	1,041,295
Sands China Ltd. *	1,166,519	2,129,536
Sino Biopharmaceutical Ltd.	2,850,325	1,180,266
Sino Land Co. Ltd.	3,550,160	3,804,848
SJM Holdings Ltd. *	2,776,811	847,240
Skyworth Group Ltd.	1,325,475	489,381
Stella International Holdings Ltd.	267,500	506,852
Sun Art Retail Group Ltd.	3,277,210	588,187
Swire Properties Ltd.	861,471	1,588,118
Texhong International Group Ltd. *	1,606,712	737,402
United Energy Group Ltd. *	11,054,805	616,486
SECURITY	NUMBER OF SHARES	VALUE ($)
United Laboratories International Holdings Ltd.	888,273	1,016,907
Vitasoy International Holdings Ltd.	1,023,999	636,685
VTech Holdings Ltd.	377,602	2,454,287
Wharf Holdings Ltd.	1,164,410	3,060,151
Wynn Macau Ltd.	1,070,959	733,157
		56,739,032

Indonesia 0.0%
First Pacific Co. Ltd.	2,231,435	1,192,898

Iraq 0.0%
Gulf Keystone Petroleum Ltd.	346,632	574,007

Ireland 0.5%
AIB Group PLC	694,594	4,186,367
Alkermes PLC *	9,527	271,043
C&C Group PLC	619,505	1,271,756
Cairn Homes PLC	1,139,482	2,449,430
Cimpress PLC *	3,551	351,123
Dalata Hotel Group PLC	157,009	764,690
Dole PLC	58,144	936,700
Glenveagh Properties PLC *	104,465	166,048
Grafton Group PLC	87,173	1,236,638
Greencore Group PLC *	1,047,064	2,570,563
Irish Continental Group PLC	107,945	652,384
Kenmare Resources PLC	52,255	240,710
Uniphar PLC	87,382	247,128
		15,344,580

Isle Of Man 0.1%
Playtech PLC *	297,614	2,546,317

Israel 1.6%
Alony Hetz Properties & Investments Ltd.	114,010	856,450
Ashtrom Group Ltd. *	50,221	695,133
Azrieli Group Ltd.	14,499	987,251
Bezeq The Israeli Telecommunication Corp. Ltd.	2,439,245	2,900,197
Cellcom Israel Ltd. *	232,495	1,012,659
Clal Insurance Enterprises Holdings Ltd. *	81,968	1,333,180
Danel Adir Yeoshua Ltd.	768	69,760
Delek Automotive Systems Ltd.	158,614	968,956
Delek Group Ltd.	14,852	1,784,250
Delta Galil Ltd.	6,040	274,402
Elbit Systems Ltd.	12,264	2,525,150
Elco Ltd.	5,067	160,635
Electra Ltd.	787	324,021
Equital Ltd. *	9,449	318,570
Fattal Holdings 1998 Ltd. *	1,031	122,498
FIBI Holdings Ltd.	31,433	1,360,436
First International Bank Of Israel Ltd.	39,344	1,619,313
Formula Systems 1985 Ltd.	12,892	1,004,350
Fox Wizel Ltd.	3,865	285,547
G City Ltd.	321,101	1,105,598
Harel Insurance Investments & Financial Services Ltd.	178,120	1,827,602
Isracard Ltd.	229,614	816,546
Israel Corp. Ltd.	4,507	1,015,333
Melisron Ltd.	4,372	333,610
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Migdal Insurance & Financial Holdings Ltd.	131,195	167,669
Mivne Real Estate KD Ltd.	316,963	802,653
Mizrahi Tefahot Bank Ltd.	92,784	3,542,546
Nice Ltd. *	16,950	3,026,936
Nova Ltd. *	776	176,464
Oil Refineries Ltd.	3,960,359	1,029,530
Partner Communications Co. Ltd. *	194,493	857,860
Paz Oil Co. Ltd.	19,975	2,163,522
Phoenix Financial Ltd.	180,989	1,938,366
Plus500 Ltd.	160,300	5,460,679
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,167	640,313
Shikun & Binui Ltd. *	365,223	911,472
Shufersal Ltd.	545,326	4,702,356
Strauss Group Ltd.	46,828	750,668
Tower Semiconductor Ltd. *	93,569	4,111,619
		53,984,100

Italy 2.1%
ACEA SpA	95,615	1,771,699
Amplifon SpA	45,937	1,481,192
Anima Holding SpA	454,242	2,534,114
Azimut Holding SpA	113,222	2,857,420
Banca Generali SpA	45,777	2,044,050
Banca Mediolanum SpA	197,336	2,413,665
Banca Monte dei Paschi di Siena SpA	378,429	2,202,487
Banca Popolare di Sondrio SpA	360,817	2,789,727
BFF Bank SpA	135,085	1,466,098
Brunello Cucinelli SpA	1,204	118,278
Buzzi SpA	105,261	4,129,235
CIR SpA-Compagnie Industriali *	486,896	328,218
Credito Emiliano SpA	64,410	735,769
Danieli & C Officine Meccaniche SpA	12,922	477,017
De' Longhi SpA	64,312	2,055,879
DiaSorin SpA	12,378	1,424,926
doValue SpA *	141,233	251,693
Enav SpA	276,063	1,216,185
ERG SpA	46,274	1,253,882
Esprinet SpA *	176,620	1,025,401
FinecoBank Banca Fineco SpA	220,733	3,773,667
Infrastrutture Wireless Italiane SpA	96,401	1,154,562
Interpump Group SpA	48,177	2,119,220
Iren SpA	1,671,392	3,620,575
Italgas SpA	684,822	3,858,370
Maire SpA	175,982	1,529,137
Nexi SpA *	224,936	1,572,070
OVS SpA	490,971	1,528,198
Piaggio & C SpA	262,045	780,255
Pirelli & C SpA	131,734	801,115
PRADA SpA	226,644	1,619,840
Recordati Industria Chimica e Farmaceutica SpA	50,214	2,945,839
Reply SpA	10,915	1,724,075
Saipem SpA *	638,587	1,434,909
Salvatore Ferragamo SpA	74,617	618,213
Saras SpA	2,119,872	3,754,378
Sesa SpA	2,475	265,602
SOL SpA	9,701	388,180
Technogym SpA	87,426	946,429
Unieuro SpA	80,871	1,041,967
Webuild SpA	545,136	1,506,114
		69,559,650

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan 35.7%
77 Bank Ltd.	58,012	1,667,389
ABC-Mart, Inc.	96,443	1,981,120
Acom Co. Ltd.	672,433	1,725,359
Activia Properties, Inc.	450	1,064,696
Adastria Co. Ltd.	57,665	1,429,694
ADEKA Corp.	200,487	4,158,310
Advance Residence Investment Corp.	604	1,373,057
Aeon Delight Co. Ltd.	58,544	1,626,390
AEON Financial Service Co. Ltd. (a)	281,781	2,574,840
Aeon Hokkaido Corp.	102,379	641,253
Aeon Mall Co. Ltd.	212,419	2,996,522
AEON REIT Investment Corp.	1,153	1,061,104
Ahresty Corp.	37,684	168,744
Ai Holdings Corp.	29,334	509,902
Aica Kogyo Co. Ltd.	102,542	2,358,526
Aichi Steel Corp.	56,664	1,272,561
Aida Engineering Ltd.	105,394	563,867
Aiful Corp.	391,763	893,275
Ain Holdings, Inc.	74,634	2,708,465
Aisan Industry Co. Ltd.	45,661	460,671
Alconix Corp.	108,246	1,045,252
Alpen Co. Ltd.	51,955	771,091
Amano Corp.	97,205	2,920,723
ANA Holdings, Inc.	123,992	2,508,282
Anritsu Corp.	267,949	2,156,768
AOKI Holdings, Inc.	132,376	1,146,431
Aoyama Trading Co. Ltd.	187,567	1,848,554
Aozora Bank Ltd. (a)	170,377	3,144,143
Arata Corp.	173,286	4,207,040
ARCLANDS Corp.	88,456	1,056,454
Arcs Co. Ltd.	203,422	3,558,366
ARE Holdings, Inc.	144,494	1,832,907
Ariake Japan Co. Ltd.	14,662	480,325
Artience Co. Ltd.	121,060	3,109,539
As One Corp.	47,202	952,436
Asahi Intecc Co. Ltd.	57,616	1,056,719
Asanuma Corp.	142,540	685,265
Asics Corp.	358,091	7,071,808
ASKUL Corp.	67,214	978,632
Autobacs Seven Co. Ltd.	187,913	1,936,496
Avex, Inc.	82,323	814,156
Awa Bank Ltd.	35,948	640,425
Axial Retailing, Inc.	112,029	731,703
Azbil Corp.	124,068	4,077,232
Bando Chemical Industries Ltd.	40,744	515,998
BayCurrent Consulting, Inc.	33,945	1,088,487
Belc Co. Ltd.	26,542	1,142,944
Bell System24 Holdings, Inc.	44,870	466,558
Belluna Co. Ltd.	168,477	858,555
Bic Camera, Inc.	424,183	4,853,466
BIPROGY, Inc.	88,851	2,873,523
BML, Inc.	65,681	1,237,341
Bunka Shutter Co. Ltd.	145,801	1,819,446
C Uyemura & Co. Ltd.	8,775	644,241
Calbee, Inc.	127,787	2,840,004
Canon Electronics, Inc.	39,148	613,280
Canon Marketing Japan, Inc.	108,356	3,383,032
Capcom Co. Ltd.	96,171	2,095,742
Casio Computer Co. Ltd.	466,929	3,745,566
Cawachi Ltd.	56,282	1,042,109
Central Glass Co. Ltd.	95,961	2,372,581
Chiba Bank Ltd.	430,556	3,622,342
Chori Co. Ltd.	10,689	262,444
Chudenko Corp.	68,104	1,506,094
Chugin Financial Group, Inc.	63,334	668,551
Chugoku Marine Paints Ltd.	77,680	1,072,331
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Citizen Watch Co. Ltd.	496,612	3,206,039
CKD Corp.	96,571	1,944,618
Colowide Co. Ltd. (a)	51,953	628,874
Comforia Residential REIT, Inc.	217	476,907
Concordia Financial Group Ltd.	937,657	5,287,019
Cosmos Pharmaceutical Corp.	62,448	3,062,249
Create SD Holdings Co. Ltd.	53,674	1,199,882
Credit Saison Co. Ltd.	234,514	5,194,242
CTI Engineering Co. Ltd.	2,783	89,737
CyberAgent, Inc.	617,787	4,287,447
Daicel Corp.	113,110	1,013,372
Dai-Dan Co. Ltd.	29,211	607,873
Daido Steel Co. Ltd.	97,715	970,405
Daihen Corp.	32,039	1,452,267
Daiho Corp.	21,165	504,396
Daiichikosho Co. Ltd.	111,542	1,265,912
Daiki Aluminium Industry Co. Ltd.	95,572	737,769
Daikokutenbussan Co. Ltd.	12,266	974,675
Daio Paper Corp.	320,366	1,901,228
Daiseki Co. Ltd.	41,691	1,093,779
Daishi Hokuetsu Financial Group, Inc.	45,251	1,644,022
Daiwa House REIT Investment Corp.	1,043	1,689,803
Daiwa Office Investment Corp.	421	887,655
Daiwa Securities Living Investments Corp.	940	671,406
DCM Holdings Co. Ltd. (a)	345,785	3,436,358
DeNA Co. Ltd.	130,692	1,489,532
Descente Ltd.	35,386	1,060,814
Dexerials Corp.	37,327	1,658,123
DMG Mori Co. Ltd.	126,981	3,020,928
Doshisha Co. Ltd.	60,457	912,637
Doutor Nichires Holdings Co. Ltd.	73,401	1,115,092
DTS Corp.	50,827	1,438,187
Duskin Co. Ltd.	89,111	2,301,139
DyDo Group Holdings, Inc.	46,526	901,730
Eagle Industry Co. Ltd.	87,320	1,224,597
Earth Corp.	39,218	1,424,836
EDION Corp.	109,570	1,378,608
Eizo Corp.	35,585	1,107,105
Elecom Co. Ltd.	81,238	801,193
Elematec Corp.	11,424	142,089
en Japan, Inc.	28,268	477,006
eRex Co. Ltd. *	86,506	466,380
Exedy Corp.	142,463	3,047,782
Ezaki Glico Co. Ltd.	126,006	3,582,740
Fancl Corp. (a)	78,536	1,510,256
FCC Co. Ltd.	142,623	2,276,404
Ferrotec Holdings Corp.	74,619	1,250,953
Food & Life Cos. Ltd.	74,806	1,392,803
Foster Electric Co. Ltd.	108,654	1,220,823
FP Corp.	75,825	1,421,930
Frontier Real Estate Investment Corp.	300	882,868
F-Tech, Inc.	28,226	107,007
Fuji Co. Ltd.	85,061	1,143,844
Fuji Corp.	159,653	2,675,412
Fuji Media Holdings, Inc.	98,948	1,163,415
Fuji Oil Co. Ltd.	326,629	913,004
Fuji Oil Holdings, Inc.	131,067	2,884,995
Fuji Seal International, Inc.	133,130	2,048,998
Fuji Soft, Inc.	46,298	2,833,111
Fujimi, Inc.	36,580	624,803
Fujimori Kogyo Co. Ltd.	8,615	257,376
Fujitec Co. Ltd.	82,509	2,665,017
Fujitsu General Ltd.	87,439	1,162,310
Fukuda Denshi Co. Ltd.	10,471	539,353
Fukuoka Financial Group, Inc.	138,791	3,652,671
Fukuoka REIT Corp.	546	556,481
Fukushima Galilei Co. Ltd.	3,456	133,631
SECURITY	NUMBER OF SHARES	VALUE ($)
Fukuyama Transporting Co. Ltd.	94,040	2,396,129
Furukawa Co. Ltd.	36,170	400,688
Furuno Electric Co. Ltd.	10,172	123,862
Fuso Chemical Co. Ltd.	15,911	432,183
Futaba Industrial Co. Ltd.	135,375	674,063
Fuyo General Lease Co. Ltd.	15,166	1,184,803
Gakken Holdings Co. Ltd.	85,509	597,250
Geo Holdings Corp.	115,642	1,281,867
GLOBERIDE, Inc.	45,388	595,385
Glory Ltd.	128,298	2,300,650
GLP J-Reit	1,673	1,535,063
GMO internet group, Inc.	58,414	1,009,573
Godo Steel Ltd.	30,000	946,739
Goldwin, Inc.	17,786	1,099,005
GS Yuasa Corp.	223,834	4,228,257
G-Tekt Corp.	123,036	1,413,682
GungHo Online Entertainment, Inc.	64,791	1,348,283
Gunma Bank Ltd.	384,807	2,565,116
Gunze Ltd.	49,501	1,890,221
H.U. Group Holdings, Inc.	178,459	3,283,484
H2O Retailing Corp.	310,669	4,574,529
Hachijuni Bank Ltd.	342,261	2,158,098
Hagiwara Electric Holdings Co. Ltd.	6,664	163,391
Hakuto Co. Ltd.	13,808	473,211
Halows Co. Ltd.	4,308	126,780
Hamamatsu Photonics KK	72,059	1,922,167
Happinet Corp.	71,513	1,878,625
Harmonic Drive Systems, Inc.	16,863	405,347
Hazama Ando Corp.	425,675	3,376,633
Heiwa Corp.	88,855	1,285,790
Heiwa Real Estate Co. Ltd.	29,824	833,650
Heiwado Co. Ltd.	160,814	2,676,092
Hikari Tsushin, Inc.	20,604	4,338,578
Hirata Corp.	11,112	393,791
Hirogin Holdings, Inc.	82,940	649,371
Hirose Electric Co. Ltd.	28,703	3,773,053
Hisamitsu Pharmaceutical Co., Inc. (a)	74,014	2,062,764
Hitachi Zosen Corp.	394,635	2,612,741
Hogy Medical Co. Ltd.	31,662	962,222
Hokkaido Electric Power Co., Inc.	995,401	6,901,256
Hokkoku Financial Holdings, Inc.	9,905	334,690
Hokuetsu Corp. (a)	299,982	3,164,537
Hokuhoku Financial Group, Inc.	191,771	2,290,373
Hokuriku Electric Power Co.	637,098	4,285,825
Horiba Ltd.	44,432	2,959,997
Hoshizaki Corp.	97,145	3,133,753
Hosiden Corp.	202,487	2,917,604
Hosokawa Micron Corp.	17,745	530,138
House Foods Group, Inc.	135,526	2,727,646
Hulic Co. Ltd.	398,533	4,123,416
Hulic Reit, Inc.	541	524,633
Hyakugo Bank Ltd.	225,724	909,996
Hyakujushi Bank Ltd.	30,469	564,369
Ibiden Co. Ltd.	64,009	2,220,456
Ichikoh Industries Ltd.	43,396	133,820
Idec Corp.	38,769	714,646
IDOM, Inc.	171,107	1,346,716
Iino Kaiun Kaisha Ltd.	136,029	1,203,292
Inaba Denki Sangyo Co. Ltd.	142,360	3,739,755
Inabata & Co. Ltd.	176,510	4,097,413
Inageya Co. Ltd.	26,625	223,635
Industrial & Infrastructure Fund Investment Corp.	1,041	887,965
INFRONEER Holdings, Inc.	131,745	1,105,679
Integrated Design & Engineering Holdings Co. Ltd.	31,082	859,208
Internet Initiative Japan, Inc.	95,444	1,943,556
Invincible Investment Corp.	1,860	825,219
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Iriso Electronics Co. Ltd.	24,416	445,375
Ishihara Sangyo Kaisha Ltd.	86,913	901,930
Ito En Ltd.	84,752	2,050,625
Itochu Enex Co. Ltd.	237,961	2,614,866
Itoham Yonekyu Holdings, Inc.	152,624	4,150,895
Itoki Corp.	13,345	131,246
Iyogin Holdings, Inc.	84,608	784,457
Izumi Co. Ltd.	165,641	3,705,180
J Front Retailing Co. Ltd. (a)	406,255	3,991,263
Jaccs Co. Ltd.	47,806	1,303,457
JAFCO Group Co. Ltd.	100,901	1,396,696
Japan Airlines Co. Ltd.	140,815	2,374,237
Japan Airport Terminal Co. Ltd.	20,696	714,528
Japan Aviation Electronics Industry Ltd.	98,753	1,761,351
Japan Excellent, Inc.	1,048	911,210
Japan Exchange Group, Inc.	44,215	1,022,740
Japan Hotel REIT Investment Corp.	1,793	921,097
Japan Lifeline Co. Ltd.	85,703	660,997
Japan Logistics Fund, Inc.	395	710,487
Japan Metropolitan Fund Invest (a)	4,179	2,651,967
Japan Petroleum Exploration Co. Ltd.	63,384	2,533,532
Japan Prime Realty Investment Corp.	571	1,292,157
Japan Pulp & Paper Co. Ltd.	11,130	488,450
Japan Real Estate Investment Corp.	794	3,200,975
Japan Steel Works Ltd.	104,146	3,245,868
Japan Wool Textile Co. Ltd.	148,929	1,377,751
Jeol Ltd.	31,225	1,403,361
JGC Holdings Corp.	126,870	1,158,869
JM Holdings Co. Ltd.	8,468	174,763
J-Oil Mills, Inc.	17,388	233,703
Joshin Denki Co. Ltd.	115,616	2,221,720
Joyful Honda Co. Ltd.	152,835	2,253,609
Juki Corp.	148,460	412,941
Juroku Financial Group, Inc.	15,313	448,542
JVCKenwood Corp.	464,917	4,198,797
Kadokawa Corp.	74,595	1,489,543
Kaga Electronics Co. Ltd.	48,734	1,824,115
Kagome Co. Ltd.	77,860	1,715,963
Kakaku.com, Inc.	92,813	1,594,213
Kaken Pharmaceutical Co. Ltd.	67,236	1,906,186
Kameda Seika Co. Ltd.	30,083	923,533
Kamei Corp.	30,989	448,644
Kamigumi Co. Ltd.	180,586	4,072,967
Kanamoto Co. Ltd.	121,317	2,408,760
Kandenko Co. Ltd.	348,276	5,161,771
Kanematsu Corp.	268,529	4,629,015
Kansai Paint Co. Ltd.	173,001	3,090,980
Kanto Denka Kogyo Co. Ltd.	106,665	717,913
Katitas Co. Ltd.	59,334	765,285
Kato Sangyo Co. Ltd.	117,400	3,406,579
Kawada Technologies, Inc.	9,120	168,927
KDX Realty Investment Corp.	1,811	2,009,942
Keihan Holdings Co. Ltd.	107,010	2,073,248
Keikyu Corp.	305,476	2,424,213
Keio Corp.	125,776	3,078,642
Keisei Electric Railway Co. Ltd.	62,126	1,963,131
Keiyo Bank Ltd.	134,563	723,621
KH Neochem Co. Ltd.	79,028	1,125,676
Kinden Corp.	56,505	1,210,780
Kissei Pharmaceutical Co. Ltd.	25,281	600,750
Kitz Corp.	199,552	1,411,617
Kiyo Bank Ltd.	87,015	1,118,128
Koa Corp.	45,914	395,112
Kobayashi Pharmaceutical Co. Ltd.	53,797	2,069,044
Kobe Bussan Co. Ltd.	67,043	1,954,586
Koei Tecmo Holdings Co. Ltd.	75,439	843,997
Kohnan Shoji Co. Ltd.	82,952	2,213,307
SECURITY	NUMBER OF SHARES	VALUE ($)
Kojima Co. Ltd. (a)	103,959	712,552
Kokusai Electric Corp.	11,520	309,748
Kokuyo Co. Ltd.	177,351	2,992,086
Komeri Co. Ltd.	97,491	2,494,104
Komori Corp.	28,894	229,001
Konami Group Corp.	65,250	5,890,672
Konishi Co. Ltd.	52,873	462,986
Konoike Transport Co. Ltd.	98,301	1,654,722
Kose Corp.	37,180	2,266,217
KPP Group Holdings Co. Ltd.	159,322	764,851
Kumagai Gumi Co. Ltd.	124,285	3,055,804
Kumiai Chemical Industry Co. Ltd.	160,047	854,068
Kura Sushi, Inc.	19,918	521,188
Kureha Corp.	130,427	2,493,793
Kurita Water Industries Ltd.	27,785	1,113,079
Kusuri No. Aoki Holdings Co. Ltd.	62,186	1,426,043
KYB Corp.	59,092	1,909,466
Kyoei Steel Ltd.	93,957	1,138,286
Kyokuto Kaihatsu Kogyo Co. Ltd.	88,978	1,643,225
Kyorin Pharmaceutical Co. Ltd.	90,399	1,008,262
Kyoritsu Maintenance Co. Ltd.	35,224	580,595
Kyoto Financial Group, Inc.	116,756	1,852,315
Kyowa Kirin Co. Ltd.	203,149	4,639,061
Kyudenko Corp.	93,202	4,189,465
Kyushu Financial Group, Inc.	287,930	1,491,015
Kyushu Railway Co.	49,690	1,334,349
LaSalle Logiport REIT	523	526,215
Lasertec Corp.	4,248	819,229
Life Corp.	91,406	2,203,462
Lintec Corp.	134,519	3,118,036
Lion Corp.	455,399	4,642,971
M3, Inc.	169,639	1,640,409
Mabuchi Motor Co. Ltd.	157,269	2,363,814
Macnica Holdings, Inc.	93,206	3,780,603
Makino Milling Machine Co. Ltd.	44,605	1,789,040
Mandom Corp.	73,424	627,310
Marubun Corp.	62,638	474,071
Maruha Nichiro Corp.	189,996	3,974,642
Marui Group Co. Ltd.	178,212	3,013,956
Maruichi Steel Tube Ltd.	101,616	2,437,723
MARUKA FURUSATO Corp.	30,131	478,644
Maruwa Co. Ltd.	3,967	1,053,017
Maruzen Showa Unyu Co. Ltd.	9,835	339,080
Matsuda Sangyo Co. Ltd.	56,931	1,253,143
Max Co. Ltd.	50,194	1,215,163
Maxell Ltd.	108,132	1,349,376
McDonald's Holdings Co. Japan Ltd.	78,600	3,460,225
MCJ Co. Ltd.	165,956	1,733,588
Mebuki Financial Group, Inc.	1,136,689	4,451,359
Megachips Corp.	35,684	1,204,539
Megmilk Snow Brand Co. Ltd.	239,251	4,344,491
Meidensha Corp.	107,611	2,549,761
Meiko Electronics Co. Ltd.	35,697	1,500,399
Meisei Industrial Co. Ltd.	13,935	121,353
MEITEC Group Holdings, Inc.	84,345	1,991,540
Menicon Co. Ltd.	65,058	611,685
METAWATER Co. Ltd.	34,552	417,885
Mirait One Corp.	305,966	4,450,644
Mirarth Holdings, Inc.	195,280	696,063
Mitsuba Corp.	24,474	175,144
Mitsubishi HC Capital, Inc.	457,036	3,291,111
Mitsubishi Logisnext Co. Ltd.	123,881	1,163,897
Mitsubishi Logistics Corp.	93,645	3,289,039
Mitsubishi Paper Mills Ltd.	30,506	122,355
Mitsubishi Pencil Co. Ltd.	60,083	982,092
Mitsubishi Shokuhin Co. Ltd.	136,400	4,936,836
Mitsuboshi Belting Ltd.	27,554	800,477
Mitsui DM Sugar Holdings Co. Ltd.	5,665	125,474
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsui E&S Co. Ltd.	218,443	1,995,324
Mitsui High-Tec, Inc.	43,235	308,959
Mitsui Matsushima Holdings Co. Ltd. (a)	28,898	936,771
Mitsui-Soko Holdings Co. Ltd.	63,670	2,461,880
Mitsuuroko Group Holdings Co. Ltd.	44,950	509,992
Miura Co. Ltd.	96,295	2,187,726
MIXI, Inc.	103,000	1,950,283
Mizuho Leasing Co. Ltd.	157,926	1,096,550
Mizuno Corp.	46,944	3,156,360
Mochida Pharmaceutical Co. Ltd.	51,012	1,156,139
Modec, Inc.	69,216	1,473,642
MonotaRO Co. Ltd.	94,978	1,501,266
Mori Hills REIT Investment Corp.	622	554,484
Morinaga & Co. Ltd.	131,215	2,477,770
Morinaga Milk Industry Co. Ltd.	55,035	1,274,531
MOS Food Services, Inc.	32,538	772,081
Musashi Seimitsu Industry Co. Ltd.	146,096	2,071,963
Musashino Bank Ltd.	31,822	635,762
Nabtesco Corp.	209,588	3,567,624
Nachi-Fujikoshi Corp.	73,003	1,534,214
Nakanishi, Inc.	46,676	832,830
Nankai Electric Railway Co. Ltd.	134,230	2,175,170
Nanto Bank Ltd.	33,647	747,557
NEC Networks & System Integration Corp.	103,727	1,876,425
NET One Systems Co. Ltd.	114,355	2,674,998
Nexon Co. Ltd.	198,098	3,891,077
Nextage Co. Ltd.	44,844	637,527
Nichias Corp.	122,502	4,761,933
Nichicon Corp.	130,789	880,280
Nichiha Corp.	68,685	1,639,232
Nichireki Co. Ltd.	19,940	345,377
Nifco, Inc.	133,929	3,424,454
Nihon Kohden Corp.	213,869	2,879,641
Nihon M&A Center Holdings, Inc.	175,992	819,132
Nihon Parkerizing Co. Ltd.	188,732	1,630,609
Nikkiso Co. Ltd.	178,867	1,266,522
Nikkon Holdings Co. Ltd.	119,702	3,058,215
Nippn Corp.	150,804	2,353,124
Nippon Accommodations Fund, Inc.	239	1,081,700
Nippon Building Fund, Inc.	801	3,608,777
Nippon Carbon Co. Ltd.	16,215	490,554
Nippon Chemi-Con Corp. *	71,565	589,801
Nippon Denko Co. Ltd.	278,854	574,542
Nippon Densetsu Kogyo Co. Ltd.	107,016	1,356,763
Nippon Electric Glass Co. Ltd.	208,722	4,972,746
Nippon Gas Co. Ltd.	121,090	1,933,132
Nippon Kanzai Holdings Co. Ltd.	26,365	484,187
Nippon Kayaku Co. Ltd.	372,567	3,305,907
Nippon Light Metal Holdings Co. Ltd.	376,977	4,253,791
Nippon Paint Holdings Co. Ltd.	151,850	961,753
Nippon Prologis REIT, Inc.	867	1,532,680
NIPPON REIT Investment Corp.	237	529,814
Nippon Road Co. Ltd.	57,774	651,522
Nippon Sanso Holdings Corp.	36,500	1,247,625
Nippon Seiki Co. Ltd.	94,874	815,133
Nippon Sheet Glass Co. Ltd. *	453,055	1,135,710
Nippon Shinyaku Co. Ltd.	63,199	1,524,363
Nippon Shokubai Co. Ltd.	423,576	4,894,520
Nippon Soda Co. Ltd.	52,537	1,829,351
Nippon Television Holdings, Inc.	76,275	1,246,498
Nippon Thompson Co. Ltd.	142,989	504,765
Nippon Yakin Kogyo Co. Ltd.	28,918	895,712
Nipro Corp.	362,841	3,227,081
Nishimatsu Construction Co. Ltd.	68,711	2,477,475
Nishimatsuya Chain Co. Ltd.	84,652	1,467,406
Nishi-Nippon Financial Holdings, Inc.	154,463	1,851,159
SECURITY	NUMBER OF SHARES	VALUE ($)
Nishi-Nippon Railroad Co. Ltd.	150,036	2,461,701
Nishio Holdings Co. Ltd.	43,061	1,246,538
Nissan Chemical Corp.	31,190	1,068,906
Nissha Co. Ltd.	127,640	1,831,256
Nisshin Oillio Group Ltd.	81,572	2,896,379
Nisshinbo Holdings, Inc.	486,999	3,260,373
Nitta Corp.	34,245	894,902
Nittetsu Mining Co. Ltd.	40,340	1,234,262
Nitto Boseki Co. Ltd.	36,212	1,432,513
Nitto Kogyo Corp.	51,375	1,114,969
Noevir Holdings Co. Ltd.	13,739	535,954
NOF Corp.	207,174	3,228,445
Nojima Corp.	284,791	3,299,629
NOK Corp.	66,290	1,086,736
Nomura Co. Ltd.	166,795	973,701
Nomura Real Estate Holdings, Inc.	175,598	5,033,797
Nomura Real Estate Master Fund, Inc.	2,757	2,796,668
Noritake Co. Ltd.	68,554	1,869,162
Noritz Corp.	127,990	1,718,488
North Pacific Bank Ltd.	386,116	1,140,276
NPR-RIKEN Corp.	24,700	416,289
NS Solutions Corp.	90,533	2,309,880
NS United Kaiun Kaisha Ltd.	33,269	1,108,167
NSD Co. Ltd.	57,263	1,250,619
NTN Corp.	1,733,160	3,253,134
NTT UD REIT Investment Corp.	923	744,207
Obic Co. Ltd.	15,212	2,643,203
Odakyu Electric Railway Co. Ltd.	301,405	3,515,926
Ogaki Kyoritsu Bank Ltd.	44,262	607,062
Oiles Corp.	47,036	684,195
Okamoto Industries, Inc.	5,810	203,104
Okamura Corp.	154,219	2,088,664
Oki Electric Industry Co. Ltd.	415,177	2,899,866
Okinawa Cellular Telephone Co.	37,107	1,061,438
Okinawa Electric Power Co., Inc.	179,268	1,323,534
OKUMA Corp.	54,337	2,257,744
Okumura Corp.	72,574	2,310,226
Onoken Co. Ltd.	99,708	1,064,839
Onward Holdings Co. Ltd.	312,428	1,158,690
Open House Group Co. Ltd.	110,285	4,350,654
Open Up Group, Inc.	10,272	138,272
Oracle Corp.	23,324	2,109,660
Organo Corp.	16,552	754,818
Orient Corp.	162,928	1,066,381
Oriental Land Co. Ltd.	127,767	3,499,432
Oriental Shiraishi Corp.	46,169	119,541
Orix JREIT, Inc.	1,687	1,757,618
Osaka Soda Co. Ltd.	24,922	1,595,227
OSG Corp.	150,023	2,090,049
Pacific Industrial Co. Ltd.	176,640	1,733,584
Pack Corp.	25,628	668,840
PAL GROUP Holdings Co. Ltd.	9,120	148,070
PALTAC Corp.	34,630	1,062,886
Paramount Bed Holdings Co. Ltd.	66,898	1,187,674
Park24 Co. Ltd. *	127,254	1,520,266
Pasona Group, Inc.	63,139	985,646
Penta-Ocean Construction Co. Ltd.	742,172	3,263,712
PHC Holdings Corp. (a)	51,710	408,410
Pigeon Corp.	183,857	1,991,926
Pilot Corp.	58,215	1,720,402
Piolax, Inc.	49,961	807,378
Pola Orbis Holdings, Inc.	143,847	1,454,721
Press Kogyo Co. Ltd.	320,772	1,332,832
Pressance Corp.	13,345	175,330
Prima Meat Packers Ltd.	143,621	2,277,538
Qol Holdings Co. Ltd.	54,938	550,116
Raito Kogyo Co. Ltd.	99,112	1,479,822
Raiznext Corp.	22,875	268,175
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rakuten Group, Inc. *	677,845	4,811,324
Relo Group, Inc.	99,800	1,311,201
Resorttrust, Inc.	69,246	1,323,523
Restar Corp.	26,924	531,435
Retail Partners Co. Ltd.	151,185	1,491,032
Riken Technos Corp.	30,333	213,532
Rinnai Corp.	174,957	3,930,389
Rohto Pharmaceutical Co. Ltd.	123,291	2,943,302
Round One Corp.	172,673	1,049,522
Ryobi Ltd.	111,254	1,541,151
Ryoyo Ryosan Holdings, Inc.	100,652	1,905,133
S Foods, Inc.	87,866	1,619,069
Saibu Gas Holdings Co. Ltd.	62,722	828,367
Saizeriya Co. Ltd.	27,446	959,446
Sakai Chemical Industry Co. Ltd.	58,652	1,061,420
Sakai Moving Service Co. Ltd.	42,532	755,969
Sakata INX Corp.	56,997	660,767
Sakata Seed Corp.	32,879	776,785
SAMTY HOLDINGS Co. Ltd.	28,435	511,851
San-A Co. Ltd.	99,872	1,735,354
San-Ai Obbli Co. Ltd.	354,046	4,902,007
Sangetsu Corp.	90,756	1,808,825
San-In Godo Bank Ltd.	151,992	1,364,332
Sanken Electric Co. Ltd.	26,827	1,285,662
Sanki Engineering Co. Ltd.	158,084	2,531,863
Sankyo Co. Ltd.	166,442	2,397,666
Sanoh Industrial Co. Ltd.	84,560	486,668
Santen Pharmaceutical Co. Ltd.	451,757	5,822,067
Sanyo Chemical Industries Ltd.	40,054	1,105,849
Sanyo Denki Co. Ltd.	18,854	1,171,860
Sanyo Special Steel Co. Ltd.	70,693	946,749
Sapporo Holdings Ltd.	77,627	3,864,156
Sato Holdings Corp.	50,572	712,013
Sawai Group Holdings Co. Ltd.	28,340	1,206,355
SBS Holdings, Inc.	39,602	699,811
SCREEN Holdings Co. Ltd.	56,254	4,209,246
Scroll Corp.	79,738	543,799
SCSK Corp.	146,386	2,939,181
Sega Sammy Holdings, Inc.	219,158	3,838,144
Seibu Holdings, Inc.	239,082	5,152,566
Seikitokyu Kogyo Co. Ltd.	10,272	117,390
Seiko Group Corp.	64,290	1,759,525
Seiren Co. Ltd.	72,257	1,165,203
Sekisui House Reit, Inc.	1,903	1,097,847
Sekisui Jushi Corp.	56,748	933,816
Senko Group Holdings Co. Ltd.	404,835	3,311,414
Senshu Ikeda Holdings, Inc.	263,219	652,602
Seria Co. Ltd.	123,600	2,907,386
Seven Bank Ltd.	835,453	1,651,914
Sharp Corp. *	511,825	3,509,537
Shibaura Machine Co. Ltd.	40,234	1,021,013
Shiga Bank Ltd.	38,392	895,167
Shikoku Electric Power Co., Inc.	562,984	5,084,468
Shinagawa Refractories Co. Ltd.	10,272	122,681
Shindengen Electric Manufacturing Co. Ltd.	24,650	428,821
Shin-Etsu Polymer Co. Ltd.	48,933	524,936
Shinko Electric Industries Co. Ltd.	49,211	1,905,171
Shinmaywa Industries Ltd.	189,202	1,759,414
Shinnihon Corp.	17,588	198,825
Shinsho Corp.	4,043	216,027
Ship Healthcare Holdings, Inc.	178,416	2,685,338
Shizuoka Financial Group, Inc.	138,169	1,231,237
Shizuoka Gas Co. Ltd.	159,729	1,228,642
SHO-BOND Holdings Co. Ltd.	30,635	1,180,122
Shoei Foods Corp.	27,501	897,152
Showa Sangyo Co. Ltd.	28,527	593,639
Siix Corp.	116,075	903,217
SECURITY	NUMBER OF SHARES	VALUE ($)
Sinfonia Technology Co. Ltd.	51,019	1,532,970
Sintokogio Ltd.	20,779	149,558
SKY Perfect JSAT Holdings, Inc.	274,793	1,619,260
Skylark Holdings Co. Ltd. *	239,015	3,664,716
Socionext, Inc.	28,491	632,612
Sodick Co. Ltd.	116,039	618,428
Sohgo Security Services Co. Ltd.	758,809	5,380,792
Sotetsu Holdings, Inc.	103,794	1,736,494
Square Enix Holdings Co. Ltd.	91,210	3,374,529
Star Micronics Co. Ltd.	54,461	730,485
Starts Corp., Inc.	68,542	1,579,330
Sugi Holdings Co. Ltd.	245,106	4,253,857
Sumida Corp.	53,499	346,850
Sumitomo Bakelite Co. Ltd.	89,371	2,374,756
Sumitomo Densetsu Co. Ltd.	13,381	328,540
Sumitomo Mitsui Construction Co. Ltd.	640,408	1,680,134
Sumitomo Osaka Cement Co. Ltd.	120,420	3,205,576
Sumitomo Pharma Co. Ltd. *	922,968	4,240,689
Sumitomo Riko Co. Ltd.	30,938	329,980
Sumitomo Seika Chemicals Co. Ltd.	25,209	910,678
Sumitomo Warehouse Co. Ltd.	102,780	1,854,353
Sun Frontier Fudousan Co. Ltd.	41,926	528,952
Sundrug Co. Ltd.	40,375	1,175,715
Suruga Bank Ltd.	195,983	1,585,577
SWCC Corp.	61,233	2,258,310
Systena Corp.	251,528	673,713
T Hasegawa Co. Ltd.	8,515	180,411
Tachibana Eletech Co. Ltd.	24,427	455,474
Tachi-S Co. Ltd.	105,345	1,420,951
Tadano Ltd.	237,952	1,601,545
Taihei Dengyo Kaisha Ltd.	9,150	347,512
Taikisha Ltd.	64,514	2,177,716
Taiyo Holdings Co. Ltd.	44,072	1,119,923
Takamatsu Construction Group Co. Ltd.	66,365	1,357,792
Takara Holdings, Inc.	387,888	3,036,931
Takara Standard Co. Ltd.	145,894	1,594,158
Takasago Thermal Engineering Co. Ltd.	103,285	3,745,371
Takashimaya Co. Ltd.	582,346	4,461,433
Takeuchi Manufacturing Co. Ltd.	45,233	1,335,819
Takuma Co. Ltd.	129,920	1,449,058
Tama Home Co. Ltd.	19,971	563,037
Tamron Co. Ltd.	7,145	227,935
Tamura Corp.	152,986	673,494
Tanseisha Co. Ltd.	114,725	734,341
TBS Holdings, Inc.	65,605	1,818,944
TechnoPro Holdings, Inc.	87,777	1,769,044
T-Gaia Corp.	98,028	2,464,081
THK Co. Ltd.	193,391	3,564,860
TKC Corp.	32,669	880,642
Toa Corp.	170,601	1,093,168
TOA ROAD Corp.	23,252	218,140
Toagosei Co. Ltd.	272,682	2,958,948
Tobishima Corp.	12,617	123,913
Tocalo Co. Ltd.	77,529	980,261
Toda Corp.	551,373	3,803,813
Toei Co. Ltd.	34,698	1,017,551
Toho Co. Ltd.	83,873	3,226,350
Toho Co. Ltd./Kobe	7,216	146,248
Toho Holdings Co. Ltd.	206,634	6,820,391
Toho Zinc Co. Ltd. *	69,596	488,494
Tokai Carbon Co. Ltd.	488,423	2,984,444
Tokai Corp.	19,970	312,569
TOKAI Holdings Corp.	320,996	2,182,521
Tokai Rika Co. Ltd.	228,588	3,111,579
Tokai Tokyo Financial Holdings, Inc.	175,779	627,761
Token Corp.	31,355	2,450,602
Tokuyama Corp.	243,889	4,690,850
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyo Century Corp.	244,970	2,667,490
Tokyo Kiraboshi Financial Group, Inc.	5,812	182,218
Tokyo Ohka Kogyo Co. Ltd.	86,051	2,138,199
Tokyo Seimitsu Co. Ltd.	36,900	2,085,691
Tokyo Steel Manufacturing Co. Ltd.	142,723	1,959,433
Tokyo Tatemono Co. Ltd.	282,080	4,706,661
Tokyo Tekko Co. Ltd.	4,408	163,478
Tokyu Construction Co. Ltd.	300,739	1,536,690
Tomen Devices Corp.	3,290	138,736
Tomy Co. Ltd.	128,482	3,052,225
Topcon Corp.	152,739	1,611,782
Topre Corp.	184,299	2,418,841
Topy Industries Ltd.	13,500	191,460
Toshiba TEC Corp.	68,114	1,627,944
Totetsu Kogyo Co. Ltd.	76,304	1,776,523
Towa Pharmaceutical Co. Ltd.	57,704	1,159,192
Toyo Construction Co. Ltd.	156,377	1,533,645
Toyo Tire Corp.	243,296	3,574,123
Toyobo Co. Ltd.	477,553	3,273,225
Toyoda Gosei Co. Ltd.	52,130	934,620
Toyota Boshoku Corp.	250,696	3,331,594
TPR Co. Ltd.	113,318	1,813,337
Trancom Co. Ltd.	17,848	861,725
Transcosmos, Inc.	74,860	1,827,735
Trend Micro, Inc.	88,629	5,314,514
Trusco Nakayama Corp.	108,282	1,766,215
TS Tech Co. Ltd.	324,529	4,130,025
TSI Holdings Co. Ltd.	205,569	1,298,880
Tsubaki Nakashima Co. Ltd.	108,974	524,644
Tsubakimoto Chain Co.	103,102	4,305,210
Tsugami Corp.	76,154	800,217
Tsumura & Co.	105,995	2,931,506
TV Asahi Holdings Corp.	85,640	1,170,452
Tv Tokyo Holdings Corp.	12,940	343,040
UACJ Corp.	123,218	4,248,167
Uchida Yoko Co. Ltd.	24,912	1,278,065
Ulvac, Inc.	65,909	3,687,790
Unipres Corp.	217,125	1,801,360
United Arrows Ltd.	61,330	919,076
United Super Markets Holdings, Inc. (a)	381,903	2,268,783
United Urban Investment Corp.	1,854	1,832,290
Ushio, Inc.	150,245	2,140,608
USS Co. Ltd.	295,707	2,719,355
UT Group Co. Ltd.	26,165	508,187
V Technology Co. Ltd.	34,361	679,645
Valor Holdings Co. Ltd.	231,694	3,597,817
Valqua Ltd.	27,273	647,150
VT Holdings Co. Ltd.	245,072	843,248
Wacoal Holdings Corp.	89,209	2,644,319
Wacom Co. Ltd.	254,872	1,220,053
Wakita & Co. Ltd.	40,912	455,187
Warabeya Nichiyo Holdings Co. Ltd.	59,093	961,852
Welcia Holdings Co. Ltd.	210,990	2,914,779
Workman Co. Ltd.	27,095	878,324
World Co. Ltd.	56,261	774,721
Xebio Holdings Co. Ltd.	111,512	981,057
YAMABIKO Corp.	86,004	1,370,346
Yamae Group Holdings Co. Ltd.	26,315	358,746
Yamaguchi Financial Group, Inc.	179,183	2,071,117
Yamaichi Electronics Co. Ltd.	7,142	135,625
Yamato Kogyo Co. Ltd.	34,424	1,715,230
Yamazen Corp.	297,280	2,803,238
Yaoko Co. Ltd.	42,898	2,819,209
Yellow Hat Ltd.	100,077	1,751,287
Yodogawa Steel Works Ltd.	66,420	2,622,953
Yokogawa Bridge Holdings Corp.	73,984	1,356,157
Yokorei Co. Ltd.	23,058	161,844
Yokowo Co. Ltd.	54,899	623,248
SECURITY	NUMBER OF SHARES	VALUE ($)
Yoshinoya Holdings Co. Ltd. (a)	69,173	1,446,597
Yuasa Trading Co. Ltd.	67,019	2,375,042
Yurtec Corp.	31,825	314,086
Zenkoku Hosho Co. Ltd.	35,388	1,429,325
Zensho Holdings Co. Ltd.	51,732	2,700,915
Zeon Corp.	347,011	2,863,457
ZERIA Pharmaceutical Co. Ltd.	35,841	568,858
Zojirushi Corp.	77,628	818,371
ZOZO, Inc.	63,896	2,037,493
		1,187,285,801

Jersey 0.4%
boohoo Group PLC *(a)	462,846	170,444
Centamin PLC	2,042,962	3,342,780
International Workplace Group PLC	1,696,925	4,016,562
Petrofac Ltd. *	1,984,200	391,160
TP ICAP Group PLC	1,471,496	4,699,412
		12,620,358

Luxembourg 0.5%
Allegro.eu SA *	119,176	1,174,757
Aroundtown SA *	1,478,062	3,761,317
Befesa SA	42,821	1,287,345
Espirito Santo Financial Group SA *(b)	8,470	0
Grand City Properties SA *	153,221	2,108,132
RTL Group SA	102,179	3,330,852
Samsonite International SA	568,811	1,446,748
Spotify Technology SA *	2,407	825,312
Subsea 7 SA	59,793	1,068,035
		15,002,498

Netherlands 1.9%
Adyen NV *	2,789	4,102,815
AMG Critical Materials NV	20,788	344,233
Arcadis NV	60,014	4,404,276
Ariston Holding NV	26,771	123,569
ASM International NV	1,695	1,146,356
Basic-Fit NV *(a)	27,634	689,455
BE Semiconductor Industries NV	20,144	2,626,633
Brembo NV	167,319	1,960,584
Cementir Holding NV	79,570	868,430
Corbion NV	74,691	1,889,961
Davide Campari-Milano NV	164,147	1,516,057
Eurocommercial Properties NV	53,481	1,385,236
Euronext NV	30,515	3,262,863
Flow Traders Ltd.	12,142	234,662
Fugro NV	99,680	2,489,175
IMCD NV	7,117	1,164,340
JDE Peet's NV	100,737	2,310,400
Just Eat Takeaway.com NV *	143,931	2,106,970
Koninklijke BAM Groep NV	689,765	2,881,452
Koninklijke Heijmans NV	66,023	1,878,178
Koninklijke Vopak NV	70,231	3,232,375
MFE-MediaForEurope NV, Class A	747,677	2,446,396
MFE-MediaForEurope NV, Class B	252,717	1,115,573
OCI NV *	116,143	3,678,064
Pepco Group NV *	144,105	673,119
PostNL NV (a)	1,054,122	1,448,008
Qiagen NV *	78,726	3,613,771
RHI Magnesita NV	34,812	1,512,093
SBM Offshore NV	75,857	1,433,302
Technip Energies NV	63,886	1,518,967
TKH Group NV	58,475	2,398,745
Van Lanschot Kempen NV	25,964	1,192,691
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wereldhave NV	49,342	771,187
		62,419,936

New Zealand 0.9%
a2 Milk Co. Ltd. *	545,218	2,073,983
Air New Zealand Ltd.	966,380	329,515
Auckland International Airport Ltd.	332,718	1,578,931
Chorus Ltd.	100,999	539,643
Contact Energy Ltd.	800,154	4,170,133
EBOS Group Ltd.	176,350	3,861,668
Fisher & Paykel Healthcare Corp. Ltd.	223,975	4,988,626
Genesis Energy Ltd.	387,150	535,307
Infratil Ltd.	164,056	1,133,163
Mainfreight Ltd.	49,852	2,276,863
Mercury NZ Ltd.	464,348	1,815,745
Meridian Energy Ltd.	940,181	3,729,341
Ryman Healthcare Ltd. *	286,473	869,274
SKYCITY Entertainment Group Ltd.	338,074	315,159
Xero Ltd. *	3,952	383,016
		28,600,367

Norway 1.6%
AF Gruppen ASA	12,135	142,749
Aker ASA, A Shares	14,091	798,191
Aker Solutions ASA	298,139	1,250,854
Atea ASA *	29,853	408,104
Austevoll Seafood ASA	238,232	2,136,670
Bluenord ASA *	3,887	175,594
Borregaard ASA	75,122	1,398,582
DNO ASA	2,099,807	2,357,084
Elkem ASA *	1,217,487	2,305,733
Europris ASA	205,069	1,293,273
Gjensidige Forsikring ASA	147,434	2,615,401
Golden Ocean Group Ltd.	62,836	777,130
Grieg Seafood ASA (a)	67,010	319,481
Hoegh Autoliners ASA	31,502	352,131
Kongsberg Gruppen ASA	30,028	3,180,776
Leroy Seafood Group ASA	499,681	2,370,515
MPC Container Ships ASA	342,724	718,633
Norconsult Norge AS	67,355	224,788
Nordic Semiconductor ASA *	33,524	453,857
Norske Skog ASA	69,269	249,944
Odfjell Drilling Ltd.	147,889	742,782
Opera Ltd., ADR	15,503	230,840
Protector Forsikring ASA	6,689	143,035
Salmar ASA	39,459	2,052,634
Scatec ASA *	21,183	161,989
Schibsted ASA, A Shares	51,435	1,579,149
Schibsted ASA, B Shares	65,875	1,896,856
SFL Corp. Ltd.	26,429	313,448
SpareBank 1 Nord Norge	137,367	1,407,881
SpareBank 1 SMN	144,160	2,136,772
SpareBank 1 SR-Bank ASA	150,987	1,938,618
Sparebanken Vest	21,729	271,566
Stolt-Nielsen Ltd.	38,775	1,546,651
Storebrand ASA	328,870	3,551,928
TGS ASA	312,052	3,576,510
TOMRA Systems ASA	126,848	1,965,197
Var Energi ASA	710,149	2,386,785
Veidekke ASA	42,797	499,397
Wallenius Wilhelmsen ASA	198,280	2,053,522
Wilh Wilhelmsen Holding ASA, Class A	4,105	161,027
Wilh Wilhelmsen Holding ASA, Class B	1,855	69,876
		52,215,953

SECURITY	NUMBER OF SHARES	VALUE ($)
Poland 1.2%
Alior Bank SA	107,006	2,839,935
Asseco Poland SA	129,568	3,029,437
Bank Handlowy w Warszawie SA	3,714	90,876
Bank Polska Kasa Opieki SA	98,721	4,050,217
Budimex SA	2,501	389,840
CCC SA *	44,330	1,780,271
CD Projekt SA	22,413	1,062,588
Cognor Holding SA *	113,636	210,230
Cyfrowy Polsat SA *	934,686	3,584,242
Dino Polska SA *	12,870	1,074,694
Enea SA *	1,159,378	3,179,051
Eurocash SA	105,995	272,254
Grupa Azoty SA *	309,933	1,426,843
Grupa Kety SA	10,646	2,139,068
Jastrzebska Spolka Weglowa SA *	228,002	1,516,038
KRUK SA	8,593	990,105
LPP SA	491	1,873,939
mBank SA *	6,877	1,139,608
Orange Polska SA	1,568,646	3,532,002
Santander Bank Polska SA	18,087	2,433,392
Tauron Polska Energia SA *	4,086,594	3,758,469
		40,373,099

Portugal 0.3%
Banco Comercial Portugues SA, Class R	2,309,916	1,063,392
Navigator Co. SA	389,203	1,589,684
NOS SGPS SA	504,237	2,009,304
REN - Redes Energeticas Nacionais SGPS SA	566,439	1,482,835
Sonae SGPS SA	2,980,623	3,127,690
		9,272,905

Republic of Korea 7.4%
Amorepacific Corp.	42,750	3,981,061
AMOREPACIFIC Group	89,680	1,671,619
Asia Paper Manufacturing Co. Ltd.	80,220	461,797
Asiana Airlines, Inc. *	191,056	1,395,895
BGF retail Co. Ltd.	16,107	1,422,784
BH Co. Ltd.	44,350	791,816
Binggrae Co. Ltd.	2,747	133,253
Celltrion, Inc.	28,149	4,277,611
Cheil Worldwide, Inc.	135,654	1,844,127
Chong Kun Dang Pharmaceutical Corp.	9,110	848,362
CJ ENM Co. Ltd. *	42,911	2,332,102
CJ Logistics Corp.	35,071	2,475,724
Com2uSCorp	14,788	453,321
Cosmax, Inc.	6,205	563,436
Coway Co. Ltd.	23,984	1,206,516
Daeduck Electronics Co. Ltd.	57,601	862,387
Daesang Corp.	101,311	1,577,474
Daesang Holdings Co. Ltd.	86,038	560,984
Daewoo Engineering & Construction Co. Ltd. *	881,674	2,659,839
Daishin Securities Co. Ltd.	8,238	102,863
Daou Data Corp.	51,566	416,512
Daou Technology, Inc.	107,975	1,459,766
DB HiTek Co. Ltd.	43,785	1,335,658
DGB Financial Group, Inc.	512,203	3,213,131
DL Holdings Co. Ltd.	36,317	1,253,295
Dongjin Semichem Co. Ltd.	23,875	559,410
Doosan Bobcat, Inc.	57,093	1,701,015
Doosan Co. Ltd.	29,053	3,251,431
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
E1 Corp.	10,210	572,466
Ecopro BM Co. Ltd. *	907	114,270
Ecopro Co. Ltd. *	5,332	341,669
F&F Co. Ltd.	10,453	458,544
Fila Holdings Corp.	94,404	2,992,858
Gradiant Corp.	56,071	514,182
Green Cross Corp.	5,726	732,547
Green Cross Holdings Corp.	49,992	623,099
GS Global Corp.	255,434	762,946
GS Retail Co. Ltd.	162,970	2,690,039
Handsome Co. Ltd.	67,515	830,386
Hanjin Transportation Co. Ltd.	25,088	366,221
Hanmi Pharm Co. Ltd.	2,448	578,167
Hanon Systems	325,299	985,017
Hansol Chemical Co. Ltd.	6,573	709,531
Hanwha Aerospace Co. Ltd. (b)	21,968	4,769,038
Hanwha General Insurance Co. Ltd.	499,130	2,182,071
Hanwha Life Insurance Co. Ltd.	1,610,828	3,581,360
Hanwha Systems Co. Ltd.	11,288	157,424
Harim Holdings Co. Ltd.	394,757	1,637,125
HD Hyundai Construction Equipment Co. Ltd.	34,542	1,367,872
HD Hyundai Heavy Industries Co. Ltd. *	5,979	867,410
HD Hyundai Infracore Co. Ltd. *	237,284	1,275,367
HD HYUNDAI MIPO	21,427	1,653,721
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	57,097	8,180,833
HDC Holdings Co. Ltd.	43,333	355,202
HDC Hyundai Development Co-Engineering & Construction, Class E	227,139	4,412,364
Hite Jinro Co. Ltd.	58,888	912,514
HL Mando Co. Ltd.	106,532	2,707,461
Hotel Shilla Co. Ltd.	32,632	1,159,103
HS Hyosung Corp. *	5,304	179,864
HYBE Co. Ltd.	1,056	145,770
Hyosung Advanced Materials Corp.	4,346	920,701
Hyosung Corp.	22,271	821,919
Hyosung Heavy Industries Corp.	7,821	1,694,935
Hyosung TNC Corp.	12,499	2,778,907
HYUNDAI Corp.	42,266	611,281
Hyundai Department Store Co. Ltd.	53,385	1,910,247
Hyundai Elevator Co. Ltd.	31,494	990,192
Hyundai Green Food	140,028	1,257,878
Hyundai Home Shopping Network Corp.	6,518	233,718
Hyundai Marine & Fire Insurance Co. Ltd.	45,238	1,178,487
Hyundai Rotem Co. Ltd.	28,562	1,154,582
Hyundai Wia Corp.	72,682	2,785,731
Innocean Worldwide, Inc.	36,694	540,034
INTOPS Co. Ltd.	24,982	455,374
IS Dongseo Co. Ltd.	36,375	658,962
JB Financial Group Co. Ltd.	294,383	3,120,458
Kakao Corp.	80,222	2,233,977
Kangwon Land, Inc.	112,471	1,346,267
KCC Corp.	11,093	2,379,118
KCC Glass Corp.	31,466	970,468
KEPCO Plant Service & Engineering Co. Ltd.	43,936	1,369,865
KG Chemical Corp.	191,454	606,960
KG Dongbusteel	76,592	329,681
KISWIRE Ltd.	36,223	528,221
KIWOOM Securities Co. Ltd.	18,100	1,830,527
Kolmar Korea Co. Ltd.	13,796	672,321
Kolon Industries, Inc.	84,961	2,222,845
Korea Aerospace Industries Ltd.	30,854	1,254,162
SECURITY	NUMBER OF SHARES	VALUE ($)
Korea Electric Terminal Co. Ltd.	14,159	787,524
Korea Investment Holdings Co. Ltd.	74,449	4,057,257
Korea Line Corp. *	311,613	456,042
Korea Petrochemical Ind Co. Ltd.	15,968	1,245,548
Korean Reinsurance Co.	320,238	2,030,479
Krafton, Inc. *	12,378	3,029,985
Kukdo Chemical Co. Ltd.	15,982	398,398
Kumho Tire Co., Inc. *	177,485	615,156
Kwang Dong Pharmaceutical Co. Ltd.	148,164	675,464
L&F Co. Ltd. *	1,324	92,968
LF Corp.	21,411	230,162
LG Energy Solution Ltd. *	7,595	2,205,981
LIG Nex1 Co. Ltd.	1,469	214,436
Lotte Chilsung Beverage Co. Ltd.	5,970	588,129
Lotte Corp.	77,871	1,442,757
LOTTE Fine Chemical Co. Ltd.	44,892	1,636,591
Lotte Rental Co. Ltd.	65,410	1,532,607
Lotte Shopping Co. Ltd.	19,418	907,050
LS Corp.	48,543	4,109,903
LS Electric Co. Ltd.	23,419	2,925,951
LX Hausys Ltd.	45,804	1,409,248
LX International Corp.	171,239	4,101,993
LX Semicon Co. Ltd.	19,058	977,260
Macquarie Korea Infrastructure Fund	38,653	348,379
Mcnex Co. Ltd.	39,558	577,742
Meritz Financial Group, Inc.	92,284	6,307,242
Mirae Asset Securities Co. Ltd.	367,667	2,300,929
Namyang Dairy Products Co. Ltd.	359	129,937
NCSoft Corp.	19,913	2,796,481
Netmarble Corp. *	13,324	607,427
Nexen Tire Corp.	102,177	588,961
NH Investment & Securities Co. Ltd.	221,040	2,260,289
NHN Corp.	49,301	735,907
NICE Holdings Co. Ltd.	29,086	242,773
NongShim Co. Ltd.	5,364	1,549,952
OCI Holdings Co. Ltd.	22,907	1,222,644
Orion Corp.	25,889	1,782,976
Orion Holdings Corp.	84,012	982,975
Ottogi Corp.	1,552	483,893
Pan Ocean Co. Ltd.	521,430	1,446,194
Partron Co. Ltd.	159,490	908,574
Poongsan Corp.	64,470	3,108,035
POSCO Future M Co. Ltd.	3,069	492,795
Posco International Corp.	85,340	3,603,081
S-1 Corp.	44,136	1,959,251
Samchully Co. Ltd.	16,612	1,105,518
Samsung Biologics Co. Ltd. *	271	198,810
Samsung Card Co. Ltd.	65,075	2,116,636
Samsung E&A Co. Ltd. *	170,759	3,240,439
Samsung Heavy Industries Co. Ltd. *	347,757	2,730,824
Samsung Securities Co. Ltd.	88,095	3,115,985
SAMT Co. Ltd.	255,699	634,534
Samyang Corp.	16,043	593,874
SD Biosensor, Inc. *	110,668	887,266
SeAH Besteel Holdings Corp.	60,069	898,888
SeAH Steel Corp.	4,817	421,895
SeAH Steel Holdings Corp.	1,864	251,166
Sebang Global Battery Co. Ltd.	16,963	1,288,876
Seegene, Inc.	62,348	1,208,828
Seohee Construction Co. Ltd.	685,743	756,147
Seoul Semiconductor Co. Ltd.	105,270	757,304
Seoyon Co. Ltd.	16,056	93,150
Seoyon E-Hwa Co. Ltd.	50,200	555,043
SFA Engineering Corp.	54,791	1,023,345
Shinsegae, Inc.	25,843	2,913,468
SIMMTECH Co. Ltd.	30,834	490,491
SK Chemicals Co. Ltd.	25,598	950,452
SK Discovery Co. Ltd.	60,271	1,597,180
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SK Gas Ltd.	10,533	1,356,197
SK Networks Co. Ltd.	790,216	3,022,797
SK Square Co. Ltd. *	13,549	796,195
SKC Co. Ltd. *	18,394	1,773,513
SL Corp.	32,935	830,864
SNT Motiv Co. Ltd.	16,380	559,141
Songwon Industrial Co. Ltd.	40,509	339,331
Soulbrain Co. Ltd.	5,429	963,187
Sungwoo Hitech Co. Ltd.	195,829	1,061,348
Taekwang Industrial Co. Ltd.	487	215,092
Taihan Electric Wire Co. Ltd. *	17,154	157,948
TKG Huchems Co. Ltd.	40,433	569,031
Unid Co. Ltd.	10,352	622,275
WONIK IPS Co. Ltd. *	39,344	1,005,800
Young Poong Corp.	2,580	609,342
Youngone Corp.	61,423	1,744,959
Youngone Holdings Co. Ltd.	20,925	1,309,526
Yuhan Corp.	30,677	3,237,981
		246,599,420

Singapore 1.6%
AEM Holdings Ltd. *	71,613	69,775
BOC Aviation Ltd.	171,344	1,476,119
BW LPG Ltd.	115,753	1,819,535
CapitaLand Ascendas REIT	1,479,856	3,269,773
CapitaLand Ascott Trust	1,290,829	901,189
CapitaLand China Trust	793,924	423,321
CapitaLand Integrated Commercial Trust	1,729,721	2,813,310
CapitaLand Investment Ltd.	1,237,205	2,572,270
City Developments Ltd.	472,298	1,895,062
ESR-LOGOS REIT	578,581	119,849
First Resources Ltd.	566,332	643,041
Frasers Logistics & Commercial Trust	941,956	787,703
Genting Singapore Ltd.	3,948,614	2,438,631
Geo Energy Resources Ltd.	414,213	82,623
Hafnia Ltd.	62,485	507,327
Hutchison Port Holdings Trust, Class U	5,626,645	725,837
IGG, Inc. *	3,565,576	1,481,009
Jardine Cycle & Carriage Ltd.	55,370	1,175,410
Keppel DC REIT	112,669	184,115
Keppel Infrastructure Trust	4,553,678	1,607,037
Keppel Ltd.	1,092,670	5,172,253
Manulife U.S. Real Estate Investment Trust *	6,499,047	643,406
Mapletree Industrial Trust	724,576	1,356,374
Mapletree Logistics Trust	1,123,151	1,171,879
Mapletree Pan Asia Commercial Trust	842,971	886,010
Netlink NBN Trust	1,615,756	1,084,650
SATS Ltd.	573,855	1,606,944
Sea Ltd., ADR *	13,446	1,052,956
Seatrium Ltd. *	445,589	505,943
Sembcorp Industries Ltd.	629,316	2,380,243
Sheng Siong Group Ltd.	244,789	283,579
Singapore Exchange Ltd.	394,370	3,276,710
Singapore Post Ltd.	1,030,625	339,997
Singapore Technologies Engineering Ltd.	1,202,942	4,106,864
StarHub Ltd.	192,025	181,204
Suntec Real Estate Investment Trust	852,377	804,345
UOL Group Ltd.	511,546	2,111,410
		51,957,703

Spain 1.3%
Abengoa SA, B Shares *(b)	192,522,094	213
Almirall SA	77,626	758,281
SECURITY	NUMBER OF SHARES	VALUE ($)
Applus Services SA *	13,388	188,204
Atresmedia Corp. de Medios de Comunicacion SA	122,449	621,445
Bankinter SA	477,903	4,229,811
Cellnex Telecom SA *	27,870	1,077,566
Cia de Distribucion Integral Logista Holdings SA	63,557	1,955,765
CIE Automotive SA	58,089	1,745,710
Construcciones y Auxiliar de Ferrocarriles SA	33,010	1,266,068
Corp. ACCIONA Energias Renovables SA	36,136	836,778
Ebro Foods SA	18,929	336,916
EDP Renovaveis SA	91,876	1,471,563
Elecnor SA	16,967	345,566
Ence Energia y Celulosa SA	213,278	734,201
Faes Farma SA	311,242	1,279,869
Fluidra SA	73,256	1,814,728
Gestamp Automocion SA	535,060	1,560,600
Grupo Catalana Occidente SA	9,814	433,438
Indra Sistemas SA	102,710	1,923,630
Inmobiliaria Colonial Socimi SA	192,476	1,209,068
International Consolidated Airlines Group SA *	979,973	2,356,912
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	228,295	278,980
Mapfre SA	392,359	989,340
Melia Hotels International SA	91,069	658,252
Merlin Properties Socimi SA	314,492	3,860,553
Naturgy Energy Group SA	38,918	993,386
Obrascon Huarte Lain SA *(a)	1,124,675	400,859
Prosegur Cia de Seguridad SA	874,731	1,719,594
Sacyr SA	655,446	2,356,467
Unicaja Banco SA	1,012,761	1,373,256
Vidrala SA	15,552	1,699,072
Viscofan SA	37,565	2,540,581
		43,016,672

Sweden 4.3%
AAK AB	126,867	3,929,616
AcadeMedia AB	61,777	396,333
AddLife AB, B Shares	78,789	1,254,069
AddTech AB, B Shares	61,078	1,937,176
AFRY AB	150,836	2,710,136
Alleima AB	167,745	1,259,633
Ambea AB	141,157	1,257,087
Arjo AB, B Shares	297,903	1,220,033
Attendo AB	45,511	213,762
Avanza Bank Holding AB	35,037	830,357
Axfood AB	103,197	2,757,093
Beijer Alma AB	28,568	578,850
Beijer Ref AB	93,340	1,610,544
Betsson AB, Class B *	144,254	1,843,893
BHG Group AB *	93,921	145,090
Bilia AB, A Shares	209,629	2,724,568
Billerud Aktiebolag	467,964	4,930,627
Bonava AB, B Shares *	1,299,413	1,065,847
Bravida Holding AB	290,793	2,417,892
Castellum AB *	218,555	2,997,442
Clas Ohlson AB, B Shares	75,144	1,285,573
Cloetta AB, B Shares	374,542	845,584
Coor Service Management Holding AB	190,858	808,851
Corem Property Group AB, B Shares	326,259	315,403
Dometic Group AB	453,362	3,092,287
Dustin Group AB *	559,928	590,506
Electrolux Professional AB, B Shares	152,606	1,052,070
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Elekta AB, B Shares	331,937	2,272,176
Embracer Group AB *	290,601	685,586
EQT AB	67,442	2,257,561
Evolution AB	24,194	2,519,630
Fabege AB	136,404	1,210,763
Fastighets AB Balder, B Shares *	226,821	1,782,984
Getinge AB, B Shares	207,880	4,335,929
Granges AB	184,572	2,294,365
Hexpol AB	252,653	2,856,941
Holmen AB, B Shares	87,580	3,593,596
Husqvarna AB, B Shares	442,461	2,986,393
Industrivarden AB, A Shares	56,535	2,038,202
Industrivarden AB, C Shares	66,646	2,397,518
Indutrade AB	110,973	3,497,994
Instalco AB	128,037	572,624
Intrum AB *(a)	383,123	1,763,958
Investment AB Latour, B Shares	42,950	1,294,277
Inwido AB	87,866	1,534,968
JM AB	179,739	3,527,822
Kinnevik AB, Class B *	228,860	1,822,924
KNOW IT AB	10,149	162,134
L E Lundbergforetagen AB, B Shares	37,267	2,048,807
Lagercrantz Group AB, B Shares	42,881	796,004
Lifco AB, B Shares	60,147	2,014,542
Lindab International AB	82,910	2,161,655
Loomis AB	123,663	4,219,208
MEKO AB	21,175	273,766
Munters Group AB	7,131	150,269
Mycronic AB	32,422	1,196,107
NCAB Group AB (a)	64,070	467,977
NCC AB, B Shares	264,169	4,098,963
New Wave Group AB, B Shares	92,547	1,024,811
Nibe Industrier AB, B Shares	567,454	2,806,032
Nolato AB, B Shares	214,975	1,196,550
Nordnet AB publ	6,729	154,020
Nyfosa AB *	13,382	148,184
Pandox AB	59,643	1,147,345
Peab AB, B Shares	765,238	5,858,424
Ratos AB, B Shares	562,475	1,859,766
Resurs Holding AB	388,751	857,163
Saab AB, B Shares	202,082	4,782,323
Sagax AB, B Shares	27,442	725,123
Samhallsbyggnadsbolaget i Norden AB (a)	2,676,157	1,810,193
Samhallsbyggnadsbolaget i Norden AB, D Shares (a)	163,863	161,131
Scandic Hotels Group AB *	204,765	1,373,665
Sinch AB *	450,516	1,308,336
Stillfront Group AB *	301,414	222,806
Storskogen Group AB, B Shares	1,650,980	1,740,334
Sweco AB, B Shares	174,729	2,881,794
Swedish Orphan Biovitrum AB *	85,426	2,669,367
Thule Group AB	81,003	2,445,732
Wihlborgs Fastigheter AB	144,521	1,522,722
		143,601,786

Switzerland 3.2%
Accelleron Industries AG	37,815	1,977,103
Allreal Holding AG	11,095	2,105,363
ALSO Holding AG	8,018	2,405,069
Aryzta AG *	639,572	1,295,050
Autoneum Holding AG	4,914	715,859
Avolta AG *	83,850	3,253,394
Banque Cantonale Vaudoise	13,005	1,393,311
Belimo Holding AG	3,568	2,397,030
Bell Food Group AG	1,293	396,990
BKW AG	11,179	2,102,856
SECURITY	NUMBER OF SHARES	VALUE ($)
Bossard Holding AG, Class A	921	236,098
Bucher Industries AG	8,195	3,443,359
Burckhardt Compression Holding AG	954	678,015
Bystronic AG	904	327,633
Cembra Money Bank AG	25,224	2,330,793
Clariant AG *	262,251	4,123,317
Comet Holding AG	2,550	1,041,399
Daetwyler Holding AG	4,463	958,405
DKSH Holding AG	16,368	1,311,832
DocMorris AG *(a)	2,237	102,035
dormakaba Holding AG	3,569	2,233,648
DSM-Firmenich AG	113,071	15,394,469
Emmi AG	1,793	1,866,013
EMS-Chemie Holding AG	3,503	2,937,574
Flughafen Zurich AG	9,606	2,247,382
Forbo Holding AG	1,184	1,228,028
Galenica AG	14,152	1,228,469
Georg Fischer AG	15,257	1,207,505
Helvetia Holding AG	28,870	4,569,793
Huber & Suhner AG	20,518	2,084,568
Implenia AG	18,149	671,670
Inficon Holding AG	771	1,103,181
Interroll Holding AG	315	935,588
Kardex Holding AG	2,201	713,389
Komax Holding AG	2,129	331,727
Landis & Gyr Group AG *	22,661	2,040,545
Mobilezone Holding AG	8,680	135,860
Mobimo Holding AG	4,206	1,335,986
OC Oerlikon Corp. AG	465,172	2,634,942
PSP Swiss Property AG	14,362	2,085,448
Schweiter Technologies AG	1,805	871,174
SFS Group AG	15,603	2,372,311
Siegfried Holding AG *	1,280	1,686,652
SIG Group AG *	154,219	3,260,874
Softwareone Holding AG *	82,679	1,531,869
St. Galler Kantonalbank AG	1,507	742,443
Stadler Rail AG	41,025	1,351,463
Straumann Holding AG	17,814	2,633,940
Sulzer AG	13,872	2,138,556
Swiss Prime Site AG	10,626	1,197,296
Tecan Group AG	4,165	1,399,051
Temenos AG	29,437	2,050,476
u-blox Holding AG *	4,819	453,814
Valiant Holding AG	11,240	1,307,547
VAT Group AG	5,153	2,655,303
Vontobel Holding AG	25,213	1,658,183
Zehnder Group AG	10,855	692,151
		107,583,799

Thailand 0.0%
Thai Beverage PCL	1,954,869	794,876

United Kingdom 8.9%
4imprint Group PLC	13,942	965,637
AG Barr PLC	23,267	203,654
Airtel Africa PLC	2,071,603	3,158,222
Allfunds Group PLC	117,233	704,625
Ashmore Group PLC	518,139	1,190,326
ASOS PLC *(a)	410,480	1,955,052
Assura PLC	1,264,427	692,627
Auto Trader Group PLC	236,899	2,649,543
Babcock International Group PLC	213,368	1,469,395
Bank of Georgia Group PLC	23,391	1,398,744
Beazley PLC	322,943	3,183,210
Big Yellow Group PLC	75,040	1,244,601
Bodycote PLC	265,818	2,309,213
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Breedon Group PLC	164,909	910,273
British Land Co. PLC	727,433	3,931,192
Britvic PLC	227,893	3,818,733
Capita PLC *	2,899,584	688,989
Capricorn Energy PLC	77,507	230,212
Card Factory PLC	590,219	971,171
Carnival PLC *	72,447	1,080,673
Carnival PLC, ADR *	22,148	333,327
Chemring Group PLC	238,368	1,275,030
Clarkson PLC	18,617	932,208
Close Brothers Group PLC	373,408	2,669,689
Coats Group PLC	1,764,120	2,281,400
Computacenter PLC	87,828	3,146,567
Conduit Holdings Ltd.	29,585	203,353
ConvaTec Group PLC	1,012,796	3,181,251
Cranswick PLC	78,095	4,947,074
Crest Nicholson Holdings PLC	747,764	2,018,567
CVS Group PLC	15,260	227,429
Deliveroo PLC *	428,317	859,009
Derwent London PLC	61,013	1,873,153
Diploma PLC	39,847	2,337,749
DiscoverIE Group PLC	62,865	546,947
Diversified Energy Co. PLC	30,137	358,250
Domino's Pizza Group PLC	203,221	816,741
Dr. Martens PLC	943,738	892,402
Drax Group PLC	645,081	5,413,190
Dunelm Group PLC	96,482	1,578,679
easyJet PLC	435,131	2,716,960
Elementis PLC	715,017	1,522,332
Endava PLC, ADR *	7,314	233,829
Endeavour Mining PLC (c)	18,114	381,835
Endeavour Mining PLC (c)	102,580	2,175,927
EnQuest PLC *	6,593,964	1,084,998
Essentra PLC	789,421	1,828,069
FDM Group Holdings PLC	125,343	685,285
Ferrexpo PLC *	2,363,306	1,425,643
Fevertree Drinks PLC	13,608	159,796
Forterra PLC	395,713	917,396
Frasers Group PLC *	148,239	1,681,324
Fresnillo PLC	270,800	1,927,193
Future PLC	80,918	1,148,542
Games Workshop Group PLC	14,061	1,932,974
Gamma Communications PLC	13,792	277,692
Genuit Group PLC	265,156	1,603,014
Genus PLC	40,181	942,093
Georgia Capital PLC *	9,465	127,130
Grainger PLC	377,936	1,189,603
Greggs PLC	71,572	2,994,983
Halfords Group PLC	891,252	1,721,853
Halma PLC	144,173	4,937,834
Hammerson PLC	2,022,501	754,361
Hargreaves Lansdown PLC	254,477	3,715,701
Hikma Pharmaceuticals PLC	166,891	4,349,444
Hill & Smith PLC	63,238	1,782,722
Hilton Food Group PLC	165,873	2,147,287
Hiscox Ltd.	115,534	1,787,164
Hochschild Mining PLC *	739,136	1,668,882
Howden Joinery Group PLC	426,897	5,341,192
Hunting PLC	344,675	2,029,392
Ibstock PLC	641,808	1,550,346
IG Group Holdings PLC	119,565	1,527,385
IMI PLC	204,749	4,927,065
InterContinental Hotels Group PLC	10,635	1,060,020
Intermediate Capital Group PLC	159,969	4,469,688
Investec PLC	431,100	3,283,293
J D Wetherspoon PLC *	100,299	1,000,499
JD Sports Fashion PLC	2,326,780	4,218,472
JET2 PLC	25,007	484,766
SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson Service Group PLC	94,558	198,837
Jupiter Fund Management PLC	1,632,890	1,832,707
Just Group PLC	1,756,350	3,291,613
Keller Group PLC	232,960	5,082,385
Keywords Studios PLC	12,836	409,259
Kier Group PLC	1,224,695	2,446,525
Lancashire Holdings Ltd.	108,630	959,394
Land Securities Group PLC	511,696	4,233,367
Liontrust Asset Management PLC	18,270	150,071
LondonMetric Property PLC	293,951	788,103
Marshalls PLC	336,014	1,508,086
Mears Group PLC	40,074	200,662
Mitchells & Butlers PLC *	470,465	1,836,377
Mitie Group PLC	1,438,629	2,344,491
Mobico Group PLC *	2,969,067	2,661,231
MONY Group PLC	476,706	1,341,987
Morgan Advanced Materials PLC	469,563	1,906,911
Morgan Sindall Group PLC	91,764	3,605,966
Ninety One PLC	334,974	727,276
Ocado Group PLC *	238,467	1,069,339
OSB Group PLC	469,139	2,275,129
Oxford Instruments PLC	25,818	778,724
Pagegroup PLC	518,920	2,646,124
Paragon Banking Group PLC	204,491	2,062,675
PayPoint PLC	22,334	201,651
Pennon Group PLC	407,940	3,235,577
Pets at Home Group PLC	655,281	2,657,673
Pinewood Technologies Group PLC	109,733	508,364
Polar Capital Holdings PLC	23,534	165,164
Premier Foods PLC	858,653	2,024,502
Primary Health Properties PLC	593,653	754,852
PZ Cussons PLC	282,264	379,869
QinetiQ Group PLC	535,455	3,389,125
Quilter PLC	1,965,067	3,582,052
Rathbones Group PLC	31,287	775,503
Reach PLC	828,108	1,085,076
Renew Holdings PLC	12,465	175,616
Renewi PLC	144,562	1,257,738
Renishaw PLC	18,638	868,348
Rightmove PLC	236,491	1,726,851
Rolls-Royce Holdings PLC *	1,235,468	8,060,118
Rotork PLC	621,278	2,720,628
RS Group PLC	108,664	1,118,216
RWS Holdings PLC	127,903	300,220
Safestore Holdings PLC	91,413	1,038,607
Savills PLC	208,802	3,221,669
Schroders PLC	795,614	3,580,258
Segro PLC	302,119	3,459,187
Senior PLC	245,859	531,856
Serco Group PLC	1,873,549	4,299,198
Serica Energy PLC	84,274	140,219
Softcat PLC	54,967	1,127,673
Spectris PLC	27,622	1,080,354
Spirax Group PLC	31,170	3,152,271
Spire Healthcare Group PLC	337,845	1,127,793
Spirent Communications PLC *	660,963	1,543,628
SSP Group PLC	736,985	1,642,716
St. James's Place PLC	183,721	1,749,344
SThree PLC	295,933	1,602,392
Synthomer PLC *	472,446	1,511,922
Tate & Lyle PLC	134,616	1,197,743
TBC Bank Group PLC	26,788	1,108,993
Telecom Plus PLC	66,490	1,611,370
THG PLC *	1,224,983	957,106
TI Fluid Systems PLC	1,187,578	2,060,223
TORM PLC, Class A	11,249	412,660
Tritax Big Box REIT PLC	590,560	1,263,562
Tullow Oil PLC *	2,737,434	967,055
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
UNITE Group PLC	81,200	1,021,817
Vanquis Banking Group PLC	524,855	393,181
Vesuvius PLC	483,993	2,585,698
Victrex PLC	103,125	1,395,980
Virgin Money U.K. PLC	1,060,965	3,009,058
Vistry Group PLC *	317,285	5,666,921
Watches of Switzerland Group PLC *	222,115	1,154,231
Weir Group PLC	179,311	4,727,331
WH Smith PLC	78,077	1,316,521
Whitbread PLC	29,745	1,127,815
Wickes Group PLC	554,729	1,232,099
Workspace Group PLC	86,845	704,220
Zigup PLC	630,003	3,324,347
		295,753,491

United States 0.1%
Coronado Global Resources, Inc.	2,831,950	2,286,560
Garrett Motion, Inc. *	22,133	184,811
Kulicke & Soffa Industries, Inc.	14,719	644,839
Magnachip Semiconductor Corp. *	57,535	271,565
Mercer International, Inc.	33,868	203,208
SolarEdge Technologies, Inc. *	10,886	264,856
		3,855,839
Total Common Stocks (Cost $2,879,727,613)		3,309,424,303

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.1%
Draegerwerk AG & Co. KGaA	9,659	490,742
Jungheinrich AG	17,482	549,563
KSB SE & Co. KGaA	421	271,215
Sartorius AG	4,807	1,327,024
Schaeffler AG	111,829	580,545
Sixt SE	5,607	328,939
STO SE & Co. KGaA	1,202	159,659
		3,707,687

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	41,927	1,174,148

Republic of Korea 0.0%
Daishin Securities Co. Ltd.	11,281	132,330
Total Preferred Stocks (Cost $4,766,154)		5,014,165

RIGHTS 0.0% OF NET ASSETS

Republic of Korea 0.0%
Macquarie Korea Infrastructure Fund
expires 10/07/24, strike KRW 11,570.00 *(b)	3,869	1,361
Total Rights (Cost $0)		1,361

SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	9,734	26,893
Total Warrants (Cost $0)		26,893

SHORT-TERM INVESTMENTS 1.7% OF NET ASSETS

Money Market Funds 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)	2,839,051	2,839,051
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (d)(e)	52,556,694	52,556,694
		55,395,745
Total Short-Term Investments (Cost $55,395,745)		55,395,745
Total Investments in Securities (Cost $2,939,889,512)		3,369,862,467

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/20/24	148	18,192,900	423,235

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $52,021,579.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	Security is traded on separate exchanges for the same issuer.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
KRW —	South Korean Won

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	25.1%
Consumer Discretionary	13.5%
Financials	11.7%
Materials	11.0%
Consumer Staples	7.8%
Real Estate	7.5%
Information Technology	7.3%
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

% OF NET ASSETS
Health Care	5.2%
Communication Services	4.6%
Energy	3.0%
Utilities	2.9%
Short-Term Investments	1.7%
Total	101.3%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,781,601,955	$—	$—	$2,781,601,955
Australia	164,563,338	—	1,901,388	166,464,726
Hong Kong	56,739,032	—	0 *	56,739,032
Luxembourg	15,002,498	—	0 *	15,002,498
Republic of Korea	241,830,382	—	4,769,038	246,599,420
Spain	43,016,459	—	213	43,016,672
Preferred Stocks[1]	5,014,165	—	—	5,014,165
Rights
Republic of Korea	—	—	1,361	1,361
Warrants
Italy	—	—	26,893	26,893
Short-Term Investments[1]	55,395,745	—	—	55,395,745
Futures Contracts[2]	423,235	—	—	423,235
Total	$3,363,586,809	$—	$6,698,893	$3,370,285,702

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Assets and Liabilities

As of August 31, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,939,889,512) including securities on loan of $52,021,579		$3,369,862,467
Foreign currency, at value (cost $1,648,293)		1,646,795
Deposit with broker for futures contracts		1,157,156
Receivables:
Dividends		7,104,087
Foreign tax reclaims		1,920,365
Income from securities on loan		179,276
Variation margin on future contracts		31,080
Investments sold	+	804
Total assets		3,381,902,030

Liabilities
Collateral held for securities on loan		52,556,694
Payables:
Management fees	+	1,157,289
Total liabilities		53,713,983
Net assets		$3,328,188,047

Net Assets by Source
Capital received from investors		$3,122,793,817
Total distributable earnings	+	205,394,230
Net assets		$3,328,188,047

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,328,188,047		89,200,000		$37.31

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Operations

For the period March 1, 2024 through August 31, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $7,245,524)		$60,691,979
Other Interest		23,553
Interest received from securities - unaffiliated issuers		331
Securities on loan, net	+	1,374,566
Total investment income		62,090,429

Expenses
Management fees		6,584,192
Professional fees	+	1,111 [1]
Total expenses		6,585,303
Expense reduction	–	1,111 [1]
Net expenses	–	6,584,192
Net investment income		55,506,237

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(4,447,298)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		61,747,761
Net realized gains on futures contracts		510,145
Net realized losses on foreign currency transactions	+	(1,226,913)
Net realized gains		56,583,695
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		177,171,837
Net change in unrealized appreciation (depreciation) on futures contracts		92,419
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	453,543
Net change in unrealized appreciation (depreciation)	+	177,717,799
Net realized and unrealized gains		234,301,494
Increase in net assets resulting from operations		$289,807,731

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/24-8/31/24		3/1/23-2/29/24
Net investment income		$55,506,237	$76,097,972
Net realized gains (losses)		56,583,695	(25,819,457)
Net change in unrealized appreciation (depreciation)	+	177,717,799	191,426,926
Increase in net assets resulting from operations		$289,807,731	$241,705,441

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($24,481,500 )	($89,978,610 )

TRANSACTIONS IN FUND SHARES
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,400,000	$83,759,512	8,900,000	$291,994,920
Shares redeemed	+	(6,500,000)	(227,374,688)	(2,700,000)	(86,913,462)
Net transactions in fund shares		(4,100,000)	($143,615,176 )	6,200,000	$205,081,458

SHARES OUTSTANDING AND NET ASSETS
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		93,300,000	$3,206,476,992	87,100,000	$2,849,668,703
Total increase (decrease)	+	(4,100,000)	121,711,055	6,200,000	356,808,289
End of period		89,200,000	$3,328,188,047	93,300,000	$3,206,476,992
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 8/31/24*	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20
Per-Share Data
Net asset value at beginning of period	$27.25	$25.28	$29.25	$29.64	$25.54	$28.08
Income (loss) from investment operations:
Net investment income (loss)[1]	0.93	1.20	1.55	1.36	0.79	1.02
Net realized and unrealized gains (losses)	2.19	2.06	(4.14)	(0.41)	4.02	(2.53)
Total from investment operations	3.12	3.26	(2.59)	0.95	4.81	(1.51)
Less distributions:
Distributions from net investment income	(0.23)	(1.29)	(1.39)	(1.34)	(0.71)	(1.03)
Other capital[1,2]	—	—	0.01	—	—	—
Net asset value at end of period	$30.14	$27.25	$25.28	$29.25	$29.64	$25.54
Total return	11.47%[3]	13.17%	(8.72%)	2.97%	19.12%	(5.74%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[4]	0.39%	0.39%[5]	0.39%	0.39%	0.39%
Net investment income (loss)	6.32%[4]	4.55%	5.97%	4.29%	3.11%	3.61%
Portfolio turnover rate[6]	9%[3]	16%	28%	20%	25%	32%
Net assets, end of period (x 1,000,000)	$6,208	$5,458	$4,529	$4,826	$3,806	$2,574

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]
Includes additional variable charges paid by the cash purchasers and redeemers of creation units to the fund to offset the transaction costs of the fund of buying or selling portfolio securities (see financial note 9 for additional information).

[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.3% OF NET ASSETS

Brazil 6.6%
Ambev SA	6,037,994	13,710,840
B3 SA - Brasil Bolsa Balcao	3,691,113	8,264,318
Banco Bradesco SA	2,955,437	7,379,069
Banco do Brasil SA	4,430,691	21,999,723
Banco Santander Brasil SA	1,092,657	6,058,205
Centrais Eletricas Brasileiras SA	1,488,882	10,976,078
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	489,872	8,194,087
Cia Energetica de Minas Gerais	571,600	1,450,373
Cia Paranaense de Energia - Copel	580,363	961,243
Cia Siderurgica Nacional SA	2,473,831	5,180,661
Equatorial Energia SA	991,782	5,989,254
Itau Unibanco Holding SA	671,386	3,771,086
JBS SA	7,579,997	46,845,460
Klabin SA	1,225,069	4,670,288
Marfrig Global Foods SA *	1,015,860	2,611,714
Natura & Co. Holding SA	1,463,967	3,502,684
Petroleo Brasileiro SA	12,247,407	92,861,698
Suzano SA	1,022,505	9,930,213
Telefonica Brasil SA	1,120,132	10,251,345
Ultrapar Participacoes SA	2,691,680	11,102,651
Vale SA	10,369,233	109,088,147
Vibra Energia SA	5,732,861	26,035,913
		410,835,050

Chile 0.5%
Banco de Chile	53,454,521	6,739,385
Cencosud SA	4,904,211	9,895,071
Empresas CMPC SA	3,424,691	5,893,950
Empresas Copec SA	1,678,283	10,959,084
		33,487,490

China 31.1%
Agile Group Holdings Ltd. *(a)	61,019,873	3,363,744
Agricultural Bank of China Ltd., A Shares	13,848,100	8,832,145
Agricultural Bank of China Ltd., H Shares	77,049,405	34,077,797
Alibaba Group Holding Ltd.	14,520,896	151,623,888
Aluminum Corp. of China Ltd., A Shares	2,343,000	2,258,034
Aluminum Corp. of China Ltd., H Shares	10,347,985	6,487,058
Anhui Conch Cement Co. Ltd., A Shares	1,317,800	3,889,992
Anhui Conch Cement Co. Ltd., H Shares	5,799,184	12,549,385
ANTA Sports Products Ltd.	649,113	6,390,939
BAIC Motor Corp. Ltd., H Shares	40,373,793	9,575,345
Baidu, Inc., A Shares *	2,021,255	21,494,167
Bank of Beijing Co. Ltd., A Shares	2,119,800	1,570,333
Bank of China Ltd., A Shares	7,283,200	4,922,609
Bank of China Ltd., H Shares	206,905,520	93,898,459
Bank of Communications Co. Ltd., A Shares	7,838,100	7,863,538
Bank of Communications Co. Ltd., H Shares	21,643,649	15,676,967
BOE Technology Group Co. Ltd., A Shares	2,673,200	1,455,983
BYD Co. Ltd., A Shares	52,200	1,837,128
SECURITY	NUMBER OF SHARES	VALUE ($)
BYD Co. Ltd., H Shares	309,854	9,581,148
China CITIC Bank Corp. Ltd., A Shares	2,426,300	2,105,509
China CITIC Bank Corp. Ltd., H Shares	28,991,904	16,762,408
China Coal Energy Co. Ltd., A Shares	2,388,097	4,471,574
China Coal Energy Co. Ltd., H Shares	4,816,986	5,755,386
China Communications Services Corp. Ltd., H Shares	14,402,133	7,366,867
China Construction Bank Corp., A Shares	2,448,300	2,601,340
China Construction Bank Corp., H Shares	307,079,738	217,306,825
China Everbright Bank Co. Ltd., A Shares	12,718,300	5,491,463
China Everbright Bank Co. Ltd., H Shares (a)	15,600,240	4,679,832
China Gas Holdings Ltd.	7,182,261	6,076,986
China Hongqiao Group Ltd.	9,446,167	12,957,539
China Life Insurance Co. Ltd., H Shares	5,327,907	8,073,414
China Mengniu Dairy Co. Ltd.	4,227,397	7,197,045
China Merchants Bank Co. Ltd., A Shares	2,637,800	11,966,314
China Merchants Bank Co. Ltd., H Shares	6,700,597	27,788,871
China Minsheng Banking Corp. Ltd., A Shares	14,570,100	7,051,706
China Minsheng Banking Corp. Ltd., H Shares	32,478,833	11,700,108
China National Building Material Co. Ltd., H Shares	60,379,683	17,416,323
China Pacific Insurance Group Co. Ltd., A Shares	722,800	3,022,971
China Pacific Insurance Group Co. Ltd., H Shares	4,517,009	11,784,156
China Petroleum & Chemical Corp., A Shares	11,991,900	11,523,189
China Petroleum & Chemical Corp., H Shares	145,771,825	99,045,007
China Railway Group Ltd., A Shares	5,653,700	4,595,077
China Railway Group Ltd., H Shares	16,867,973	7,828,068
China Resources Building Materials Technology Holdings Ltd.	16,715,997	3,300,169
China Resources Gas Group Ltd.	1,787,515	6,026,825
China Resources Land Ltd.	6,409,374	18,200,045
China Shenhua Energy Co. Ltd., A Shares	897,900	5,137,554
China Shenhua Energy Co. Ltd., H Shares	6,100,252	26,354,865
China State Construction Engineering Corp. Ltd., A Shares	13,936,000	10,598,990
China Tower Corp. Ltd., H Shares	109,920,665	13,528,004
China United Network Communications Ltd., A Shares	8,985,100	5,882,724
China Vanke Co. Ltd., A Shares *	5,077,500	4,843,220
China Vanke Co. Ltd., H Shares *(a)	13,221,547	6,966,381
China Yongda Automobiles Services Holdings Ltd.	16,597,705	2,808,698
CITIC Securities Co. Ltd., A Shares	401,200	1,092,020
CITIC Securities Co. Ltd., H Shares	328,747	496,467
COSCO SHIPPING Holdings Co. Ltd., A Shares	2,901,300	5,125,480
COSCO SHIPPING Holdings Co. Ltd., H Shares	8,647,546	11,862,051
Country Garden Holdings Co. Ltd. *(a)(b)	188,696,728	7,038,196
CRRC Corp. Ltd., A Shares	3,629,700	3,656,845
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CRRC Corp. Ltd., H Shares	8,239,047	4,995,986
Dongfeng Motor Group Co. Ltd., H Shares *	12,455,240	3,353,162
ENN Energy Holdings Ltd.	1,305,433	8,518,350
GCL Technology Holdings Ltd. *	28,687,113	4,266,070
Geely Automobile Holdings Ltd.	12,816,900	14,492,213
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	54,450,970	5,235,402
Haier Smart Home Co. Ltd., A Shares	658,300	2,297,130
Haier Smart Home Co. Ltd., H Shares	3,151,381	9,716,260
Hengan International Group Co. Ltd.	1,338,097	4,297,130
Huaneng Power International, Inc., A Shares	802,600	785,952
Huaneng Power International, Inc., H Shares	7,321,146	4,232,907
Industrial & Commercial Bank of China Ltd., A Shares	12,900,300	10,885,254
Industrial & Commercial Bank of China Ltd., H Shares	216,005,781	124,335,413
Industrial Bank Co. Ltd., A Shares	4,489,100	10,457,886
JD.com, Inc., A Shares	3,605,191	49,545,725
JD.com, Inc., ADR	607,641	16,406,307
Jiangxi Copper Co. Ltd., A Shares	834,400	2,394,765
Jiangxi Copper Co. Ltd., H Shares	6,342,214	10,699,905
KE Holdings, Inc., ADR	115,344	1,711,705
Kingboard Holdings Ltd.	3,560,692	7,257,962
Kunlun Energy Co. Ltd.	15,945,089	15,964,713
Kweichow Moutai Co. Ltd., A Shares	25,000	5,090,976
Li Ning Co. Ltd.	1,745,487	3,280,452
Longfor Group Holdings Ltd.	9,761,869	11,025,341
Lufax Holding Ltd., ADR	1,763,034	4,002,087
Meituan, B Shares *	1,037,357	15,719,142
Midea Group Co. Ltd., A Shares	228,300	2,085,851
NetEase, Inc.	966,006	15,814,441
PDD Holdings, Inc., ADR *	24,206	2,326,439
People's Insurance Co. Group of China Ltd., A Shares	1,103,700	934,415
People's Insurance Co. Group of China Ltd., H Shares	14,425,685	5,455,588
PetroChina Co. Ltd., A Shares	5,532,500	6,971,247
PetroChina Co. Ltd., H Shares	70,648,163	64,032,936
PICC Property & Casualty Co. Ltd., H Shares	16,260,209	21,053,806
Ping An Bank Co. Ltd., A Shares	4,037,200	5,787,774
Ping An Insurance Group Co. of China Ltd., A Shares	2,482,600	15,423,858
Ping An Insurance Group Co. of China Ltd., H Shares	16,238,409	77,857,097
Postal Savings Bank of China Co. Ltd., A Shares	2,716,300	1,812,911
Postal Savings Bank of China Co. Ltd., H Shares	20,796,082	11,170,656
Seazen Group Ltd. *(a)	40,965,910	8,245,280
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	1,250,900	3,283,017
Shanghai Pudong Development Bank Co. Ltd., A Shares	9,064,700	10,782,478
Shenzhou International Group Holdings Ltd.	636,678	5,256,405
Sinopharm Group Co. Ltd., H Shares	6,168,892	14,377,526
Sunac China Holdings Ltd. *(a)	12,689,247	1,659,278
Sunny Optical Technology Group Co. Ltd.	906,506	5,613,076
Tencent Holdings Ltd.	3,371,355	165,101,483
Tingyi Cayman Islands Holding Corp.	3,387,351	4,550,977
Vipshop Holdings Ltd., ADR	961,168	12,053,047
Weichai Power Co. Ltd., A Shares	1,059,000	1,936,594
SECURITY	NUMBER OF SHARES	VALUE ($)
Weichai Power Co. Ltd., H Shares	4,058,134	6,211,748
Xiaomi Corp., B Shares *	15,205,341	38,011,403
Yankuang Energy Group Co. Ltd., A Shares	454,155	909,976
Yankuang Energy Group Co. Ltd., H Shares	6,026,170	7,818,168
Zhongsheng Group Holdings Ltd.	3,394,376	3,894,629
Zijin Mining Group Co. Ltd., A Shares	1,180,800	2,665,839
Zijin Mining Group Co. Ltd., H Shares	4,379,117	8,881,292
ZTO Express Cayman, Inc., ADR	92,101	1,974,645
		1,929,757,246

Colombia 0.2%
Bancolombia SA	129,256	1,178,995
Ecopetrol SA	15,843,479	7,819,318
		8,998,313

Czech Republic 0.1%
CEZ AS	203,800	7,791,733

Greece 0.3%
Alpha Services & Holdings SA	5,571,746	9,537,830
Eurobank Ergasias Services & Holdings SA, A Shares	2,373,634	5,422,903
National Bank of Greece SA	666,859	5,800,353
		20,761,086

Hong Kong 1.9%
Beijing Enterprises Holdings Ltd.	1,281,492	4,156,421
BOC Hong Kong Holdings Ltd.	1,196,240	3,772,564
China Everbright Environment Group Ltd. (a)	17,556,404	8,057,526
China Jinmao Holdings Group Ltd.	55,860,183	5,084,448
China Overseas Land & Investment Ltd.	15,240,211	24,187,710
China Resources Power Holdings Co. Ltd.	4,261,117	11,580,904
China Taiping Insurance Holdings Co. Ltd.	5,105,727	6,624,014
CITIC Ltd.	24,744,368	24,711,377
CSPC Pharmaceutical Group Ltd.	9,678,945	5,980,785
Fosun International Ltd.	12,632,935	6,559,072
Lenovo Group Ltd.	4,420,818	5,435,060
Nine Dragons Paper Holdings Ltd. *	8,437,009	3,298,918
Orient Overseas International Ltd.	120,318	1,673,568
Sino Biopharmaceutical Ltd.	8,876,476	3,675,583
		114,797,950

Hungary 0.5%
MOL Hungarian Oil & Gas PLC	1,965,886	14,933,765
OTP Bank Nyrt	252,382	13,016,237
		27,950,002

India 13.2%
Axis Bank Ltd.	1,172,678	16,432,208
Bharat Petroleum Corp. Ltd.	7,448,925	31,764,258
Bharti Airtel Ltd.	1,157,114	21,923,031
Bharti Airtel Ltd. - Partly Paid Shares	50,805	722,811
Coal India Ltd.	2,731,254	17,094,914
GAIL India Ltd.	5,819,526	16,492,459
Grasim Industries Ltd.	450,056	14,482,121
HCL Technologies Ltd.	747,638	15,628,673
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
HDFC Bank Ltd.	983,625	19,197,231
Hero MotoCorp Ltd.	144,586	9,404,587
Hindalco Industries Ltd.	2,937,730	24,565,950
Hindustan Petroleum Corp. Ltd.	5,443,680	27,198,523
Hindustan Unilever Ltd.	298,332	9,881,411
ICICI Bank Ltd.	985,484	14,443,053
Indian Oil Corp. Ltd.	16,262,005	34,313,153
IndusInd Bank Ltd.	117,075	1,989,492
Infosys Ltd.	2,673,245	61,951,936
ITC Ltd.	2,331,031	13,949,291
JSW Steel Ltd.	1,114,193	12,502,103
Kotak Mahindra Bank Ltd.	123,147	2,614,724
Larsen & Toubro Ltd.	424,614	18,755,488
Mahindra & Mahindra Ltd.	663,557	22,195,243
Maruti Suzuki India Ltd.	84,261	12,460,637
NTPC Ltd.	5,858,494	29,072,003
Oil & Natural Gas Corp. Ltd.	12,135,928	47,858,571
Petronet LNG Ltd.	1,623,074	7,107,979
Power Finance Corp. Ltd.	2,698,375	17,680,576
Power Grid Corp. of India Ltd.	3,885,841	15,632,088
Rajesh Exports Ltd. *	2,924,136	10,213,579
REC Ltd.	1,446,734	10,690,354
Reliance Industries Ltd.	2,255,249	81,185,872
State Bank of India	1,540,679	14,982,223
Steel Authority of India Ltd.	4,247,937	6,771,172
Sun Pharmaceutical Industries Ltd.	419,585	9,113,218
Tata Consultancy Services Ltd.	635,989	34,530,723
Tata Motors Ltd.	1,723,571	22,838,465
Tata Motors Ltd. - Unlisted Line *(b)	238,716	3,163,148
Tata Steel Ltd.	18,664,097	33,994,098
Tech Mahindra Ltd.	617,396	12,046,661
UltraTech Cement Ltd.	55,259	7,446,314
UPL Ltd.	917,872	6,548,236
Vedanta Ltd.	3,858,300	21,549,943
Wipro Ltd.	1,342,514	8,618,085
		821,006,605

Indonesia 1.5%
Adaro Energy Indonesia Tbk. PT	37,595,470	8,659,972
Astra International Tbk. PT	44,050,477	14,536,230
Bank Central Asia Tbk. PT	17,958,335	11,997,399
Bank Mandiri Persero Tbk. PT	32,124,318	14,809,820
Bank Rakyat Indonesia Persero Tbk. PT	50,435,333	16,806,339
Telkom Indonesia Persero Tbk. PT, Class B	87,346,695	17,294,137
United Tractors Tbk. PT	5,077,800	8,887,382
		92,991,279

Kuwait 0.5%
Kuwait Finance House KSCP	3,568,200	8,487,098
Mobile Telecommunications Co. KSCP	5,289,824	8,082,276
National Bank of Kuwait SAKP	5,502,831	15,807,249
		32,376,623

Malaysia 1.6%
Axiata Group Bhd.	10,414,872	6,144,112
CIMB Group Holdings Bhd.	8,215,724	15,585,642
Genting Bhd.	4,946,700	4,943,839
Malayan Banking Bhd.	8,953,358	22,329,022
Petronas Chemicals Group Bhd.	3,406,000	4,578,105
Public Bank Bhd.	11,979,900	13,358,732
Sime Darby Bhd.	10,278,900	5,897,437
SECURITY	NUMBER OF SHARES	VALUE ($)
Tenaga Nasional Bhd.	8,612,300	29,169,248
		102,006,137

Mexico 2.7%
Alfa SAB de CV, A Shares	16,897,277	9,848,753
America Movil SAB de CV, Series B	45,742,003	37,954,371
Cemex SAB de CV, Series CPO	27,703,168	16,880,395
Fibra Uno Administracion SA de CV	1,017,415	1,201,041
Fomento Economico Mexicano SAB de CV	2,105,576	21,592,216
Grupo Bimbo SAB de CV, Series A	1,908,337	6,845,708
Grupo Financiero Banorte SAB de CV, O Shares	2,665,136	18,479,380
Grupo Mexico SAB de CV, Series B	4,454,857	22,854,259
Grupo Televisa SAB, Series CPO	17,076,236	6,849,792
Nemak SAB de CV *	8,613,516	973,403
Ollamani SAB *	617,128	1,303,086
Orbia Advance Corp. SAB de CV	4,196,127	4,496,346
Wal-Mart de Mexico SAB de CV	4,826,455	15,421,954
		164,700,704

Qatar 0.7%
Industries Qatar QSC	532,418	1,886,348
Ooredoo QPSC	2,260,894	6,842,915
Qatar Fuel QSC	2,239,397	8,948,977
Qatar Islamic Bank QPSC	1,344,160	7,213,646
Qatar National Bank QPSC	4,890,790	21,277,153
		46,169,039

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	0
Federal Grid Co-Rosseti PJSC *(b)(c)	19,817,058	0
Gazprom PJSC *(b)(c)	197,560	0
GMK Norilskiy Nickel PAO *(b)(c)	54,400	0
Inter RAO UES PJSC *(b)(c)	1,590,272	0
LUKOIL PJSC *(b)(c)	15,008	0
Magnit PJSC *(b)(c)	2,064	0
Mobile TeleSystems PJSC *(b)(c)	26,384	0
Novatek PJSC *(b)(c)	5,557	0
Novolipetsk Steel PJSC *(b)(c)	21,760	0
Rosneft Oil Co. PJSC *(b)(c)	28,418	0
Sberbank of Russia PJSC *(b)(c)	90,000	0
Severstal PAO *(b)(c)	3,392	0
Sistema AFK PAO *(b)(c)	127,904	0
Tatneft PJSC *(b)(c)	45,568	0
		0

Saudi Arabia 2.2%
Al Rajhi Bank	654,862	15,374,232
Riyad Bank	926,691	6,371,217
SABIC Agri-Nutrients Co.	95,862	2,973,495
Saudi Arabian Mining Co. *	278,520	3,150,662
Saudi Arabian Oil Co.	2,809,957	20,929,035
Saudi Awwal Bank	444,994	4,132,612
Saudi Basic Industries Corp.	1,679,360	33,474,425
Saudi Electricity Co.	2,069,719	9,674,058
Saudi National Bank	1,428,717	13,325,453
Saudi Telecom Co.	2,219,448	25,432,038
		134,837,227

South Africa 4.5%
Absa Group Ltd.	1,898,408	18,803,381
Anglo American Platinum Ltd.	183,282	6,354,533
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bid Corp. Ltd.	450,818	11,404,134
Bidvest Group Ltd.	527,475	8,651,125
Exxaro Resources Ltd.	706,294	6,364,801
FirstRand Ltd.	6,711,907	32,502,944
Gold Fields Ltd.	879,767	12,285,521
Impala Platinum Holdings Ltd.	3,046,741	13,213,126
MTN Group Ltd.	5,604,735	28,050,507
Naspers Ltd., N Shares	65,317	13,529,687
Nedbank Group Ltd. (a)	993,259	16,597,579
Old Mutual Ltd.	11,323,833	8,227,398
Sanlam Ltd.	2,390,453	11,967,748
Sappi Ltd.	2,992,939	7,656,395
Sasol Ltd.	1,584,532	12,278,227
Shoprite Holdings Ltd.	777,494	13,578,448
Sibanye Stillwater Ltd.	15,456,142	14,999,117
Standard Bank Group Ltd.	2,280,261	30,823,015
Vodacom Group Ltd.	1,411,692	8,749,230
		276,036,916

Taiwan 21.5%
Acer, Inc.	6,426,470	8,788,936
ASE Technology Holding Co. Ltd.	6,654,000	31,928,384
Asia Cement Corp.	4,796,000	6,761,475
Asustek Computer, Inc.	1,708,100	28,673,013
AUO Corp. *	33,251,496	17,098,691
Catcher Technology Co. Ltd.	1,672,000	12,334,855
Cathay Financial Holding Co. Ltd.	11,591,994	23,010,054
Chailease Holding Co. Ltd.	1,229,604	5,592,603
China Steel Corp.	27,416,088	19,068,708
Chunghwa Telecom Co. Ltd.	4,477,764	17,356,759
Compal Electronics, Inc.	18,569,000	19,271,360
CTBC Financial Holding Co. Ltd.	17,492,809	17,853,711
Delta Electronics, Inc.	1,550,696	19,365,522
E.Sun Financial Holding Co. Ltd.	8,456,792	7,454,878
Evergreen Marine Corp. Taiwan Ltd.	4,965,000	29,178,493
Far Eastern New Century Corp.	9,478,061	10,740,222
Far EasTone Telecommunications Co. Ltd.	622,000	1,759,644
First Financial Holding Co. Ltd.	8,044,959	6,852,927
Formosa Chemicals & Fibre Corp.	8,845,882	12,111,586
Formosa Petrochemical Corp.	3,091,704	5,421,838
Formosa Plastics Corp.	7,017,476	11,319,217
Fubon Financial Holding Co. Ltd.	10,410,406	29,906,731
Hon Hai Precision Industry Co. Ltd.	43,159,928	248,921,748
Innolux Corp. *	39,389,444	19,454,618
Inventec Corp.	6,437,646	9,176,513
KGI Financial Holding Co. Ltd.	19,470,000	9,798,906
Largan Precision Co. Ltd.	117,200	11,430,572
Lite-On Technology Corp., ADR	2,710,229	9,065,161
MediaTek, Inc.	1,219,046	47,252,799
Mega Financial Holding Co. Ltd.	7,950,788	9,680,625
Micro-Star International Co. Ltd.	1,233,000	7,072,695
Nan Ya Plastics Corp.	10,781,588	15,267,457
Novatek Microelectronics Corp.	681,000	11,495,467
Pegatron Corp.	9,088,234	29,119,849
Pou Chen Corp.	10,326,000	11,216,896
Powertech Technology, Inc.	1,818,000	8,268,803
President Chain Store Corp.	508,000	4,470,209
Quanta Computer, Inc.	3,011,058	25,225,494
Realtek Semiconductor Corp.	275,000	4,599,093
Shin Kong Financial Holding Co. Ltd. *	16,915,945	6,821,372
Synnex Technology International Corp.	4,064,178	9,159,964
Taiwan Cooperative Financial Holding Co. Ltd.	5,477,994	4,435,137
Taiwan Mobile Co. Ltd.	2,116,530	7,410,171
Taiwan Semiconductor Manufacturing Co. Ltd.	11,186,352	330,100,540
SECURITY	NUMBER OF SHARES	VALUE ($)
TCC Group Holdings Co. Ltd.	10,547,760	10,864,292
Unimicron Technology Corp.	618,000	3,158,581
Uni-President Enterprises Corp.	7,682,796	19,837,416
United Microelectronics Corp.	15,735,931	27,300,537
Walsin Lihwa Corp.	4,739,925	5,208,139
Wan Hai Lines Ltd.	3,310,000	8,577,649
Wistron Corp.	5,096,934	16,171,891
WPG Holdings Ltd.	5,663,880	14,376,588
Yageo Corp.	557,188	11,443,342
Yang Ming Marine Transport Corp.	9,491,000	19,136,277
Yuanta Financial Holding Co. Ltd.	11,594,396	11,561,777
Zhen Ding Technology Holding Ltd.	1,841,000	7,797,921
		1,336,728,106

Thailand 2.8%
Advanced Info Service PCL NVDR	1,370,300	10,000,417
Bangkok Bank PCL NVDR	957,400	3,988,577
Bangkok Dusit Medical Services PCL NVDR	5,045,900	4,137,206
Banpu PCL NVDR	31,993,900	5,151,921
Charoen Pokphand Foods PCL NVDR	19,256,900	13,996,742
CP ALL PCL NVDR	5,546,100	9,913,992
Kasikornbank PCL NVDR	3,927,300	16,593,408
Krung Thai Bank PCL NVDR	9,406,100	5,085,881
PTT Exploration & Production PCL NVDR	2,215,100	9,260,944
PTT Global Chemical PCL NVDR	9,760,900	7,210,001
PTT PCL NVDR	56,351,600	55,777,178
SCB X PCL NVDR	3,803,200	12,023,708
Siam Cement PCL NVDR	2,026,900	13,774,176
Thai Oil PCL NVDR	4,338,887	6,794,534
		173,708,685

Turkey 1.5%
Akbank TAS	8,807,524	15,071,948
BIM Birlesik Magazalar AS	691,095	10,954,145
Eregli Demir ve Celik Fabrikalari TAS	6,731,156	9,550,878
Haci Omer Sabanci Holding AS	3,246,002	8,384,524
KOC Holding AS	1,578,298	8,630,756
Turk Hava Yollari AO *	955,680	8,429,542
Turkcell Iletisim Hizmetleri AS	3,528,114	10,185,069
Turkiye Is Bankasi AS, Class C	21,426,421	8,314,346
Turkiye Petrol Rafinerileri AS	1,607,622	7,955,885
Yapi ve Kredi Bankasi AS	8,621,280	7,895,385
		95,372,478

United Arab Emirates 1.0%
Abu Dhabi Commercial Bank PJSC	2,515,372	5,999,254
Dubai Islamic Bank PJSC	2,878,236	4,835,066
Emaar Properties PJSC	6,638,033	15,253,614
Emirates NBD Bank PJSC	715,654	3,838,488
Emirates Telecommunications Group Co. PJSC	2,979,709	14,716,415
First Abu Dhabi Bank PJSC	3,961,830	14,454,116
		59,096,953

United Kingdom 0.2%
Anglogold Ashanti PLC	463,987	13,821,873

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United States 0.2%
Yum China Holdings, Inc. (d)	79,313	2,681,572
Yum China Holdings, Inc. (d)	318,699	10,957,781
		13,639,353
Total Common Stocks (Cost $4,847,499,989)		5,916,870,848

PREFERRED STOCKS 4.1% OF NET ASSETS

Brazil 3.9%
Banco Bradesco SA	10,196,762	28,159,793
Centrais Eletricas Brasileiras SA, B Shares	281,359	2,292,286
Cia Energetica de Minas Gerais	3,347,060	6,873,431
Cia Paranaense de Energia - Copel, B Shares	3,461,838	6,375,606
Gerdau SA	4,838,354	15,634,326
Itau Unibanco Holding SA	6,907,762	44,764,513
Metalurgica Gerdau SA	5,078,014	9,405,888
Petroleo Brasileiro SA	17,302,747	120,284,843
Raizen SA	9,673,066	5,482,765
		239,273,451

Chile 0.1%
Sociedad Quimica y Minera de Chile SA, B Shares	138,577	5,380,457

Colombia 0.1%
Bancolombia SA	1,105,522	9,234,289

Russia 0.0%
Surgutneftegas PJSC *(b)(c)	265,800	0
Tatneft PJSC *(b)(c)	4,870	0
Transneft PJSC *(b)(c)	11,600	0
		0
Total Preferred Stocks (Cost $195,872,229)		253,888,197

SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (e)	55,858,204	55,858,204
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (e)(f)	33,468,889	33,468,889
		89,327,093
Total Short-Term Investments (Cost $89,327,093)		89,327,093
Total Investments in Securities (Cost $5,132,699,311)		6,260,086,138

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 09/20/24	683	37,565,000	307,092

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $28,550,468.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	Security is traded on separate exchanges for the same issuer.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	26.5%
Information Technology	19.1%
Energy	14.0%
Materials	10.5%
Consumer Discretionary	7.9%
Communication Services	7.4%
Industrials	4.1%
Consumer Staples	4.0%
Utilities	3.4%
Real Estate	1.8%
Other (b)	0.7%
Short-Term Investments	1.4%
Total	100.8%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,166,106,997	$—	$—	$3,166,106,997
China	1,922,719,050	—	7,038,196	1,929,757,246
India	817,843,457	—	3,163,148	821,006,605
Russia	—	—	0 *	0
Preferred Stocks[1]	253,888,197	—	—	253,888,197
Russia	—	—	0 *	0
Short-Term Investments[1]	89,327,093	—	—	89,327,093
Futures Contracts[2]	307,092	—	—	307,092
Total	$6,250,191,886	$—	$10,201,344	$6,260,393,230

*	Level 3 amount shown includes securities determined to have no value at August 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of August 31, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $5,132,699,311) including securities on loan of $28,550,468		$6,260,086,138
Foreign currency, at value (cost $13,857,081)		13,839,227
Deposit with broker for futures contracts		2,876,357
Receivables:
Dividends		21,864,228
Income from securities on loan		71,070
Variation margin on future contracts	+	54,640
Total assets		6,298,791,660

Liabilities
Collateral held for securities on loan		33,468,889
Payables:
Foreign capital gains tax		54,992,546
Management fees		2,136,886
Due to custodian	+	50,802
Total liabilities		90,649,123
Net assets		$6,208,142,537

Net Assets by Source
Capital received from investors		$5,785,001,627
Total distributable earnings	+	423,140,910
Net assets		$6,208,142,537

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,208,142,537		206,000,000		$30.14

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Operations

For the period March 1, 2024 through August 31, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $21,370,554)		$198,674,543
Interest received from securities - unaffiliated issuers		199,949
Other Interest		69,034
Securities on loan, net	+	566,301
Total investment income		199,509,827

Expenses
Management fees		11,648,973
Total expenses	–	11,648,973
Net investment income		187,860,854

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $7,716,495)		32,284,512
Net realized losses on futures contracts		(51,538)
Net realized losses on foreign currency transactions	+	(1,976,959)
Net realized gains		30,256,015
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of ($19,573,037))		408,715,044
Net change in unrealized appreciation (depreciation) on futures contracts		93,233
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(182,121)
Net change in unrealized appreciation (depreciation)	+	408,626,156
Net realized and unrealized gains		438,882,171
Increase in net assets resulting from operations		$626,743,025
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/24-8/31/24		3/1/23-2/29/24
Net investment income		$187,860,854	$227,284,683
Net realized gains		30,256,015	5,390,143
Net change in unrealized appreciation (depreciation)	+	408,626,156	390,105,982
Increase in net assets resulting from operations		$626,743,025	$622,780,808

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($46,635,090 )	($245,342,700 )

TRANSACTIONS IN FUND SHARES
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,700,000	$169,702,038	24,300,000	$635,220,521
Shares redeemed	+	—	—	(3,200,000)	(83,731,930)
Net transactions in fund shares		5,700,000	$169,702,038	21,100,000	$551,488,591

SHARES OUTSTANDING AND NET ASSETS
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		200,300,000	$5,458,332,564	179,200,000	$4,529,405,865
Total increase	+	5,700,000	749,809,973	21,100,000	928,926,699
End of period		206,000,000	$6,208,142,537	200,300,000	$5,458,332,564
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab Fundamental U.S. Broad Market ETF	Schwab U.S. REIT ETF
Schwab Fundamental U.S. Large Company ETF	Schwab International Dividend Equity ETF
Schwab Fundamental U.S. Small Company ETF	Schwab International Equity ETF
Schwab Fundamental International Equity ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental International Small Equity ETF	Schwab Emerging Markets Equity ETF
Schwab Fundamental Emerging Markets Equity ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Dividend Equity ETF	Schwab Crypto Thematic ETF
Schwab Municipal Bond ETF	Schwab High Yield Bond ETF
Schwab Ultra-Short Income ETF
Effective June 21, 2024, the following name changes occurred: Schwab Fundamental U.S. Broad Market Index ETF changed to Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company Index ETF changed to Schwab Fundamental U.S. Large Company ETF, Schwab Fundamental U.S. Small Company Index ETF changed to Schwab Fundamental U.S. Small Company ETF, Schwab Fundamental International Large Company Index ETF changed to Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Company Index ETF changed to Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Large Company Index ETF changed to Schwab Fundamental Emerging Markets Equity ETF.
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Fundamental U.S. Broad Market ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. based companies based on their fundamental size and weight.
The Schwab Fundamental U.S. Large Company ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.
The Schwab Fundamental U.S. Small Company ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

1. Business Structure of the Funds (continued):
The Schwab Fundamental International Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.
The Schwab Fundamental International Small Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.
The Schwab Fundamental Emerging Markets Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2024, Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF, Schwab Fundamental U.S. Small Company ETF, Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF had securities on loan, all of which were classified as common stocks and warrants. The value of the securities on loan and the related collateral as of August 31, 2024 are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended August 31, 2024, the Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF and Schwab Fundamental U.S. Small Company ETF  make distributions from net investment income, if any, quarterly. Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF make distributions from net investment income, if any, semiannually. All funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of August 31, 2024, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows their respective securities included in the index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to an index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
New Index Risk. Each fund’s comparative index was recently constituted and has not previously been utilized for a registered fund, which may create additional risks for investing in the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach, they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty
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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL U.S. BROAD MARKET ETF	SCHWAB FUNDAMENTAL U.S. LARGE COMPANY ETF	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY ETF	SCHWAB FUNDAMENTAL INTERNATIONAL EQUITY ETF	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL EQUITY ETF	SCHWAB FUNDAMENTAL EMERGING MARKETS EQUITY ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine fees. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
For the period ended August 31, 2024, the professional fees incurred by the Schwab Fundamental International Equity ETF and Schwab Fundamental International Small Equity ETF and paid by the investment adviser were $30,857 and $1,111, respectively, as shown as Professional fees in each fund’s Statement of Operations.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
During the period ended August 31, 2024, Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of August 31, 2024, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab Fundamental International Equity ETF and Schwab Fundamental International Small Equity ETF to the investment adviser were $88,615 and $22,615, respectively. Schwab Fundamental Emerging Markets Equity ETF had no balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional foreign withholding tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers and Net realized gains (losses) on sales of securities — affiliated issuers, as applicable, in the Statement of Operations. For the period ended August 31, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Fundamental U.S. Broad Market ETF	$12,509,480	$10,224,486	($170,793 )
Schwab Fundamental U.S. Large Company ETF	255,225,608	236,091,615	(25,806,015)
Schwab Fundamental U.S. Small Company ETF	163,504,986	146,675,671	(33,847,712)
Schwab Fundamental International Equity ETF	208,635,798	254,389,054	8,841,945
Schwab Fundamental International Small Equity ETF	202,444,726	102,567,462	22,717,297
Schwab Fundamental Emerging Markets Equity ETF	59,121,631	15,600,594	(2,209,895)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex . All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
As of August 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	$31,732	$31,732
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	927,293	927,293
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	424,868	424,868
Schwab Fundamental International Equity ETF
Futures Contracts[1]	2,523,093	2,523,093
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	423,235	423,235
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	307,092	307,092

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	$79,739	$79,739
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	2,049,405	2,049,405
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	1,205,506	1,205,506
Schwab Fundamental International Equity ETF
Futures Contracts[1]	2,507,860	2,507,860
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	510,145	510,145
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	(51,538)	(51,538)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

7. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	$19,260	$19,260
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	491,080	491,080
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	276,845	276,845
Schwab Fundamental International Equity ETF
Futures Contracts[1]	812,196	812,196
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	92,419	92,419
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	93,233	93,233

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended August 31, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental U.S. Broad Market ETF	$1,150,295	4
Schwab Fundamental U.S. Large Company ETF	25,001,088	93
Schwab Fundamental U.S. Small Company ETF	14,559,020	139
Schwab Fundamental International Equity ETF	78,353,252	667
Schwab Fundamental International Small Equity ETF	21,723,033	185
Schwab Fundamental Emerging Markets Equity ETF	39,676,851	738

8. Purchases and Sales of Investment Securities:
For the period ended August 31, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market ETF	$43,175,350	$39,858,167
Schwab Fundamental U.S. Large Company ETF	739,627,932	717,107,905
Schwab Fundamental U.S. Small Company ETF	1,358,127,228	1,218,670,663
Schwab Fundamental International Equity ETF	1,089,307,184	754,578,501
Schwab Fundamental International Small Equity ETF	635,768,000	589,733,235
Schwab Fundamental Emerging Markets Equity ETF	779,332,240	524,892,841

9. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the funds, generally have no effect on net asset value per share. When variable charges for the Schwab
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

9. In-Kind Transactions (continued):
Fundamental Emerging Markets Equity ETF in prior periods were larger than other funds they were disclosed in Other Capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2024, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market ETF	$63,264,810	$12,518,510
Schwab Fundamental U.S. Large Company ETF	1,374,766,021	579,871,452
Schwab Fundamental U.S. Small Company ETF	1,277,591,471	838,984,085
Schwab Fundamental International Equity ETF	503,412,486	—
Schwab Fundamental International Small Equity ETF	52,131,078	204,213,099
Schwab Fundamental Emerging Markets Equity ETF	17,019,502	—
For the period ended August 31, 2024, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2024 are disclosed in the funds’ Statements of Operations, if any.

10. Federal Income Taxes:
As of August 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental U.S. Broad Market ETF	$603,154,128	$242,541,734	($18,698,370 )	$223,843,364
Schwab Fundamental U.S. Large Company ETF	13,121,940,809	4,077,514,575	(455,024,454)	3,622,490,121
Schwab Fundamental U.S. Small Company ETF	7,692,031,146	1,816,458,188	(524,698,322)	1,291,759,866
Schwab Fundamental International Equity ETF	11,183,879,655	3,173,747,190	(401,124,649)	2,772,622,541
Schwab Fundamental International Small Equity ETF	3,011,374,321	605,016,769	(246,105,388)	358,911,381
Schwab Fundamental Emerging Markets Equity ETF	5,356,463,391	1,377,040,394	(473,110,555)	903,929,839
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 29, 2024, the funds had capital loss carryforwards available as follows:

Schwab Fundamental U.S. Broad Market ETF	$20,729,858
Schwab Fundamental U.S. Large Company ETF	513,927,495
Schwab Fundamental U.S. Small Company ETF	701,843,303
Schwab Fundamental International Equity ETF	335,920,169
Schwab Fundamental International Small Equity ETF	217,337,538
Schwab Fundamental Emerging Markets Equity ETF	576,363,014

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2024. The tax basis components of distributions paid during the fiscal year ended February 29, 2024, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab Fundamental U.S. Broad Market ETF	$10,452,300
Schwab Fundamental U.S. Large Company ETF	228,247,615
Schwab Fundamental U.S. Small Company ETF	100,406,860
Schwab Fundamental International Equity ETF	385,557,540
Schwab Fundamental International Small Equity ETF	89,978,610
Schwab Fundamental Emerging Markets Equity ETF	245,342,700
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 29, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended February 29, 2024, the funds did not incur any interest or penalties.

11. Share Splits:
Effective September 25, 2024, the Board authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab Fundamental U.S. Broad Market ETF	3-for-1
Schwab Fundamental U.S. Large Company ETF	3-for-1
Schwab Fundamental U.S. Small Company ETF	2-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights, Statement of Assets and Liabilities and Statement of Changes in Net Assets for the funds have been retroactively adjusted for the period ended August 31, 2024 and all prior periods to reflect the above share splits.

12. Subsequent Events:
Other than the planned changes for the share splits discussed in Note 11, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fundamental Index ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also

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Schwab Fundamental Index ETFs
considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2023, with all of the Funds performing in their expected performance ranges. The Trustees further noted that, at a meeting held on February 27, 2024, the Trustees had approved each Fund’s transition to a new benchmark index which will be relevant in measuring Fund performance going forward. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking equity indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

MFR76318-11
00303682

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 13: Exhibits.

(a) (1)  Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust - Schwab Fundamental Index ETFs and Schwab U.S. REIT ETF

By:	/s/ Omar Aguilar
Omar Aguilar
Principal Executive Officer (Chief Executive Officer)

Date:	October 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar
Principal Executive Officer (Chief Executive Officer)

Date:	October 17, 2024

By:	/s/ Dana Smith
Dana Smith
Principal Financial Officer (Chief Financial Officer)

Date:	October 17, 2024